Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
As of March 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (61.4%)
Basic Materials (1.2%)
	Linde plc	322,059	149,538
	Freeport-McMoRan Inc.	948,384	44,593
	Ecolab Inc.	170,255	39,312
	Air Products and Chemicals Inc.	147,223	35,668
	Nucor Corp.	162,889	32,236
	Fastenal Co.	379,717	29,291
	Newmont Corp.	760,827	27,268
	Dow Inc.	464,139	26,888
	LyondellBasell Industries NV Class A	171,564	17,548
	Steel Dynamics Inc.	101,886	15,103
	International Flavors & Fragrances Inc.	167,896	14,437
	Reliance Inc.	37,644	12,580
	Celanese Corp. Class A	71,655	12,315
	Avery Dennison Corp.	52,930	11,817
	CF Industries Holdings Inc.	124,681	10,375
	Albemarle Corp.	77,386	10,195
	International Paper Co.	229,532	8,956
	Eastman Chemical Co.	77,782	7,795
*	Cleveland-Cliffs Inc.	330,091	7,506
	Mosaic Co.	214,088	6,949
	United States Steel Corp.	134,187	5,472
	FMC Corp.	83,240	5,302
	Royal Gold Inc.	42,870	5,222
*	RBC Bearings Inc.	19,036	5,146
	UFP Industries Inc.	38,686	4,759
	Olin Corp.	79,746	4,689
	Commercial Metals Co.	77,494	4,554
	Hexcel Corp.	57,014	4,153
	Boise Cascade Co.	26,759	4,104
	Alcoa Corp.	114,866	3,881
*	Valvoline Inc.	86,063	3,836
	Mueller Industries Inc.	71,104	3,835
	Element Solutions Inc.	151,416	3,782
	Timken Co.	42,710	3,734
	Cabot Corp.	37,271	3,436
	Balchem Corp.	21,252	3,293
	Westlake Corp.	21,238	3,245
*	Arcadium Lithium plc	714,481	3,079
	NewMarket Corp.	4,734	3,004
	Huntsman Corp.	115,313	3,002
	Ashland Inc.	30,215	2,942

		Shares	Market Value ($000)
	Chemours Co.	96,612	2,537
	Avient Corp.	58,112	2,522
	Carpenter Technology Corp.	30,920	2,208
	Scotts Miracle-Gro Co.	29,278	2,184
	Innospec Inc.	16,761	2,161
	Hecla Mining Co.	415,197	1,997
	Sensient Technologies Corp.	28,742	1,989
	Materion Corp.	13,993	1,844
*	Uranium Energy Corp.	267,443	1,805
	Quaker Chemical Corp.	8,683	1,782
	Minerals Technologies Inc.	20,631	1,553
	Sylvamo Corp.	24,362	1,504
	Tronox Holdings plc	82,831	1,437
*	MP Materials Corp.	99,261	1,419
	Stepan Co.	14,027	1,263
	Worthington Steel Inc.	33,428	1,198
*	Ingevity Corp.	22,680	1,082
	Hawkins Inc.	12,325	947
	Kaiser Aluminum Corp.	9,951	889
	Koppers Holdings Inc.	14,510	801
*	Coeur Mining Inc.	209,947	792
*	Ecovyst Inc.	70,433	785
	Ryerson Holding Corp.	20,324	681
*	US Silica Holdings Inc.	53,800	668
	Mativ Holdings Inc.	35,261	661
*,1	Energy Fuels Inc.	103,146	649
*	Metallus Inc.	27,885	620
*	Century Aluminum Co.	37,670	580
*	Clearwater Paper Corp.	11,937	522
	Haynes International Inc.	8,467	509
	Olympic Steel Inc.	6,373	452
	Compass Minerals International Inc.	27,293	430
	AdvanSix Inc.	14,349	410
	Radius Recycling Inc.	18,601	393
*	LSB Industries Inc.	39,093	343
*,1	LanzaTech Global Inc.	99,800	309
*	Ur-Energy Inc.	182,060	291
*	Northwest Pipe Co.	7,317	254
	American Vanguard Corp.	19,365	251
*	Rayonier Advanced Materials Inc.	44,700	214
	Eastern Co.	6,047	206
	GrafTech International Ltd.	143,000	197
	Omega Flex Inc.	2,737	194
*	Universal Stainless & Alloy Products Inc.	7,442	167
*	Piedmont Lithium Inc.	12,436	166
*	Intrepid Potash Inc.	7,428	155
	FutureFuel Corp.	16,400	132
	Tredegar Corp.	18,346	120
*	Dakota Gold Corp.	50,500	120
*	NN Inc.	22,036	104
*	Ascent Industries Co.	9,600	98
*	Unifi Inc.	16,177	97
*	Alto Ingredients Inc.	37,056	81
	Northern Technologies International Corp.	5,764	78
*	Glatfelter Corp.	29,983	60
*	Perma-Pipe International Holdings Inc.	7,151	56
	Friedman Industries Inc.	2,625	49
*	American Battery Technology Co.	23,913	42

		Shares	Market Value ($000)
*	Gold Resource Corp.	88,800	39
*	Culp Inc.	7,359	35
*	Origin Materials Inc.	68,704	35
*,1	Hycroft Mining Holding Corp. Class A	15,211	34
	United-Guardian Inc.	2,067	16
	Chicago Rivet & Machine Co.	710	12
*,1	5E Advanced Materials Inc.	3,601	5
*	Contango ORE Inc.	69	1
			650,075
Consumer Discretionary (8.7%)
*	Amazon.com Inc.	6,198,100	1,118,013
*	Tesla Inc.	1,794,518	315,458
	Home Depot Inc.	660,384	253,323
	Costco Wholesale Corp.	294,240	215,569
	Walmart Inc.	2,949,056	177,445
*	Netflix Inc.	286,891	174,238
	Walt Disney Co.	1,216,130	148,806
	McDonald's Corp.	479,214	135,114
*	Uber Technologies Inc.	1,307,265	100,646
	Lowe's Cos. Inc.	381,310	97,131
	Booking Holdings Inc.	22,646	82,157
	TJX Cos. Inc.	756,408	76,715
	NIKE Inc. Class B	806,402	75,786
	Starbucks Corp.	750,657	68,603
	Target Corp.	305,491	54,136
*	Chipotle Mexican Grill Inc. Class A	18,167	52,807
*	O'Reilly Automotive Inc.	39,173	44,222
*	Airbnb Inc. Class A	246,184	40,611
	Marriott International Inc. Class A	153,138	38,638
*	AutoZone Inc.	11,462	36,124
	Hilton Worldwide Holdings Inc.	166,466	35,509
	General Motors Co.	763,697	34,634
	Ford Motor Co.	2,579,991	34,262
*	Copart Inc.	573,147	33,197
	Ross Stores Inc.	222,774	32,694
	DR Horton Inc.	197,962	32,575
*	Lululemon Athletica Inc.	76,082	29,721
	Lennar Corp. Class A	169,534	29,156
	Yum! Brands Inc.	186,434	25,849
*	Trade Desk Inc. Class A	293,702	25,675
	Electronic Arts Inc.	176,688	23,441
	Dollar General Corp.	145,679	22,735
	Estee Lauder Cos. Inc. Class A	145,810	22,477
	Delta Air Lines Inc.	424,687	20,330
*	Royal Caribbean Cruises Ltd.	143,858	19,998
	Tractor Supply Co.	71,497	18,712
*	Dollar Tree Inc.	136,217	18,137
	eBay Inc.	343,540	18,132
	PulteGroup Inc.	140,106	16,900
*	Ulta Beauty Inc.	32,112	16,791
*	Take-Two Interactive Software Inc.	112,544	16,712
*	NVR Inc.	2,009	16,273
*	Deckers Outdoor Corp.	16,919	15,925
	Garmin Ltd.	102,055	15,193
*	Aptiv plc	183,413	14,609
	Genuine Parts Co.	91,460	14,170
*	ROBLOX Corp. Class A	364,533	13,918
	Williams-Sonoma Inc.	42,555	13,512

		Shares	Market Value ($000)
	Darden Restaurants Inc.	78,658	13,148
	Las Vegas Sands Corp.	250,914	12,972
*	DraftKings Inc. Class A	281,103	12,765
	Omnicom Group Inc.	130,847	12,661
*	Warner Bros Discovery Inc.	1,440,101	12,572
*	Expedia Group Inc.	87,051	11,991
	Southwest Airlines Co.	398,698	11,638
	Domino's Pizza Inc.	23,073	11,465
*	Live Nation Entertainment Inc.	106,312	11,245
*	Carnival Corp.	662,550	10,826
	Best Buy Co. Inc.	128,394	10,532
*	United Airlines Holdings Inc.	218,986	10,485
	Pool Corp.	24,500	9,886
*	Burlington Stores Inc.	42,452	9,857
	LKQ Corp.	175,229	9,359
*	CarMax Inc.	105,782	9,215
	RB Global Inc.	120,391	9,170
	Toll Brothers Inc.	69,487	8,990
	Rollins Inc.	190,746	8,826
*	Floor & Decor Holdings Inc. Class A	66,207	8,582
	Dick's Sporting Goods Inc.	36,966	8,312
	Interpublic Group of Cos. Inc.	251,038	8,191
*	MGM Resorts International	161,751	7,636
*	Liberty Media Corp.-Liberty Formula One Class C	114,173	7,490
	Bath & Body Works Inc.	148,637	7,435
	Wingstop Inc.	19,612	7,186
	Tapestry Inc.	150,240	7,133
*	elf Beauty Inc.	35,117	6,884
	Texas Roadhouse Inc. Class A	43,809	6,767
	Service Corp. International	90,566	6,721
*	American Airlines Group Inc.	433,359	6,652
*	BJ's Wholesale Club Holdings Inc.	87,846	6,646
	Wynn Resorts Ltd.	64,027	6,545
	News Corp. Class A	243,150	6,366
*	Five Below Inc.	34,464	6,251
	Tempur Sealy International Inc.	109,517	6,223
*	Carvana Co. Class A	70,193	6,171
*	Light & Wonder Inc.	60,039	6,129
*	Norwegian Cruise Line Holdings Ltd.	282,895	5,921
*	Caesars Entertainment Inc.	132,936	5,815
	Aramark	176,066	5,726
	Vail Resorts Inc.	25,352	5,649
*	Rivian Automotive Inc. Class A	509,861	5,583
	PVH Corp.	39,583	5,566
	Lithia Motors Inc. Class A	18,294	5,504
*	Skechers USA Inc. Class A	89,782	5,500
	Gentex Corp.	151,744	5,481
	Lear Corp.	37,711	5,464
	Churchill Downs Inc.	44,050	5,451
*	Crocs Inc.	37,733	5,426
*	Etsy Inc.	77,374	5,317
	BorgWarner Inc.	151,793	5,273
*	SiteOne Landscape Supply Inc.	29,914	5,221
	Murphy USA Inc.	12,338	5,172
*	Duolingo Inc. Class A	22,612	4,988
	Hasbro Inc.	87,604	4,951
	U-Haul Holding Co.	72,379	4,826
	Fox Corp. Class A	153,477	4,799

		Shares	Market Value ($000)
*	Mattel Inc.	233,901	4,634
	H&R Block Inc.	92,822	4,558
	Hyatt Hotels Corp. Class A	27,875	4,449
	Gap Inc.	160,487	4,421
	New York Times Co. Class A	101,544	4,389
	Ralph Lauren Corp. Class A	23,248	4,365
	Whirlpool Corp.	36,310	4,344
*	Lyft Inc. Class A	221,738	4,291
*	Bright Horizons Family Solutions Inc.	37,492	4,250
	Wyndham Hotels & Resorts Inc.	54,625	4,192
*	Wayfair Inc. Class A	60,429	4,102
*	Taylor Morrison Home Corp. Class A	65,684	4,084
	Meritage Homes Corp.	23,245	4,079
	Thor Industries Inc.	34,448	4,042
*	Abercrombie & Fitch Co. Class A	31,938	4,003
[1]	Paramount Global Class B	334,307	3,935
	Nexstar Media Group Inc. Class A	21,786	3,754
	Harley-Davidson Inc.	84,942	3,715
	VF Corp.	238,161	3,653
	Macy's Inc.	181,339	3,625
*	AutoNation Inc.	21,800	3,610
*	Alaska Air Group Inc.	83,786	3,602
*	Planet Fitness Inc. Class A	56,969	3,568
	TKO Group Holdings Inc. Class A	41,037	3,546
*	Liberty Media Corp.-Liberty SiriusXM	118,956	3,534
*	Capri Holdings Ltd.	77,639	3,517
	Polaris Inc.	34,288	3,433
*	RH	9,688	3,374
*	Ollie's Bargain Outlet Holdings Inc.	41,045	3,266
	Advance Auto Parts Inc.	38,344	3,263
	Academy Sports & Outdoors Inc.	47,912	3,236
*	Asbury Automotive Group Inc.	13,541	3,193
*	Coty Inc. Class A	265,158	3,171
	KB Home	44,628	3,163
	Boyd Gaming Corp.	45,243	3,046
	American Eagle Outfitters Inc.	116,017	2,992
*	Skyline Champion Corp.	34,608	2,942
*	Cava Group Inc.	41,578	2,913
	Signet Jewelers Ltd.	28,543	2,856
	Warner Music Group Corp. Class A	83,419	2,755
*	Grand Canyon Education Inc.	20,137	2,743
*	Goodyear Tire & Rubber Co.	192,347	2,641
	Group 1 Automotive Inc.	8,753	2,558
*	Shake Shack Inc. Class A	24,483	2,547
	Choice Hotels International Inc.	19,786	2,500
	Fox Corp. Class B	85,211	2,439
*	Tri Pointe Homes Inc.	62,644	2,422
*	Hilton Grand Vacations Inc.	51,103	2,413
*	M/I Homes Inc.	17,620	2,401
	Endeavor Group Holdings Inc. Class A	91,313	2,349
	Marriott Vacations Worldwide Corp.	21,692	2,337
*	YETI Holdings Inc.	59,613	2,298
*	Madison Square Garden Sports Corp.	12,340	2,277
	MDC Holdings Inc.	36,017	2,266
	Wendy's Co.	119,577	2,253
	Kontoor Brands Inc.	36,953	2,226
*,1	GameStop Corp. Class A	177,479	2,222
	Travel + Leisure Co.	44,998	2,203

		Shares	Market Value ($000)
	News Corp. Class B	81,302	2,200
	Kohl's Corp.	75,184	2,192
*	Visteon Corp.	18,440	2,169
	Newell Brands Inc.	268,539	2,156
	Rush Enterprises Inc. Class A	40,197	2,151
	Penske Automotive Group Inc.	13,077	2,118
*	Cavco Industries Inc.	5,283	2,108
	Red Rock Resorts Inc. Class A	33,927	2,030
*	Liberty Media Corp.-Liberty SiriusXM Class A	67,995	2,019
*	Liberty Media Corp.-Liberty Formula One Class A	34,254	2,012
	Steven Madden Ltd.	46,887	1,982
	Carter's Inc.	23,245	1,968
*	Boot Barn Holdings Inc.	20,376	1,939
	LCI Industries	15,684	1,930
	TEGNA Inc.	127,334	1,902
*	Urban Outfitters Inc.	43,342	1,882
*	TripAdvisor Inc.	67,679	1,881
*	SkyWest Inc.	26,533	1,833
*	Penn Entertainment Inc.	99,618	1,814
	Columbia Sportswear Co.	22,088	1,793
	Century Communities Inc.	18,526	1,788
*,1	Lucid Group Inc.	624,322	1,779
*	Helen of Troy Ltd.	15,340	1,768
*	Stride Inc.	27,830	1,755
	Foot Locker Inc.	61,294	1,747
*	JetBlue Airways Corp.	235,321	1,746
*	Dorman Products Inc.	18,076	1,742
	Inter Parfums Inc.	12,187	1,712
	Bloomin' Brands Inc.	59,600	1,709
	Graham Holdings Co. Class B	2,192	1,683
	Leggett & Platt Inc.	83,852	1,606
*	Frontdoor Inc.	49,090	1,599
*	ACV Auctions Inc. Class A	84,971	1,595
	Strategic Education Inc.	14,860	1,547
*	Dutch Bros Inc. Class A	46,867	1,547
*	Sonos Inc.	80,503	1,534
*	Topgolf Callaway Brands Corp.	94,601	1,530
	Papa John's International Inc.	22,875	1,523
*	LGI Homes Inc.	12,866	1,497
*	Fox Factory Holding Corp.	27,248	1,419
	PriceSmart Inc.	16,882	1,418
	Laureate Education Inc.	96,259	1,402
*	Brinker International Inc.	28,139	1,398
*	QuantumScape Corp. Class A	218,781	1,376
	Avis Budget Group Inc.	11,122	1,362
*	Sweetgreen Inc. Class A	53,705	1,357
	Winnebago Industries Inc.	18,210	1,348
*	United Parks & Resorts Inc.	23,607	1,327
*	Adtalem Global Education Inc.	25,210	1,296
*	Gentherm Inc.	22,323	1,285
*	Green Brick Partners Inc.	21,304	1,283
*	Dave & Buster's Entertainment Inc.	20,384	1,276
*	PowerSchool Holdings Inc. Class A	59,875	1,275
	Phinia Inc.	32,907	1,265
*	Cinemark Holdings Inc.	69,779	1,254
	Levi Strauss & Co. Class A	62,447	1,248
*	Hanesbrands Inc.	214,201	1,242
	Acushnet Holdings Corp.	18,715	1,234

		Shares	Market Value ($000)
*	Chewy Inc. Class A	77,266	1,229
	MillerKnoll Inc.	48,900	1,211
	Nordstrom Inc.	59,335	1,203
*	OPENLANE Inc.	69,029	1,194
*	National Vision Holdings Inc.	53,704	1,190
	Worthington Enterprises Inc.	19,118	1,190
*	Liberty Media Corp.-Liberty Live Class C	27,114	1,188
*	Six Flags Entertainment Corp.	45,047	1,186
	Oxford Industries Inc.	10,127	1,138
*	ODP Corp.	21,146	1,122
	HNI Corp.	24,795	1,119
	Cracker Barrel Old Country Store Inc.	15,243	1,109
*	Vista Outdoor Inc.	33,811	1,108
	Cheesecake Factory Inc.	30,438	1,100
	PROG Holdings Inc.	31,428	1,082
*	Under Armour Inc. Class A	142,009	1,048
	Upbound Group Inc.	29,612	1,043
	Dana Inc.	81,618	1,037
*	Beyond Inc.	28,771	1,033
*	Victoria's Secret & Co.	52,873	1,025
*	Knowles Corp.	63,358	1,020
	La-Z-Boy Inc.	26,930	1,013
	Caleres Inc.	24,300	997
	John Wiley & Sons Inc. Class A	26,016	992
*	Coursera Inc.	70,601	990
*	Peloton Interactive Inc. Class A	226,241	969
*	Sphere Entertainment Co.	19,382	951
	Dillard's Inc. Class A	2,001	944
	Jack in the Box Inc.	13,756	942
	Krispy Kreme Inc.	60,442	921
*	Atlanta Braves Holdings Inc. Class C	22,539	880
*	Madison Square Garden Entertainment Corp. Class A	21,871	858
	Buckle Inc.	21,217	854
*	Arlo Technologies Inc.	66,119	836
*	Central Garden & Pet Co. Class A	22,486	830
*	Lions Gate Entertainment Corp. Class B	88,271	822
*	Under Armour Inc. Class C	114,093	815
*	Sally Beauty Holdings Inc.	65,334	811
*	Liberty Media Corp.-Liberty Live Class A	19,019	805
	Allegiant Travel Co.	10,482	788
	Perdoceo Education Corp.	44,854	788
*	Cars.com Inc.	45,347	779
*	Leslie's Inc.	117,675	765
	Guess? Inc.	24,257	763
*	XPEL Inc.	14,093	761
*	G-III Apparel Group Ltd.	25,976	754
*	Beazer Homes USA Inc.	22,577	741
	Steelcase Inc. Class A	55,928	732
	Camping World Holdings Inc. Class A	26,182	729
	Monarch Casino & Resort Inc.	9,587	719
*	Dream Finders Homes Inc. Class A	16,072	703
*	Udemy Inc.	63,982	703
	Winmark Corp.	1,926	697
*	Hertz Global Holdings Inc.	86,328	676
*	Sabre Corp.	274,300	664
*	AMC Entertainment Holdings Inc. Class A	176,534	657
*,1	Central Garden & Pet Co.	15,120	648
*	Life Time Group Holdings Inc.	41,412	643

		Shares	Market Value ($000)
	Monro Inc.	20,203	637
*	Revolve Group Inc. Class A	29,900	633
	Wolverine World Wide Inc.	56,366	632
*	Driven Brands Holdings Inc.	39,665	626
*	QuinStreet Inc.	34,959	617
[1]	Sirius XM Holdings Inc.	157,731	612
	Matthews International Corp. Class A	19,642	610
*	Malibu Boats Inc. Class A	13,979	605
*	Integral Ad Science Holding Corp.	60,118	599
	Interface Inc. Class A	35,478	597
*	Viad Corp.	14,866	587
*	BJ's Restaurants Inc.	16,148	584
	Ethan Allen Interiors Inc.	16,422	568
*	Hovnanian Enterprises Inc. Class A	3,500	549
*	Portillo's Inc. Class A	38,368	544
	Sturm Ruger & Co. Inc.	11,636	537
*	American Axle & Manufacturing Holdings Inc.	72,396	533
	Hibbett Inc.	6,848	526
	Sonic Automotive Inc. Class A	9,075	517
	Golden Entertainment Inc.	13,829	509
*	Mister Car Wash Inc.	65,542	508
	Scholastic Corp.	13,210	498
	Arhaus Inc. Class A	32,331	498
	Dine Brands Global Inc.	10,679	496
*	First Watch Restaurant Group Inc.	20,063	494
*	Thryv Holdings Inc.	22,100	491
*	Everi Holdings Inc.	46,866	471
*	Chegg Inc.	61,656	467
*	Kura Sushi USA Inc. Class A	4,046	466
*	Vizio Holding Corp. Class A	42,297	463
	Smith & Wesson Brands Inc.	26,547	461
*	Lions Gate Entertainment Corp. Class A	45,904	457
*	Sun Country Airlines Holdings Inc.	29,826	450
*	Chuy's Holdings Inc.	13,028	439
*	MarineMax Inc.	13,108	436
*	Figs Inc. Class A	82,563	411
*	Accel Entertainment Inc. Class A	34,084	402
*	Universal Technical Institute Inc.	24,531	391
	Shoe Carnival Inc.	10,530	386
*	Hawaiian Holdings Inc.	28,853	385
[1]	Spirit Airlines Inc.	79,501	385
	Gray Television Inc.	60,831	384
	Haverty Furniture Cos. Inc.	10,734	366
	RCI Hospitality Holdings Inc.	6,314	366
	Global Industrial Co.	8,121	364
	A-Mark Precious Metals Inc.	11,532	354
	Designer Brands Inc. Class A	32,252	353
*	Corsair Gaming Inc.	28,628	353
*	Stagwell Inc. Class A	55,590	346
*	Denny's Corp.	37,823	339
*	Cardlytics Inc.	23,301	338
*	Stoneridge Inc.	18,241	336
	Standard Motor Products Inc.	9,985	335
*	Clean Energy Fuels Corp.	124,439	334
*	Savers Value Village Inc.	17,243	332
*	Qurate Retail Inc. Class A	266,634	328
*,1	Luminar Technologies Inc. Class A	164,987	325
*,1	Atlanta Braves Holdings Inc. Class A	7,675	322

		Shares	Market Value ($000)
	Rush Enterprises Inc. Class B	5,850	312
*	Liquidity Services Inc.	16,457	306
*	Bally's Corp.	21,875	305
	Sinclair Inc.	22,500	303
*	Xponential Fitness Inc. Class A	18,173	301
*	Clear Channel Outdoor Holdings Inc.	181,601	300
*	Daily Journal Corp.	818	296
	Movado Group Inc.	10,482	293
*	MasterCraft Boat Holdings Inc.	11,800	280
*	AMC Networks Inc. Class A	22,780	276
*	America's Car-Mart Inc.	4,309	275
*	Lindblad Expeditions Holdings Inc.	29,347	274
	Climb Global Solutions Inc.	3,752	266
*	Potbelly Corp.	21,880	265
*	RealReal Inc.	66,800	261
*	European Wax Center Inc. Class A	20,055	260
*	Rush Street Interactive Inc.	38,600	251
*	Genesco Inc.	8,865	249
*	PlayAGS Inc.	27,501	247
*	Lovesac Co.	10,900	246
*	Instructure Holdings Inc.	11,518	246
	Build-A-Bear Workshop Inc.	8,127	243
*	Boston Omaha Corp. Class A	15,593	241
*	Gannett Co. Inc.	96,200	235
[1]	Bowlero Corp. Class A	17,051	234
*	Eastman Kodak Co.	46,489	230
*	1-800-Flowers.com Inc. Class A	21,198	230
*	National CineMedia Inc.	44,600	230
	Carriage Services Inc. Class A	8,479	229
*	Turtle Beach Corp.	13,183	227
	Marcus Corp.	15,780	225
*	Lincoln Educational Services Corp.	21,600	223
*	Sleep Number Corp.	13,537	217
*,1	Wheels Up Experience Inc.	75,718	217
[1]	Paramount Global Class A	9,861	215
*	Frontier Group Holdings Inc.	26,032	211
*	GoPro Inc. Class A	93,976	210
	Alta Equipment Group Inc.	15,900	206
*	American Public Education Inc.	14,286	203
	Carrols Restaurant Group Inc.	20,848	198
*	Selectquote Inc.	96,684	193
*	Tile Shop Holdings Inc.	26,800	188
*	OneWater Marine Inc. Class A	6,600	186
*	SES AI Corp.	106,300	179
*	Smith Douglas Homes Corp. Class A	5,974	177
*	EW Scripps Co. Class A	44,261	174
*	iHeartMedia Inc. Class A	81,059	169
	Virco Manufacturing Corp.	15,369	168
*	AMMO Inc.	60,739	167
*	Cooper-Standard Holdings Inc.	10,000	166
*	Full House Resorts Inc.	29,586	165
	Flexsteel Industries Inc.	4,330	162
*	Zumiez Inc.	10,629	161
	Arko Corp.	27,900	159
*	El Pollo Loco Holdings Inc.	16,271	158
*	Stitch Fix Inc. Class A	59,923	158
*	iRobot Corp.	17,796	156
	Weyco Group Inc.	4,901	156

		Shares	Market Value ($000)
*	Landsea Homes Corp.	10,500	153
	Rocky Brands Inc.	5,601	152
*	Funko Inc. Class A	24,100	150
	Clarus Corp.	21,337	144
*	LiveOne Inc.	73,227	143
	Aaron's Co. Inc.	18,696	140
*	Holley Inc.	31,500	140
*	Reservoir Media Inc.	17,600	140
*	Legacy Housing Corp.	6,400	138
	Acme United Corp.	2,909	137
*	Angi Inc. Class A	51,994	136
	Johnson Outdoors Inc. Class A	2,929	135
*	Vera Bradley Inc.	19,900	135
	Superior Group of Cos. Inc.	8,001	132
*	Playstudios Inc.	47,646	132
*	Petco Health & Wellness Co. Inc. Class A	56,651	129
*	J. Jill Inc.	4,000	128
*	Latham Group Inc.	32,438	128
*	Destination XL Group Inc.	34,900	126
*	Lands' End Inc.	10,900	119
*	Nerdy Inc.	40,600	118
*,1	Blink Charging Co.	37,833	114
	Cricut Inc. Class A	23,296	111
*	Motorcar Parts of America Inc.	13,428	108
*	Red Robin Gourmet Burgers Inc.	14,100	108
	Cato Corp. Class A	18,491	107
*	Citi Trends Inc.	3,954	107
	Nathan's Famous Inc.	1,509	107
*	WW International Inc.	56,463	104
	Townsquare Media Inc. Class A	9,269	102
*	Outbrain Inc.	25,574	101
*	Big Lots Inc.	23,152	100
	Hooker Furnishings Corp.	4,101	98
*	American Outdoor Brands Inc.	11,061	97
*	Snap One Holdings Corp.	11,073	95
*	Universal Electronics Inc.	8,830	88
	Bassett Furniture Industries Inc.	5,800	86
*	ONE Group Hospitality Inc.	15,411	86
	Lakeland Industries Inc.	4,633	85
*	ThredUp Inc. Class A	41,643	83
*	Tilly's Inc. Class A	11,657	79
[1]	Purple Innovation Inc. Class A	45,093	78
*	Sportsman's Warehouse Holdings Inc.	25,100	78
	Canterbury Park Holding Corp.	3,400	77
*	BARK Inc.	62,355	77
	Marine Products Corp.	6,508	76
*	Strattec Security Corp.	3,216	76
*	Superior Industries International Inc.	25,107	73
*	JAKKS Pacific Inc.	2,879	71
*	ContextLogic Inc. Class A	12,102	69
*,1	Mondee Holdings Inc. Class A	29,400	68
	NL Industries Inc.	9,161	67
	Entravision Communications Corp. Class A	38,303	63
*	RumbleON Inc. Class B	9,789	63
*	Allbirds Inc. Class A	86,668	60
	Big 5 Sporting Goods Corp.	16,718	59
	Escalade Inc.	4,321	59
*,1	Vuzix Corp.	47,800	58

		Shares	Market Value ($000)
*	Lee Enterprises Inc.	4,325	58
*	Kewaunee Scientific Corp.	1,646	56
*,1	Canoo Inc.	15,225	54
*	Solo Brands Inc. Class A	24,200	53
*	Noodles & Co. Class A	27,098	52
*,1	Tupperware Brands Corp.	37,700	51
	Lifetime Brands Inc.	4,913	51
*	Century Casinos Inc.	15,363	49
*	Traeger Inc.	18,573	47
*	Fossil Group Inc.	42,400	43
*	Cumulus Media Inc. Class A	10,024	36
*	Kartoon Studios Inc.	25,381	35
*	Duluth Holdings Inc. Class B	6,600	32
*	Vacasa Inc. Class A	4,565	31
*	Spruce Power Holding Corp.	7,850	31
*	Kirkland's Inc.	11,800	28
*	Container Store Group Inc.	22,761	26
	Hamilton Beach Brands Holding Co. Class A	1,084	26
*	Mesa Air Group Inc.	29,600	26
*	Sonder Holdings Inc.	8,360	25
*	FlexShopper Inc.	16,024	24
*	2U Inc.	57,721	23
*	CuriosityStream Inc.	20,600	22
*	Marchex Inc. Class B	15,105	21
*	Lulu's Fashion Lounge Holdings Inc.	15,108	21
*	Owlet Inc.	2,945	13
*	Loop Media Inc.	32,500	12
*	BurgerFi International Inc.	18,200	11
*,1	Rent the Runway Inc. Class A	30,443	11
*	Gaia Inc. Class A	3,273	10
*	Focus Universal Inc.	24,900	10
*	Fluent Inc.	16,860	8
*	Delta Apparel Inc.	2,087	6
*,2	Luby's Inc.	6,211	5
*	Beasley Broadcast Group Inc. Class A	5,320	4
*,1,2	SRAX Inc.	7,476	1
*,2	Marriott International Lodging Ltd.	62,955	—
*,1	Mullen Automotive Inc.	59	—
			4,773,396
Consumer Staples (2.8%)
	Procter & Gamble Co.	1,562,103	253,451
	PepsiCo Inc.	912,678	159,728
	Coca-Cola Co.	2,579,340	157,804
	Philip Morris International Inc.	1,029,528	94,325
	CVS Health Corp.	833,882	66,510
	Mondelez International Inc. Class A	892,895	62,503
	Altria Group Inc.	1,170,834	51,072
	Colgate-Palmolive Co.	547,238	49,279
	McKesson Corp.	87,214	46,821
	Constellation Brands Inc. Class A	108,305	29,433
	Kimberly-Clark Corp.	222,974	28,842
*	Monster Beverage Corp.	480,018	28,455
	Cencora Inc.	112,233	27,272
	Corteva Inc.	468,623	27,026
	Sysco Corp.	329,102	26,717
	General Mills Inc.	378,483	26,482
	Kenvue Inc.	1,145,216	24,576
	Kroger Co.	428,248	24,466

		Shares	Market Value ($000)
	Archer-Daniels-Midland Co.	354,332	22,256
	Keurig Dr Pepper Inc.	668,950	20,517
	Hershey Co.	98,836	19,224
	Kraft Heinz Co.	519,531	19,171
	Church & Dwight Co. Inc.	159,049	16,590
	McCormick & Co. Inc. (Non-Voting)	164,846	12,662
	Clorox Co.	81,645	12,501
	Tyson Foods Inc. Class A	191,783	11,263
	Brown-Forman Corp. Class B	207,894	10,732
	Kellanova	182,499	10,455
	Lamb Weston Holdings Inc.	95,459	10,169
	Walgreens Boots Alliance Inc.	453,259	9,831
	Bunge Global SA	94,160	9,653
*	Celsius Holdings Inc.	114,741	9,514
	Conagra Brands Inc.	315,333	9,346
	J M Smucker Co.	67,033	8,437
*	US Foods Holding Corp.	155,507	8,393
	Molson Coors Beverage Co. Class B	118,770	7,987
	Casey's General Stores Inc.	24,667	7,855
*	Performance Food Group Co.	103,610	7,733
	Hormel Foods Corp.	182,339	6,362
	Campbell Soup Co.	129,785	5,769
*	BellRing Brands Inc.	86,286	5,093
	Ingredion Inc.	42,948	5,019
*	Darling Ingredients Inc.	102,958	4,789
*	Sprouts Farmers Market Inc.	68,634	4,426
	Albertsons Cos. Inc. Class A	206,080	4,418
*	Freshpet Inc.	31,911	3,697
*	Post Holdings Inc.	32,958	3,503
	Coca-Cola Consolidated Inc.	3,400	2,878
	Lancaster Colony Corp.	13,134	2,727
	Flowers Foods Inc.	111,771	2,655
	WD-40 Co.	8,936	2,264
*	Simply Good Foods Co.	58,309	1,984
	Primo Water Corp.	98,490	1,794
*	Grocery Outlet Holding Corp.	60,118	1,730
	Spectrum Brands Holdings Inc.	18,906	1,683
	Cal-Maine Foods Inc.	26,954	1,586
	Energizer Holdings Inc.	49,725	1,464
*	Boston Beer Co. Inc. Class A	4,652	1,416
	Brown-Forman Corp. Class A	25,690	1,360
	Edgewell Personal Care Co.	33,828	1,307
*	TreeHouse Foods Inc.	30,729	1,197
	Andersons Inc.	20,748	1,190
	J & J Snack Foods Corp.	7,377	1,066
	Reynolds Consumer Products Inc.	33,928	969
	Vector Group Ltd.	88,188	967
*	Chefs' Warehouse Inc.	24,617	927
	MGP Ingredients Inc.	10,236	882
	Universal Corp.	16,258	841
	WK Kellogg Co.	44,659	840
	Ingles Markets Inc. Class A	10,412	798
*	Pilgrim's Pride Corp.	22,298	765
	Weis Markets Inc.	11,489	740
*	National Beverage Corp.	15,304	726
	Utz Brands Inc.	38,353	707
*	Vita Coco Co. Inc.	27,555	673
	Fresh Del Monte Produce Inc.	24,817	643

		Shares	Market Value ($000)
*	Herbalife Ltd.	62,910	632
	John B Sanfilippo & Son Inc.	5,217	553
	B&G Foods Inc.	46,582	533
	Seaboard Corp.	161	519
	SpartanNash Co.	25,540	516
*	Hain Celestial Group Inc.	63,791	501
	Nu Skin Enterprises Inc. Class A	35,698	494
*	Vital Farms Inc.	19,900	463
*	United Natural Foods Inc.	39,940	459
*	USANA Health Sciences Inc.	7,561	367
	Tootsie Roll Industries Inc.	11,187	358
*,1	Beyond Meat Inc.	42,680	353
	Turning Point Brands Inc.	11,701	343
*	Mission Produce Inc.	28,628	340
	Calavo Growers Inc.	12,130	337
	ACCO Brands Corp.	59,091	332
*	Beauty Health Co.	66,859	297
	Medifast Inc.	7,584	291
	Oil-Dri Corp. of America	3,586	267
*	Duckhorn Portfolio Inc.	27,109	252
*	LifeMD Inc.	23,838	245
*,1	Westrock Coffee Co.	21,900	226
	Limoneira Co.	9,259	181
*	Cibus Inc. Class A	8,052	181
*	Whole Earth Brands Inc.	37,141	179
	Natural Grocers by Vitamin Cottage Inc.	9,195	166
*	Honest Co. Inc.	38,800	157
*	Olaplex Holdings Inc.	81,743	157
*	BRC Inc. Class A	36,500	156
*	Nature's Sunshine Products Inc.	6,506	135
*	Seneca Foods Corp. Class A	1,969	112
	Village Super Market Inc. Class A	3,722	107
*	Lifecore Biomedical Inc.	18,610	99
*	Mama's Creations Inc.	19,100	96
*	HF Foods Group Inc.	25,551	89
	PetMed Express Inc.	17,072	82
*	GrowGeneration Corp.	28,800	82
*	Veru Inc.	82,146	58
*	Benson Hill Inc.	139,100	28
*	Zevia PBC Class A	22,600	26
*	ProPhase Labs Inc.	3,600	23
*	PLBY Group Inc.	16,900	18
*	Natural Alternatives International Inc.	2,268	14
*	Local Bounti Corp.	2,527	7
*	Real Good Food Co. Inc. Class A	3,986	1
			1,521,738
Energy (2.6%)
	Exxon Mobil Corp.	2,635,515	306,352
	Chevron Corp.	1,190,052	187,719
	ConocoPhillips	780,632	99,359
	Schlumberger NV	947,710	51,944
	Marathon Petroleum Corp.	251,757	50,729
	EOG Resources Inc.	384,679	49,177
	Phillips 66	283,668	46,334
	Pioneer Natural Resources Co.	155,022	40,693
	Valero Energy Corp.	220,522	37,641
	Williams Cos. Inc.	807,143	31,454
	ONEOK Inc.	384,987	30,864

		Shares	Market Value ($000)
	Hess Corp.	183,413	27,996
	Occidental Petroleum Corp.	409,442	26,610
	Cheniere Energy Inc.	147,297	23,756
	Diamondback Energy Inc.	117,996	23,383
	Kinder Morgan Inc.	1,252,898	22,978
	Baker Hughes Co. Class A	660,685	22,133
	Devon Energy Corp.	423,642	21,258
	Halliburton Co.	531,011	20,932
	Targa Resources Corp.	148,887	16,674
	Coterra Energy Inc.	469,772	13,097
*	First Solar Inc.	67,647	11,419
	Marathon Oil Corp.	384,996	10,911
	EQT Corp.	289,972	10,749
*	Enphase Energy Inc.	86,180	10,426
	Ovintiv Inc.	179,563	9,319
	Chesapeake Energy Corp.	81,497	7,239
	Texas Pacific Land Corp.	12,189	7,051
	TechnipFMC plc	274,232	6,886
	APA Corp.	191,498	6,584
	HF Sinclair Corp.	104,576	6,313
	Permian Resources Corp.	349,570	6,173
*	Weatherford International plc	48,488	5,597
*	Southwestern Energy Co.	720,625	5,462
	Range Resources Corp.	154,277	5,312
*	Antero Resources Corp.	182,678	5,298
	NOV Inc.	260,088	5,077
	Civitas Resources Inc.	66,611	5,056
*	NEXTracker Inc. Class A	86,804	4,884
	Matador Resources Co.	70,908	4,735
	Chord Energy Corp.	26,144	4,660
	ChampionX Corp.	128,461	4,611
	Murphy Oil Corp.	99,445	4,545
	DT Midstream Inc.	63,896	3,904
	PBF Energy Inc. Class A	67,768	3,901
	SM Energy Co.	77,151	3,846
	Noble Corp. plc	74,584	3,617
	Equitrans Midstream Corp.	271,811	3,395
	Patterson-UTI Energy Inc.	277,846	3,318
	Antero Midstream Corp.	222,489	3,128
	Magnolia Oil & Gas Corp. Class A	118,475	3,074
*	Transocean Ltd.	488,745	3,069
*	Tidewater Inc.	31,935	2,938
	Arcosa Inc.	30,627	2,630
	Helmerich & Payne Inc.	60,458	2,543
	California Resources Corp.	45,122	2,486
	Alpha Metallurgical Resources Inc.	7,081	2,345
	Viper Energy Inc. Class A	60,079	2,311
	Northern Oil & Gas Inc.	56,499	2,242
	Cactus Inc. Class A	44,233	2,216
*	CNX Resources Corp.	91,873	2,179
	Warrior Met Coal Inc.	35,815	2,174
	Archrock Inc.	107,650	2,118
	Liberty Energy Inc. Class A	98,743	2,046
	Peabody Energy Corp.	80,123	1,944
	Arch Resources Inc.	11,992	1,928
	New Fortress Energy Inc.	59,995	1,835
*	Oceaneering International Inc.	68,942	1,613
*	Array Technologies Inc.	98,465	1,468

		Shares	Market Value ($000)
*,1	Plug Power Inc.	422,976	1,455
*	Callon Petroleum Co.	40,387	1,444
*	Par Pacific Holdings Inc.	36,239	1,343
*	Shoals Technologies Group Inc. Class A	117,735	1,316
	CONSOL Energy Inc.	15,600	1,307
*	Gulfport Energy Corp.	8,075	1,293
*	Talos Energy Inc.	90,071	1,255
	Sitio Royalties Corp. Class A	49,181	1,216
	Delek US Holdings Inc.	39,494	1,214
*	DNOW Inc.	74,488	1,132
*	Diamond Offshore Drilling Inc.	71,700	978
*	Helix Energy Solutions Group Inc.	89,793	973
*	Green Plains Inc.	41,000	948
	World Kinect Corp.	33,183	878
	Kinetik Holdings Inc. Class A	21,968	876
*	Vital Energy Inc.	16,456	865
	CVR Energy Inc.	22,241	793
	Crescent Energy Co. Class A	62,455	743
*	REX American Resources Corp.	11,839	695
*	Fluence Energy Inc.	39,386	683
	Atlas Energy Solutions Inc. Class A	30,155	682
	SunCoke Energy Inc.	59,664	672
*	MRC Global Inc.	47,905	602
	Comstock Resources Inc.	64,100	595
	Core Laboratories Inc.	33,200	567
*	Ameresco Inc. Class A	23,094	557
*	Nabors Industries Ltd.	6,400	551
	RPC Inc.	68,616	531
*	Dril-Quip Inc.	23,177	522
*	ProPetro Holding Corp.	63,300	512
*	SilverBow Resources Inc.	14,967	511
	VAALCO Energy Inc.	72,169	503
*	Bristow Group Inc. Class A	18,117	493
*	NextDecade Corp.	83,231	473
*,1	ChargePoint Holdings Inc.	233,000	443
	Select Water Solutions Inc. Class A	46,035	425
*	Newpark Resources Inc.	55,400	400
	Kodiak Gas Services Inc.	14,020	383
	Berry Corp.	47,100	379
	Vitesse Energy Inc.	15,243	362
*	TETRA Technologies Inc.	81,500	361
*,1	Centrus Energy Corp. Class A	8,083	336
*,1	FuelCell Energy Inc.	270,302	322
*	American Superconductor Corp.	23,338	315
	Ramaco Resources Inc. Class A	18,625	314
*	Oil States International Inc.	50,800	313
	SandRidge Energy Inc.	20,416	297
*	DMC Global Inc.	14,657	286
*,1	Tellurian Inc.	405,500	268
*,1	Stem Inc.	105,000	230
	W&T Offshore Inc.	74,445	197
*	Natural Gas Services Group Inc.	10,000	194
*,1	SunPower Corp.	63,536	191
	Solaris Oilfield Infrastructure Inc. Class A	21,551	187
*	EVgo Inc. Class A	73,700	185
*	Amplify Energy Corp.	27,400	181
*	Solid Power Inc.	87,000	177
*	Forum Energy Technologies Inc.	8,700	174

		Shares	Market Value ($000)
*	Montauk Renewables Inc.	40,536	169
*	Matrix Service Co.	12,854	168
*	Ring Energy Inc.	74,543	146
*	SEACOR Marine Holdings Inc.	10,363	144
[1]	HighPeak Energy Inc.	9,147	144
	Granite Ridge Resources Inc.	20,700	135
*	ProFrac Holding Corp. Class A	15,926	133
	Evolution Petroleum Corp.	20,558	126
*,1	Aemetis Inc.	20,069	120
*	Gevo Inc.	156,500	120
	Riley Exploration Permian Inc.	3,500	116
	Ranger Energy Services Inc. Class A	9,800	111
	Epsilon Energy Ltd.	18,200	100
*	KLX Energy Services Holdings Inc.	11,351	88
	NACCO Industries Inc. Class A	2,823	85
*	Hallador Energy Co.	15,236	81
*	TPI Composites Inc.	27,321	80
*	OPAL Fuels Inc. Class A	14,600	73
*	Geospace Technologies Corp.	5,246	69
*	Flotek Industries Inc.	16,184	61
	PHX Minerals Inc.	13,999	48
	Ramaco Resources Inc. Class B	3,725	47
*	Ideal Power Inc.	5,004	45
*,1	Beam Global	5,900	40
*	American Resources Corp.	26,300	37
*	ESS Tech Inc.	33,409	24
*,1	Enviva Inc.	23,600	10
*,2	Novusterra Inc.	2,191	—
			1,406,276
Financials (6.7%)
*	Berkshire Hathaway Inc. Class B	1,093,429	459,809
	JPMorgan Chase & Co.	1,910,694	382,712
	Bank of America Corp.	4,437,054	168,253
	Wells Fargo & Co.	2,371,840	137,472
	Goldman Sachs Group Inc.	216,511	90,434
	S&P Global Inc.	208,415	88,670
	Progressive Corp.	388,567	80,363
	BlackRock Inc.	93,707	78,124
	Morgan Stanley	813,021	76,554
	Citigroup Inc.	1,197,677	75,741
	Chubb Ltd.	269,351	69,797
	Charles Schwab Corp.	939,577	67,969
	Marsh & McLennan Cos. Inc.	326,642	67,282
	Blackstone Inc.	476,016	62,534
	Intercontinental Exchange Inc.	380,019	52,226
	CME Group Inc.	239,199	51,497
*	Berkshire Hathaway Inc. Class A	79	50,121
	US Bancorp	1,026,281	45,875
	KKR & Co. Inc.	438,674	44,122
	PNC Financial Services Group Inc.	262,698	42,452
	Aon plc Class A	124,802	41,649
	Moody's Corp.	102,795	40,402
	Arthur J Gallagher & Co.	143,325	35,837
	American International Group Inc.	449,469	35,135
	Travelers Cos. Inc.	151,909	34,960
	Truist Financial Corp.	884,916	34,494
	Aflac Inc.	381,112	32,722
*	Coinbase Global Inc. Class A	122,980	32,604

		Shares	Market Value ($000)
	Allstate Corp.	175,080	30,291
	MetLife Inc.	405,911	30,082
	Apollo Global Management Inc.	263,245	29,602
	Ameriprise Financial Inc.	66,462	29,140
	Bank of New York Mellon Corp.	503,391	29,005
	MSCI Inc. Class A	49,739	27,876
	Prudential Financial Inc.	236,795	27,800
*	Arch Capital Group Ltd.	235,570	21,776
	Discover Financial Services	165,584	21,706
	Hartford Financial Services Group Inc.	198,172	20,422
	Willis Towers Watson plc	68,231	18,764
	Nasdaq Inc.	287,715	18,155
	T. Rowe Price Group Inc.	147,867	18,028
	Fifth Third Bancorp	447,991	16,670
	M&T Bank Corp.	110,456	16,065
	Raymond James Financial Inc.	124,316	15,965
	Broadridge Financial Solutions Inc.	77,534	15,884
	State Street Corp.	189,186	14,628
	Ares Management Corp. Class A	109,748	14,594
	Principal Financial Group Inc.	155,625	13,432
	Brown & Brown Inc.	152,761	13,373
	Huntington Bancshares Inc.	949,144	13,241
	LPL Financial Holdings Inc.	49,561	13,094
	Cboe Global Markets Inc.	70,550	12,962
	Cincinnati Financial Corp.	103,509	12,853
	Regions Financial Corp.	608,794	12,809
*	Markel Group Inc.	8,322	12,662
	First Citizens BancShares Inc. Class A	7,135	11,666
	Northern Trust Corp.	129,263	11,494
	Everest Group Ltd.	28,811	11,452
	FactSet Research Systems Inc.	25,171	11,437
	W R Berkley Corp.	128,789	11,390
	Citizens Financial Group Inc.	283,864	10,301
	Loews Corp.	124,956	9,783
	KeyCorp	608,589	9,622
	Fidelity National Financial Inc.	169,909	9,022
	Reinsurance Group of America Inc.	43,351	8,362
	Equitable Holdings Inc.	216,762	8,239
	RenaissanceRe Holdings Ltd.	34,710	8,158
	Tradeweb Markets Inc. Class A	77,308	8,053
*	Robinhood Markets Inc. Class A	399,805	8,048
	Kinsale Capital Group Inc.	14,481	7,599
	Interactive Brokers Group Inc. Class A	67,604	7,552
	East West Bancorp Inc.	94,293	7,460
	Carlyle Group Inc.	157,530	7,390
	Ally Financial Inc.	182,041	7,389
	Globe Life Inc.	62,031	7,219
	Erie Indemnity Co. Class A	17,033	6,840
	Annaly Capital Management Inc.	333,081	6,558
	American Financial Group Inc.	47,281	6,453
	Assurant Inc.	34,203	6,438
	Primerica Inc.	23,542	5,955
	Franklin Resources Inc.	208,480	5,860
	Unum Group	107,690	5,779
	Blue Owl Capital Inc. Class A	304,928	5,751
	SEI Investments Co.	78,151	5,619
	First Horizon Corp.	364,052	5,606
	Webster Financial Corp.	108,921	5,530

		Shares	Market Value ($000)
	MarketAxess Holdings Inc.	25,040	5,490
	Morningstar Inc.	16,956	5,229
	Old Republic International Corp.	169,562	5,209
	Stifel Financial Corp.	65,373	5,110
	Voya Financial Inc.	67,705	5,005
	Invesco Ltd.	295,499	4,902
	Corebridge Financial Inc.	167,566	4,814
	Comerica Inc.	84,279	4,635
	AGNC Investment Corp.	464,398	4,598
	Houlihan Lokey Inc. Class A	35,179	4,510
	Cullen/Frost Bankers Inc.	38,613	4,347
	Selective Insurance Group Inc.	39,591	4,322
	Western Alliance Bancorp	67,278	4,319
	Popular Inc.	48,911	4,309
	Zions Bancorp NA	99,287	4,309
	Wintrust Financial Corp.	41,173	4,298
*,1	SoFi Technologies Inc.	585,031	4,271
	RLI Corp.	28,742	4,267
	Evercore Inc. Class A	21,854	4,209
	Jefferies Financial Group Inc.	94,851	4,183
	OneMain Holdings Inc.	80,758	4,126
	Essent Group Ltd.	68,186	4,058
	Starwood Property Trust Inc.	199,233	4,050
	SouthState Corp.	47,403	4,031
	Pinnacle Financial Partners Inc.	46,570	3,999
	MGIC Investment Corp.	178,166	3,984
	Prosperity Bancshares Inc.	59,369	3,905
	Commerce Bancshares Inc.	73,374	3,903
	First American Financial Corp.	61,942	3,782
	Synovus Financial Corp.	93,697	3,754
	Lincoln National Corp.	114,273	3,649
	Affiliated Managers Group Inc.	21,573	3,613
	Cadence Bank	121,895	3,535
	Rithm Capital Corp.	316,640	3,534
	Jackson Financial Inc. Class A	52,687	3,485
	Old National Bancorp	197,667	3,441
	Ryan Specialty Holdings Inc. Class A	61,876	3,434
	FNB Corp.	243,029	3,427
	Radian Group Inc.	102,332	3,425
	FirstCash Holdings Inc.	25,998	3,316
*	Mr Cooper Group Inc.	42,066	3,279
	Axis Capital Holdings Ltd.	50,322	3,272
	United Bankshares Inc.	91,036	3,258
	Bank OZK	71,046	3,230
*	Marathon Digital Holdings Inc.	141,802	3,202
	SLM Corp.	145,178	3,163
	Assured Guaranty Ltd.	36,014	3,142
	Home BancShares Inc.	124,157	3,051
	First Financial Bankshares Inc.	92,360	3,030
	Lazard Inc. Class A	72,100	3,019
	Hanover Insurance Group Inc.	22,159	3,017
	White Mountains Insurance Group Ltd.	1,663	2,984
*	American Equity Investment Life Holding Co.	52,251	2,938
	Hamilton Lane Inc. Class A	25,747	2,903
	Janus Henderson Group plc	87,843	2,889
	Glacier Bancorp Inc.	69,385	2,795
	Columbia Banking System Inc.	138,556	2,681
	Hancock Whitney Corp.	54,475	2,508

		Shares	Market Value ($000)
	Moelis & Co. Class A	43,747	2,484
	Kemper Corp.	38,675	2,395
*	Enstar Group Ltd.	7,705	2,394
	UMB Financial Corp.	26,776	2,329
	Valley National Bancorp	285,180	2,270
	TPG Inc. Class A	49,547	2,215
	Piper Sandler Cos.	11,019	2,187
[1]	Blackstone Mortgage Trust Inc. Class A	109,533	2,181
	ServisFirst Bancshares Inc.	31,773	2,108
	Associated Banc-Corp	97,960	2,107
*	Brighthouse Financial Inc.	40,512	2,088
	Ameris Bancorp	43,077	2,084
	International Bancshares Corp.	37,046	2,080
*	Texas Capital Bancshares Inc.	32,774	2,017
	First Bancorp	115,016	2,017
	United Community Banks Inc.	75,735	1,993
*	Genworth Financial Inc. Class A	303,055	1,949
	BGC Group Inc. Class A	249,768	1,941
	Artisan Partners Asset Management Inc. Class A	42,235	1,933
	Federated Hermes Inc. Class B	53,167	1,920
	First Hawaiian Inc.	86,538	1,900
*	Axos Financial Inc.	34,815	1,881
	WSFS Financial Corp.	40,948	1,848
	Walker & Dunlop Inc.	18,114	1,831
	Atlantic Union Bankshares Corp.	50,612	1,787
*	Credit Acceptance Corp.	3,234	1,784
	Community Bank System Inc.	36,903	1,772
	CNO Financial Group Inc.	63,933	1,757
	Cathay General Bancorp	45,973	1,739
*	Clearwater Analytics Holdings Inc. Class A	97,251	1,720
*	NMI Holdings Inc. Class A	52,596	1,701
	CVB Financial Corp.	92,505	1,650
*	Oscar Health Inc. Class A	108,717	1,617
	First Interstate BancSystem Inc. Class A	58,498	1,592
	Bank of Hawaii Corp.	25,451	1,588
	Pacific Premier Bancorp Inc.	65,826	1,580
	PennyMac Financial Services Inc.	17,187	1,566
*	Riot Platforms Inc.	127,626	1,562
[1]	Arbor Realty Trust Inc.	117,263	1,554
	Fulton Financial Corp.	96,493	1,533
	Seacoast Banking Corp. of Florida	58,862	1,495
	New York Community Bancorp Inc.	458,514	1,476
	Banc of California Inc.	96,774	1,472
	Independent Bank Corp.	27,759	1,444
	BOK Financial Corp.	15,414	1,418
	First Merchants Corp.	40,465	1,412
	First Financial Bancorp	61,691	1,383
*	Palomar Holdings Inc.	16,486	1,382
	BankUnited Inc.	48,789	1,366
	PJT Partners Inc. Class A	14,404	1,358
	Park National Corp.	9,901	1,345
*	StoneX Group Inc.	18,861	1,325
*	BRP Group Inc. Class A	45,663	1,321
	Simmons First National Corp. Class A	67,230	1,308
*,1	Upstart Holdings Inc.	48,071	1,293
	Victory Capital Holdings Inc. Class A	30,442	1,292
	Eastern Bankshares Inc.	93,237	1,285
	WaFd Inc.	43,247	1,255

		Shares	Market Value ($000)
	Towne Bank	44,601	1,252
	StepStone Group Inc. Class A	35,019	1,252
*	Triumph Financial Inc.	15,321	1,215
	WesBanco Inc.	40,356	1,203
*	Rocket Cos. Inc. Class A	82,700	1,203
	Virtus Investment Partners Inc.	4,811	1,193
	Cohen & Steers Inc.	15,467	1,189
	OFG Bancorp	32,183	1,185
	Renasant Corp.	36,688	1,149
	Stewart Information Services Corp.	17,372	1,130
	Independent Bank Group Inc.	24,733	1,129
*	Bancorp Inc.	33,463	1,120
	Federal Agricultural Mortgage Corp. Class C	5,682	1,119
	Virtu Financial Inc. Class A	54,467	1,118
	Banner Corp.	23,103	1,109
	Trustmark Corp.	39,036	1,097
*	Enova International Inc.	17,312	1,088
	Horace Mann Educators Corp.	29,216	1,081
	BancFirst Corp.	12,263	1,080
	Mercury General Corp.	19,781	1,021
*	Customers Bancorp Inc.	19,111	1,014
	Lakeland Financial Corp.	15,266	1,012
*	Goosehead Insurance Inc. Class A	15,096	1,006
	Northwest Bancshares Inc.	85,607	997
	Enterprise Financial Services Corp.	24,562	996
*	Cannae Holdings Inc.	44,260	984
	Compass Diversified Holdings	40,800	982
	NBT Bancorp Inc.	26,645	977
	Two Harbors Investment Corp.	73,068	967
	FB Financial Corp.	25,633	965
	Ready Capital Corp.	104,696	956
	First Bancorp (XNGS)	26,203	946
	Hope Bancorp Inc.	80,705	929
	First Commonwealth Financial Corp.	66,653	928
	Hilltop Holdings Inc.	29,597	927
	Apollo Commercial Real Estate Finance Inc.	83,218	927
	City Holding Co.	8,556	892
	Live Oak Bancshares Inc.	21,351	886
	Navient Corp.	50,725	883
	Stock Yards Bancorp Inc.	17,792	870
	Pathward Financial Inc.	16,753	846
	MFA Financial Inc.	74,007	844
	WisdomTree Inc.	91,621	842
	National Bank Holdings Corp. Class A	23,105	833
	Ladder Capital Corp. Class A	72,214	804
	First Busey Corp.	32,976	793
	Chimera Investment Corp.	171,824	792
	Nelnet Inc. Class A	8,371	792
	Franklin BSP Realty Trust Inc.	59,221	791
	Heartland Financial USA Inc.	22,092	777
*	SiriusPoint Ltd.	61,122	777
	Claros Mortgage Trust Inc.	79,600	777
	Safehold Inc.	37,045	763
	Nicolet Bankshares Inc.	8,820	758
	Employers Holdings Inc.	16,575	752
	Stellar Bancorp Inc.	30,835	751
	Westamerica Bancorp	15,228	744
	Provident Financial Services Inc.	50,630	738

		Shares	Market Value ($000)
*	PRA Group Inc.	27,748	724
	TriCo Bancshares	19,565	720
	German American Bancorp Inc.	20,763	719
	Sandy Spring Bancorp Inc.	30,963	718
	Enact Holdings Inc.	23,000	717
	National Western Life Group Inc. Class A	1,443	710
	Veritex Holdings Inc.	34,377	704
	PennyMac Mortgage Investment Trust	47,400	696
	Safety Insurance Group Inc.	8,465	696
	Preferred Bank	8,979	689
*	Skyward Specialty Insurance Group Inc.	18,414	689
	Berkshire Hills Bancorp Inc.	30,001	688
	Peoples Bancorp Inc.	22,717	673
*	Encore Capital Group Inc.	14,715	671
*	LendingClub Corp.	75,742	666
	OceanFirst Financial Corp.	40,545	665
	Origin Bancorp Inc.	21,050	658
	AMERISAFE Inc.	13,025	653
	ARMOUR Residential REIT Inc.	32,944	651
	BrightSpire Capital Inc. Class A	90,713	625
	Ellington Financial Inc.	51,641	610
	Brookline Bancorp Inc.	61,007	608
	Bank First Corp.	6,772	587
	QCR Holdings Inc.	9,550	580
	HCI Group Inc.	4,980	578
	Lakeland Bancorp Inc.	47,448	574
*	AssetMark Financial Holdings Inc.	15,755	558
*,1	Trupanion Inc.	19,975	552
	F&G Annuities & Life Inc.	13,447	545
	TFS Financial Corp.	43,322	544
	ConnectOne Bancorp Inc.	27,819	542
	S&T Bancorp Inc.	16,700	536
*,1	Lemonade Inc.	31,967	525
	Brightsphere Investment Group Inc.	22,782	520
	First Bancshares Inc.	19,531	507
	Dime Community Bancshares Inc.	26,247	506
	Redwood Trust Inc.	79,346	505
*	Ambac Financial Group Inc.	31,321	490
	Southside Bancshares Inc.	16,711	488
	Heritage Financial Corp.	24,999	485
[1]	UWM Holdings Corp. Class A	66,500	483
	Community Trust Bancorp Inc.	11,278	481
	Dynex Capital Inc.	38,200	476
	New York Mortgage Trust Inc.	64,067	461
	Amerant Bancorp Inc. Class A	19,621	457
	Mercantile Bank Corp.	11,852	456
	Tompkins Financial Corp.	9,076	456
	Capitol Federal Financial Inc.	73,045	435
	Eagle Bancorp Inc.	18,256	429
	Merchants Bancorp	9,858	426
*	Open Lending Corp.	67,137	420
	First Mid Bancshares Inc.	12,767	417
	Old Second Bancorp Inc.	29,667	411
	Univest Financial Corp.	19,707	410
*	CrossFirst Bankshares Inc.	29,303	406
	TrustCo Bank Corp.	13,865	390
	KKR Real Estate Finance Trust Inc.	38,141	384
	Great Southern Bancorp Inc.	6,982	383

		Shares	Market Value ($000)
	Business First Bancshares Inc.	17,003	379
*	ProAssurance Corp.	28,996	373
	Central Pacific Financial Corp.	18,857	372
	1st Source Corp.	6,933	363
*	Columbia Financial Inc.	20,913	360
	Equity Bancshares Inc. Class A	10,342	355
	Byline Bancorp Inc.	16,290	354
*	World Acceptance Corp.	2,432	353
	Premier Financial Corp.	17,392	353
*	LendingTree Inc.	8,224	348
	Camden National Corp.	10,384	348
*,1	NB Bancorp Inc.	25,503	348
*	EZCORP Inc. Class A	30,070	341
	Amalgamated Financial Corp.	13,999	336
	Heritage Commerce Corp.	39,071	335
	Washington Trust Bancorp Inc.	12,408	334
	Cambridge Bancorp	4,871	332
	First Community Bankshares Inc.	9,546	331
	Hanmi Financial Corp.	20,656	329
	Southern Missouri Bancorp Inc.	7,423	324
	Farmers National Banc Corp.	23,843	319
	Diamond Hill Investment Group Inc.	2,051	316
	Independent Bank Corp. (Michigan)	12,460	316
	Horizon Bancorp Inc.	24,347	312
	HarborOne Bancorp Inc.	29,083	310
	Capstar Financial Holdings Inc.	15,265	307
	American National Bankshares Inc.	6,302	301
*	Metropolitan Bank Holding Corp.	7,788	300
	Shore Bancshares Inc.	26,065	300
	Metrocity Bankshares Inc.	12,006	300
	CNB Financial Corp.	14,373	293
	TPG RE Finance Trust Inc.	37,900	293
	Universal Insurance Holdings Inc.	14,378	292
	Northfield Bancorp Inc.	29,033	282
*	Root Inc. Class A	4,574	279
	SmartFinancial Inc.	13,047	275
	Arrow Financial Corp.	10,928	273
	Republic Bancorp Inc. Class A	5,332	272
	Macatawa Bank Corp.	27,543	270
	Tiptree Inc. Class A	15,559	269
	Kearny Financial Corp.	41,417	267
	P10 Inc. Class A	31,735	267
	Capital City Bank Group Inc.	9,619	266
[1]	Orchid Island Capital Inc.	29,283	262
	First Financial Corp.	6,821	261
	Donegal Group Inc. Class B	20,464	261
	First Foundation Inc.	34,444	260
	Peapack-Gladstone Financial Corp.	10,598	258
	Burke & Herbert Financial Services Corp.	4,600	258
	Flushing Financial Corp.	20,120	254
	Invesco Mortgage Capital Inc.	25,990	252
*	Coastal Financial Corp.	6,441	250
	Bar Harbor Bankshares	9,406	249
	RBB Bancorp	13,800	249
	GCM Grosvenor Inc. Class A	25,046	242
	Alerus Financial Corp.	11,041	241
[1]	B. Riley Financial Inc.	11,394	241
	First Bank	17,027	234

		Shares	Market Value ($000)
	United Fire Group Inc.	10,744	234
	MBIA Inc.	33,738	228
	Home Bancorp Inc.	5,803	222
	Northrim Bancorp Inc.	4,327	219
	Five Star Bancorp	9,655	217
*	Greenlight Capital Re Ltd. Class A	17,350	216
	FS Bancorp Inc.	6,138	213
*	Carter Bankshares Inc.	16,854	213
*	American Coastal Insurance Corp.	19,600	210
	First of Long Island Corp.	18,784	208
	James River Group Holdings Ltd.	22,386	208
	Guaranty Bancshares Inc.	6,616	201
	Oppenheimer Holdings Inc. Class A	4,996	199
*	Hippo Holdings Inc.	10,907	199
	Unity Bancorp Inc.	7,156	198
	Bank of Marin Bancorp	11,775	197
	Waterstone Financial Inc.	16,159	197
	HomeTrust Bancshares Inc.	7,114	194
*	Blue Foundry Bancorp	20,773	194
	Summit Financial Group Inc.	7,124	193
	Granite Point Mortgage Trust Inc.	40,300	192
	Financial Institutions Inc.	10,038	189
	BayCom Corp.	9,050	187
	Peoples Financial Services Corp.	4,308	186
	Central Valley Community Bancorp	9,286	185
	First Internet Bancorp	5,320	185
	Investors Title Co.	1,135	185
	NewtekOne Inc.	16,800	185
	ACNB Corp.	4,849	182
	First Bancorp Inc.	7,333	181
	Red River Bancshares Inc.	3,606	180
	John Marshall Bancorp Inc.	10,000	179
	Southern States Bancshares Inc.	6,798	176
	Parke Bancorp Inc.	10,184	175
	Timberland Bancorp Inc.	6,506	175
	HomeStreet Inc.	11,588	174
	PCB Bancorp	10,610	173
	Sierra Bancorp	8,494	172
*	Dave Inc.	4,622	172
	West Bancorp Inc.	9,617	171
	Northeast Bank	3,074	170
*	California Bancorp	7,737	170
*	Third Coast Bancshares Inc.	8,500	170
	Capital Bancorp Inc.	8,094	169
	Farmers & Merchants Bancorp Inc.	7,584	169
	South Plains Financial Inc.	6,236	167
	Seven Hills Realty Trust	12,900	167
	MidWestOne Financial Group Inc.	7,100	166
	Orange County Bancorp Inc.	3,619	166
*	Heritage Insurance Holdings Inc.	15,504	165
	Citizens & Northern Corp.	8,711	164
*	FVCBankcorp Inc.	13,437	164
	First Business Financial Services Inc.	4,314	162
	Primis Financial Corp.	13,308	162
	Codorus Valley Bancorp Inc.	7,091	161
	Regional Management Corp.	6,593	160
	Plumas Bancorp	4,330	159
	First Financial Northwest Inc.	7,628	157

		Shares	Market Value ($000)
	Civista Bancshares Inc.	10,116	156
	Enterprise Bancorp Inc.	6,024	156
	Midland States Bancorp Inc.	6,208	156
	Mid Penn Bancorp Inc.	7,647	153
	Guild Holdings Co. Class A	10,380	153
*	Forge Global Holdings Inc.	79,468	153
	Hingham Institution For Savings	862	150
	NexPoint Diversified Real Estate Trust	22,737	150
	HBT Financial Inc.	7,843	149
	Citizens Community Bancorp Inc.	12,275	149
	AFC Gamma Inc.	12,000	149
*	loanDepot Inc. Class A	57,100	148
	Citizens Financial Services Inc.	3,008	148
	Angel Oak Mortgage REIT Inc.	13,600	146
	Esquire Financial Holdings Inc.	3,028	144
	Greene County Bancorp Inc.	5,012	144
*	Southern First Bancshares Inc.	4,512	143
	Orrstown Financial Services Inc.	5,232	140
	Northeast Community Bancorp Inc.	8,905	140
	Chicago Atlantic Real Estate Finance Inc.	8,900	140
	National Bankshares Inc.	4,164	139
	Evans Bancorp Inc.	4,577	137
*	Bridgewater Bancshares Inc.	11,567	135
	Sachem Capital Corp.	30,000	134
*	AlTi Global Inc.	23,697	134
*	Provident Bancorp Inc.	14,580	133
	Fidelity D&D Bancorp Inc.	2,713	131
	Ames National Corp.	6,500	131
	ChoiceOne Financial Services Inc.	4,770	130
	Colony Bankcorp Inc.	11,200	129
	Oak Valley Bancorp	5,148	128
	BV Financial Inc.	12,115	125
	MVB Financial Corp.	5,521	123
	Middlefield Banc Corp.	5,094	122
	First Northwest Bancorp	7,546	118
*	Ponce Financial Group Inc.	13,205	118
	MainStreet Bancshares Inc.	6,374	116
	LINKBANCORP Inc.	16,648	116
	BankFinancial Corp.	10,939	115
	Western New England Bancorp Inc.	14,848	114
	Princeton Bancorp Inc.	3,544	109
	Chemung Financial Corp.	2,549	108
*	Ocwen Financial Corp.	4,011	108
	ESSA Bancorp Inc.	5,800	106
	Hawthorn Bancshares Inc.	5,084	104
*	Southern California Bancorp	6,846	102
	Norwood Financial Corp.	3,727	101
	Investar Holding Corp.	6,106	100
	USCB Financial Holdings Inc.	8,587	98
	Meridian Corp.	9,782	97
*	Hagerty Inc. Class A	10,600	97
	Franklin Financial Services Corp.	3,600	94
	BCB Bancorp Inc.	8,673	91
	AG Mortgage Investment Trust Inc.	14,938	91
*	eHealth Inc.	14,951	90
*	ECB Bancorp Inc.	6,780	88
*	Pioneer Bancorp Inc.	8,918	87
	Virginia National Bankshares Corp.	2,852	86

		Shares	Market Value ($000)
	William Penn Bancorp	7,000	86
	First Community Corp.	4,821	84
	Penns Woods Bancorp Inc.	4,312	84
	OP Bancorp	8,347	83
*	Kingsway Financial Services Inc.	9,900	83
	C&F Financial Corp.	1,671	82
*	Velocity Financial Inc.	4,566	82
*	Maiden Holdings Ltd.	35,700	80
*	NI Holdings Inc.	5,165	78
	Lument Finance Trust Inc.	30,449	76
*	ACRES Commercial Realty Corp.	5,440	76
	Old Point Financial Corp.	4,300	73
	Bankwell Financial Group Inc.	2,772	72
	Riverview Bancorp Inc.	14,806	70
	Silvercrest Asset Management Group Inc. Class A	4,379	69
	Cherry Hill Mortgage Investment Corp.	19,275	68
*	Citizens Inc. Class A	31,480	67
	First United Corp.	2,828	65
*	Security National Financial Corp. Class A	8,192	65
	Eagle Bancorp Montana Inc.	5,063	65
	Crawford & Co. Class B	7,107	64
	Summit State Bank	5,830	63
*	Sterling Bancorp Inc.	12,013	62
*	SWK Holdings Corp.	3,546	62
	Medallion Financial Corp.	7,764	61
	LCNB Corp.	3,752	60
	Nexpoint Real Estate Finance Inc.	4,115	59
	Peoples Bancorp of North Carolina Inc.	1,927	54
	Bank7 Corp.	1,874	53
	First Guaranty Bancshares Inc.	4,784	49
	Westwood Holdings Group Inc.	3,791	47
	Finward Bancorp	1,917	47
*	Oportun Financial Corp.	18,084	44
	Provident Financial Holdings Inc.	3,235	43
*	Consumer Portfolio Services Inc.	5,489	42
*	First Western Financial Inc.	2,900	42
*	Heritage Global Inc.	14,800	39
	Blue Ridge Bankshares Inc.	14,200	38
*	GoHealth Inc. Class A	3,633	38
	First Savings Financial Group Inc.	2,109	35
	First Capital Inc.	1,002	29
	Hanover Bancorp Inc.	1,939	29
	US Global Investors Inc. Class A	9,831	27
*	Doma Holdings Inc.	5,696	26
	AmeriServ Financial Inc.	8,751	23
*	Catalyst Bancorp Inc.	1,629	19
*,1	Bakkt Holdings Inc. Class A	36,100	17
*	1895 Bancorp of Wisconsin Inc.	2,358	16
	Hennessy Advisors Inc.	2,219	15
*	BM Technologies Inc.	7,778	13
*	Fundamental Global Inc.	2,928	4
			3,697,781
Health Care (7.3%)
	Eli Lilly & Co.	566,881	441,011
	UnitedHealth Group Inc.	613,393	303,446
	Johnson & Johnson	1,597,391	252,691
	Merck & Co. Inc.	1,680,101	221,689
	AbbVie Inc.	1,171,153	213,267

		Shares	Market Value ($000)
	Thermo Fisher Scientific Inc.	253,067	147,085
	Abbott Laboratories	1,151,104	130,834
	Danaher Corp.	441,676	110,295
	Pfizer Inc.	3,740,732	103,805
	Amgen Inc.	355,051	100,948
*	Intuitive Surgical Inc.	233,373	93,137
	Stryker Corp.	226,900	81,201
	Elevance Health Inc.	154,229	79,974
	Medtronic plc	882,583	76,917
	Bristol-Myers Squibb Co.	1,339,763	72,655
*	Vertex Pharmaceuticals Inc.	170,921	71,447
	Cigna Group	193,713	70,355
*	Boston Scientific Corp.	972,660	66,617
*	Regeneron Pharmaceuticals Inc.	67,873	65,327
	Gilead Sciences Inc.	824,612	60,403
	Becton Dickinson & Co.	191,613	47,415
	Zoetis Inc. Class A	272,279	46,072
	HCA Healthcare Inc.	131,117	43,731
*	Edwards Lifesciences Corp.	397,907	38,024
*	Dexcom Inc.	255,068	35,378
*	IQVIA Holdings Inc.	120,525	30,480
*	IDEXX Laboratories Inc.	54,912	29,649
	Agilent Technologies Inc.	194,676	28,327
	Humana Inc.	80,198	27,806
*	Centene Corp.	353,479	27,741
	GE HealthCare Technologies Inc.	286,014	26,002
*	Moderna Inc.	227,832	24,278
*	Veeva Systems Inc. Class A	95,452	22,115
*	Biogen Inc.	95,447	20,581
	ResMed Inc.	97,042	19,217
	West Pharmaceutical Services Inc.	48,469	19,180
	Zimmer Biomet Holdings Inc.	138,861	18,327
	Cardinal Health Inc.	160,847	17,999
*	Molina Healthcare Inc.	38,432	15,789
*	Align Technology Inc.	48,083	15,767
	STERIS plc	65,549	14,737
*	Illumina Inc.	104,613	14,365
	Baxter International Inc.	333,753	14,265
	Cooper Cos. Inc.	130,410	13,231
*	Alnylam Pharmaceuticals Inc.	84,070	12,564
	Laboratory Corp. of America Holdings	55,921	12,217
*	Hologic Inc.	155,120	12,093
*	Avantor Inc.	449,661	11,498
*	BioMarin Pharmaceutical Inc.	125,426	10,955
	Quest Diagnostics Inc.	72,999	9,717
	Viatris Inc.	783,189	9,351
*	Charles River Laboratories International Inc.	33,823	9,164
*	Neurocrine Biosciences Inc.	66,321	9,147
	Revvity Inc.	81,248	8,531
*	Exact Sciences Corp.	120,827	8,344
*	Shockwave Medical Inc.	24,307	7,915
*	Insulet Corp.	45,990	7,883
	Royalty Pharma plc Class A	252,997	7,684
*	Sarepta Therapeutics Inc.	58,203	7,535
	Bio-Techne Corp.	104,482	7,354
*	Incyte Corp.	124,580	7,097
	Teleflex Inc.	31,318	7,083
*	United Therapeutics Corp.	30,811	7,078

		Shares	Market Value ($000)
*	Tenet Healthcare Corp.	66,472	6,987
*	Natera Inc.	76,346	6,983
	Universal Health Services Inc. Class B	37,771	6,892
*	Henry Schein Inc.	87,065	6,575
*	Medpace Holdings Inc.	16,193	6,544
*	Repligen Corp.	34,794	6,399
	Chemed Corp.	9,926	6,372
*	Catalent Inc.	112,726	6,363
	Bruker Corp.	59,288	5,570
*	Penumbra Inc.	24,734	5,520
	Encompass Health Corp.	66,447	5,487
*	Elanco Animal Health Inc.	332,882	5,419
*	Viking Therapeutics Inc.	64,474	5,287
*	Jazz Pharmaceuticals plc	39,862	4,800
*	Masimo Corp.	31,909	4,686
	Ensign Group Inc.	37,541	4,671
	DENTSPLY SIRONA Inc.	140,272	4,656
*	Bio-Rad Laboratories Inc. Class A	13,325	4,609
*	HealthEquity Inc.	56,310	4,597
*	Cytokinetics Inc.	64,540	4,525
*	Acadia Healthcare Co. Inc.	56,627	4,486
*	DaVita Inc.	32,273	4,455
*	Vaxcyte Inc.	64,909	4,434
*	Exelixis Inc.	185,565	4,403
*	Inspire Medical Systems Inc.	19,672	4,225
*	Intra-Cellular Therapies Inc.	61,010	4,222
*	Globus Medical Inc. Class A	75,653	4,058
*	Apellis Pharmaceuticals Inc.	67,234	3,952
*	Option Care Health Inc.	114,786	3,850
*	Blueprint Medicines Corp.	40,246	3,818
*	Ionis Pharmaceuticals Inc.	84,708	3,672
*	Halozyme Therapeutics Inc.	84,580	3,441
*	REVOLUTION Medicines Inc.	106,304	3,426
	Organon & Co.	173,684	3,265
*	Glaukos Corp.	31,343	2,955
*	Alkermes plc	107,684	2,915
*	Madrigal Pharmaceuticals Inc.	10,820	2,889
*	Bridgebio Pharma Inc.	92,657	2,865
*	Haemonetics Corp.	33,297	2,842
	Perrigo Co. plc	88,261	2,841
*	Krystal Biotech Inc.	15,850	2,820
*	Merit Medical Systems Inc.	37,098	2,810
*	Lantheus Holdings Inc.	45,141	2,810
*	Insmed Inc.	99,653	2,704
*	Integer Holdings Corp.	22,655	2,643
*	Envista Holdings Corp.	117,110	2,504
*	Iovance Biotherapeutics Inc.	168,900	2,503
*	Ultragenyx Pharmaceutical Inc.	52,595	2,456
*	Evolent Health Inc. Class A	74,899	2,456
*	10X Genomics Inc. Class A	64,342	2,415
*	Amicus Therapeutics Inc.	201,243	2,371
*	Prestige Consumer Healthcare Inc.	32,645	2,369
*	Fortrea Holdings Inc.	57,658	2,314
*	Axonics Inc.	33,466	2,308
*	Arrowhead Pharmaceuticals Inc.	79,934	2,286
*	iRhythm Technologies Inc.	19,250	2,233
*	SpringWorks Therapeutics Inc.	45,352	2,232
*	Biohaven Ltd.	40,788	2,231

		Shares	Market Value ($000)
*	Ideaya Biosciences Inc.	49,083	2,154
*	RadNet Inc.	44,019	2,142
*	Azenta Inc.	35,165	2,120
	Select Medical Holdings Corp.	69,345	2,091
*	Axsome Therapeutics Inc.	26,106	2,083
*	Progyny Inc.	54,574	2,082
*	Crinetics Pharmaceuticals Inc.	43,649	2,043
*	Neogen Corp.	127,111	2,006
*	Enovis Corp.	31,763	1,984
*	Cerevel Therapeutics Holdings Inc.	46,812	1,979
*	Doximity Inc. Class A	70,212	1,889
*	Celldex Therapeutics Inc.	43,148	1,811
*	Amedisys Inc.	19,485	1,796
*	Nuvalent Inc. Class A	23,666	1,777
*	Arcellx Inc.	25,484	1,772
*	Rhythm Pharmaceuticals Inc.	40,461	1,753
*	Intellia Therapeutics Inc.	62,743	1,726
*	ICU Medical Inc.	16,003	1,717
*	Arvinas Inc.	41,089	1,696
	Premier Inc. Class A	76,629	1,694
	CONMED Corp.	20,993	1,681
*	Teladoc Health Inc.	111,142	1,678
*	Apogee Therapeutics Inc.	25,017	1,662
*	Vericel Corp.	31,125	1,619
*	Guardant Health Inc.	78,079	1,611
*	CorVel Corp.	6,065	1,595
*	Inari Medical Inc.	33,225	1,594
*	Integra LifeSciences Holdings Corp.	44,594	1,581
	Patterson Cos. Inc.	56,860	1,572
*	QuidelOrtho Corp.	32,801	1,572
*	Tandem Diabetes Care Inc.	44,374	1,571
*	Surgery Partners Inc.	52,586	1,569
*	Beam Therapeutics Inc.	47,314	1,563
*	TransMedics Group Inc.	20,931	1,548
*	PTC Therapeutics Inc.	51,936	1,511
*	Certara Inc.	83,831	1,499
*	ACADIA Pharmaceuticals Inc.	80,566	1,490
*	Denali Therapeutics Inc.	72,022	1,478
*	Immunovant Inc.	45,053	1,456
*	Corcept Therapeutics Inc.	57,704	1,454
*	PROCEPT BioRobotics Corp.	29,318	1,449
*	TG Therapeutics Inc.	93,167	1,417
*	Hims & Hers Health Inc.	89,834	1,390
*	NeoGenomics Inc.	87,102	1,369
*	Owens & Minor Inc.	48,573	1,346
*	R1 RCM Inc.	103,155	1,329
*	Alpine Immune Sciences Inc.	33,447	1,326
*	Kymera Therapeutics Inc.	32,962	1,325
*	Twist Bioscience Corp.	38,555	1,323
*	Astrana Health Inc.	31,197	1,310
*	Dyne Therapeutics Inc.	45,904	1,303
*	UFP Technologies Inc.	5,136	1,295
*	agilon health Inc.	211,328	1,289
*	Privia Health Group Inc.	65,217	1,278
*	STAAR Surgical Co.	32,970	1,262
*	Syndax Pharmaceuticals Inc.	52,955	1,260
*	Rocket Pharmaceuticals Inc.	46,731	1,259
*	Supernus Pharmaceuticals Inc.	36,654	1,250

		Shares	Market Value ($000)
*	Myriad Genetics Inc.	58,423	1,246
*	Catalyst Pharmaceuticals Inc.	76,188	1,214
*	Addus HomeCare Corp.	11,566	1,195
*	Geron Corp.	359,553	1,187
	US Physical Therapy Inc.	10,460	1,181
*	Amphastar Pharmaceuticals Inc.	26,813	1,177
*	Recursion Pharmaceuticals Inc. Class A	117,802	1,174
*	Avidity Biosciences Inc.	45,515	1,162
*	Novocure Ltd.	73,502	1,149
*	Keros Therapeutics Inc.	17,259	1,143
*	Veracyte Inc.	51,398	1,139
*	Agios Pharmaceuticals Inc.	37,588	1,099
*	Kura Oncology Inc.	50,715	1,082
*	Vera Therapeutics Inc. Class A	24,982	1,077
*	Ardelyx Inc.	146,000	1,066
*	Dynavax Technologies Corp.	85,461	1,061
*,1	Ginkgo Bioworks Holdings Inc. Class A	888,735	1,031
*	Akero Therapeutics Inc.	40,567	1,025
*	Sotera Health Co.	85,247	1,024
*	4D Molecular Therapeutics Inc.	31,864	1,015
*	Edgewise Therapeutics Inc.	55,662	1,015
*	Protagonist Therapeutics Inc.	34,718	1,004
*	AtriCure Inc.	32,046	975
*	Xencor Inc.	43,673	966
	LeMaitre Vascular Inc.	14,392	955
*	RxSight Inc.	18,311	944
*	Inhibrx Inc.	26,986	943
*	Pacira BioSciences Inc.	31,254	913
*	Omnicell Inc.	30,920	904
*	Alphatec Holdings Inc.	65,358	901
*	ADMA Biologics Inc.	132,812	877
*	Sana Biotechnology Inc.	87,453	875
*	Morphic Holding Inc.	24,600	866
*	Phreesia Inc.	36,022	862
*	Ocular Therapeutix Inc.	94,601	861
*	Ligand Pharmaceuticals Inc.	11,752	859
*	Tarsus Pharmaceuticals Inc.	23,562	856
	National HealthCare Corp.	8,738	826
*	MannKind Corp.	181,020	820
*	Warby Parker Inc. Class A	59,524	810
*	Brookdale Senior Living Inc.	121,631	804
*	Ironwood Pharmaceuticals Inc. Class A	91,420	796
*	Mirum Pharmaceuticals Inc.	31,701	796
*	ANI Pharmaceuticals Inc.	11,494	795
*	CG oncology Inc.	17,171	754
*	Collegium Pharmaceutical Inc.	19,128	743
*	Harmony Biosciences Holdings Inc.	21,970	738
*	Vir Biotechnology Inc.	71,121	720
*	EyePoint Pharmaceuticals Inc.	33,855	700
*	Immunome Inc.	28,381	700
*	Day One Biopharmaceuticals Inc.	41,661	688
*	Viridian Therapeutics Inc.	39,007	683
*	Soleno Therapeutics Inc.	15,938	682
*	Avanos Medical Inc.	34,214	681
*	Sage Therapeutics Inc.	36,148	677
*	Scholar Rock Holding Corp.	38,094	677
*	Praxis Precision Medicines Inc.	10,977	670
*	Deciphera Pharmaceuticals Inc.	42,310	666

		Shares	Market Value ($000)
*	Arcus Biosciences Inc.	34,801	657
*	BioCryst Pharmaceuticals Inc.	129,109	656
*	Relay Therapeutics Inc.	77,145	640
*	Pacific Biosciences of California Inc.	170,463	639
*	Janux Therapeutics Inc.	16,949	638
*	Arcutis Biotherapeutics Inc.	64,105	635
*	89bio Inc.	53,428	622
*	AdaptHealth Corp. Class A	53,335	614
*	REGENXBIO Inc.	28,991	611
*	Healthcare Services Group Inc.	48,112	600
*	Innoviva Inc.	38,215	582
*,1	Cassava Sciences Inc.	28,700	582
*	Quanterix Corp.	24,560	579
*	Artivion Inc.	26,789	567
*	MacroGenics Inc.	38,094	561
*	Pediatrix Medical Group Inc.	55,346	555
*	ORIC Pharmaceuticals Inc.	39,638	545
*	Verve Therapeutics Inc.	40,860	543
*	Pliant Therapeutics Inc.	36,322	541
*	Maravai LifeSciences Holdings Inc. Class A	62,078	538
*	Varex Imaging Corp.	29,662	537
*	Disc Medicine Inc.	8,600	535
	National Research Corp.	13,198	523
*,1	ImmunityBio Inc.	95,957	515
	Embecta Corp.	38,342	509
*	Evolus Inc.	36,061	505
*	Amneal Pharmaceuticals Inc.	81,700	495
*	Cytek Biosciences Inc.	71,918	483
*	Accolade Inc.	45,110	473
*	Fate Therapeutics Inc.	63,965	470
*	BioLife Solutions Inc.	25,159	467
*	Enhabit Inc.	39,395	459
*	Standard BioTools Inc.	168,508	457
	Atrion Corp.	977	453
*	Cabaletta Bio Inc.	26,492	452
*	Arcturus Therapeutics Holdings Inc.	13,374	452
*	Silk Road Medical Inc.	24,351	446
*	Astria Therapeutics Inc.	31,704	446
*	Zymeworks Inc.	42,300	445
*	Nurix Therapeutics Inc.	29,820	438
*	SI-BONE Inc.	26,195	429
*	Y-mAbs Therapeutics Inc.	25,975	422
*	Kiniksa Pharmaceuticals Ltd. Class A	21,265	420
*	Travere Therapeutics Inc.	54,050	417
*	Editas Medicine Inc.	55,877	415
*	Pennant Group Inc.	21,097	414
*	Treace Medical Concepts Inc.	31,640	413
*	Cullinan Oncology Inc.	23,826	406
*	PetIQ Inc. Class A	21,893	400
*	MiMedx Group Inc.	51,818	399
*	GoodRx Holdings Inc. Class A	56,002	398
*	Fulcrum Therapeutics Inc.	42,012	397
*	Longboard Pharmaceuticals Inc.	18,377	397
*	Zentalis Pharmaceuticals Inc.	24,854	392
*	CareDx Inc.	36,859	390
*	Orthofix Medical Inc.	26,885	390
*	Castle Biosciences Inc.	17,567	389
*	BrightSpring Health Services Inc.	34,913	380

		Shares	Market Value ($000)
*	Cogent Biosciences Inc.	55,453	373
*	C4 Therapeutics Inc.	45,458	371
*	Korro Bio Inc.	4,115	370
*	Neurogene Inc.	7,268	370
*	Liquidia Corp.	24,945	368
*	Savara Inc.	73,243	365
	HealthStream Inc.	13,624	363
*	Altimmune Inc.	35,370	360
*	Nuvation Bio Inc.	96,553	351
*	OmniAb Inc.	64,445	349
*	Allogene Therapeutics Inc.	76,350	341
*	OrthoPediatrics Corp.	11,689	341
*	Marinus Pharmaceuticals Inc.	37,350	338
*	Talkspace Inc.	94,538	338
*	Caribou Biosciences Inc.	65,300	336
*	Mersana Therapeutics Inc.	74,304	333
*	Voyager Therapeutics Inc.	35,606	331
*	Fulgent Genetics Inc.	15,018	326
*	Community Health Systems Inc.	92,456	324
*,1	Summit Therapeutics Inc.	77,925	323
*	Alignment Healthcare Inc.	64,789	321
*	Paragon 28 Inc.	25,752	318
*	Nevro Corp.	21,922	317
	Tourmaline Bio Inc.	13,817	316
*	Alector Inc.	52,271	315
*	Esperion Therapeutics Inc.	117,202	314
*	KalVista Pharmaceuticals Inc.	26,515	314
*	Revance Therapeutics Inc.	62,822	309
*,1	Novavax Inc.	64,400	308
*	Adaptive Biotechnologies Corp.	95,724	307
*	LifeStance Health Group Inc.	49,673	306
*	Stoke Therapeutics Inc.	22,348	302
*,1	Prime Medicine Inc.	43,118	302
*	Avita Medical Inc.	18,756	301
*	Olema Pharmaceuticals Inc.	26,604	301
*,1	Cargo Therapeutics Inc.	13,438	300
*	Perspective Therapeutics Inc.	251,620	299
*	ARS Pharmaceuticals Inc.	29,000	296
*	Fennec Pharmaceuticals Inc.	26,648	296
*	Harrow Inc.	22,257	294
*	Taysha Gene Therapies Inc.	102,518	294
*	Tango Therapeutics Inc.	36,978	294
*,1	OPKO Health Inc.	244,261	293
*	Avid Bioservices Inc.	43,517	292
*	Absci Corp.	51,403	292
*	AnaptysBio Inc.	12,700	286
*	Tenaya Therapeutics Inc.	54,322	284
*,1	Anavex Life Sciences Corp.	55,577	283
*	OraSure Technologies Inc.	45,774	282
*	MaxCyte Inc.	66,640	279
*	Arbutus Biopharma Corp.	107,845	278
*	Sutro Biopharma Inc.	49,072	277
*	Replimune Group Inc.	33,343	272
*	HilleVax Inc.	16,335	272
*,1	Phathom Pharmaceuticals Inc.	25,360	269
*	Zimvie Inc.	16,330	269
*,1	Biomea Fusion Inc.	17,900	268
*	Aerovate Therapeutics Inc.	8,963	265

		Shares	Market Value ($000)
	iRadimed Corp.	5,991	264
*	ACELYRIN Inc.	39,064	264
*	Tactile Systems Technology Inc.	16,140	262
*,1	Enliven Therapeutics Inc.	14,831	261
*	Invivyd Inc.	58,006	258
*	Jasper Therapeutics Inc.	8,701	255
*	Enanta Pharmaceuticals Inc.	14,469	253
*	Annexon Inc.	35,304	253
*	Health Catalyst Inc.	33,373	251
*	Dianthus Therapeutics Inc.	8,276	248
*	Ocugen Inc.	150,100	246
*	DocGo Inc.	60,100	243
*	Anika Therapeutics Inc.	9,542	242
*	Applied Therapeutics Inc.	35,069	238
*	Axogen Inc.	29,257	236
*	Lyell Immunopharma Inc.	105,726	236
	SIGA Technologies Inc.	27,490	235
*	Surmodics Inc.	7,842	230
*	Agiliti Inc.	22,416	227
*	Inozyme Pharma Inc.	29,430	225
*	Corbus Pharmaceuticals Holdings Inc.	5,650	222
*	iTeos Therapeutics Inc.	16,182	221
*	Shattuck Labs Inc.	24,751	221
*	Adverum Biotechnologies Inc.	15,577	220
*	Akebia Therapeutics Inc.	119,228	218
*	Heron Therapeutics Inc.	78,614	218
*	Larimar Therapeutics Inc.	28,760	218
*	TScan Therapeutics Inc.	27,200	216
*	Gossamer Bio Inc.	178,281	210
*	Nkarta Inc.	19,414	210
*	Multiplan Corp.	257,400	209
*	ALX Oncology Holdings Inc.	18,529	207
*	Cerus Corp.	109,208	206
*,1	Lexicon Pharmaceuticals Inc.	84,532	203
*	Tyra Biosciences Inc.	12,400	203
*	Inovio Pharmaceuticals Inc.	14,626	203
*	Aquestive Therapeutics Inc.	47,200	201
*	Monte Rosa Therapeutics Inc.	28,328	200
	Phibro Animal Health Corp. Class A	15,356	199
*	Pulmonx Corp.	21,458	199
*	Solid Biosciences Inc.	14,964	199
*	Verastem Inc.	16,780	198
*	RAPT Therapeutics Inc.	21,985	197
*	Viemed Healthcare Inc.	20,899	197
*	Lineage Cell Therapeutics Inc.	128,266	190
*	Atea Pharmaceuticals Inc.	46,519	188
*	Xeris Biopharma Holdings Inc.	84,399	187
*,1	Renovaro Inc.	70,239	186
*	Terns Pharmaceuticals Inc.	28,313	186
*	2seventy bio Inc.	34,344	184
*	ModivCare Inc.	7,812	183
*,1	Clover Health Investments Corp. Class A	230,600	183
*	Entrada Therapeutics Inc.	12,607	179
*	Rigel Pharmaceuticals Inc.	119,340	177
*	Atossa Therapeutics Inc.	98,096	177
*	Lyra Therapeutics Inc.	28,249	176
*	Alto Neuroscience Inc.	11,433	175
*	Vanda Pharmaceuticals Inc.	41,986	173

		Shares	Market Value ($000)
*,1	Senseonics Holdings Inc.	324,200	172
*	Ventyx Biosciences Inc.	31,028	171
*	Bluebird Bio Inc.	132,508	170
*	Abeona Therapeutics Inc.	23,500	170
*	Celcuity Inc.	7,727	167
*	908 Devices Inc.	22,158	167
*	CorMedix Inc.	39,265	166
*	ChromaDex Corp.	47,403	165
*	GlycoMimetics Inc.	54,900	165
*	Codexis Inc.	46,017	161
*	Inotiv Inc.	14,694	161
*	Aura Biosciences Inc.	20,471	161
*	Sharecare Inc.	207,400	159
*	Humacyte Inc.	50,925	158
*	Quantum-Si Inc.	80,152	158
*	Coya Therapeutics Inc.	15,974	158
*	PepGen Inc.	10,654	157
*	FibroGen Inc.	65,782	155
*	Coherus Biosciences Inc.	65,031	155
*	Lexeo Therapeutics Inc.	9,914	155
*	Accuray Inc.	61,258	151
*	InfuSystem Holdings Inc.	17,567	151
*	Actinium Pharmaceuticals Inc.	19,281	151
*	ArriVent Biopharma Inc.	8,443	151
*	X4 Pharmaceuticals Inc.	107,908	150
*,1	Zynex Inc.	12,104	150
*	Puma Biotechnology Inc.	28,100	149
	Utah Medical Products Inc.	2,090	149
*	Werewolf Therapeutics Inc.	23,041	149
*	Cellectar Biosciences Inc.	37,500	149
*	Mineralys Therapeutics Inc.	11,523	149
*	Organogenesis Holdings Inc. Class A	51,218	145
*	Inogen Inc.	17,882	144
*	G1 Therapeutics Inc.	32,793	142
*	Nektar Therapeutics Class A	151,005	141
*	Agenus Inc.	240,917	140
*	Third Harmonic Bio Inc.	14,820	140
*	OptimizeRx Corp.	11,439	139
*	American Well Corp. Class A	170,727	138
*	Karyopharm Therapeutics Inc.	90,538	137
*	Black Diamond Therapeutics Inc.	27,000	137
*	Precigen Inc.	93,207	135
*	Merrimack Pharmaceuticals Inc.	9,104	134
*,1	Theravance Biopharma Inc.	14,700	132
*	Cardiff Oncology Inc.	24,797	132
*	Kodiak Sciences Inc.	24,897	131
*	Ovid therapeutics Inc.	43,087	131
*	AngioDynamics Inc.	22,092	130
*	Immunic Inc.	98,039	129
*	Joint Corp.	9,539	125
*	Semler Scientific Inc.	4,289	125
*	FONAR Corp.	5,825	124
*,1	Omeros Corp.	35,983	124
*	Erasca Inc.	59,061	122
*	Electromed Inc.	7,476	121
*	Bioventus Inc. Class A	23,179	121
*	Sanara Medtech Inc.	3,200	118
*	ClearPoint Neuro Inc.	17,134	117

		Shares	Market Value ($000)
*	CVRx Inc.	6,424	117
*	Vaxart Inc.	88,300	115
*	Aldeyra Therapeutics Inc.	34,700	113
*	Zevra Therapeutics Inc.	19,400	113
*	Pyxis Oncology Inc.	26,643	113
*	Zomedica Corp.	759,400	111
*	XOMA Corp.	4,561	110
*	Amylyx Pharmaceuticals Inc.	38,707	110
*	Harvard Bioscience Inc.	25,649	109
*	Capricor Therapeutics Inc.	16,000	109
*	Generation Bio Co.	26,818	109
*	Sera Prognostics Inc. Class A	11,848	108
*	Acumen Pharmaceuticals Inc.	26,300	107
*,1	23andMe Holding Co. Class A	201,100	107
*	Poseida Therapeutics Inc. Class A	32,859	105
*	Gritstone bio Inc.	39,937	103
*	CytomX Therapeutics Inc.	46,219	101
*,1	Verrica Pharmaceuticals Inc.	16,816	100
*	Adicet Bio Inc.	41,441	97
*	Citius Pharmaceuticals Inc.	106,287	95
*	XBiotech Inc.	11,679	95
*	Relmada Therapeutics Inc.	20,489	95
*	Neuronetics Inc.	19,481	93
*,2	PDL BioPharma Inc.	78,003	93
*	Sight Sciences Inc.	17,683	93
*	Achieve Life Sciences Inc.	20,200	92
*	GeneDx Holdings Corp. Class A	10,106	92
*	scPharmaceuticals Inc.	18,200	91
*	Emergent BioSolutions Inc.	35,612	90
*	Stereotaxis Inc.	34,516	90
*,1	Butterfly Network Inc.	83,143	90
*,1	Scilex Holding Co.	56,900	90
*	TruBridge Inc.	9,434	87
*,1	Genelux Corp.	13,500	87
*	Optinose Inc.	57,600	84
*	Greenwich Lifesciences Inc.	4,233	84
*	Sagimet Biosciences Inc. Class A	15,559	84
*	Akoya Biosciences Inc.	17,202	81
*,1	IGM Biosciences Inc.	8,083	78
*	Tela Bio Inc.	13,582	77
*	Outset Medical Inc.	34,549	77
*	BioAtla Inc.	22,308	77
*	Compass Therapeutics Inc.	38,900	77
*	Syros Pharmaceuticals Inc.	14,309	77
*,1	PDS Biotechnology Corp.	19,304	76
*	aTyr Pharma Inc.	38,420	75
*	Athira Pharma Inc.	26,677	73
*	Aveanna Healthcare Holdings Inc.	28,788	72
*	NGM Biopharmaceuticals Inc.	44,858	71
*	Kinnate Biopharma Inc.	25,767	69
*	DiaMedica Therapeutics Inc.	24,554	68
*	Foghorn Therapeutics Inc.	10,206	68
*	Seer Inc. Class A	36,017	68
*	Elevation Oncology Inc.	13,217	68
*,1	Outlook Therapeutics Inc.	5,578	67
*	Allakos Inc.	52,074	66
*	Pulse Biosciences Inc.	7,474	65
*	Galectin Therapeutics Inc.	26,902	64

		Shares	Market Value ($000)
*	PMV Pharmaceuticals Inc.	37,924	64
*,3	Scilex Holding Co. (Acquired 1/23/23, Cost $390)	44,359	63
*	Oncology Institute Inc.	39,500	62
*,1	CEL - SCI Corp.	31,842	61
*	Chimerix Inc.	57,135	61
*	Augmedix Inc.	14,861	61
*	Sangamo Therapeutics Inc.	87,322	59
*	Cartesian Therapeutics Inc.	90,109	59
*	Inmune Bio Inc.	5,000	59
*	Vor BioPharma Inc.	24,842	59
*	KORU Medical Systems Inc.	24,374	58
*	Immuneering Corp. Class A	20,162	58
*	Aclaris Therapeutics Inc.	44,964	56
*	Societal CDMO Inc.	52,074	56
*	Mural Oncology plc	11,445	56
*	Cidara Therapeutics Inc.	59,329	55
*	Forian Inc.	16,600	55
*	Seres Therapeutics Inc.	69,975	54
*	Assertio Holdings Inc.	56,592	54
*	Eton Pharmaceuticals Inc.	13,900	52
*	Innovage Holding Corp.	11,700	52
*	Nautilus Biotechnology Inc. Class A	17,600	52
*	Clearside Biomedical Inc.	33,500	51
*	Passage Bio Inc.	38,001	51
*	Hyperfine Inc. Class A	49,514	50
*	Eagle Pharmaceuticals Inc.	9,445	49
*,1	Annovis Bio Inc.	4,100	49
*	Cue Biopharma Inc.	25,288	48
*	Carisma Therapeutics Inc.	21,192	48
*,1	Asensus Surgical Inc.	202,501	47
*	Nuvectis Pharma Inc.	5,600	46
*	Atara Biotherapeutics Inc.	64,886	45
*	Matinas BioPharma Holdings Inc.	164,758	45
*	Omega Therapeutics Inc.	12,350	45
*	Precision BioSciences Inc.	3,303	45
*	Acrivon Therapeutics Inc.	6,200	44
*	Kronos Bio Inc.	30,839	40
*,1	ProKidney Corp. Class A	24,600	40
*	Anixa Biosciences Inc.	12,599	39
*,1	Bioxcel Therapeutics Inc.	13,911	39
*	AN2 Therapeutics Inc.	11,822	38
*	Biote Corp. Class A	6,610	38
*	Corvus Pharmaceuticals Inc.	20,935	37
*	Trevi Therapeutics Inc.	10,828	37
*	Rallybio Corp.	19,513	36
*	Curis Inc.	3,304	36
*	Eyenovia Inc.	35,000	35
*	Cognition Therapeutics Inc.	19,437	35
*	CytoSorbents Corp.	35,641	34
*	Kezar Life Sciences Inc.	37,867	34
*	Vaxxinity Inc. Class A	45,915	33
*	Aadi Bioscience Inc.	13,200	31
*	Cara Therapeutics Inc.	33,414	30
*	Dyadic International Inc.	17,910	30
*	Viracta Therapeutics Inc.	29,734	30
*	Apyx Medical Corp.	21,359	29
*	iCAD Inc.	18,133	29
*	Celularity Inc. Class A	5,470	29

		Shares	Market Value ($000)
*	IRIDEX Corp.	8,974	27
*	Orgenesis Inc.	32,261	27
*	Personalis Inc.	18,216	27
*	Vigil Neuroscience Inc.	8,064	27
*	Spero Therapeutics Inc.	15,123	26
*	Ikena Oncology Inc.	18,053	26
*	NeuroPace Inc.	1,981	26
*	Co-Diagnostics Inc.	22,573	25
*	LENSAR Inc.	7,146	25
*,1	Bionano Genomics Inc.	22,200	25
*	Dare Bioscience Inc.	47,270	23
*	Enzo Biochem Inc.	17,620	22
*	SCYNEXIS Inc.	15,090	22
*	Reviva Pharmaceuticals Holdings Inc.	5,640	21
*	Alpha Teknova Inc.	8,236	21
*	Sensei Biotherapeutics Inc.	19,290	20
*	Immix Biopharma Inc.	6,390	20
*	ElectroCore Inc.	3,168	20
*	Retractable Technologies Inc.	15,700	19
*	Vicarious Surgical Inc. Class A	63,662	19
	MEI Pharma Inc.	4,686	19
*,1	Cutera Inc.	12,390	18
*	Clene Inc.	41,494	18
*,1	Palatin Technologies Inc.	9,547	18
*,1	NeueHealth Inc.	2,499	16
*	Cumberland Pharmaceuticals Inc.	9,187	15
*	Instil Bio Inc.	1,388	15
*	Fractyl Health Inc.	1,972	15
*,1	Alaunos Therapeutics Inc.	8,180	15
*	Exagen Inc.	8,667	14
*	Singular Genomics Systems Inc.	26,684	14
*,1	Checkpoint Therapeutics Inc.	6,239	13
*	Kyverna Therapeutics Inc.	525	13
*	Oncternal Therapeutics Inc.	1,458	13
*	Cue Health Inc.	66,007	12
*	TherapeuticsMD Inc.	5,268	12
*	Movano Inc.	27,700	11
*	Boundless Bio Inc.	794	11
*	Rapid Micro Biosystems Inc. Class A	10,406	10
*	Aspira Women's Health Inc.	3,318	10
*	Oncocyte Corp.	3,182	9
*	CareMax Inc.	1,786	9
*	Metagenomi Inc.	796	8
*	Eliem Therapeutics Inc.	1,669	5
*	Forte Biosciences Inc.	5,348	4
*	ATI Physical Therapy Inc.	764	4
*	PAVmed Inc.	1,709	4
*	Strata Skin Sciences Inc.	8,329	3
*	Molecular Templates Inc.	1,241	3
*	UNITY Biotechnology Inc.	897	1
*,2	Impact BioMedical Inc. (Registered)	154,000	1
*,2	OmniAb Inc. 12.5 Earnout	4,987	—
*,2	OmniAb Inc. 15 Earnout	4,987	—
			4,000,553
Industrials (8.0%)
	Visa Inc. Class A	1,049,651	292,937
	Mastercard Inc. Class A	552,746	266,186
	Accenture plc Class A	415,652	144,069

		Shares	Market Value ($000)
	Caterpillar Inc.	331,034	121,301
	General Electric Co.	684,410	120,134
	Union Pacific Corp.	404,838	99,562
	Honeywell International Inc.	432,012	88,670
	RTX Corp.	879,937	85,820
	Eaton Corp. plc	264,893	82,827
*	Boeing Co.	404,263	78,019
	American Express Co.	335,785	76,455
	Lockheed Martin Corp.	160,597	73,051
	Deere & Co.	176,473	72,485
	United Parcel Service Inc. Class B	481,891	71,623
	Automatic Data Processing Inc.	273,053	68,192
*	Fiserv Inc.	390,580	62,422
	Sherwin-Williams Co.	151,932	52,771
	Illinois Tool Works Inc.	188,910	50,690
	CSX Corp.	1,301,584	48,250
*	PayPal Holdings Inc.	708,652	47,473
	Parker-Hannifin Corp.	84,960	47,220
	General Dynamics Corp.	163,502	46,188
	Trane Technologies plc	150,631	45,219
	FedEx Corp.	149,063	43,190
	PACCAR Inc.	347,420	43,042
	Emerson Electric Co.	379,204	43,009
	TransDigm Group Inc.	34,906	42,990
	Northrop Grumman Corp.	89,525	42,852
	Cintas Corp.	57,084	39,218
	3M Co.	366,797	38,906
	Norfolk Southern Corp.	149,324	38,058
	Capital One Financial Corp.	237,845	35,413
	Carrier Global Corp.	564,803	32,832
	United Rentals Inc.	44,387	32,008
*	Block Inc. Class A	366,745	31,019
	WW Grainger Inc.	29,341	29,849
	Johnson Controls International plc	451,508	29,493
	Ferguson plc	134,283	29,331
	Fidelity National Information Services Inc.	389,278	28,877
	Old Dominion Freight Line Inc.	130,452	28,609
	AMETEK Inc.	153,030	27,989
	Otis Worldwide Corp.	268,970	26,701
	L3Harris Technologies Inc.	125,209	26,682
	Cummins Inc.	90,305	26,608
	Paychex Inc.	214,391	26,327
	Quanta Services Inc.	96,973	25,194
	Ingersoll Rand Inc.	265,288	25,189
	Martin Marietta Materials Inc.	40,983	25,161
	Vulcan Materials Co.	87,451	23,867
	PPG Industries Inc.	156,434	22,667
	Global Payments Inc.	169,428	22,646
	Verisk Analytics Inc. Class A	95,075	22,412
	Rockwell Automation Inc.	75,836	22,093
	Equifax Inc.	81,636	21,839
	Xylem Inc.	158,889	20,535
	Fortive Corp.	231,411	19,906
*	Fair Isaac Corp.	15,685	19,600
	DuPont de Nemours Inc.	247,979	19,013
*	Mettler-Toledo International Inc.	14,221	18,932
	Howmet Aerospace Inc.	269,898	18,469
*	Keysight Technologies Inc.	115,295	18,030

		Shares	Market Value ($000)
	Westinghouse Air Brake Technologies Corp.	117,457	17,111
*	Builders FirstSource Inc.	80,379	16,763
	Dover Corp.	92,330	16,360
	Hubbell Inc. Class B	35,531	14,747
*	Axon Enterprise Inc.	46,720	14,618
	Ball Corp.	210,558	14,183
*	Corpay Inc.	45,045	13,898
	Veralto Corp.	156,127	13,842
*	Waters Corp.	38,973	13,416
*	Teledyne Technologies Inc.	31,020	13,318
	Jacobs Solutions Inc.	83,054	12,768
	Booz Allen Hamilton Holding Corp. Class A	85,738	12,727
	Carlisle Cos. Inc.	31,556	12,365
	Textron Inc.	128,475	12,325
	IDEX Corp.	50,149	12,237
	Expeditors International of Washington Inc.	96,280	11,705
	Masco Corp.	146,084	11,523
	Synchrony Financial	267,071	11,516
	Packaging Corp. of America	59,460	11,284
	EMCOR Group Inc.	31,069	10,880
	JB Hunt Transport Services Inc.	54,355	10,830
*	Trimble Inc.	163,757	10,539
	Graco Inc.	111,460	10,417
	Snap-on Inc.	35,089	10,394
	Lennox International Inc.	21,256	10,389
	RPM International Inc.	86,150	10,248
*	Saia Inc.	17,478	10,225
*	Zebra Technologies Corp. Class A	33,753	10,175
	TransUnion	127,387	10,165
	HEICO Corp. Class A	64,862	9,985
	Stanley Black & Decker Inc.	100,015	9,794
	Watsco Inc.	22,389	9,671
	Owens Corning	57,854	9,650
	Lincoln Electric Holdings Inc.	37,623	9,610
	Pentair plc	110,666	9,455
*	TopBuild Corp.	21,266	9,373
	Nordson Corp.	33,829	9,287
	Advanced Drainage Systems Inc.	51,832	8,928
*	XPO Inc.	72,559	8,854
	AECOM	89,461	8,774
	Westrock Co.	172,100	8,510
	Jack Henry & Associates Inc.	48,561	8,436
	nVent Electric plc	109,128	8,228
	Regal Rexnord Corp.	44,102	7,943
	Allegion plc	57,597	7,759
	Huntington Ingalls Industries Inc.	25,999	7,578
	Comfort Systems USA Inc.	23,406	7,436
	ITT Inc.	53,314	7,252
	A O Smith Corp.	80,339	7,187
*	Core & Main Inc. Class A	125,386	7,178
*	Trex Co. Inc.	71,278	7,110
	Fortune Brands Innovations Inc.	82,548	6,989
*	WEX Inc.	28,352	6,734
	Tetra Tech Inc.	35,787	6,610
	Curtiss-Wright Corp.	25,355	6,489
	Toro Co.	69,554	6,373
	AptarGroup Inc.	43,982	6,329
	Crown Holdings Inc.	79,409	6,294

		Shares	Market Value ($000)
	BWX Technologies Inc.	60,859	6,245
	Woodward Inc.	39,961	6,159
	Eagle Materials Inc.	22,575	6,135
	Donaldson Co. Inc.	78,862	5,889
	MKS Instruments Inc.	44,254	5,886
	Simpson Manufacturing Co. Inc.	28,582	5,864
	Graphic Packaging Holding Co.	199,937	5,834
	WESCO International Inc.	34,054	5,833
*	Middleby Corp.	35,709	5,742
*	API Group Corp.	145,926	5,731
	CH Robinson Worldwide Inc.	74,429	5,667
	Knight-Swift Transportation Holdings Inc. Class A	102,121	5,619
	Acuity Brands Inc.	20,572	5,528
*	WillScot Mobile Mini Holdings Corp.	118,025	5,488
*	Affirm Holdings Inc. Class A	147,131	5,482
	Robert Half Inc.	66,603	5,280
	Oshkosh Corp.	41,822	5,216
	AGCO Corp.	41,612	5,119
	Applied Industrial Technologies Inc.	25,680	5,073
*	Generac Holdings Inc.	39,525	4,986
*	FTI Consulting Inc.	23,587	4,960
*	Axalta Coating Systems Ltd.	143,731	4,943
*	AZEK Co. Inc. Class A	96,391	4,841
	Cognex Corp.	113,600	4,819
	MSA Safety Inc.	24,892	4,819
*	Paylocity Holding Corp.	27,990	4,810
*	Fluor Corp.	111,367	4,709
*	Mohawk Industries Inc.	35,797	4,685
	Allison Transmission Holdings Inc.	57,474	4,665
*	Chart Industries Inc.	28,288	4,660
	Vontier Corp.	101,869	4,621
	Atkore Inc.	23,990	4,567
	Landstar System Inc.	23,491	4,528
*	BILL Holdings Inc.	65,477	4,500
	Crane Co.	32,330	4,369
	Berry Global Group Inc.	72,054	4,358
	Brunswick Corp.	45,096	4,353
*	ATI Inc.	84,209	4,309
*	GXO Logistics Inc.	78,880	4,241
	Esab Corp.	37,891	4,190
	Installed Building Products Inc.	16,053	4,153
*	Beacon Roofing Supply Inc.	41,273	4,046
	Flowserve Corp.	87,282	3,987
	Genpact Ltd.	119,667	3,943
	Watts Water Technologies Inc. Class A	18,446	3,921
	Littelfuse Inc.	16,120	3,907
*	MasTec Inc.	41,779	3,896
	FTAI Aviation Ltd.	57,739	3,886
	AAON Inc.	43,357	3,820
*	SPX Technologies Inc.	30,698	3,780
*	Kirby Corp.	38,594	3,679
*	Summit Materials Inc. Class A	82,180	3,663
	Sonoco Products Co.	62,975	3,642
	Sensata Technologies Holding plc	98,764	3,629
	Louisiana-Pacific Corp.	43,148	3,621
	Air Lease Corp. Class A	69,829	3,592
	Sealed Air Corp.	95,157	3,540
	Armstrong World Industries Inc.	28,488	3,539

		Shares	Market Value ($000)
	Federal Signal Corp.	41,013	3,481
	MDU Resources Group Inc.	138,086	3,480
	Maximus Inc.	41,178	3,455
*	ExlService Holdings Inc.	105,076	3,341
	Ryder System Inc.	27,380	3,291
	Valmont Industries Inc.	14,069	3,212
*	Modine Manufacturing Co.	33,573	3,196
	Western Union Co.	227,691	3,183
*	ASGN Inc.	30,288	3,173
*	Euronet Worldwide Inc.	28,651	3,150
	GATX Corp.	23,315	3,125
	Zurn Elkay Water Solutions Corp.	93,021	3,113
	Badger Meter Inc.	19,055	3,083
	Moog Inc. Class A	19,070	3,045
*	Knife River Corp.	37,262	3,021
	Herc Holdings Inc.	17,883	3,010
*	AeroVironment Inc.	18,673	2,862
	MSC Industrial Direct Co. Inc. Class A	29,465	2,859
*	Spirit AeroSystems Holdings Inc. Class A	79,027	2,851
	HB Fuller Co.	35,555	2,835
	HEICO Corp.	14,449	2,760
*	Itron Inc.	29,743	2,752
	Franklin Electric Co. Inc.	25,672	2,742
	Exponent Inc.	33,071	2,735
	Terex Corp.	41,693	2,685
	Brink's Co.	28,653	2,647
	Insperity Inc.	23,685	2,596
	EnerSys	27,436	2,592
*	Verra Mobility Corp. Class A	103,749	2,591
	Encore Wire Corp.	9,851	2,589
	Silgan Holdings Inc.	53,013	2,574
*	Dycom Industries Inc.	17,666	2,536
	ManpowerGroup Inc.	32,590	2,530
*	GMS Inc.	25,970	2,528
	Belden Inc.	27,249	2,524
	Kadant Inc.	7,657	2,512
*	Shift4 Payments Inc. Class A	38,013	2,512
	CSW Industrials Inc.	10,699	2,510
	TriNet Group Inc.	18,782	2,488
*	CBIZ Inc.	31,606	2,481
	Matson Inc.	22,005	2,473
*	Alight Inc. Class A	251,111	2,473
	Otter Tail Corp.	28,464	2,459
	Enpro Inc.	14,405	2,431
	Hillenbrand Inc.	48,122	2,420
	Korn Ferry	36,188	2,380
*	ACI Worldwide Inc.	70,899	2,355
*	Sterling Infrastructure Inc.	20,243	2,233
	John Bean Technologies Corp.	21,074	2,210
	Griffon Corp.	30,097	2,207
*	Gates Industrial Corp. plc	122,604	2,171
	ArcBest Corp.	14,662	2,089
*	Resideo Technologies Inc.	90,750	2,035
	Crane NXT Co.	32,840	2,033
	McGrath RentCorp	16,383	2,021
*	Flywire Corp.	78,041	1,936
	ESCO Technologies Inc.	18,033	1,930
	Albany International Corp. Class A	20,199	1,889

		Shares	Market Value ($000)
*	Masonite International Corp.	14,358	1,887
*	Marqeta Inc. Class A	313,163	1,866
	ICF International Inc.	12,236	1,843
*	Kratos Defense & Security Solutions Inc.	98,234	1,806
*	MYR Group Inc.	10,214	1,805
*	Atmus Filtration Technologies Inc.	55,564	1,792
	UniFirst Corp.	10,118	1,755
	ABM Industries Inc.	39,266	1,752
*	Remitly Global Inc.	84,295	1,748
	Vestis Corp.	90,672	1,747
*	RXO Inc.	79,671	1,742
	Granite Construction Inc.	30,297	1,731
	Werner Enterprises Inc.	44,111	1,726
	Patrick Industries Inc.	14,336	1,713
	ADT Inc.	254,562	1,711
	EVERTEC Inc.	42,798	1,708
*	Gibraltar Industries Inc.	20,934	1,686
*	O-I Glass Inc.	99,950	1,658
	Hub Group Inc. Class A	38,104	1,647
	Brady Corp. Class A	27,750	1,645
	Mueller Water Products Inc. Class A	100,679	1,620
	Alamo Group Inc.	7,024	1,604
*	AMN Healthcare Services Inc.	25,518	1,595
	International Seaways Inc.	29,765	1,583
*	Masterbrand Inc.	82,780	1,551
	Trinity Industries Inc.	55,208	1,538
*	OSI Systems Inc.	10,771	1,538
	Standex International Corp.	8,389	1,529
	Tennant Co.	12,577	1,529
*	Construction Partners Inc. Class A	26,906	1,511
	Primoris Services Corp.	34,810	1,482
*	Bloom Energy Corp. Class A	130,341	1,465
*	Hayward Holdings Inc.	93,075	1,425
*	Hillman Solutions Corp.	133,513	1,421
*	AAR Corp.	23,666	1,417
*	Janus International Group Inc.	93,011	1,407
*	Aurora Innovation Inc. Class A	496,300	1,400
*	AvidXchange Holdings Inc.	106,455	1,400
	Kennametal Inc.	55,781	1,391
*	Mirion Technologies Inc. Class A	117,234	1,333
	AZZ Inc.	16,959	1,311
*,1	Joby Aviation Inc.	244,410	1,310
*	Legalzoom.com Inc.	97,759	1,304
*	Huron Consulting Group Inc.	13,076	1,263
	H&E Equipment Services Inc.	19,482	1,250
	Bread Financial Holdings Inc.	33,185	1,236
	Barnes Group Inc.	33,274	1,236
	Enerpac Tool Group Corp. Class A	34,496	1,230
	Greif Inc. Class A	17,726	1,224
*	Leonardo DRS Inc.	52,641	1,163
*	JELD-WEN Holding Inc.	53,779	1,142
*	CoreCivic Inc.	69,409	1,083
*	American Woodmark Corp.	10,553	1,073
	Greenbrier Cos. Inc.	19,892	1,036
	Helios Technologies Inc.	23,191	1,036
*	NV5 Global Inc.	10,289	1,008
*	Mercury Systems Inc.	34,125	1,007
*	Donnelley Financial Solutions Inc.	16,200	1,005

		Shares	Market Value ($000)
	Napco Security Technologies Inc.	23,404	940
*	NCR Atleos Corp.	46,336	915
*	Cimpress plc	10,244	907
*	Payoneer Global Inc.	183,901	894
	Apogee Enterprises Inc.	14,926	884
	Kaman Corp.	19,176	880
	Quanex Building Products Corp.	22,275	856
*	Blue Bird Corp.	21,663	831
	Wabash National Corp.	27,738	830
	Kforce Inc.	11,689	824
	Powell Industries Inc.	5,654	805
	Lindsay Corp.	6,789	799
	TriMas Corp.	29,733	795
*	Nikola Corp.	761,535	792
*	Rocket Lab USA Inc.	192,277	790
*,1	Symbotic Inc. Class A	17,400	783
	Columbus McKinnon Corp.	17,002	759
*	Montrose Environmental Group Inc.	19,220	753
*	Triumph Group Inc.	49,946	751
*,1	Enovix Corp.	93,168	746
	Astec Industries Inc.	16,978	742
*	Aspen Aerogels Inc.	42,024	740
	VSE Corp.	9,176	734
*	IES Holdings Inc.	5,998	730
*	Thermon Group Holdings Inc.	22,309	730
*	BlueLinx Holdings Inc.	5,592	728
	REV Group Inc.	31,226	690
*	SP Plus Corp.	13,015	680
*	Proto Labs Inc.	18,863	674
	Deluxe Corp.	32,129	662
*	Transcat Inc.	5,740	640
*	Repay Holdings Corp. Class A	57,838	636
	Myers Industries Inc.	26,906	623
	CRA International Inc.	4,130	618
	Marten Transport Ltd.	33,456	618
	Schneider National Inc. Class B	26,252	594
*	Energy Recovery Inc.	37,200	587
	Gorman-Rupp Co.	14,781	585
*	Vicor Corp.	15,232	582
*,1	PureCycle Technologies Inc.	93,329	581
	Forward Air Corp.	18,014	560
*	DXP Enterprises Inc.	10,164	546
*	International Money Express Inc.	23,900	546
	Kelly Services Inc. Class A	21,601	541
*	Air Transport Services Group Inc.	39,197	539
	Cadre Holdings Inc.	14,657	531
*,1	Archer Aviation Inc. Class A	112,755	521
	First Advantage Corp.	31,653	513
*	CryoPort Inc.	28,888	511
*	Ducommun Inc.	9,785	502
*	ZipRecruiter Inc. Class A	43,176	496
	Argan Inc.	9,742	492
	Insteel Industries Inc.	12,794	489
	FTAI Infrastructure Inc.	76,000	477
	Barrett Business Services Inc.	3,714	471
*	CECO Environmental Corp.	20,369	469
*	Titan International Inc.	37,200	464
*	Cross Country Healthcare Inc.	24,721	463

		Shares	Market Value ($000)
	Hyster-Yale Materials Handling Inc.	7,125	457
	Pitney Bowes Inc.	103,700	449
*	Tutor Perini Corp.	30,540	442
	Cass Information Systems Inc.	9,079	437
	Perella Weinberg Partners Class A	30,221	427
*	Conduent Inc.	122,700	415
*	Virgin Galactic Holdings Inc.	279,446	414
	Miller Industries Inc.	8,081	405
	Heidrick & Struggles International Inc.	11,672	393
*	I3 Verticals Inc. Class A	17,054	390
	Mesa Laboratories Inc.	3,518	386
	United States Lime & Minerals Inc.	1,281	382
*	Great Lakes Dredge & Dock Corp.	43,592	381
	Ennis Inc.	18,244	374
*	Titan Machinery Inc.	14,860	369
	Pactiv Evergreen Inc.	25,797	369
*	BrightView Holdings Inc.	30,953	368
	Eagle Bulk Shipping Inc.	5,884	368
*	Manitowoc Co. Inc.	25,878	366
*	Vishay Precision Group Inc.	9,889	349
*	V2X Inc.	7,394	345
	LSI Industries Inc.	22,679	343
	Allient Inc.	9,444	337
	Douglas Dynamics Inc.	13,865	334
*	Franklin Covey Co.	8,348	328
*	Sterling Check Corp.	20,294	326
*	Limbach Holdings Inc.	7,700	319
*	Astronics Corp.	16,605	316
	National Presto Industries Inc.	3,650	306
*	Bowman Consulting Group Ltd.	8,779	305
*	FARO Technologies Inc.	14,129	304
*	Cantaloupe Inc.	47,000	302
*	Advantage Solutions Inc.	68,200	295
	Resources Connection Inc.	22,291	293
*	Evolv Technologies Holdings Inc.	64,100	285
	Heartland Express Inc.	23,446	280
*	Green Dot Corp. Class A	29,098	271
*	Hudson Technologies Inc.	24,429	269
*	Ranpak Holdings Corp. Class A	34,100	268
*	Target Hospitality Corp.	24,100	262
	Shyft Group Inc.	21,038	261
*	Custom Truck One Source Inc.	42,875	250
*	TrueBlue Inc.	19,732	247
	Covenant Logistics Group Inc. Class A	5,230	242
*	Distribution Solutions Group Inc.	6,200	220
*	Daseke Inc.	25,698	213
*	Sezzle Inc.	2,470	209
*	Acacia Research Corp.	38,613	206
	Universal Logistics Holdings Inc.	5,573	205
*	Moneylion Inc.	2,834	202
*	Forrester Research Inc.	9,338	201
*	TaskUS Inc. Class A	17,160	200
	Overseas Shipholding Group Inc. Class A	30,700	196
	Park Aerospace Corp.	11,793	196
	Park-Ohio Holdings Corp.	7,030	188
*	Willdan Group Inc.	6,469	188
*	Smith-Midland Corp.	3,950	186
*	Paymentus Holdings Inc. Class A	7,993	182

		Shares	Market Value ($000)
*	Radiant Logistics Inc.	33,408	181
*	CS Disco Inc.	21,829	177
*	Spire Global Inc.	14,787	177
*	L B Foster Co. Class A	6,452	176
*	Mistras Group Inc.	18,400	176
	Kronos Worldwide Inc.	14,677	173
*	Commercial Vehicle Group Inc.	26,700	172
*	Graham Corp.	6,141	168
*	Orion Group Holdings Inc.	20,493	168
	Luxfer Holdings plc	15,807	164
*	Performant Financial Corp.	54,600	161
*	Byrna Technologies Inc.	10,800	150
*	Iteris Inc.	30,071	149
*	Hyliion Holdings Corp.	83,600	147
*	AerSale Corp.	19,557	140
*,1	Desktop Metal Inc. Class A	159,504	140
	Karat Packaging Inc.	4,844	139
*	Core Molding Technologies Inc.	7,270	138
	TTEC Holdings Inc.	13,047	135
*	Atlanticus Holdings Corp.	4,500	133
*,1	Eos Energy Enterprises Inc.	126,739	131
*	BlackSky Technology Inc. Class A	91,600	125
*	VirTra Inc.	12,000	123
*	Mayville Engineering Co. Inc.	8,494	122
*	RCM Technologies Inc.	5,700	122
	Information Services Group Inc.	29,685	120
*,1	Redwire Corp.	27,300	120
*	HireRight Holdings Corp.	8,194	117
*	Rekor Systems Inc.	50,566	116
*	DLH Holdings Corp.	8,200	109
*	Paysign Inc.	29,000	106
	Hurco Cos. Inc.	5,051	102
	BGSF Inc.	9,700	101
*	Innovative Solutions & Support Inc.	13,684	100
*	SoundThinking Inc.	6,113	97
	EVI Industries Inc.	3,846	96
	ARC Document Solutions Inc.	34,251	95
*	Concrete Pumping Holdings Inc.	11,630	92
*	Terran Orbital Corp.	67,000	88
*	Gencor Industries Inc.	5,230	87
	Twin Disc Inc.	5,130	85
*,1	CompoSecure Inc. Class A	10,764	78
*	Markforged Holding Corp.	87,900	73
*	Luna Innovations Inc.	22,193	71
*,1	Danimer Scientific Inc.	65,200	71
*,1	Microvast Holdings Inc.	83,100	70
*	Blade Air Mobility Inc.	23,700	68
*	374Water Inc.	53,808	68
*	CPI Card Group Inc.	3,680	66
	HireQuest Inc.	4,700	61
	Quad/Graphics Inc.	11,300	60
*	Ultralife Corp.	6,533	58
*	Willis Lease Finance Corp.	1,168	58
*,1	Velo3D Inc.	122,900	56
*,1	Wrap Technologies Inc.	21,600	49
*	DHI Group Inc.	18,604	47
*,1	Hyzon Motors Inc.	64,100	47
*	PAM Transportation Services Inc.	2,804	45

		Shares	Market Value ($000)
*	LightPath Technologies Inc. Class A	30,132	42
*	Babcock & Wilcox Enterprises Inc.	35,646	40
*	IZEA Worldwide Inc.	17,423	40
*	Amprius Technologies Inc.	12,900	34
*	Broadwind Inc.	12,171	29
*	INNOVATE Corp.	41,047	29
*	Hydrofarm Holdings Group Inc.	24,181	26
*,1	Workhorse Group Inc.	108,333	25
*	Frequency Electronics Inc.	2,074	23
*	Katapult Holdings Inc.	1,844	21
*	Orion Energy Systems Inc.	13,570	12
*	RF Industries Ltd.	3,910	12
*	Usio Inc.	3,623	6
*	Air Industries Group	1,052	5
*	Taylor Devices Inc.	83	4
*	Palladyne AI Corp.	2,177	4
*,2	Patriot National Inc.	7,513	—
*,2	GCI Liberty Inc.	78,532	—
			4,401,366
Other (0.0%)[4]
[5]	Vanguard Total Bond Market ETF	364,424	26,468
Real Estate (1.7%)
	Prologis Inc.	613,322	79,867
	American Tower Corp.	309,209	61,097
	Equinix Inc.	62,776	51,811
	Welltower Inc.	377,330	35,258
	Simon Property Group Inc.	205,264	32,122
	Realty Income Corp.	570,578	30,868
	Crown Castle Inc.	287,584	30,435
	Public Storage	104,771	30,390
	Digital Realty Trust Inc.	206,250	29,708
*	CoStar Group Inc.	270,180	26,099
	Extra Space Storage Inc.	139,639	20,527
	VICI Properties Inc. Class A	684,767	20,399
*	CBRE Group Inc. Class A	191,061	18,579
	AvalonBay Communities Inc.	94,486	17,533
	Weyerhaeuser Co.	481,326	17,284
	Iron Mountain Inc.	194,475	15,599
	SBA Communications Corp. Class A	71,681	15,533
	Equity Residential	239,461	15,112
	Alexandria Real Estate Equities Inc.	115,353	14,870
	Invitation Homes Inc.	383,867	13,669
	Ventas Inc.	263,558	11,475
	Sun Communities Inc.	81,840	10,523
	Essex Property Trust Inc.	42,335	10,364
	Mid-America Apartment Communities Inc.	77,679	10,221
	Host Hotels & Resorts Inc.	462,065	9,555
	Healthpeak Properties Inc.	474,331	8,894
	Kimco Realty Corp.	443,387	8,695
	UDR Inc.	218,862	8,188
	WP Carey Inc.	143,617	8,106
	Gaming & Leisure Properties Inc.	165,905	7,643
	American Homes 4 Rent Class A	201,102	7,397
	Regency Centers Corp.	121,098	7,334
	Equity LifeStyle Properties Inc.	110,595	7,122
	Rexford Industrial Realty Inc.	138,065	6,945
	Camden Property Trust	70,141	6,902

		Shares	Market Value ($000)
	Lamar Advertising Co. Class A	57,488	6,865
	CubeSmart	149,360	6,754
	Boston Properties Inc.	91,880	6,001
*	Jones Lang LaSalle Inc.	30,506	5,951
	EastGroup Properties Inc.	31,789	5,715
	Federal Realty Investment Trust	55,490	5,667
	NNN REIT Inc.	122,108	5,219
	Omega Healthcare Investors Inc.	164,624	5,214
*	Zillow Group Inc. Class C	104,109	5,078
	Americold Realty Trust Inc.	191,105	4,762
	Brixmor Property Group Inc.	201,158	4,717
	STAG Industrial Inc.	122,662	4,715
	First Industrial Realty Trust Inc.	88,668	4,659
	Ryman Hospitality Properties Inc.	37,961	4,389
	Terreno Realty Corp.	61,987	4,116
	Agree Realty Corp.	65,836	3,761
	Healthcare Realty Trust Inc. Class A	254,026	3,594
	Rayonier Inc.	97,295	3,234
	Vornado Realty Trust	112,310	3,231
	Kite Realty Group Trust	145,504	3,155
	Essential Properties Realty Trust Inc.	110,447	2,944
	Phillips Edison & Co. Inc.	80,421	2,885
	Apartment Income REIT Corp. Class A	87,215	2,832
	Kilroy Realty Corp.	73,486	2,677
	Macerich Co.	147,529	2,542
	PotlatchDeltic Corp.	52,788	2,482
	Independence Realty Trust Inc.	152,387	2,458
	Cousins Properties Inc.	99,739	2,398
	SL Green Realty Corp.	43,061	2,374
	Park Hotels & Resorts Inc.	131,410	2,298
	Apple Hospitality REIT Inc.	136,950	2,243
	Sabra Health Care REIT Inc.	149,753	2,212
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	74,747	2,123
	CareTrust REIT Inc.	86,419	2,106
	EPR Properties	49,368	2,096
	Tanger Inc.	70,491	2,082
	DigitalBridge Group Inc.	106,455	2,051
	Innovative Industrial Properties Inc.	19,072	1,975
	National Storage Affiliates Trust	50,176	1,965
[1]	Medical Properties Trust Inc.	411,571	1,934
	SITE Centers Corp.	127,006	1,861
	Broadstone Net Lease Inc.	113,933	1,785
	National Health Investors Inc.	27,363	1,719
	COPT Defense Properties	70,974	1,715
	Outfront Media Inc.	96,561	1,621
	Highwoods Properties Inc.	61,605	1,613
	Four Corners Property Trust Inc.	63,765	1,560
	LXP Industrial Trust	171,078	1,543
*	Howard Hughes Holdings Inc.	20,787	1,510
	Douglas Emmett Inc.	105,145	1,458
	Sunstone Hotel Investors Inc.	127,651	1,422
	St. Joe Co.	24,188	1,402
	DiamondRock Hospitality Co.	137,295	1,319
*	Equity Commonwealth	69,708	1,316
*	Opendoor Technologies Inc.	426,400	1,292
	Pebblebrook Hotel Trust	83,700	1,290
*	Cushman & Wakefield plc	122,445	1,281
	Urban Edge Properties	72,277	1,248

		Shares	Market Value ($000)
	RLJ Lodging Trust	103,656	1,225
*	Zillow Group Inc. Class A	25,307	1,211
*	GEO Group Inc.	84,496	1,193
	Global Net Lease Inc.	153,295	1,191
	InvenTrust Properties Corp.	46,156	1,187
	Acadia Realty Trust	69,696	1,186
	Retail Opportunity Investments Corp.	85,930	1,102
*	Compass Inc. Class A	286,913	1,033
	Newmark Group Inc. Class A	90,084	999
	Xenia Hotels & Resorts Inc.	65,976	990
	LTC Properties Inc.	30,218	982
	NETSTREIT Corp.	51,669	949
	Uniti Group Inc.	158,935	938
	Empire State Realty Trust Inc. Class A	90,800	920
	Elme Communities	63,767	888
	Getty Realty Corp.	32,126	879
	Alexander & Baldwin Inc.	53,230	877
	Veris Residential Inc.	56,742	863
	JBG SMITH Properties	49,235	790
	Easterly Government Properties Inc. Class A	65,162	750
	Service Properties Trust	109,016	739
	American Assets Trust Inc.	32,842	720
*	Apartment Investment & Management Co. Class A	85,801	703
	Plymouth Industrial REIT Inc.	30,451	685
	Hudson Pacific Properties Inc.	100,418	648
	UMH Properties Inc.	39,327	639
	Piedmont Office Realty Trust Inc. Class A	89,460	629
	Centerspace	10,941	625
	Paramount Group Inc.	130,029	610
	Kennedy-Wilson Holdings Inc.	69,111	593
	eXp World Holdings Inc.	52,290	540
	Marcus & Millichap Inc.	15,657	535
*	Redfin Corp.	77,098	513
	Summit Hotel Properties Inc.	77,848	507
	NexPoint Residential Trust Inc.	15,703	505
	Community Healthcare Trust Inc.	18,947	503
	Armada Hoffler Properties Inc.	44,430	462
	Whitestone REIT	35,347	444
	Brandywine Realty Trust	91,620	440
*	Anywhere Real Estate Inc.	69,700	431
*	Forestar Group Inc.	10,316	415
	Global Medical REIT Inc.	46,224	404
	Gladstone Commercial Corp.	28,553	395
	Peakstone Realty Trust	23,900	385
	Alexander's Inc.	1,565	340
	Universal Health Realty Income Trust	9,107	334
	Diversified Healthcare Trust	135,185	333
	Saul Centers Inc.	8,462	326
	CBL & Associates Properties Inc.	14,100	323
*	Seritage Growth Properties Class A	31,500	304
	Ares Commercial Real Estate Corp.	39,600	295
	One Liberty Properties Inc.	13,037	294
	Gladstone Land Corp.	21,191	283
*	Tejon Ranch Co.	17,443	269
	CTO Realty Growth Inc.	15,777	267
	Farmland Partners Inc.	22,674	252
	RMR Group Inc. Class A	10,425	250
	Industrial Logistics Properties Trust	57,267	246

		Shares	Market Value ($000)
	NET Lease Office Properties	9,912	236
*	FRP Holdings Inc.	3,428	210
	Postal Realty Trust Inc. Class A	12,803	183
	BRT Apartments Corp.	10,834	182
	Chatham Lodging Trust	15,902	161
*	Maui Land & Pineapple Co. Inc.	7,400	160
	Orion Office REIT Inc.	42,982	151
	RE/MAX Holdings Inc. Class A	15,637	137
*	Star Holdings	10,381	134
	Modiv Industrial Inc. Class C	7,600	128
	City Office REIT Inc.	23,669	123
	Alpine Income Property Trust Inc.	7,700	118
	Franklin Street Properties Corp.	50,715	115
	Bridge Investment Group Holdings Inc. Class A	16,783	115
*	Stratus Properties Inc.	3,856	88
*	Douglas Elliman Inc.	53,336	84
*	Offerpad Solutions Inc.	10,420	84
	Braemar Hotels & Resorts Inc.	41,700	83
	Office Properties Income Trust	36,326	74
	Clipper Realty Inc.	14,042	68
	American Healthcare REIT Inc.	4,612	68
	Global Self Storage Inc.	10,820	48
*	Ashford Hospitality Trust Inc.	33,216	45
	Bluerock Homes Trust Inc.	2,589	44
*	Sotherly Hotels Inc.	10,121	15
*	Altisource Portfolio Solutions SA	8,000	15
*	Rafael Holdings Inc. Class B	7,114	12
*	Fathom Holdings Inc.	5,900	12
	Creative Media & Community Trust Corp.	2,200	9
*,2	Spirit MTA REIT	44,200	—
			916,794
Technology (19.7%)
	Microsoft Corp.	4,927,085	2,072,923
	Apple Inc.	9,727,239	1,668,027
	NVIDIA Corp.	1,574,671	1,422,810
	Meta Platforms Inc. Class A	1,458,523	708,230
*	Alphabet Inc. Class A	3,905,527	589,461
*	Alphabet Inc. Class C	3,197,779	486,894
	Broadcom Inc.	310,413	411,424
*	Advanced Micro Devices Inc.	1,071,194	193,340
	Salesforce Inc.	609,798	183,659
*	Adobe Inc.	299,656	151,206
	Oracle Corp.	1,093,907	137,406
	QUALCOMM Inc.	740,433	125,355
	Intel Corp.	2,802,949	123,806
	International Business Machines Corp.	605,545	115,635
	Intuit Inc.	176,260	114,569
	Applied Materials Inc.	551,777	113,793
	Texas Instruments Inc.	603,882	105,202
*	ServiceNow Inc.	135,845	103,568
	Micron Technology Inc.	731,711	86,261
	Lam Research Corp.	86,928	84,457
	Analog Devices Inc.	329,138	65,100
	KLA Corp.	89,661	62,634
*	Palo Alto Networks Inc.	214,183	60,856
*	Synopsys Inc.	101,006	57,725
*	Cadence Design Systems Inc.	180,258	56,111
*	Crowdstrike Holdings Inc. Class A	150,722	48,320

		Shares	Market Value ($000)
	Amphenol Corp. Class A	398,041	45,914
	Marvell Technology Inc.	572,283	40,563
	Roper Technologies Inc.	71,008	39,824
*	Workday Inc. Class A	138,453	37,763
*	Autodesk Inc.	142,031	36,988
*	Super Micro Computer Inc.	32,629	32,956
	Microchip Technology Inc.	357,685	32,088
*	Snowflake Inc. Class A	196,924	31,823
*	Palantir Technologies Inc. Class A	1,327,214	30,539
	TE Connectivity Ltd.	204,828	29,749
*	Fortinet Inc.	434,035	29,649
*	DoorDash Inc. Class A	186,229	25,647
	Cognizant Technology Solutions Corp. Class A	328,599	24,083
*	Gartner Inc.	49,157	23,432
	CDW Corp.	88,503	22,637
*	Datadog Inc. Class A	180,419	22,300
*	ON Semiconductor Corp.	282,619	20,787
	Monolithic Power Systems Inc.	30,234	20,481
*	Atlassian Corp. Class A	103,964	20,284
*	ANSYS Inc.	57,521	19,969
*	HubSpot Inc.	31,711	19,869
	Vertiv Holdings Co. Class A	239,674	19,574
	HP Inc.	623,274	18,835
	Dell Technologies Inc. Class C	159,559	18,207
*	Cloudflare Inc. Class A	187,609	18,166
*,1	MicroStrategy Inc. Class A	9,936	16,937
	Corning Inc.	507,251	16,719
*	MongoDB Inc. Class A	45,136	16,188
	Hewlett Packard Enterprise Co.	857,547	15,204
*	Western Digital Corp.	214,170	14,615
	NetApp Inc.	135,895	14,265
*	PTC Inc.	74,758	14,125
	Entegris Inc.	99,113	13,929
*	Pinterest Inc. Class A	392,250	13,599
	Seagate Technology Holdings plc	137,936	12,835
*	Tyler Technologies Inc.	27,793	11,812
	Leidos Holdings Inc.	89,646	11,752
	Teradyne Inc.	101,207	11,419
*	Zscaler Inc.	59,274	11,418
	Skyworks Solutions Inc.	105,170	11,392
*	GoDaddy Inc. Class A	94,581	11,225
*	Okta Inc. Class A	104,386	10,921
*	Akamai Technologies Inc.	99,599	10,832
*	VeriSign Inc.	57,095	10,820
	Jabil Inc.	79,765	10,685
*	EPAM Systems Inc.	38,097	10,521
*	Pure Storage Inc. Class A	198,044	10,296
*	Manhattan Associates Inc.	40,778	10,204
*	Zoom Video Communications Inc. Class A	153,053	10,005
*	Nutanix Inc. Class A	161,774	9,985
	SS&C Technologies Holdings Inc.	140,180	9,023
*	Dynatrace Inc.	184,504	8,568
*	DocuSign Inc. Class A	136,141	8,107
	Gen Digital Inc.	357,048	7,998
*	Snap Inc. Class A	688,395	7,903
	Bentley Systems Inc. Class B	148,826	7,772
*	F5 Inc.	39,145	7,422
*	Qorvo Inc.	63,714	7,316

		Shares	Market Value ($000)
*	Lattice Semiconductor Corp.	90,536	7,083
*	Twilio Inc. Class A	115,457	7,060
*	Match Group Inc.	178,481	6,475
*	Toast Inc. Class A	257,764	6,423
	Paycom Software Inc.	32,165	6,401
*	Dayforce Inc.	96,614	6,397
*	AppLovin Corp. Class A	90,166	6,241
*	Guidewire Software Inc.	53,311	6,222
*	Coherent Corp.	101,796	6,171
*	UiPath Inc. Class A	257,531	5,838
*	Onto Innovation Inc.	32,199	5,831
	KBR Inc.	90,461	5,759
*	CACI International Inc. Class A	14,756	5,590
*	Elastic NV	52,957	5,308
*	Procore Technologies Inc.	61,638	5,065
	Universal Display Corp.	29,595	4,985
*	Unity Software Inc.	177,256	4,733
	TD SYNNEX Corp.	41,366	4,678
*	SPS Commerce Inc.	24,787	4,583
*	Arrow Electronics Inc.	35,151	4,551
*	Fabrinet	23,982	4,533
	Science Applications International Corp.	33,941	4,426
*	Rambus Inc.	70,983	4,387
*	Samsara Inc. Class A	113,250	4,280
*	Novanta Inc.	24,032	4,200
*	Insight Enterprises Inc.	21,802	4,045
*	Dropbox Inc. Class A	164,877	4,007
*	Qualys Inc.	23,574	3,934
*	Tenable Holdings Inc.	79,471	3,928
*	SentinelOne Inc. Class A	167,049	3,894
*	Confluent Inc. Class A	125,436	3,828
*	MACOM Technology Solutions Holdings Inc.	38,994	3,729
*	Aspen Technology Inc.	17,165	3,661
*	ZoomInfo Technologies Inc. Class A	228,030	3,655
*	Gitlab Inc. Class A	60,697	3,540
*	Kyndryl Holdings Inc.	157,462	3,426
*	Varonis Systems Inc. Class B	70,629	3,332
*	Cirrus Logic Inc.	35,591	3,294
	Dolby Laboratories Inc. Class A	38,878	3,257
*	Appfolio Inc. Class A	13,021	3,213
*	Altair Engineering Inc. Class A	37,204	3,205
*	Smartsheet Inc. Class A	83,100	3,199
*	DoubleVerify Holdings Inc.	89,642	3,152
*	Five9 Inc.	49,673	3,085
*	Silicon Laboratories Inc.	21,155	3,040
	Avnet Inc.	60,384	2,994
*	CommVault Systems Inc.	28,703	2,911
*	Workiva Inc. Class A	32,535	2,759
	Power Integrations Inc.	37,884	2,711
*	Blackbaud Inc.	36,137	2,679
*	Cleanspark Inc.	126,110	2,675
*	IAC Inc.	49,260	2,628
	Amkor Technology Inc.	81,388	2,624
	Advanced Energy Industries Inc.	25,442	2,595
*	Parsons Corp.	31,082	2,578
*	Teradata Corp.	65,865	2,547
*	Freshworks Inc. Class A	139,292	2,537
*	Synaptics Inc.	25,818	2,519

		Shares	Market Value ($000)
*	Box Inc. Class A	88,670	2,511
*	JFrog Ltd.	56,634	2,504
*	DXC Technology Co.	117,916	2,501
*	Axcelis Technologies Inc.	21,926	2,445
*	CCC Intelligent Solutions Holdings Inc.	202,496	2,422
	Concentrix Corp.	36,434	2,413
*	Wolfspeed Inc.	81,279	2,398
*	FormFactor Inc.	52,204	2,382
*	Alarm.com Holdings Inc.	31,057	2,251
*	Sanmina Corp.	35,949	2,235
*	BlackLine Inc.	34,589	2,234
*	Diodes Inc.	29,739	2,097
*	HashiCorp Inc. Class A	74,273	2,002
*	Q2 Holdings Inc.	36,087	1,897
*,1	C3.ai Inc. Class A	69,307	1,876
*	Credo Technology Group Holding Ltd.	88,413	1,873
	Dun & Bradstreet Holdings Inc.	186,106	1,869
*	Rapid7 Inc.	37,758	1,852
*	Envestnet Inc.	31,755	1,839
*	Impinj Inc.	14,249	1,830
*	Plexus Corp.	19,297	1,830
	Pegasystems Inc.	28,205	1,823
*	Sprout Social Inc. Class A	30,332	1,811
*	RingCentral Inc. Class A	51,637	1,794
*	Ziff Davis Inc.	28,083	1,770
*	Yelp Inc. Class A	44,865	1,768
*	Braze Inc. Class A	37,562	1,664
	Vishay Intertechnology Inc.	72,990	1,655
*	IPG Photonics Corp.	18,225	1,653
*	nCino Inc.	44,051	1,647
	Progress Software Corp.	29,909	1,594
*	Rogers Corp.	12,996	1,543
*	DigitalOcean Holdings Inc.	38,099	1,455
*	Squarespace Inc. Class A	39,730	1,448
*	ePlus Inc.	18,200	1,429
*	LiveRamp Holdings Inc.	40,555	1,399
	Xerox Holdings Corp.	77,812	1,393
*	Verint Systems Inc.	41,940	1,390
*	Veeco Instruments Inc.	39,116	1,376
*	Cargurus Inc. Class A	59,436	1,372
*	Agilysys Inc.	16,260	1,370
*	Allegro MicroSystems Inc.	50,143	1,352
*	Ambarella Inc.	26,373	1,339
*	Perficient Inc.	23,696	1,334
*	PagerDuty Inc.	57,717	1,309
*	Ultra Clean Holdings Inc.	28,144	1,293
	Clear Secure Inc. Class A	58,769	1,250
*	Informatica Inc. Class A	34,532	1,209
*	Vertex Inc. Class A	37,844	1,202
*	Schrodinger Inc.	43,832	1,183
*	NCR Voyix Corp.	92,673	1,170
*,1	IonQ Inc.	113,400	1,133
*	Astera Labs Inc.	15,165	1,125
*	SiTime Corp.	11,900	1,109
*	Semtech Corp.	40,268	1,107
*	Photronics Inc.	39,053	1,106
*	PROS Holdings Inc.	30,175	1,096
*	TTM Technologies Inc.	68,647	1,074

		Shares	Market Value ($000)
*	Zeta Global Holdings Corp. Class A	96,618	1,056
*	Cohu Inc.	31,017	1,034
*	Fastly Inc. Class A	79,756	1,034
*	Paycor HCM Inc.	52,865	1,028
*	NetScout Systems Inc.	46,930	1,025
*	Appian Corp. Class A	25,655	1,025
*	Everbridge Inc.	28,790	1,003
*	Magnite Inc.	93,307	1,003
*	Intapp Inc.	29,039	996
*	ACM Research Inc. Class A	32,940	960
*	Upwork Inc.	77,981	956
	CSG Systems International Inc.	18,466	952
*	MaxLinear Inc. Class A	50,937	951
*	Sprinklr Inc. Class A	75,491	926
*	Jamf Holding Corp.	49,955	917
	CTS Corp.	18,505	866
*	Zuora Inc. Class A	91,365	833
*	Asana Inc. Class A	52,246	809
*	Ichor Holdings Ltd.	20,918	808
	Adeia Inc.	73,542	803
*	SMART Global Holdings Inc.	30,223	795
*	PAR Technology Corp.	17,486	793
*,1	SoundHound AI Inc. Class A	133,600	787
	Shutterstock Inc.	17,076	782
*	PDF Solutions Inc.	22,859	770
*	Bumble Inc. Class A	66,383	753
*	Reddit Inc. Class A	14,670	724
*	AvePoint Inc.	89,161	706
	A10 Networks Inc.	49,754	681
*	ScanSource Inc.	15,414	679
*	Alkami Technology Inc.	27,498	676
*	PubMatic Inc. Class A	26,866	637
*	TechTarget Inc.	18,851	624
	Benchmark Electronics Inc.	20,539	616
*	indie Semiconductor Inc. Class A	86,118	610
*	Model N Inc.	21,361	608
*	N-able Inc.	46,354	606
*	E2open Parent Holdings Inc.	134,789	598
*,1	Hut 8 Corp.	53,784	594
*	Diebold Nixdorf Inc.	17,052	587
*	Couchbase Inc.	21,711	571
	PC Connection Inc.	7,992	527
*	Xometry Inc. Class A	27,395	463
*	Vimeo Inc.	110,126	450
*	Grid Dynamics Holdings Inc.	36,378	447
*	Mitek Systems Inc.	31,555	445
*,1	Core Scientific Inc.	123,361	437
*	Amplitude Inc. Class A	40,098	436
	Simulations Plus Inc.	10,335	425
*	Blend Labs Inc. Class A	130,700	425
*	nLight Inc.	32,121	418
*	Cerence Inc.	26,089	411
*	NerdWallet Inc. Class A	27,858	410
*	3D Systems Corp.	91,666	407
*	Yext Inc.	67,569	407
*	SolarWinds Corp.	32,181	406
*	Matterport Inc.	172,084	389
*	Olo Inc. Class A	70,610	388

		Shares	Market Value ($000)
*,1	Rumble Inc.	47,800	386
	Hackett Group Inc.	15,802	384
*	Navitas Semiconductor Corp. Class A	79,200	378
*	CEVA Inc.	16,301	370
*	Weave Communications Inc.	31,472	361
*	Kimball Electronics Inc.	16,381	355
*	SEMrush Holdings Inc. Class A	26,597	353
	NVE Corp.	3,806	343
*	Vivid Seats Inc. Class A	57,212	343
*	Planet Labs PBC	134,700	343
*	Klaviyo Inc. Class A	13,317	339
*	Alpha & Omega Semiconductor Ltd.	15,358	338
*	SmartRent Inc. Class A	126,100	338
*	Eventbrite Inc. Class A	60,790	333
*	Daktronics Inc.	33,219	331
*	Digimarc Corp.	11,500	313
*,1	Getty Images Holdings Inc.	73,000	303
	American Software Inc. Class A	26,372	302
*	BigCommerce Holdings Inc.	42,020	290
	Methode Electronics Inc.	23,510	286
*	MeridianLink Inc.	15,154	283
*	Bandwidth Inc. Class A	15,236	278
*	Cipher Mining Inc.	51,818	267
*	OneSpan Inc.	22,719	264
*	Porch Group Inc.	60,900	262
*	MediaAlpha Inc. Class A	12,482	254
*	Aehr Test Systems	19,324	240
*	EverQuote Inc. Class A	12,900	239
*	Unisys Corp.	48,242	237
*,1	MicroVision Inc.	128,598	237
	ON24 Inc.	31,300	223
*,1	NextNav Inc.	33,050	217
*,1	Terawulf Inc.	80,900	213
*	Nextdoor Holdings Inc.	90,500	204
*	TrueCar Inc.	59,207	201
*	Innovid Corp.	80,434	200
	Immersion Corp.	25,933	194
*,1	Applied Digital Corp.	45,400	194
*	Domo Inc. Class B	21,491	192
*	Definitive Healthcare Corp. Class A	23,692	191
*	Digital Turbine Inc.	67,013	176
*	Consensus Cloud Solutions Inc.	11,103	176
*	Groupon Inc. Class A	13,144	175
*	Identiv Inc.	21,679	172
*,1	Ouster Inc.	21,361	170
*	Thoughtworks Holding Inc.	65,183	165
*	Telos Corp.	38,079	158
*	Viant Technology Inc. Class A	14,808	158
*	SkyWater Technology Inc.	15,297	156
*	EverCommerce Inc.	16,492	155
	ReposiTrak Inc.	9,689	154
*	AXT Inc.	32,600	150
*	Tucows Inc. Class A	7,729	143
*	1stdibs.com Inc.	23,800	142
*	Enfusion Inc. Class A	14,958	138
*	Red Violet Inc.	6,626	130
*	Backblaze Inc. Class A	12,200	125
*,1	BigBear.ai Holdings Inc.	58,366	120

		Shares	Market Value ($000)
	CSP Inc.	6,362	117
*	Kopin Corp.	64,443	116
*	Rigetti Computing Inc.	75,200	115
*	Arteris Inc.	15,000	110
*,1	Veritone Inc.	20,477	108
*	Asure Software Inc.	13,700	107
*	eGain Corp.	16,436	106
*,1	Atomera Inc.	16,254	100
*	Innodata Inc.	14,173	94
*	FiscalNote Holdings Inc.	70,600	94
*	ZeroFox Holdings Inc.	84,000	94
*	WM Technology Inc.	69,888	93
*	Rimini Street Inc.	27,624	90
*	Pixelworks Inc.	32,934	85
*	inTEST Corp.	6,257	83
*	Transphorm Inc.	16,300	80
*	Synchronoss Technologies Inc.	8,956	75
*	Aeva Technologies Inc.	18,120	71
*	Everspin Technologies Inc.	8,413	67
*	Upland Software Inc.	21,208	66
*	Brightcove Inc.	33,486	65
*	QuickLogic Corp.	4,076	65
*	Rackspace Technology Inc.	41,198	65
*	Amtech Systems Inc.	11,877	64
	Richardson Electronics Ltd.	7,000	64
*	Flux Power Holdings Inc.	14,200	63
*	Intevac Inc.	15,339	59
*	SecureWorks Corp. Class A	8,244	55
*	CoreCard Corp.	4,500	50
*	LivePerson Inc.	49,636	50
*	System1 Inc.	25,300	50
*	Expensify Inc. Class A	26,560	49
*	comScore Inc.	2,920	45
*	AstroNova Inc.	2,465	44
*,1	Phunware Inc.	4,864	44
*	BuzzFeed Inc. Class A	78,100	36
*	Zedge Inc. Class B	12,613	35
*	Skillz Inc. Class A	5,464	35
*	GSI Technology Inc.	9,342	32
*	TransAct Technologies Inc.	5,458	29
*	Edgio Inc.	2,413	23
*	Inuvo Inc.	65,578	22
*	Beachbody Co. Inc.	2,336	22
*	Nutex Health Inc.	218,823	21
*	Quantum Corp.	30,873	18
*	authID Inc.	2,200	17
	VirnetX Holding Corp.	2,607	17
*,1	Vroom Inc.	1,038	14
*	CVD Equipment Corp.	2,737	13
*	Data I/O Corp.	3,396	12
*	Key Tronic Corp.	2,174	10
*	Alpine 4 Holdings Inc.	14,638	10
*	EMCORE Corp.	18,783	6
*	Smith Micro Software Inc.	14,813	5
*,1	Presto Automation Inc.	29,303	5
			10,803,818
Telecommunications (1.2%)
	Cisco Systems Inc.	2,419,505	120,758

		Shares	Market Value ($000)
	Comcast Corp. Class A	2,627,849	113,917
	Verizon Communications Inc.	2,505,264	105,121
	AT&T Inc.	4,736,684	83,366
	T-Mobile US Inc.	354,658	57,887
*	Arista Networks Inc.	165,562	48,010
	Motorola Solutions Inc.	110,218	39,125
*	Charter Communications Inc. Class A	62,417	18,140
	Juniper Networks Inc.	213,959	7,929
*	Roku Inc. Class A	84,166	5,485
*	Ciena Corp.	96,864	4,790
*	Liberty Broadband Corp. Class C	78,105	4,470
*	Frontier Communications Parent Inc.	164,908	4,040
*	Lumentum Holdings Inc.	45,095	2,135
	Iridium Communications Inc.	74,866	1,959
	Cogent Communications Holdings Inc.	28,900	1,888
	InterDigital Inc.	17,197	1,831
*	Viasat Inc.	78,413	1,418
*	Viavi Solutions Inc.	144,373	1,312
*	Calix Inc.	37,005	1,227
	Cable One Inc.	2,861	1,211
*	EchoStar Corp. Class A	81,877	1,167
*	Lumen Technologies Inc.	696,189	1,086
	Telephone & Data Systems Inc.	65,451	1,049
*	Harmonic Inc.	73,673	990
*	Extreme Networks Inc.	74,880	864
*	Digi International Inc.	24,409	779
*	Globalstar Inc.	528,607	777
*	Infinera Corp.	112,342	677
*	Liberty Broadband Corp. Class A	10,222	584
	IDT Corp. Class B	15,089	571
	Shenandoah Telecommunications Co.	31,810	553
	Bel Fuse Inc. Class B	7,600	458
*	Applied Optoelectronics Inc.	31,463	436
*	Gogo Inc.	47,220	415
*,1	Lightwave Logic Inc.	79,946	374
*	United States Cellular Corp.	10,230	373
*	Altice USA Inc. Class A	136,545	356
*	Xperi Inc.	27,800	335
*	fuboTV Inc.	202,554	320
*	NETGEAR Inc.	18,962	299
	ADTRAN Holdings Inc.	54,634	297
*	Clearfield Inc.	9,579	295
*	Anterix Inc.	8,305	279
*	Aviat Networks Inc.	7,168	275
	ATN International Inc.	8,375	264
*	Consolidated Communications Holdings Inc.	54,100	234
*,1	AST SpaceMobile Inc. Class A	79,948	232
*	8x8 Inc.	81,172	219
*	Ribbon Communications Inc.	63,300	203
*,1	Powerfleet Inc.	36,995	198
*	CommScope Holding Co. Inc.	141,900	186
*	Ooma Inc.	19,530	167
*	WideOpenWest Inc.	35,637	129
	Spok Holdings Inc.	7,800	124
*	Kaltura Inc.	61,000	82
*	Comtech Telecommunications Corp.	22,650	78
*	Genasys Inc.	27,790	66
*	Lantronix Inc.	14,911	53

		Shares	Market Value ($000)
*	Cambium Networks Corp.	11,400	49
*	Airgain Inc.	8,585	47
*	KVH Industries Inc.	9,132	47
*	SurgePays Inc.	8,139	31
*	Akoustis Technologies Inc.	40,854	24
*	DZS Inc.	16,287	22
*	Inseego Corp.	6,806	19
	Network-1 Technologies Inc.	2,710	6
*	Casa Systems Inc.	15,917	4
			642,112
Utilities (1.5%)
	NextEra Energy Inc.	1,341,334	85,725
	Waste Management Inc.	267,585	57,036
	Southern Co.	727,381	52,182
	Duke Energy Corp.	513,320	49,643
	Constellation Energy Corp.	211,405	39,078
	Sempra	417,030	29,955
	American Electric Power Co. Inc.	341,740	29,424
	Waste Connections Inc.	170,575	29,341
	PG&E Corp.	1,728,143	28,964
	Dominion Energy Inc.	554,120	27,257
	Republic Services Inc. Class A	135,639	25,967
	Exelon Corp.	658,140	24,726
	Public Service Enterprise Group Inc.	330,610	22,078
	Consolidated Edison Inc.	227,382	20,649
	Xcel Energy Inc.	367,999	19,780
	Edison International	252,293	17,845
	WEC Energy Group Inc.	210,428	17,280
	Vistra Corp.	236,534	16,475
	American Water Works Co. Inc.	128,041	15,648
	Entergy Corp.	140,039	14,799
	FirstEnergy Corp.	359,584	13,887
	Eversource Energy	229,111	13,694
	PPL Corp.	482,531	13,284
	DTE Energy Co.	115,939	13,001
	Ameren Corp.	173,448	12,828
	CenterPoint Energy Inc.	416,645	11,870
	Atmos Energy Corp.	99,477	11,825
	CMS Energy Corp.	192,511	11,616
	NRG Energy Inc.	150,161	10,164
	AES Corp.	471,078	8,446
	Alliant Energy Corp.	166,724	8,403
	NiSource Inc.	295,444	8,172
	Evergy Inc.	151,532	8,089
*	Clean Harbors Inc.	32,195	6,481
	Essential Utilities Inc.	160,115	5,932
	Pinnacle West Capital Corp.	75,869	5,670
	OGE Energy Corp.	134,073	4,599
*	Casella Waste Systems Inc. Class A	38,376	3,794
	UGI Corp.	141,245	3,466
	Southwest Gas Holdings Inc.	44,162	3,362
	National Fuel Gas Co.	59,277	3,184
	IDACORP Inc.	33,940	3,153
*	Stericycle Inc.	58,771	3,100
	Portland General Electric Co.	68,640	2,883
	New Jersey Resources Corp.	66,959	2,873
	Black Hills Corp.	46,432	2,535
	ONE Gas Inc.	38,050	2,455

		Shares	Market Value ($000)
	ALLETE Inc.	37,548	2,239
	Ormat Technologies Inc.	33,406	2,211
	PNM Resources Inc.	58,713	2,210
	Spire Inc.	33,955	2,084
	Northwestern Energy Group Inc.	40,162	2,046
	Avangrid Inc.	53,737	1,958
	MGE Energy Inc.	24,033	1,892
*	Sunrun Inc.	141,967	1,871
	Avista Corp.	53,261	1,865
	California Water Service Group	39,958	1,857
	American States Water Co.	23,590	1,704
	Chesapeake Utilities Corp.	15,020	1,612
	Clearway Energy Inc. Class C	52,582	1,212
	SJW Group	20,206	1,144
	Northwest Natural Holding Co.	25,775	959
	Hawaiian Electric Industries Inc.	76,397	861
	Middlesex Water Co.	12,757	670
	Unitil Corp.	11,718	613
	Clearway Energy Inc. Class A	28,232	607
*	Enviri Corp.	61,710	565
*	Sunnova Energy International Inc.	71,764	440
	York Water Co.	9,385	340
*,1	NuScale Power Corp. Class A	43,900	233
	Artesian Resources Corp. Class A	6,216	231
*	Altus Power Inc. Class A	47,800	229
	Genie Energy Ltd. Class B	13,020	196
	Excelerate Energy Inc. Class A	12,138	195
	Aris Water Solutions Inc. Class A	13,681	194
*	Net Power Inc.	12,800	146
	Global Water Resources Inc.	11,264	145
*	Quest Resource Holding Corp.	16,000	137
	RGC Resources Inc.	5,719	116
*	Pure Cycle Corp.	12,111	115
*	Cadiz Inc.	31,280	91
*	Perma-Fix Environmental Services Inc.	5,905	70
*,1	Vertex Energy Inc.	42,599	60
*	Aqua Metals Inc.	95,200	51
			855,787
Total Common Stocks (Cost $7,531,237)			33,696,164
Preferred Stocks (0.0%)
*,1,2	Next Bridge Hydrocarbons Inc. Preference Shares (Cost $138)	47,692	—
Rights (0.0%)
*,1,2	Tobira Therapeutics Inc. CVR Exp. 12/31/28	9,469	43
*,2	Imara Inc. CVR	11,325	14
*,2	Spectrum Pharmaceuticals Inc. CVR	118,300	10
*,2	OncoMed Pharmaceuticals Inc. CVR	23,234	6
*,2	Adamas Pharmaceuticals Inc. CVR	59,600	4
*,1,2	Oncternal Therapeutics Inc. CVR	2,749	3
*,2	Gyre Therapeutics Inc. CVR	23,975	2
*,2	Surface Oncology Inc. CVR	24,474	2
*,2	Ocera Therapeutics Inc. CVR	3,700	1
*,2	Aduro Biotech Inc. CVR	6,844	1
*,2	Miragen Therapeutics Inc. CVR	36,076	1
*,2	Strongbridge Biopharma plc CVR	45,300	1
*,2	Ambit Biosciences Corp. CVR	1,900	—
*,2	F-star Therapeutics Inc. CVR	5,459	—

				Shares	Market Value ($000)
*,2	Pineapple Energy Inc. CVR			463	—
*,1,2	Sesen Bio Inc. CVR			128,046	—
*,2	Dianthus Therapeutics Inc. CVR			4,251	—
*,2	INNOVATE Corp.			41,047	—
*	Empire Petroleum Corp. Exp. 4/3/24			10,300	—
Total Rights (Cost $179)					88
Warrants (0.0%)
*	Geron Corp. Exp. 12/31/25			39,917	39
*,2	Athenex Inc. Exp. 8/15/27			13,166	—
Total Warrants (Cost $—)					39
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (25.2%)
U.S. Government Securities (17.4%)
	United States Treasury Note/Bond	2.625%	4/15/25	28,052	27,377
	United States Treasury Note/Bond	2.875%	4/30/25	53,483	52,296
	United States Treasury Note/Bond	3.875%	4/30/25	34,271	33,864
	United States Treasury Note/Bond	2.125%	5/15/25	40,319	39,065
	United States Treasury Note/Bond	2.750%	5/15/25	37,219	36,318
	United States Treasury Note/Bond	0.250%	5/31/25	37,490	35,498
	United States Treasury Note/Bond	4.250%	5/31/25	44,955	44,583
	United States Treasury Note/Bond	2.875%	6/15/25	120,615	117,675
	United States Treasury Note/Bond	0.250%	6/30/25	35,300	33,320
	United States Treasury Note/Bond	2.750%	6/30/25	24,044	23,417
	United States Treasury Note/Bond	3.000%	7/15/25	26,313	25,692
	United States Treasury Note/Bond	0.250%	7/31/25	15,782	14,842
	United States Treasury Note/Bond	2.875%	7/31/25	31,625	30,805
	United States Treasury Note/Bond	4.750%	7/31/25	20,155	20,117
	United States Treasury Note/Bond	2.000%	8/15/25	52,747	50,752
	United States Treasury Note/Bond	3.125%	8/15/25	36,123	35,293
	United States Treasury Note/Bond	0.250%	8/31/25	33,812	31,699
	United States Treasury Note/Bond	2.750%	8/31/25	29,964	29,103
	United States Treasury Note/Bond	5.000%	8/31/25	31,269	31,332
	United States Treasury Note/Bond	3.500%	9/15/25	35,560	34,893
	United States Treasury Note/Bond	0.250%	9/30/25	39,495	36,903
	United States Treasury Note/Bond	3.000%	9/30/25	17,932	17,461
	United States Treasury Note/Bond	5.000%	9/30/25	27,508	27,572
	United States Treasury Note/Bond	4.250%	10/15/25	32,529	32,260
	United States Treasury Note/Bond	0.250%	10/31/25	43,622	40,623
	United States Treasury Note/Bond	3.000%	10/31/25	15,773	15,342
	United States Treasury Note/Bond	5.000%	10/31/25	5,809	5,825
	United States Treasury Note/Bond	2.250%	11/15/25	47,475	45,598
	United States Treasury Note/Bond	4.500%	11/15/25	85,950	85,561
	United States Treasury Note/Bond	0.375%	11/30/25	41,658	38,748
	United States Treasury Note/Bond	2.875%	11/30/25	19,247	18,664
	United States Treasury Note/Bond	4.875%	11/30/25	5,900	5,909
	United States Treasury Note/Bond	4.000%	12/15/25	32,531	32,129
	United States Treasury Note/Bond	0.375%	12/31/25	26,597	24,669
	United States Treasury Note/Bond	2.625%	12/31/25	17,544	16,927
	United States Treasury Note/Bond	4.250%	12/31/25	9,380	9,304
	United States Treasury Note/Bond	3.875%	1/15/26	34,457	33,962
	United States Treasury Note/Bond	0.375%	1/31/26	78,780	72,835
	United States Treasury Note/Bond	4.250%	1/31/26	28,374	28,152
	United States Treasury Note/Bond	1.625%	2/15/26	59,937	56,669

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	4.000%	2/15/26	29,789	29,416
	United States Treasury Note/Bond	0.500%	2/28/26	54,345	50,227
	United States Treasury Note/Bond	4.625%	2/28/26	50,295	50,255
	United States Treasury Note/Bond	4.625%	3/15/26	117,990	117,898
	United States Treasury Note/Bond	0.750%	3/31/26	59,340	54,982
	United States Treasury Note/Bond	2.250%	3/31/26	25,535	24,378
[6]	United States Treasury Note/Bond	4.500%	3/31/26	51,753	51,624
	United States Treasury Note/Bond	3.750%	4/15/26	4,640	4,559
	United States Treasury Note/Bond	0.750%	4/30/26	31,316	28,928
	United States Treasury Note/Bond	2.375%	4/30/26	17,065	16,308
	United States Treasury Note/Bond	1.625%	5/15/26	50,327	47,299
	United States Treasury Note/Bond	3.625%	5/15/26	128,106	125,584
	United States Treasury Note/Bond	0.750%	5/31/26	36,415	33,547
	United States Treasury Note/Bond	2.125%	5/31/26	17,795	16,891
	United States Treasury Note/Bond	4.125%	6/15/26	50,659	50,168
	United States Treasury Note/Bond	0.875%	6/30/26	42,111	38,828
	United States Treasury Note/Bond	1.875%	6/30/26	16,182	15,267
	United States Treasury Note/Bond	4.500%	7/15/26	73,958	73,842
	United States Treasury Note/Bond	0.625%	7/31/26	50,979	46,582
	United States Treasury Note/Bond	1.875%	7/31/26	15,760	14,834
	United States Treasury Note/Bond	1.500%	8/15/26	51,245	47,745
	United States Treasury Note/Bond	4.375%	8/15/26	35,727	35,587
	United States Treasury Note/Bond	6.750%	8/15/26	3,095	3,235
	United States Treasury Note/Bond	0.750%	8/31/26	21,498	19,650
	United States Treasury Note/Bond	4.625%	9/15/26	65,610	65,764
	United States Treasury Note/Bond	0.875%	9/30/26	64,685	59,187
	United States Treasury Note/Bond	4.625%	10/15/26	55,006	55,161
	United States Treasury Note/Bond	1.125%	10/31/26	17,773	16,321
	United States Treasury Note/Bond	1.625%	10/31/26	20,445	19,027
	United States Treasury Note/Bond	2.000%	11/15/26	50,899	47,781
	United States Treasury Note/Bond	4.625%	11/15/26	90,254	90,550
	United States Treasury Note/Bond	6.500%	11/15/26	910	953
	United States Treasury Note/Bond	1.250%	11/30/26	28,835	26,510
	United States Treasury Note/Bond	1.625%	11/30/26	25,526	23,707
	United States Treasury Note/Bond	4.375%	12/15/26	27,229	27,161
	United States Treasury Note/Bond	1.250%	12/31/26	41,157	37,781
	United States Treasury Note/Bond	1.750%	12/31/26	19,066	17,743
	United States Treasury Note/Bond	4.000%	1/15/27	24,113	23,827
	United States Treasury Note/Bond	1.500%	1/31/27	55,509	51,181
	United States Treasury Note/Bond	2.250%	2/15/27	26,207	24,667
	United States Treasury Note/Bond	4.125%	2/15/27	43,620	43,252
	United States Treasury Note/Bond	1.125%	2/28/27	11,279	10,267
	United States Treasury Note/Bond	1.875%	2/28/27	50,678	47,146
	United States Treasury Note/Bond	4.250%	3/15/27	67,369	67,053
	United States Treasury Note/Bond	0.625%	3/31/27	24,045	21,509
	United States Treasury Note/Bond	2.500%	3/31/27	24,930	23,602
	United States Treasury Note/Bond	0.500%	4/30/27	26,573	23,600
	United States Treasury Note/Bond	2.750%	4/30/27	40,528	38,597
	United States Treasury Note/Bond	2.375%	5/15/27	39,787	37,431
	United States Treasury Note/Bond	0.500%	5/31/27	67,015	59,340
	United States Treasury Note/Bond	2.625%	5/31/27	39,701	37,623
	United States Treasury Note/Bond	0.500%	6/30/27	30,694	27,111
	United States Treasury Note/Bond	3.250%	6/30/27	40,890	39,491
	United States Treasury Note/Bond	0.375%	7/31/27	52,975	46,452
	United States Treasury Note/Bond	2.750%	7/31/27	34,254	32,531
	United States Treasury Note/Bond	2.250%	8/15/27	44,310	41,368
	United States Treasury Note/Bond	0.500%	8/31/27	6,844	6,011
	United States Treasury Note/Bond	3.125%	8/31/27	10,554	10,138

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	0.375%	9/30/27	45,460	39,635
	United States Treasury Note/Bond	4.125%	9/30/27	6,700	6,648
	United States Treasury Note/Bond	0.500%	10/31/27	56,885	49,685
	United States Treasury Note/Bond	4.125%	10/31/27	33,084	32,820
	United States Treasury Note/Bond	2.250%	11/15/27	49,833	46,345
	United States Treasury Note/Bond	6.125%	11/15/27	775	819
	United States Treasury Note/Bond	0.625%	11/30/27	69,305	60,664
	United States Treasury Note/Bond	3.875%	11/30/27	14,395	14,166
	United States Treasury Note/Bond	0.625%	12/31/27	74,020	64,606
	United States Treasury Note/Bond	3.875%	12/31/27	13,578	13,362
	United States Treasury Note/Bond	0.750%	1/31/28	61,625	53,912
	United States Treasury Note/Bond	3.500%	1/31/28	18,603	18,057
	United States Treasury Note/Bond	2.750%	2/15/28	20,868	19,697
	United States Treasury Note/Bond	1.125%	2/29/28	73,857	65,421
	United States Treasury Note/Bond	4.000%	2/29/28	13,288	13,134
	United States Treasury Note/Bond	1.250%	3/31/28	72,966	64,826
	United States Treasury Note/Bond	3.625%	3/31/28	21,668	21,123
	United States Treasury Note/Bond	1.250%	4/30/28	64,511	57,193
	United States Treasury Note/Bond	3.500%	4/30/28	11,841	11,486
	United States Treasury Note/Bond	2.875%	5/15/28	30,665	29,017
	United States Treasury Note/Bond	1.250%	5/31/28	68,185	60,322
	United States Treasury Note/Bond	3.625%	5/31/28	29,800	29,046
	United States Treasury Note/Bond	1.250%	6/30/28	103,749	91,607
	United States Treasury Note/Bond	4.000%	6/30/28	42,341	41,871
	United States Treasury Note/Bond	1.000%	7/31/28	84,064	73,254
	United States Treasury Note/Bond	4.125%	7/31/28	22,554	22,420
	United States Treasury Note/Bond	2.875%	8/15/28	53,510	50,517
	United States Treasury Note/Bond	5.500%	8/15/28	4,895	5,128
	United States Treasury Note/Bond	1.125%	8/31/28	46,850	40,964
	United States Treasury Note/Bond	4.375%	8/31/28	29,723	29,844
[7]	United States Treasury Note/Bond	1.250%	9/30/28	104,670	91,848
	United States Treasury Note/Bond	4.625%	9/30/28	37,957	38,503
	United States Treasury Note/Bond	1.375%	10/31/28	54,550	48,055
	United States Treasury Note/Bond	4.875%	10/31/28	30,645	31,416
	United States Treasury Note/Bond	3.125%	11/15/28	27,149	25,855
	United States Treasury Note/Bond	5.250%	11/15/28	14,810	15,384
	United States Treasury Note/Bond	1.500%	11/30/28	76,835	67,951
	United States Treasury Note/Bond	4.375%	11/30/28	80,601	81,042
	United States Treasury Note/Bond	1.375%	12/31/28	27,340	23,987
	United States Treasury Note/Bond	3.750%	12/31/28	32,382	31,694
	United States Treasury Note/Bond	1.750%	1/31/29	43,405	38,712
	United States Treasury Note/Bond	4.000%	1/31/29	52,413	51,881
	United States Treasury Note/Bond	2.625%	2/15/29	53,000	49,240
	United States Treasury Note/Bond	1.875%	2/28/29	39,895	35,743
	United States Treasury Note/Bond	4.250%	2/28/29	43,909	43,971
	United States Treasury Note/Bond	2.375%	3/31/29	45,010	41,247
[6]	United States Treasury Note/Bond	4.125%	3/31/29	60,358	60,103
	United States Treasury Note/Bond	2.875%	4/30/29	26,210	24,580
	United States Treasury Note/Bond	2.375%	5/15/29	40,671	37,201
	United States Treasury Note/Bond	2.750%	5/31/29	34,370	32,012
	United States Treasury Note/Bond	3.250%	6/30/29	32,740	31,226
	United States Treasury Note/Bond	2.625%	7/31/29	31,430	29,033
	United States Treasury Note/Bond	1.625%	8/15/29	16,467	14,450
	United States Treasury Note/Bond	6.125%	8/15/29	3,462	3,764
	United States Treasury Note/Bond	3.125%	8/31/29	43,880	41,535
	United States Treasury Note/Bond	3.875%	9/30/29	31,540	30,983
	United States Treasury Note/Bond	4.000%	10/31/29	43,225	42,712
	United States Treasury Note/Bond	1.750%	11/15/29	14,500	12,765

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	3.875%	11/30/29	23,001	22,584
	United States Treasury Note/Bond	3.875%	12/31/29	22,936	22,520
	United States Treasury Note/Bond	3.500%	1/31/30	28,360	27,288
	United States Treasury Note/Bond	1.500%	2/15/30	49,629	42,649
	United States Treasury Note/Bond	4.000%	2/28/30	31,267	30,896
	United States Treasury Note/Bond	3.625%	3/31/30	32,760	31,716
	United States Treasury Note/Bond	3.500%	4/30/30	31,267	30,046
	United States Treasury Note/Bond	0.625%	5/15/30	61,827	49,925
	United States Treasury Note/Bond	6.250%	5/15/30	2,570	2,839
	United States Treasury Note/Bond	3.750%	5/31/30	34,745	33,833
	United States Treasury Note/Bond	3.750%	6/30/30	35,775	34,830
	United States Treasury Note/Bond	4.000%	7/31/30	28,266	27,904
	United States Treasury Note/Bond	0.625%	8/15/30	88,711	71,025
	United States Treasury Note/Bond	4.125%	8/31/30	40,363	40,111
	United States Treasury Note/Bond	4.625%	9/30/30	27,910	28,521
	United States Treasury Note/Bond	4.875%	10/31/30	32,461	33,648
	United States Treasury Note/Bond	0.875%	11/15/30	84,936	68,745
	United States Treasury Note/Bond	4.375%	11/30/30	40,335	40,663
	United States Treasury Note/Bond	3.750%	12/31/30	38,592	37,519
	United States Treasury Note/Bond	4.000%	1/31/31	37,088	36,607
	United States Treasury Note/Bond	1.125%	2/15/31	87,768	71,970
	United States Treasury Note/Bond	5.375%	2/15/31	8,005	8,575
	United States Treasury Note/Bond	4.250%	2/28/31	37,465	37,535
[6]	United States Treasury Note/Bond	4.125%	3/31/31	23,291	23,164
	United States Treasury Note/Bond	1.625%	5/15/31	87,088	73,399
	United States Treasury Note/Bond	1.250%	8/15/31	94,807	77,209
[7]	United States Treasury Note/Bond	1.375%	11/15/31	111,466	91,054
	United States Treasury Note/Bond	1.875%	2/15/32	94,466	79,764
	United States Treasury Note/Bond	2.875%	5/15/32	74,169	67,355
	United States Treasury Note/Bond	2.750%	8/15/32	82,840	74,310
	United States Treasury Note/Bond	4.125%	11/15/32	83,882	83,318
	United States Treasury Note/Bond	3.500%	2/15/33	82,436	78,082
[7]	United States Treasury Note/Bond	3.375%	5/15/33	81,833	76,667
	United States Treasury Note/Bond	3.875%	8/15/33	83,980	81,775
	United States Treasury Note/Bond	4.500%	11/15/33	94,567	96,665
	United States Treasury Note/Bond	4.000%	2/15/34	87,654	86,202
	United States Treasury Note/Bond	4.500%	2/15/36	6,734	6,997
	United States Treasury Note/Bond	4.750%	2/15/37	3,885	4,127
	United States Treasury Note/Bond	5.000%	5/15/37	14,986	16,269
	United States Treasury Note/Bond	4.375%	2/15/38	11,517	11,733
	United States Treasury Note/Bond	4.500%	5/15/38	13,544	13,957
	United States Treasury Note/Bond	3.500%	2/15/39	6,398	5,872
	United States Treasury Note/Bond	4.250%	5/15/39	7,883	7,862
	United States Treasury Note/Bond	4.500%	8/15/39	9,884	10,122
	United States Treasury Note/Bond	4.375%	11/15/39	11,686	11,781
	United States Treasury Note/Bond	4.625%	2/15/40	10,000	10,353
	United States Treasury Note/Bond	1.125%	5/15/40	43,885	27,401
	United States Treasury Note/Bond	4.375%	5/15/40	10,919	10,968
	United States Treasury Note/Bond	1.125%	8/15/40	42,196	26,096
	United States Treasury Note/Bond	3.875%	8/15/40	8,449	7,968
	United States Treasury Note/Bond	1.375%	11/15/40	55,330	35,567
	United States Treasury Note/Bond	4.250%	11/15/40	4,317	4,256
	United States Treasury Note/Bond	1.875%	2/15/41	51,471	35,869
	United States Treasury Note/Bond	4.750%	2/15/41	5,967	6,240
	United States Treasury Note/Bond	2.250%	5/15/41	48,760	36,021
	United States Treasury Note/Bond	4.375%	5/15/41	11,000	10,976
	United States Treasury Note/Bond	1.750%	8/15/41	56,711	38,253
	United States Treasury Note/Bond	3.750%	8/15/41	12,000	11,044

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	2.000%	11/15/41	42,715	29,954
United States Treasury Note/Bond	3.125%	11/15/41	10,928	9,178
United States Treasury Note/Bond	2.375%	2/15/42	42,662	31,717
United States Treasury Note/Bond	3.125%	2/15/42	12,579	10,523
United States Treasury Note/Bond	3.000%	5/15/42	11,950	9,778
United States Treasury Note/Bond	3.250%	5/15/42	33,020	28,067
United States Treasury Note/Bond	2.750%	8/15/42	13,006	10,206
United States Treasury Note/Bond	3.375%	8/15/42	32,648	28,200
United States Treasury Note/Bond	2.750%	11/15/42	15,070	11,790
United States Treasury Note/Bond	4.000%	11/15/42	25,473	23,992
United States Treasury Note/Bond	3.125%	2/15/43	12,758	10,561
United States Treasury Note/Bond	3.875%	2/15/43	25,677	23,735
United States Treasury Note/Bond	2.875%	5/15/43	25,464	20,220
United States Treasury Note/Bond	3.875%	5/15/43	31,759	29,318
United States Treasury Note/Bond	3.625%	8/15/43	21,797	19,386
United States Treasury Note/Bond	4.375%	8/15/43	30,140	29,791
United States Treasury Note/Bond	3.750%	11/15/43	19,000	17,183
United States Treasury Note/Bond	4.750%	11/15/43	30,582	31,729
United States Treasury Note/Bond	3.625%	2/15/44	19,823	17,581
United States Treasury Note/Bond	4.500%	2/15/44	19,680	19,794
United States Treasury Note/Bond	3.375%	5/15/44	19,100	16,289
United States Treasury Note/Bond	3.125%	8/15/44	23,700	19,401
United States Treasury Note/Bond	3.000%	11/15/44	21,616	17,300
United States Treasury Note/Bond	2.500%	2/15/45	31,348	22,913
United States Treasury Note/Bond	3.000%	5/15/45	22,814	18,187
United States Treasury Note/Bond	2.875%	8/15/45	25,342	19,715
United States Treasury Note/Bond	3.000%	11/15/45	16,493	13,086
United States Treasury Note/Bond	2.500%	2/15/46	30,604	22,111
United States Treasury Note/Bond	2.500%	5/15/46	32,775	23,624
United States Treasury Note/Bond	2.250%	8/15/46	22,919	15,671
United States Treasury Note/Bond	2.875%	11/15/46	12,440	9,579
United States Treasury Note/Bond	3.000%	2/15/47	26,775	21,048
United States Treasury Note/Bond	3.000%	5/15/47	25,582	20,082
United States Treasury Note/Bond	2.750%	8/15/47	32,138	24,033
United States Treasury Note/Bond	2.750%	11/15/47	25,190	18,810
United States Treasury Note/Bond	3.000%	2/15/48	35,038	27,395
United States Treasury Note/Bond	3.125%	5/15/48	36,347	29,043
United States Treasury Note/Bond	3.000%	8/15/48	38,399	29,951
United States Treasury Note/Bond	3.375%	11/15/48	35,136	29,349
United States Treasury Note/Bond	3.000%	2/15/49	39,182	30,525
United States Treasury Note/Bond	2.875%	5/15/49	38,285	29,109
United States Treasury Note/Bond	2.250%	8/15/49	34,100	22,730
United States Treasury Note/Bond	2.375%	11/15/49	34,864	23,860
United States Treasury Note/Bond	2.000%	2/15/50	41,881	26,215
United States Treasury Note/Bond	1.250%	5/15/50	39,761	20,334
United States Treasury Note/Bond	1.375%	8/15/50	54,370	28,697
United States Treasury Note/Bond	1.625%	11/15/50	53,713	30,331
United States Treasury Note/Bond	1.875%	2/15/51	59,930	36,089
United States Treasury Note/Bond	2.375%	5/15/51	60,273	40,901
United States Treasury Note/Bond	2.000%	8/15/51	53,285	33,003
United States Treasury Note/Bond	1.875%	11/15/51	51,786	31,023
United States Treasury Note/Bond	2.250%	2/15/52	44,712	29,405
United States Treasury Note/Bond	2.875%	5/15/52	51,652	39,070
United States Treasury Note/Bond	3.000%	8/15/52	50,563	39,265
United States Treasury Note/Bond	4.000%	11/15/52	56,245	52,870
United States Treasury Note/Bond	3.625%	2/15/53	53,348	46,830
United States Treasury Note/Bond	3.625%	5/15/53	55,759	48,989
United States Treasury Note/Bond	4.125%	8/15/53	51,108	49,128

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	4.750%	11/15/53	52,694	56,243
	United States Treasury Note/Bond	4.250%	2/15/54	41,247	40,564
					9,531,129
Agency Bonds and Notes (0.2%)
[8]	AID-Israel	5.500%	9/18/33	400	430
[8]	AID-Jordan	3.000%	6/30/25	400	390
	Federal Farm Credit Banks	2.510%	4/1/25	1,250	1,219
	Federal Farm Credit Banks	4.250%	9/30/25	1,330	1,317
	Federal Farm Credit Banks	5.125%	10/10/25	2,450	2,458
	Federal Farm Credit Banks	4.000%	1/13/26	1,300	1,282
	Federal Farm Credit Banks	3.875%	2/2/26	500	493
	Federal Farm Credit Banks	4.750%	3/9/26	700	701
	Federal Farm Credit Banks	4.375%	6/23/26	600	596
	Federal Farm Credit Banks	4.500%	8/14/26	875	873
	Federal Home Loan Banks	0.500%	4/14/25	3,500	3,340
	Federal Home Loan Banks	4.625%	6/6/25	1,800	1,791
	Federal Home Loan Banks	0.375%	9/4/25	800	751
	Federal Home Loan Banks	4.500%	12/12/25	1,400	1,391
	Federal Home Loan Banks	4.375%	6/12/26	1,225	1,218
	Federal Home Loan Banks	4.625%	11/17/26	2,475	2,483
	Federal Home Loan Banks	1.250%	12/21/26	6,500	5,961
	Federal Home Loan Banks	4.125%	1/15/27	950	940
	Federal Home Loan Banks	4.250%	12/10/27	4,000	3,988
	Federal Home Loan Banks	3.250%	6/9/28	2,700	2,592
	Federal Home Loan Banks	4.000%	6/30/28	2,075	2,053
	Federal Home Loan Banks	3.250%	11/16/28	1,965	1,881
	Federal Home Loan Banks	5.500%	7/15/36	2,775	3,016
[9,10]	Federal Home Loan Mortgage Corp.	0.375%	7/21/25	4,500	4,242
[10]	Federal Home Loan Mortgage Corp.	0.375%	9/23/25	10,500	9,833
[9,10]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	2,270	2,536
[10]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	6,141	6,920
[10]	Federal National Mortgage Assn.	0.500%	6/17/25	3,000	2,842
[10]	Federal National Mortgage Assn.	0.375%	8/25/25	6,000	5,632
[10]	Federal National Mortgage Assn.	0.500%	11/7/25	8,500	7,936
[10]	Federal National Mortgage Assn.	2.125%	4/24/26	1,600	1,521
[10]	Federal National Mortgage Assn.	1.875%	9/24/26	2,900	2,719
[10]	Federal National Mortgage Assn.	0.750%	10/8/27	8,500	7,509
[10]	Federal National Mortgage Assn.	6.250%	5/15/29	2,000	2,177
[10]	Federal National Mortgage Assn.	7.125%	1/15/30	2,405	2,746
[10]	Federal National Mortgage Assn.	7.250%	5/15/30	2,025	2,339
[10]	Federal National Mortgage Assn.	0.875%	8/5/30	7,000	5,658
[10]	Federal National Mortgage Assn.	6.625%	11/15/30	9,320	10,519
[10]	Federal National Mortgage Assn.	5.625%	7/15/37	1,260	1,394
[9]	Private Export Funding Corp.	3.250%	6/15/25	175	171
[9]	Private Export Funding Corp.	1.400%	7/15/28	800	706
	Tennessee Valley Authority	0.750%	5/15/25	500	477
[9]	Tennessee Valley Authority	6.750%	11/1/25	2,920	3,002
[9]	Tennessee Valley Authority	2.875%	2/1/27	1,000	957
	Tennessee Valley Authority	3.875%	3/15/28	1,525	1,499
	Tennessee Valley Authority	7.125%	5/1/30	2,000	2,290
	Tennessee Valley Authority	1.500%	9/15/31	1,650	1,339
[9]	Tennessee Valley Authority	4.700%	7/15/33	575	582
	Tennessee Valley Authority	4.650%	6/15/35	500	499
	Tennessee Valley Authority	5.880%	4/1/36	785	874
	Tennessee Valley Authority	5.500%	6/15/38	225	242
	Tennessee Valley Authority	5.250%	9/15/39	2,417	2,516
	Tennessee Valley Authority	3.500%	12/15/42	200	167
	Tennessee Valley Authority	4.250%	9/15/52	500	450

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tennessee Valley Authority	5.375%	4/1/56	1,580	1,683
	Tennessee Valley Authority	4.625%	9/15/60	519	488
	Tennessee Valley Authority	4.250%	9/15/65	700	614
					136,243
Conventional Mortgage-Backed Securities (7.6%)
[9,10]	Freddie Mac Gold Pool	2.000%	8/1/28–12/1/31	909	844
[9,10]	Freddie Mac Gold Pool	2.500%	4/1/27–3/1/37	14,511	13,564
[9,10]	Freddie Mac Gold Pool	3.000%	10/1/24–2/1/47	45,585	41,247
[9,10]	Freddie Mac Gold Pool	3.500%	9/1/25–11/1/48	62,495	57,496
[9,10]	Freddie Mac Gold Pool	4.000%	4/1/24–11/1/48	35,389	33,602
[9,10]	Freddie Mac Gold Pool	4.500%	4/1/24–1/1/49	15,689	15,343
[9,10]	Freddie Mac Gold Pool	5.000%	7/1/24–1/1/49	4,780	4,800
[9,10]	Freddie Mac Gold Pool	5.500%	4/1/28–6/1/41	4,305	4,392
[9,10]	Freddie Mac Gold Pool	6.000%	2/1/26–5/1/40	2,586	2,668
[9,10]	Freddie Mac Gold Pool	7.000%	6/1/24–12/1/38	187	191
[9,10]	Freddie Mac Gold Pool	7.500%	9/1/24–1/1/32	12	12
[9,10]	Freddie Mac Gold Pool	8.000%	8/1/24–1/1/31	13	14
[9,10]	Freddie Mac Gold Pool	8.500%	1/1/25–5/1/30	1	1
[9]	Ginnie Mae I Pool	3.000%	1/15/26–5/15/45	3,416	3,048
[9]	Ginnie Mae I Pool	3.500%	11/15/25–9/15/49	3,645	3,394
[9]	Ginnie Mae I Pool	4.000%	10/15/24–6/15/46	5,180	4,926
[9]	Ginnie Mae I Pool	4.500%	10/15/24–2/15/49	4,751	4,665
[9]	Ginnie Mae I Pool	5.000%	5/15/34–4/15/41	3,048	3,068
[9]	Ginnie Mae I Pool	6.000%	6/15/32	52	52
[9]	Ginnie Mae I Pool	6.500%	3/15/26–8/15/39	379	383
[9]	Ginnie Mae I Pool	7.000%	11/15/24–8/15/32	155	159
[9]	Ginnie Mae I Pool	7.500%	8/15/25–3/15/32	33	34
[9]	Ginnie Mae I Pool	8.000%	8/15/24–3/15/32	26	29
[9]	Ginnie Mae I Pool	8.500%	7/15/24–6/15/30	3	3
[9]	Ginnie Mae II Pool	1.500%	2/20/51–12/20/51	4,238	3,331
[6,9]	Ginnie Mae II Pool	2.000%	8/20/50–4/15/54	161,888	132,778
[6,9]	Ginnie Mae II Pool	2.500%	6/20/27–4/15/54	162,599	139,068
[6,9]	Ginnie Mae II Pool	3.000%	2/20/27–4/15/54	157,938	140,841
[6,9]	Ginnie Mae II Pool	3.500%	9/20/25–4/15/54	125,128	115,332
[9]	Ginnie Mae II Pool	4.000%	9/20/25–1/20/53	84,830	80,442
[6,9]	Ginnie Mae II Pool	4.500%	11/20/35–4/15/54	83,803	81,126
[6,9]	Ginnie Mae II Pool	5.000%	5/20/39–4/15/54	88,660	87,525
[6,9]	Ginnie Mae II Pool	5.500%	10/20/52–4/15/54	81,575	81,709
[6,9]	Ginnie Mae II Pool	6.000%	12/20/52–4/15/54	62,460	63,102
[6,9]	Ginnie Mae II Pool	6.500%	12/20/35–4/15/54	37,188	38,010
[6,9]	Ginnie Mae II Pool	7.000%	4/20/38–4/15/54	13,337	13,659
[9]	Ginnie Mae II Pool	7.500%	12/20/53	1,145	1,180
[9,10]	UMBS Pool	1.500%	7/1/35–4/1/52	202,303	162,315
[6,9,10]	UMBS Pool	2.000%	11/1/27–4/25/54	883,883	718,891
[6,9,10]	UMBS Pool	2.500%	1/1/27–4/25/54	618,438	522,753
[6,9,10]	UMBS Pool	3.000%	1/1/26–4/25/54	386,421	340,115
[6,9,10]	UMBS Pool	3.500%	9/1/25–4/25/54	229,057	208,849
[6,9,10]	UMBS Pool	4.000%	5/1/24–4/25/54	205,577	193,192
[6,9,10]	UMBS Pool	4.500%	8/1/24–4/25/54	163,594	157,656
[6,9,10]	UMBS Pool	5.000%	6/1/24–4/25/54	188,515	185,149
[6,9,10]	UMBS Pool	5.500%	7/1/25–4/25/54	190,886	190,844
[6,9,10]	UMBS Pool	6.000%	10/1/25–4/25/54	153,883	156,148
[6,9,10]	UMBS Pool	6.500%	11/1/52–4/25/54	104,464	107,193
[6,9,10]	UMBS Pool	7.000%	5/1/24–4/25/54	31,263	32,319
[9,10]	UMBS Pool	7.500%	5/1/24–1/1/54	2,956	3,060
[9,10]	UMBS Pool	8.000%	9/1/24–10/1/30	3	3

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9,10]	UMBS Pool	8.500%	10/1/24–7/1/30	6	7
[9,10]	UMBS Pool	9.000%	9/1/24–6/1/26	1	1
					4,150,533
Nonconventional Mortgage-Backed Securities (0.0%)
[9,10,11]	Fannie Mae Pool, 1YR CMT + 2.155%	6.280%	12/1/37	34	34
[9,10,11]	Fannie Mae Pool, 1YR CMT + 2.313%	6.438%	1/1/35	8	8
[9,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.290%	5.831%	12/1/41	18	18
[9,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.310%	5.560%	9/1/37	41	41
[9,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.432%	5.682%	7/1/36	7	7
[9,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.475%	5.864%	3/1/43	71	73
[9,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.527%	5.777%	10/1/37	13	13
[9,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.530%	5.780%	12/1/43	37	38
[9,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.559%	5.809%	9/1/43	7	7
[9,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.560%	6.804%	7/1/43	86	88
[9,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.601%	5.851%	8/1/35	31	32
[9,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.602%	5.773%	6/1/43	20	21
[9,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.623%	5.998%	2/1/36	5	5
[9,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.627%	6.127%	3/1/38	3	3
[9,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.635%	5.885%	11/1/36	12	13
[9,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.640%	5.890%	1/1/42	32	33
[9,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.660%	5.910%	9/1/40	3	3
[9,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.672%	5.854%	10/1/42	23	24
[9,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.680%	5.420%	6/1/42	54	56
[9,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.682%	6.057%	1/1/37	7	7
[9,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.690%	5.293%	5/1/40	6	6
[9,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.690%	5.940%	10/1/39–9/1/42	51	52
[9,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.695%	5.945%	7/1/39	6	6
[9,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.697%	5.883%	8/1/39	35	35
[9,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.698%	5.948%	8/1/40	4	4
[9,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.700%	5.950%	12/1/40	17	17
[9,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.700%	6.075%	7/1/37	3	3
[9,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.702%	5.952%	10/1/42	22	23

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.705%	5.955%	11/1/39	4	4
[9,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.736%	5.986%	9/1/34	5	5
[9,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.740%	5.972%	9/1/43	35	36
[9,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.742%	5.881%	5/1/42	26	26
[9,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.744%	5.994%	12/1/33	2	2
[9,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.747%	5.849%	7/1/41	45	47
[9,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.750%	6.000%	10/1/40	7	7
[9,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.774%	6.022%	5/1/42	12	12
[9,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.780%	6.280%	2/1/41	17	17
[9,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.783%	6.102%	7/1/42	30	31
[9,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.794%	5.899%	3/1/42	30	31
[9,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.795%	6.099%	8/1/42	65	66
[9,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.795%	6.446%	3/1/42	36	37
[9,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.796%	6.072%	11/1/39	10	10
[9,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.798%	6.024%	2/1/42	87	87
[9,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.805%	6.055%	11/1/41	29	30
[9,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.807%	6.198%	3/1/41	16	17
[9,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.060%	11/1/33–12/1/40	22	22
[9,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.063%	11/1/41–1/1/42	24	24
[9,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.815%	5.453%	5/1/41	21	22
[9,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.815%	5.565%	6/1/41	5	5
[9,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.065%	11/1/40–12/1/41	45	46
[9,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.190%	2/1/41	5	6
[9,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.825%	6.575%	3/1/41	14	15
[9,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.830%	6.080%	6/1/41	20	21
[9,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.830%	6.302%	4/1/41	21	22
[9,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.831%	5.749%	2/1/42	20	21
[9,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.835%	5.210%	5/1/40	4	4
[9,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.835%	6.157%	1/1/40	8	8
[9,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.836%	6.143%	2/1/41	9	10

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.839%	6.089%	12/1/39	13	13
[9,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.840%	6.090%	8/1/39	10	10
[9,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.862%	6.061%	9/1/40	10	10
[9,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.880%	6.032%	11/1/34	13	13
[9,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.914%	5.289%	4/1/37	22	22
[9,10,11]	Fannie Mae Pool, RFUCCT6M + 1.037%	6.705%	4/1/37	9	9
[9,10,11]	Fannie Mae Pool, RFUCCT6M + 1.840%	6.090%	8/1/37	15	16
[9,10,11]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	5.375%	5/1/36	2	2
[9,10,11]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.375%	11/1/34	14	14
[9,10,11]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.486%	2/1/36	9	9
[9,10,11]	Freddie Mac Non Gold Pool, 1YR CMT + 2.412%	6.534%	10/1/36	13	13
[9,10,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.275%	4.650%	9/1/37	3	3
[9,10,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	5.390%	5/1/42	4	4
[9,10,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	5.890%	12/1/36–11/1/43	49	50
[9,10,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.660%	5.910%	10/1/37	6	6
[9,10,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.665%	5.915%	12/1/34	5	5
[9,10,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.695%	6.073%	2/1/37	13	13
[9,10,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.727%	5.992%	1/1/35	1	1
[9,10,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.735%	5.985%	12/1/35	4	4
[9,10,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.743%	5.992%	12/1/36	5	5
[9,10,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.745%	5.995%	12/1/40	20	21
[9,10,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.750%	5.125%	5/1/38	2	2
[9,10,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.750%	6.000%	12/1/41	25	26
[9,10,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.840%	6.137%	2/1/42	7	7
[9,10,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.847%	5.977%	3/1/42	9	9
[9,10,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.855%	6.105%	5/1/37	7	8
[9,10,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	5.255%	5/1/40	1	1
[9,10,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	5.357%	5/1/40	3	3
[9,10,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	5.848%	6/1/41	5	5
[9,10,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.130%	6/1/40–12/1/40	15	15

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9,10,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.203%	1/1/41	17	18
[9,10,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.380%	3/1/41	2	2
[9,10,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.881%	5.598%	6/1/40	2	2
[9,10,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.884%	6.278%	2/1/42	7	7
[9,10,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.895%	6.145%	9/1/40	12	12
[9,10,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	6.150%	6/1/40–11/1/40	12	12
[9,10,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.218%	1/1/41	4	4
[9,10,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.389%	2/1/41	6	6
[9,10,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.410%	2/1/41	6	6
[9,10,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 2.085%	6.585%	3/1/38	4	4
[9,10,11]	Freddie Mac Non Gold Pool, RFUCCT6M + 1.665%	7.454%	1/1/37	29	29
[9,11]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.625%	1/20/41–3/20/43	353	347
[9,11]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.750%	10/20/38–12/20/43	264	261
[9,11]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.875%	4/20/41–6/20/43	158	154
[9,11]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.625%	7/20/38	3	3
[9,11]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.750%	12/20/39–12/20/40	24	24
[9,11]	Ginnie Mae II Pool, 1YR CMT + 2.000%	4.375%	5/20/41	4	4
[9,11]	Ginnie Mae II Pool, 1YR CMT + 2.000%	6.000%	5/20/41	8	9
[9,11]	Ginnie Mae II Pool, 1YR CMT + 2.000%	6.250%	11/20/40	4	4
					2,588
Total U.S. Government and Agency Obligations (Cost $15,249,004)					13,820,493
Asset-Backed/Commercial Mortgage-Backed Securities (1.0%)
[9]	Ally Auto Receivables Trust Series 2022-1	3.310%	11/15/26	451	445
[9]	Ally Auto Receivables Trust Series 2022-1	3.450%	6/15/27	50	49
[9]	Ally Auto Receivables Trust Series 2022-2	4.760%	5/17/27	650	646
[9]	Ally Auto Receivables Trust Series 2022-2	4.870%	4/17/28	200	199
[9]	Ally Auto Receivables Trust Series 2023-1	5.460%	5/15/28	245	246
[9]	Ally Auto Receivables Trust Series 2023-1	5.270%	11/15/28	75	75
[9]	American Express Credit Account Master Trust Series 2021-1	0.900%	11/15/26	2,025	1,966
[9]	American Express Credit Account Master Trust Series 2022-2	3.390%	5/15/27	3,575	3,501
[9]	American Express Credit Account Master Trust Series 2022-3	3.750%	8/15/27	1,950	1,912

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	American Express Credit Account Master Trust Series 2023-1	4.870%	5/15/28	1,250	1,247
[9]	American Express Credit Account Master Trust Series 2023-2	4.800%	5/15/30	375	375
[9]	American Express Credit Account Master Trust Series 2023-3	5.230%	9/15/28	420	423
[9]	American Express Credit Account Master Trust Series 2023-4	5.150%	9/15/30	420	427
[9]	AmeriCredit Automobile Receivables Trust Series 2020-3	0.760%	12/18/25	15	15
[9]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.680%	10/19/26	63	62
[9]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.890%	10/19/26	100	96
[9]	AmeriCredit Automobile Receivables Trust Series 2021-2	0.340%	12/18/26	7	7
[9]	AmeriCredit Automobile Receivables Trust Series 2021-3	0.760%	8/18/26	43	42
[9]	AmeriCredit Automobile Receivables Trust Series 2021-3	1.170%	8/18/27	50	48
[9]	AmeriCredit Automobile Receivables Trust Series 2021-3	1.410%	8/18/27	100	93
[9]	AmeriCredit Automobile Receivables Trust Series 2023-1	5.620%	11/18/27	225	226
[9]	AmeriCredit Automobile Receivables Trust Series 2023-1	5.800%	12/18/28	100	101
[9]	BA Credit Card Trust Series 2021-A1	0.440%	9/15/26	250	249
[9]	BA Credit Card Trust Series 2022-A1	3.530%	11/15/27	550	539
[9]	BA Credit Card Trust Series 2023-A1	4.790%	5/15/28	925	921
[9]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.429%	9/15/48	61	60
[9]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.705%	9/15/48	300	291
[9]	BANK Series 2017-BNK4	3.625%	5/15/50	800	757
[9]	BANK Series 2017-BNK5	3.390%	6/15/60	700	662
[9]	BANK Series 2017-BNK5	3.624%	6/15/60	350	327
[9]	BANK Series 2017-BNK6	3.254%	7/15/60	175	165
[9]	BANK Series 2017-BNK6	3.518%	7/15/60	980	927
[9]	BANK Series 2017-BNK6	3.741%	7/15/60	780	731
[9]	BANK Series 2017-BNK7	3.175%	9/15/60	480	453
[9]	BANK Series 2017-BNK7	3.435%	9/15/60	275	260
[9]	BANK Series 2017-BNK7	3.748%	9/15/60	300	282
[9]	BANK Series 2017-BNK8	3.488%	11/15/50	600	553
[9]	BANK Series 2017-BNK8	3.731%	11/15/50	100	90
[9]	BANK Series 2017-BNK8	4.094%	11/15/50	250	192
[9]	BANK Series 2017-BNK9	3.279%	11/15/54	266	251
[9]	BANK Series 2017-BNK9	3.538%	11/15/54	600	567
[9]	BANK Series 2018-BNK10	3.641%	2/15/61	97	95
[9]	BANK Series 2018-BNK10	3.688%	2/15/61	400	380
[9]	BANK Series 2018-BNK10	3.898%	2/15/61	150	140
[9]	BANK Series 2018-BNK11	4.046%	3/15/61	400	384
[9]	BANK Series 2018-BNK12	4.255%	5/15/61	500	483
[9]	BANK Series 2018-BNK12	4.344%	5/15/61	150	140
[9]	BANK Series 2018-BNK13	3.953%	8/15/61	165	158
[9]	BANK Series 2018-BNK13	4.217%	8/15/61	825	794
[9]	BANK Series 2018-BNK14	3.966%	9/15/60	100	96
[9]	BANK Series 2018-BNK14	4.128%	9/15/60	137	137
[9]	BANK Series 2018-BNK14	4.231%	9/15/60	250	241
[9]	BANK Series 2018-BNK14	4.481%	9/15/60	175	166
[9]	BANK Series 2018-BNK15	4.407%	11/15/61	470	456

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	BANK Series 2019-BNK16	4.005%	2/15/52	275	261
[9]	BANK Series 2019-BNK17	3.714%	4/15/52	360	338
[9]	BANK Series 2019-BNK17	3.976%	4/15/52	75	70
[9]	BANK Series 2019-BNK18	3.584%	5/15/62	640	575
[9]	BANK Series 2019-BNK18	3.826%	5/15/62	200	177
[9]	BANK Series 2019-BNK19	3.183%	8/15/61	550	484
[9]	BANK Series 2019-BNK19	4.029%	8/15/61	140	107
[9]	BANK Series 2019-BNK20	3.011%	9/15/62	725	643
[9]	BANK Series 2019-BNK21	2.851%	10/17/52	595	525
[9]	BANK Series 2019-BNK21	3.093%	10/17/52	300	258
[9]	BANK Series 2019-BNK22	2.978%	11/15/62	315	282
[9]	BANK Series 2019-BNK23	2.920%	12/15/52	735	656
[9]	BANK Series 2019-BNK23	3.203%	12/15/52	275	242
[9]	BANK Series 2019-BNK24	2.960%	11/15/62	575	514
[9]	BANK Series 2019-BNK24	3.283%	11/15/62	275	244
[9]	BANK Series 2020-BNK25	2.649%	1/15/63	375	327
[9]	BANK Series 2020-BNK25	2.841%	1/15/63	265	227
[9]	BANK Series 2020-BNK26	2.403%	3/15/63	675	579
[9]	BANK Series 2020-BNK26	2.687%	3/15/63	215	181
[9]	BANK Series 2020-BNK27	2.144%	4/15/63	600	495
[9]	BANK Series 2020-BNK27	2.551%	4/15/63	175	143
[9]	BANK Series 2020-BNK28	1.844%	3/15/63	180	148
[9]	BANK Series 2020-BNK29	1.997%	11/15/53	250	201
[9]	BANK Series 2020-BNK30	1.925%	12/15/53	300	242
[9]	BANK Series 2020-BNK30	2.111%	12/15/53	35	28
[9]	BANK Series 2021-BNK31	2.036%	2/15/54	225	186
[9]	BANK Series 2021-BNK31	2.211%	2/15/54	125	102
[9]	BANK Series 2021-BNK32	2.643%	4/15/54	350	300
[9]	BANK Series 2021-BNK33	2.556%	5/15/64	175	148
[9]	BANK Series 2021-BNK34	2.438%	6/15/63	675	548
[9]	BANK Series 2021-BNK35	2.285%	6/15/64	400	332
[9]	BANK Series 2021-BNK36	2.470%	9/15/64	600	505
[9]	BANK Series 2021-BNK36	2.695%	9/15/64	175	145
[9]	BANK Series 2021-BNK37	2.618%	11/15/64	600	505
[9]	BANK Series 2022-BNK43	4.399%	8/15/55	800	762
[9]	BANK Series 2022-BNK43	4.830%	8/15/55	175	166
[9]	BANK Series 2023-5YR2	6.656%	7/15/56	500	527
[9]	BANK Series 2023-5YR2	7.140%	7/15/56	175	186
[9]	BANK Series 2023-5YR3	6.724%	9/15/56	250	265
[9]	BANK Series 2023-5YR3	7.315%	9/15/56	250	268
[9]	BANK Series 2023-5YR3	7.315%	9/15/56	100	106
[9]	BANK Series 2023-BNK45	5.203%	2/15/56	250	252
[9]	BANK Series 2023-BNK45	5.651%	2/15/56	150	150
[9]	BANK Series 2023-BNK46	5.745%	8/15/56	500	524
[9]	BANK Series 2023-BNK46	6.385%	8/15/56	115	123
[9]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/50	1,080	1,027
[9]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.748%	2/15/50	420	395
[9]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/52	225	209
[9]	Barclays Commercial Mortgage Trust Series 2019-C4	2.919%	8/15/52	1,150	1,031
[9]	Barclays Commercial Mortgage Trust Series 2019-C4	3.171%	8/15/52	100	88
[9]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/52	625	564

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Barclays Commercial Mortgage Trust Series 2019-C5	3.366%	11/15/52	375	334
[9]	Barclays Dryrock Issuance Trust Series 2022-1	3.070%	2/15/28	450	440
[9]	Barclays Dryrock Issuance Trust Series 2023-1	4.720%	2/15/29	1,300	1,291
[9]	BBCMS Mortgage Trust Series 2017-C1	3.674%	2/15/50	1,175	1,116
[9]	BBCMS Mortgage Trust Series 2017-C1	3.898%	2/15/50	325	307
[9]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/51	500	483
[9]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/53	450	394
[9]	BBCMS Mortgage Trust Series 2020-C6	2.840%	2/15/53	143	124
[9]	BBCMS Mortgage Trust Series 2020-C7	2.037%	4/15/53	150	126
[9]	BBCMS Mortgage Trust Series 2020-C8	2.040%	10/15/53	525	438
[9]	BBCMS Mortgage Trust Series 2020-C8	2.398%	10/15/53	110	91
[9]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/54	650	547
[9]	BBCMS Mortgage Trust Series 2021-C11	2.322%	9/15/54	225	187
[9]	BBCMS Mortgage Trust Series 2021-C11	2.536%	9/15/54	100	82
[9]	BBCMS Mortgage Trust Series 2021-C12	2.689%	11/15/54	375	320
[9]	BBCMS Mortgage Trust Series 2022-C14	2.946%	2/15/55	950	817
[9]	BBCMS Mortgage Trust Series 2023-5C23	6.675%	12/15/56	750	797
[9]	BBCMS Mortgage Trust Series 2023-C19	5.451%	4/15/56	250	257
[9]	BBCMS Mortgage Trust Series 2023-C19	6.070%	4/15/56	75	77
[9]	BBCMS Mortgage Trust Series 2023-C20	5.576%	7/15/56	175	182
[9]	BBCMS Mortgage Trust Series 2023-C20	5.973%	7/15/56	75	78
[9]	BBCMS Mortgage Trust Series 2023-C21	6.000%	9/15/56	500	534
[9]	BBCMS Mortgage Trust Series 2023-C21	6.296%	9/15/56	250	265
[9]	BBCMS Mortgage Trust Series 2023-C21	6.296%	9/15/56	100	105
[9]	BBCMS Mortgage Trust Series 2023-C22	6.804%	11/15/56	300	339
[9]	BBCMS Mortgage Trust Series 2023-C22	7.126%	11/15/56	100	113
[9]	BBCMS Mortgage Trust Series 2024-5C25	5.946%	3/15/57	800	829
[9]	BBCMS Mortgage Trust Series 2024-C24	5.419%	2/15/57	200	206
[9]	BBCMS Mortgage Trust Series 2024-C24	5.867%	2/15/57	50	52
[9]	BBCMS Trust Series 2021-C10	2.492%	7/15/54	650	553
[9]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	450	421

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Benchmark Mortgage Trust Series 2018-B1	3.878%	1/15/51	200	185
[9]	Benchmark Mortgage Trust Series 2018-B2	3.662%	2/15/51	86	83
[9]	Benchmark Mortgage Trust Series 2018-B2	3.882%	2/15/51	2,280	2,137
[9]	Benchmark Mortgage Trust Series 2018-B2	4.084%	2/15/51	625	579
[9]	Benchmark Mortgage Trust Series 2018-B3	3.848%	4/10/51	67	66
[9]	Benchmark Mortgage Trust Series 2018-B3	4.025%	4/10/51	1,000	949
[9]	Benchmark Mortgage Trust Series 2018-B4	4.121%	7/15/51	250	239
[9]	Benchmark Mortgage Trust Series 2018-B4	4.311%	7/15/51	500	469
[9]	Benchmark Mortgage Trust Series 2018-B5	4.208%	7/15/51	1,175	1,130
[9]	Benchmark Mortgage Trust Series 2018-B6	4.261%	10/10/51	450	426
[9]	Benchmark Mortgage Trust Series 2018-B6	4.441%	10/10/51	125	117
[9]	Benchmark Mortgage Trust Series 2018-B7	4.510%	5/15/53	25	24
[9]	Benchmark Mortgage Trust Series 2018-B8	4.232%	1/15/52	435	410
[9]	Benchmark Mortgage Trust Series 2018-B8	4.532%	1/15/52	200	187
[9]	Benchmark Mortgage Trust Series 2019-B9	3.751%	3/15/52	100	94
[9]	Benchmark Mortgage Trust Series 2019-B9	4.016%	3/15/52	261	244
[9]	Benchmark Mortgage Trust Series 2019-B10	3.717%	3/15/62	300	281
[9]	Benchmark Mortgage Trust Series 2019-B10	3.979%	3/15/62	125	115
[9]	Benchmark Mortgage Trust Series 2019-B11	3.281%	5/15/52	200	183
[9]	Benchmark Mortgage Trust Series 2019-B11	3.542%	5/15/52	1,450	1,314
[9]	Benchmark Mortgage Trust Series 2019-B11	3.784%	5/15/52	310	278
[9]	Benchmark Mortgage Trust Series 2019-B13	2.952%	8/15/57	300	269
[9]	Benchmark Mortgage Trust Series 2019-B14	3.049%	12/15/62	225	202
[9]	Benchmark Mortgage Trust Series 2019-B15	2.928%	12/15/72	265	230
[9]	Benchmark Mortgage Trust Series 2020-B16	2.732%	2/15/53	375	330
[9]	Benchmark Mortgage Trust Series 2020-B16	2.944%	2/15/53	100	85
[9]	Benchmark Mortgage Trust Series 2020-B17	2.211%	3/15/53	175	162
[9]	Benchmark Mortgage Trust Series 2020-B17	2.289%	3/15/53	850	710
[9]	Benchmark Mortgage Trust Series 2020-B17	2.583%	3/15/53	105	87
[9]	Benchmark Mortgage Trust Series 2020-B19	1.850%	9/15/53	212	171

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Benchmark Mortgage Trust Series 2020-B19	2.148%	9/15/53	75	59
[9]	Benchmark Mortgage Trust Series 2020-B20	2.034%	10/15/53	425	340
[9]	Benchmark Mortgage Trust Series 2020-B20	2.375%	10/15/53	35	28
[9]	Benchmark Mortgage Trust Series 2020-B21	1.978%	12/17/53	525	429
[9]	Benchmark Mortgage Trust Series 2020-B21	2.254%	12/17/53	50	41
[9]	Benchmark Mortgage Trust Series 2020-B22	1.973%	1/15/54	400	326
[9]	Benchmark Mortgage Trust Series 2020-IG1	2.687%	9/15/43	575	474
[9]	Benchmark Mortgage Trust Series 2020-IG1	2.909%	9/15/43	175	130
[9]	Benchmark Mortgage Trust Series 2021-B23	2.070%	2/15/54	1,875	1,506
[9]	Benchmark Mortgage Trust Series 2021-B23	2.274%	2/15/54	275	213
[9]	Benchmark Mortgage Trust Series 2021-B24	2.584%	3/15/54	500	415
[9]	Benchmark Mortgage Trust Series 2021-B24	2.780%	3/15/54	100	83
[9]	Benchmark Mortgage Trust Series 2021-B25	2.577%	4/15/54	550	449
[9]	Benchmark Mortgage Trust Series 2021-B25	2.847%	4/15/54	250	198
[9]	Benchmark Mortgage Trust Series 2021-B26	2.613%	6/15/54	575	475
[9]	Benchmark Mortgage Trust Series 2021-B28	2.224%	8/15/54	350	288
[9]	Benchmark Mortgage Trust Series 2021-B29	2.284%	9/15/54	75	65
[9]	Benchmark Mortgage Trust Series 2021-B29	2.388%	9/15/54	225	188
[9]	Benchmark Mortgage Trust Series 2021-B29	2.612%	9/15/54	75	61
[9]	Benchmark Mortgage Trust Series 2021-B30	2.576%	11/15/54	925	780
[9]	Benchmark Mortgage Trust Series 2021-B31	2.669%	12/15/54	500	422
[9]	Benchmark Mortgage Trust Series 2022-B32	3.002%	1/15/55	1,425	1,188
[9]	Benchmark Mortgage Trust Series 2022-B32	3.410%	1/15/55	300	244
[9]	Benchmark Mortgage Trust Series 2022-B33	3.458%	3/15/55	300	267
[9]	Benchmark Mortgage Trust Series 2022-B34	3.786%	4/15/55	250	221
[9]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/55	375	359
[9]	Benchmark Mortgage Trust Series 2022-B36	4.951%	7/15/55	100	94
[9]	Benchmark Mortgage Trust Series 2023-B39	5.754%	7/15/56	825	866
[9]	Benchmark Mortgage Trust Series 2023-B39	6.250%	7/15/56	250	264
[9]	Benchmark Mortgage Trust Series 2023-V2	5.812%	5/15/55	325	332

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Benchmark Mortgage Trust Series 2023-V2	6.537%	5/15/55	175	181
[9]	Benchmark Mortgage Trust Series 2023-V3	6.363%	7/15/56	80	84
[9]	Benchmark Mortgage Trust Series 2023-V3	7.097%	7/15/56	260	275
[9]	Benchmark Mortgage Trust Series 2024-V5	5.805%	1/10/57	100	103
[9]	Benchmark Mortgage Trust Series 2024-V5	6.417%	1/10/57	50	52
[9]	BMO Mortgage Trust Series 2022-C1	3.374%	2/15/55	275	245
[9]	BMO Mortgage Trust Series 2022-C2	4.813%	7/15/54	300	297
[9]	BMO Mortgage Trust Series 2022-C3	5.313%	9/15/54	900	914
[9]	BMO Mortgage Trust Series 2022-C3	5.326%	9/15/54	125	125
[9]	BMO Mortgage Trust Series 2023-5C1	6.534%	8/15/56	1,000	1,050
[9]	BMO Mortgage Trust Series 2023-5C1	7.118%	8/15/56	500	527
[9]	BMO Mortgage Trust Series 2023-5C2	7.055%	11/15/56	300	324
[9]	BMO Mortgage Trust Series 2023-5C2	7.244%	11/15/56	800	855
[9]	BMO Mortgage Trust Series 2023-C4	5.117%	2/15/56	275	276
[9]	BMO Mortgage Trust Series 2023-C4	5.346%	2/15/56	50	50
[9]	BMO Mortgage Trust Series 2023-C5	5.765%	6/15/56	200	210
[9]	BMO Mortgage Trust Series 2023-C5	6.162%	6/15/56	75	78
[9]	BMO Mortgage Trust Series 2023-C6	5.956%	9/15/56	500	532
[9]	BMO Mortgage Trust Series 2023-C6	6.550%	9/15/56	160	172
[9]	BMO Mortgage Trust Series 2023-C7	6.160%	12/15/56	1,100	1,189
[9]	BMO Mortgage Trust Series 2023-C7	6.674%	12/15/56	400	435
[9]	BMO Mortgage Trust Series 2024-5C3	5.739%	2/15/57	300	308
[9]	BMO Mortgage Trust Series 2024-5C3	6.286%	2/15/57	50	51
[9]	BMO Mortgage Trust Series 2024-C8	5.598%	3/15/57	1,115	1,159
[9]	BMW Vehicle Lease Trust Series 2022-1	1.230%	5/27/25	90	90
[9]	BMW Vehicle Lease Trust Series 2023-1	5.160%	11/25/25	175	175
[9]	BMW Vehicle Lease Trust Series 2023-1	5.070%	6/25/26	100	100
[9]	BMW Vehicle Lease Trust Series 2023-2	5.990%	9/25/26	125	126
[9]	BMW Vehicle Lease Trust Series 2023-2	5.980%	2/25/27	125	126
[9]	BMW Vehicle Lease Trust Series 2024-1	4.980%	3/25/27	550	549
[9]	BMW Vehicle Lease Trust Series 2024-1	5.000%	6/25/27	250	249
[9]	BMW Vehicle Owner Trust Series 2020-A	0.620%	4/26/27	9	9
[9]	BMW Vehicle Owner Trust Series 2022-A	3.210%	8/25/26	139	137
[9]	BMW Vehicle Owner Trust Series 2022-A	3.440%	12/26/28	25	24
[9]	BMW Vehicle Owner Trust Series 2023-A	5.470%	2/25/28	114	114
[9]	BMW Vehicle Owner Trust Series 2023-A	5.250%	11/26/29	32	32
[9]	Cantor Commercial Real Estate Lending Series 2019-CF1	3.786%	5/15/52	65	59

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Cantor Commercial Real Estate Lending Series 2019-CF2	2.874%	11/15/52	550	479
[9]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.006%	1/15/53	560	488
[9]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.298%	1/15/53	240	202
[9]	Capital One Multi-Asset Execution Trust Series 2019-A3	2.060%	8/15/28	1,300	1,216
[9]	Capital One Multi-Asset Execution Trust Series 2021-A1	0.550%	7/15/26	850	838
[9]	Capital One Multi-Asset Execution Trust Series 2021-A2	1.390%	7/15/30	2,175	1,886
[9]	Capital One Multi-Asset Execution Trust Series 2021-A3	1.040%	11/15/26	1,875	1,823
[9]	Capital One Multi-Asset Execution Trust Series 2022-A1	2.800%	3/15/27	2,000	1,952
[9]	Capital One Multi-Asset Execution Trust Series 2022-A2	3.490%	5/15/27	1,900	1,862
[9]	Capital One Multi-Asset Execution Trust Series 2023-A1	4.420%	5/15/28	1,325	1,308
[9]	Capital One Prime Auto Receivables Trust Series 2021-1	0.770%	9/15/26	235	228
[9]	Capital One Prime Auto Receivables Trust Series 2021-1	1.040%	4/15/27	100	94
[9]	Capital One Prime Auto Receivables Trust Series 2022-1	3.170%	4/15/27	373	366
[9]	Capital One Prime Auto Receivables Trust Series 2022-1	3.320%	9/15/27	225	217
[9]	Capital One Prime Auto Receivables Trust Series 2022-2	3.660%	5/17/27	350	343
[9]	Capital One Prime Auto Receivables Trust Series 2022-2	3.690%	12/15/27	100	97
[9]	Capital One Prime Auto Receivables Trust Series 2023-1	4.870%	2/15/28	175	174
[9]	Capital One Prime Auto Receivables Trust Series 2023-1	4.760%	8/15/28	100	99
[9]	CarMax Auto Owner Trust Series 2020-3	0.770%	3/16/26	12	12
[9]	CarMax Auto Owner Trust Series 2020-4	0.500%	8/15/25	123	122
[9]	CarMax Auto Owner Trust Series 2020-4	0.630%	6/15/26	75	73
[9]	CarMax Auto Owner Trust Series 2020-4	0.850%	6/15/26	25	24
[9]	CarMax Auto Owner Trust Series 2021-1	0.340%	12/15/25	43	42
[9]	CarMax Auto Owner Trust Series 2021-1	0.530%	10/15/26	50	48
[9]	CarMax Auto Owner Trust Series 2021-2	0.520%	2/17/26	134	132
[9]	CarMax Auto Owner Trust Series 2021-2	0.810%	12/15/26	100	95
[9]	CarMax Auto Owner Trust Series 2021-4	0.560%	9/15/26	278	269
[9]	CarMax Auto Owner Trust Series 2021-4	0.820%	4/15/27	100	93
[9]	CarMax Auto Owner Trust Series 2022-1	1.470%	12/15/26	332	323
[9]	CarMax Auto Owner Trust Series 2022-1	1.700%	8/16/27	175	164

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	CarMax Auto Owner Trust Series 2022-2	3.490%	2/16/27	374	368
[9]	CarMax Auto Owner Trust Series 2022-2	3.620%	9/15/27	100	97
[9]	CarMax Auto Owner Trust Series 2023-1	4.750%	10/15/27	425	422
[9]	CarMax Auto Owner Trust Series 2023-1	4.650%	1/16/29	150	148
[9]	CarMax Auto Owner Trust Series 2023-2	5.050%	1/18/28	325	324
[9]	CarMax Auto Owner Trust Series 2023-2	5.010%	11/15/28	100	100
[9]	CarMax Auto Owner Trust Series 2023-3	5.280%	5/15/28	200	200
[9]	CarMax Auto Owner Trust Series 2023-3	5.260%	2/15/29	120	121
[9]	CarMax Auto Owner Trust Series 2023-4	6.000%	7/17/28	100	102
[9]	CarMax Auto Owner Trust Series 2023-4	5.960%	5/15/29	150	154
[9]	CarMax Auto Owner Trust Series 2024-1	4.920%	10/16/28	150	150
[9]	CarMax Auto Owner Trust Series 2024-1	4.940%	8/15/29	50	50
[9]	Carvana Auto Receivables Trust Series 2021-P2	0.490%	3/10/26	17	17
[9]	Carvana Auto Receivables Trust Series 2021-P3	0.700%	11/10/26	166	161
[9]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/27	75	70
[9]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/49	625	577
[9]	CD Mortgage Trust Series 2016-CD2	3.526%	11/10/49	600	559
[9]	CD Mortgage Trust Series 2017-CD3	3.453%	2/10/50	36	35
[9]	CD Mortgage Trust Series 2017-CD3	3.631%	2/10/50	503	465
[9]	CD Mortgage Trust Series 2017-CD3	3.833%	2/10/50	131	109
[9]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	500	465
[9]	CD Mortgage Trust Series 2017-CD4	3.746%	5/10/50	300	275
[9]	CD Mortgage Trust Series 2017-CD6	3.332%	11/13/50	183	177
[9]	CD Mortgage Trust Series 2017-CD6	3.456%	11/13/50	475	444
[9]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/50	275	251
[9]	CD Mortgage Trust Series 2018-CD7	4.213%	8/15/51	26	26
[9]	CD Mortgage Trust Series 2018-CD7	4.279%	8/15/51	575	545
[9]	CD Mortgage Trust Series 2019-CD8	2.657%	8/15/57	200	177
[9]	CD Mortgage Trust Series 2019-CD8	2.912%	8/15/57	775	677
[9]	CenterPoint Energy Transition Bond Co. IV LLC Series 2012-1	3.028%	10/15/25	190	188
[9]	CFCRE Commercial Mortgage Trust Series 2016-C3	3.865%	1/10/48	425	410
[9]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	550	526
[9]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.691%	5/10/58	400	379
[9]	CFCRE Commercial Mortgage Trust Series 2016-C6	3.217%	11/10/49	1,350	1,256
[9]	CFCRE Commercial Mortgage Trust Series 2017-C8	3.572%	6/15/50	300	283
[9]	CGMS Commercial Mortgage Trust Series 2017-B1	3.458%	8/15/50	800	745
[9]	CGMS Commercial Mortgage Trust Series 2017-B1	3.711%	8/15/50	200	187
[9]	Chase Issuance Trust Series 2022-A1	3.970%	9/15/27	300	295

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Chase Issuance Trust Series 2023-A1	5.160%	9/15/28	560	563
[9]	Chase Issuance Trust Series 2023-A2	5.080%	9/15/30	480	487
[9]	Chase Issuance Trust Series 2024-A1	4.600%	1/16/29	850	845
[9]	Chase Issuance Trust Series 2024-A2	4.630%	1/15/31	450	448
[9]	Citibank Credit Card Issuance Trust Series 2007-A3	6.150%	6/15/39	391	423
[9]	Citibank Credit Card Issuance Trust Series 2018-A7	3.960%	10/13/30	1,000	966
[9]	Citibank Credit Card Issuance Trust Series 2023-A1	5.230%	12/8/27	100	100
[9]	Citigroup Commercial Mortgage Trust Series 2014-GC21	3.855%	5/10/47	58	58
[9]	Citigroup Commercial Mortgage Trust Series 2014-GC21	4.328%	5/10/47	150	140
[9]	Citigroup Commercial Mortgage Trust Series 2014-GC23	3.622%	7/10/47	300	298
[9]	Citigroup Commercial Mortgage Trust Series 2014-GC25	3.635%	10/10/47	650	642
[9]	Citigroup Commercial Mortgage Trust Series 2015-GC27	3.137%	2/10/48	800	787
[9]	Citigroup Commercial Mortgage Trust Series 2015-GC27	3.571%	2/10/48	325	318
[9]	Citigroup Commercial Mortgage Trust Series 2015-GC29	3.192%	4/10/48	650	631
[9]	Citigroup Commercial Mortgage Trust Series 2015-GC29	3.758%	4/10/48	318	307
[9]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	350	339
[9]	Citigroup Commercial Mortgage Trust Series 2015-GC33	3.515%	9/10/58	183	178
[9]	Citigroup Commercial Mortgage Trust Series 2015-GC33	3.778%	9/10/58	425	410
[9]	Citigroup Commercial Mortgage Trust Series 2015-GC35	3.549%	11/10/48	200	194
[9]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.003%	5/10/49	85	83
[9]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.209%	5/10/49	425	405
[9]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.349%	2/10/49	175	167
[9]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.616%	2/10/49	2,100	2,006
[9]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.646%	7/10/49	250	236
[9]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.902%	7/10/49	250	235
[9]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.209%	10/12/50	85	79
[9]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/50	1,100	1,036
[9]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.764%	10/12/50	150	136
[9]	Citigroup Commercial Mortgage Trust Series 2018-B2	3.744%	3/10/51	175	166
[9]	Citigroup Commercial Mortgage Trust Series 2018-B2	3.788%	3/10/51	76	76
[9]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/51	1,200	1,143
[9]	Citigroup Commercial Mortgage Trust Series 2018-C5	3.963%	6/10/51	136	130

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/72	675	604
[9]	Citigroup Commercial Mortgage Trust Series 2019-GC41	2.869%	8/10/56	975	864
[9]	Citigroup Commercial Mortgage Trust Series 2019-GC43	3.038%	11/10/52	1,125	987
[9]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.717%	2/15/53	450	394
[9]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.918%	2/15/53	190	164
[9]	Citigroup Commercial Mortgage Trust Series 2022-GC48	4.580%	5/15/54	475	461
[9]	CNH Equipment Trust Series 2021-C	0.810%	12/15/26	177	172
[9]	CNH Equipment Trust Series 2022-A	2.940%	7/15/27	163	159
[9]	CNH Equipment Trust Series 2022-A	3.030%	3/15/29	100	95
[9]	CNH Equipment Trust Series 2022-B	3.890%	8/16/27	100	98
[9]	CNH Equipment Trust Series 2022-B	3.910%	3/15/28	50	49
[9]	CNH Equipment Trust Series 2023-A	4.810%	8/15/28	225	224
[9]	CNH Equipment Trust Series 2023-A	4.770%	10/15/30	50	50
[9]	CNH Equipment Trust Series 2023-B	5.600%	2/15/29	350	354
[9]	CNH Equipment Trust Series 2023-B	5.460%	3/17/31	50	51
[9]	CNH Equipment Trust Series 2024-A	4.770%	6/15/29	200	199
[9]	CNH Equipment Trust Series 2024-A	4.800%	7/15/31	50	50
[9]	COMM Mortgage Trust Series 2012-CR4	2.853%	10/15/45	12	11
[9]	COMM Mortgage Trust Series 2013-CR12	4.300%	10/10/46	68	61
[9]	COMM Mortgage Trust Series 2013-CR12	4.762%	10/10/46	50	29
[9]	COMM Mortgage Trust Series 2014-CR14	3.682%	2/10/47	99	95
[9]	COMM Mortgage Trust Series 2014-CR15	3.956%	2/10/47	57	55
[9]	COMM Mortgage Trust Series 2014-CR15	4.006%	2/10/47	175	163
[9]	COMM Mortgage Trust Series 2014-CR17	3.977%	5/10/47	172	172
[9]	COMM Mortgage Trust Series 2014-CR17	4.377%	5/10/47	100	95
[9]	COMM Mortgage Trust Series 2014-CR18	3.828%	7/15/47	97	97
[9]	COMM Mortgage Trust Series 2014-CR18	4.103%	7/15/47	150	149
[9]	COMM Mortgage Trust Series 2014-CR19	3.796%	8/10/47	650	646
[9]	COMM Mortgage Trust Series 2014-CR19	4.080%	8/10/47	150	148
[9]	COMM Mortgage Trust Series 2014-CR20	3.590%	11/10/47	275	271
[9]	COMM Mortgage Trust Series 2014-CR21	3.528%	12/10/47	3,440	3,368
[9]	COMM Mortgage Trust Series 2014-LC17	3.917%	10/10/47	240	238
[9]	COMM Mortgage Trust Series 2014-UBS2	4.701%	3/10/47	10	9
[9]	COMM Mortgage Trust Series 2014-UBS3	3.819%	6/10/47	350	348
[9]	COMM Mortgage Trust Series 2014-UBS4	3.694%	8/10/47	225	223
[9]	COMM Mortgage Trust Series 2014-UBS4	3.968%	8/10/47	167	154

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	COMM Mortgage Trust Series 2014-UBS5	3.838%	9/10/47	500	494
[9]	COMM Mortgage Trust Series 2014-UBS6	3.387%	12/10/47	47	46
[9]	COMM Mortgage Trust Series 2014-UBS6	3.644%	12/10/47	800	785
[9]	COMM Mortgage Trust Series 2014-UBS6	4.048%	12/10/47	225	216
[9]	COMM Mortgage Trust Series 2015-CR22	3.309%	3/10/48	575	561
[9]	COMM Mortgage Trust Series 2015-CR22	3.603%	3/10/48	500	477
[9]	COMM Mortgage Trust Series 2015-CR23	3.257%	5/10/48	53	53
[9]	COMM Mortgage Trust Series 2015-CR23	3.497%	5/10/48	475	464
[9]	COMM Mortgage Trust Series 2015-CR23	3.801%	5/10/48	175	170
[9]	COMM Mortgage Trust Series 2015-CR24	3.432%	8/10/48	308	301
[9]	COMM Mortgage Trust Series 2015-CR25	3.759%	8/10/48	425	414
[9]	COMM Mortgage Trust Series 2015-CR26	3.630%	10/10/48	850	823
[9]	COMM Mortgage Trust Series 2015-CR27	3.404%	10/10/48	124	122
[9]	COMM Mortgage Trust Series 2015-CR27	3.612%	10/10/48	400	388
[9]	COMM Mortgage Trust Series 2015-DC1	3.350%	2/10/48	325	318
[9]	COMM Mortgage Trust Series 2015-LC19	3.040%	2/10/48	10	10
[9]	COMM Mortgage Trust Series 2015-LC19	3.183%	2/10/48	425	416
[9]	COMM Mortgage Trust Series 2015-LC19	3.527%	2/10/48	200	195
[9]	COMM Mortgage Trust Series 2015-LC23	3.774%	10/10/48	200	194
[9]	COMM Mortgage Trust Series 2015-PC1	3.902%	7/10/50	450	441
[9]	COMM Mortgage Trust Series 2016-CR28	3.762%	2/10/49	1,200	1,160
[9]	COMM Mortgage Trust Series 2016-DC2	3.550%	2/10/49	164	162
[9]	COMM Mortgage Trust Series 2017-COR2	3.510%	9/10/50	125	117
[9]	COMM Mortgage Trust Series 2018-COR3	4.228%	5/10/51	500	471
[9]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/57	450	402
[9]	COMM Mortgage Trust Series 2019-GC44	3.263%	8/15/57	150	132
[9]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.505%	4/15/50	400	392
[9]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.791%	4/15/50	200	195
[9]	CSAIL Commercial Mortgage Trust Series 2015-C1	4.044%	4/15/50	175	162
[9]	CSAIL Commercial Mortgage Trust Series 2015-C2	3.504%	6/15/57	550	536

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	CSAIL Commercial Mortgage Trust Series 2015-C2	3.849%	6/15/57	225	218
[9]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.448%	8/15/48	57	57
[9]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.718%	8/15/48	925	898
[9]	CSAIL Commercial Mortgage Trust Series 2015-C3	4.100%	8/15/48	200	185
[9]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.617%	11/15/48	57	56
[9]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.808%	11/15/48	500	486
[9]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/49	800	753
[9]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/50	800	742
[9]	CSAIL Commercial Mortgage Trust Series 2017-CX9	3.446%	9/15/50	250	231
[9]	CSAIL Commercial Mortgage Trust Series 2017-CX10	3.458%	11/15/50	575	526
[9]	CSAIL Commercial Mortgage Trust Series 2018-CX11	4.033%	4/15/51	1,200	1,143
[9]	CSAIL Commercial Mortgage Trust Series 2018-CX12	4.224%	8/15/51	250	237
[9]	CSAIL Commercial Mortgage Trust Series 2019-C15	4.053%	3/15/52	2,475	2,327
[9]	CSAIL Commercial Mortgage Trust Series 2019-C16	3.329%	6/15/52	1,125	1,013
[9]	CSAIL Commercial Mortgage Trust Series 2021-C20	2.805%	3/15/54	1,075	897
[9]	CSAIL Commercial Mortgage Trust Series 2021-C20	3.076%	3/15/54	175	144
[9]	Daimler Trucks Retail Trust Series 2022-1	5.230%	2/17/26	242	241
[9]	Daimler Trucks Retail Trust Series 2022-1	5.390%	1/15/30	100	100
[9]	DBGS Mortgage Trust Series 2018-C1	4.466%	10/15/51	400	374
[9]	DBJPM Mortgage Trust Series 2016-C1	3.276%	5/10/49	300	287
[9]	DBJPM Mortgage Trust Series 2016-C3	2.890%	8/10/49	325	305
[9]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/50	600	558
[9]	DBJPM Mortgage Trust Series 2017-C6	3.561%	6/10/50	150	134
[9]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/53	200	166
[9]	Discover Card Execution Note Trust Series 2021-A1	0.580%	9/15/26	850	831
[9]	Discover Card Execution Note Trust Series 2021-A2	1.030%	9/15/28	725	660
[9]	Discover Card Execution Note Trust Series 2022-A1	1.960%	2/15/27	1,000	970
[9]	Discover Card Execution Note Trust Series 2022-A2	3.320%	5/15/27	1,900	1,858
[9]	Discover Card Execution Note Trust Series 2022-A3	3.560%	7/15/27	2,000	1,957
[9]	Discover Card Execution Note Trust Series 2022-A4	5.030%	10/15/27	1,075	1,073
[9]	Discover Card Execution Note Trust Series 2023-A1	4.310%	3/15/28	1,375	1,355

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Discover Card Execution Note Trust Series 2023-A2	4.930%	6/15/28	1,325	1,322
[9]	Drive Auto Receivables Trust Series 2021-1	1.020%	6/15/27	3	3
[9]	Drive Auto Receivables Trust Series 2021-2	0.870%	10/15/27	70	70
[9]	Drive Auto Receivables Trust Series 2021-2	1.390%	3/15/29	225	215
[9]	Drive Auto Receivables Trust Series 2021-3	1.470%	1/15/27	75	74
[9]	Exeter Automobile Receivables Trust Series 2021-3A	0.960%	10/15/26	95	94
[9]	Exeter Automobile Receivables Trust Series 2021-3A	1.550%	6/15/27	175	165
[9]	Exeter Automobile Receivables Trust Series 2022-1A	2.560%	6/15/28	125	123
[9]	Exeter Automobile Receivables Trust Series 2022-1A	3.020%	6/15/28	150	143
[9]	Exeter Automobile Receivables Trust Series 2022-2A	3.650%	10/15/26	47	47
[9]	Exeter Automobile Receivables Trust Series 2022-2A	3.850%	7/17/28	200	197
[9]	Exeter Automobile Receivables Trust Series 2022-2A	4.560%	7/17/28	100	98
[9]	Exeter Automobile Receivables Trust Series 2022-3A	4.860%	12/15/26	126	125
[9]	Exeter Automobile Receivables Trust Series 2022-3A	5.300%	9/15/27	150	149
[9]	Exeter Automobile Receivables Trust Series 2022-3A	6.760%	9/15/28	100	101
[9]	Exeter Automobile Receivables Trust Series 2022-4A	4.920%	12/15/28	125	124
[9]	Exeter Automobile Receivables Trust Series 2022-5A	6.510%	12/15/27	100	101
[9]	Exeter Automobile Receivables Trust Series 2022-5A	7.400%	2/15/29	100	102
[9]	Exeter Automobile Receivables Trust Series 2023-1A	5.720%	4/15/27	75	75
[9]	Exeter Automobile Receivables Trust Series 2023-1A	5.820%	2/15/28	100	100
[9]	Exeter Automobile Receivables Trust Series 2023-1A	6.690%	6/15/29	25	25
[9]	Exeter Automobile Receivables Trust Series 2023-4A	6.310%	10/15/27	60	60
[9]	Exeter Automobile Receivables Trust Series 2023-4A	6.510%	8/15/28	80	81
[9,10]	Fannie Mae-Aces Series 2014-M7	3.246%	6/25/24	345	342
[9,10]	Fannie Mae-Aces Series 2014-M8	3.056%	6/25/24	163	162
[9,10]	Fannie Mae-Aces Series 2014-M9	3.103%	7/25/24	341	338
[9,10]	Fannie Mae-Aces Series 2014-M13	3.021%	8/25/24	201	199
[9,10]	Fannie Mae-Aces Series 2015-M1	2.532%	9/25/24	668	658
[9,10]	Fannie Mae-Aces Series 2015-M2	2.620%	12/25/24	439	429
[9,10]	Fannie Mae-Aces Series 2015-M3	2.723%	10/25/24	232	228
[9,10]	Fannie Mae-Aces Series 2015-M7	2.590%	12/25/24	434	425
[9,10]	Fannie Mae-Aces Series 2015-M8	2.900%	1/25/25	658	645
[9,10]	Fannie Mae-Aces Series 2015-M10	3.092%	4/25/27	230	220
[9,10]	Fannie Mae-Aces Series 2015-M12	2.798%	5/25/25	507	492
[9,10]	Fannie Mae-Aces Series 2015-M15	2.923%	10/25/25	497	481
[9,10]	Fannie Mae-Aces Series 2016-M3	2.702%	2/25/26	227	218
[9,10]	Fannie Mae-Aces Series 2016-M4	2.576%	3/25/26	239	228
[9,10]	Fannie Mae-Aces Series 2016-M5	2.469%	4/25/26	702	668

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9,10]	Fannie Mae-Aces Series 2016-M6	2.488%	5/25/26	478	455
[9,10]	Fannie Mae-Aces Series 2016-M7	2.499%	9/25/26	160	152
[9,10]	Fannie Mae-Aces Series 2016-M9	2.292%	6/25/26	1,223	1,159
[9,10]	Fannie Mae-Aces Series 2016-M11	2.369%	7/25/26	835	789
[9,10]	Fannie Mae-Aces Series 2016-M12	2.444%	9/25/26	869	822
[9,10]	Fannie Mae-Aces Series 2016-M13	2.518%	9/25/26	181	171
[9,10]	Fannie Mae-Aces Series 2017-M1	2.417%	10/25/26	875	826
[9,10]	Fannie Mae-Aces Series 2017-M2	2.825%	2/25/27	718	682
[9,10]	Fannie Mae-Aces Series 2017-M3	2.466%	12/25/26	1,108	1,043
[9,10]	Fannie Mae-Aces Series 2017-M4	2.552%	12/25/26	807	762
[9,10]	Fannie Mae-Aces Series 2017-M5	3.069%	4/25/29	173	160
[9,10]	Fannie Mae-Aces Series 2017-M7	2.961%	2/25/27	557	529
[9,10]	Fannie Mae-Aces Series 2017-M8	3.061%	5/25/27	1,206	1,150
[9,10]	Fannie Mae-Aces Series 2017-M10	2.584%	7/25/24	197	195
[9,10]	Fannie Mae-Aces Series 2017-M11	2.980%	8/25/29	479	441
[9,10]	Fannie Mae-Aces Series 2017-M12	3.060%	6/25/27	798	760
[9,10]	Fannie Mae-Aces Series 2017-M14	2.812%	11/25/27	257	241
[9,10]	Fannie Mae-Aces Series 2017-M15	3.155%	11/25/27	976	927
[9,10]	Fannie Mae-Aces Series 2018-M1	2.987%	12/25/27	399	377
[9,10]	Fannie Mae-Aces Series 2018-M2	2.905%	1/25/28	1,275	1,202
[9,10]	Fannie Mae-Aces Series 2018-M3	3.069%	2/25/30	268	247
[9,10]	Fannie Mae-Aces Series 2018-M4	3.064%	3/25/28	545	514
[9,10]	Fannie Mae-Aces Series 2018-M7	3.032%	3/25/28	362	341
[9,10]	Fannie Mae-Aces Series 2018-M10	3.357%	7/25/28	200	190
[9,10]	Fannie Mae-Aces Series 2018-M12	3.630%	8/25/30	850	804
[9,10]	Fannie Mae-Aces Series 2018-M13	3.739%	9/25/30	638	610
[9,10]	Fannie Mae-Aces Series 2018-M14	3.581%	8/25/28	666	638
[9,10]	Fannie Mae-Aces Series 2019-M1	3.547%	9/25/28	651	622
[9,10]	Fannie Mae-Aces Series 2019-M2	3.624%	11/25/28	790	757
[9,10]	Fannie Mae-Aces Series 2019-M4	3.610%	2/25/31	823	769
[9,10]	Fannie Mae-Aces Series 2019-M5	3.273%	2/25/29	753	709
[9,10]	Fannie Mae-Aces Series 2019-M7	3.143%	4/25/29	804	750
[9,10]	Fannie Mae-Aces Series 2019-M9	2.937%	6/25/29	1,514	1,402
[9,10]	Fannie Mae-Aces Series 2019-M12	2.885%	6/25/29	2,674	2,464
[9,10]	Fannie Mae-Aces Series 2019-M18	2.469%	8/25/29	952	854
[9,10]	Fannie Mae-Aces Series 2019-M18	2.577%	9/25/31	2,100	1,828
[9,10]	Fannie Mae-Aces Series 2019-M21	2.350%	2/25/31	121	106
[9,10]	Fannie Mae-Aces Series 2019-M22	2.522%	8/25/29	1,314	1,180
[9,10]	Fannie Mae-Aces Series 2019-M25	2.330%	11/25/29	196	175
[9,10]	Fannie Mae-Aces Series 2020-M1	2.444%	10/25/29	815	726
[9,10]	Fannie Mae-Aces Series 2020-M5	2.210%	1/25/30	461	404
[9,10]	Fannie Mae-Aces Series 2020-M14	1.784%	5/25/30	292	248
[9,10]	Fannie Mae-Aces Series 2020-M29	1.492%	5/25/30	350	290
[9,10]	Fannie Mae-Aces Series 2020-M42	1.270%	7/25/30	1,150	943
[9,10]	Fannie Mae-Aces Series 2020-M46	1.323%	5/25/30	900	747
[9,10]	Fannie Mae-Aces Series 2020-M52	1.316%	10/25/30	975	806
[9,10]	Fannie Mae-Aces Series 2021-M1	1.390%	11/25/30	725	588
[9,10]	Fannie Mae-Aces Series 2021-M1G	1.469%	11/25/30	225	184
[9,10]	Fannie Mae-Aces Series 2021-M3G	1.245%	1/25/31	1,050	847
[9,10]	Fannie Mae-Aces Series 2021-M4	1.464%	2/25/31	4,275	3,465
[9,10]	Fannie Mae-Aces Series 2021-M11	1.458%	3/25/31	1,900	1,534
[9,10]	Fannie Mae-Aces Series 2021-M13	1.602%	4/25/31	215	175
[9,10]	Fannie Mae-Aces Series 2021-M13	1.626%	3/25/33	200	155
[9,10]	Fannie Mae-Aces Series 2021-M19	1.739%	10/25/31	1,250	1,015
[9,10]	Fannie Mae-Aces Series 2022-M1	1.668%	10/25/31	1,500	1,209
[9,10]	Fannie Mae-Aces Series 2022-M1G	1.532%	9/25/31	325	264
[9,10]	Fannie Mae-Aces Series 2022-M3	1.707%	11/25/31	450	365
[9,10]	Fannie Mae-Aces Series 2022-M4	2.290%	5/25/30	750	656

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9,10]	Fannie Mae-Aces Series 2022-M8	1.937%	12/25/31	725	595
[9,10]	Fannie Mae-Aces Series 2022-M10	1.938%	1/25/32	1,100	901
[9,10]	Fannie Mae-Aces Series 2023-M1S	4.507%	4/25/33	640	631
[9,10]	Fannie Mae-Aces Series 2023-M6	4.190%	7/25/28	640	625
[9,10]	Fannie Mae-Aces Series 2023-M8	4.471%	3/25/33	300	295
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K039	3.303%	8/25/47	703	698
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K040	2.768%	4/25/24	13	12
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K040	3.241%	9/25/24	1,025	1,014
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K041	3.171%	10/25/24	982	969
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K042	2.267%	6/25/24	6	6
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K042	2.670%	12/25/24	2,375	2,332
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K043	3.062%	12/25/24	588	578
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K045	3.023%	1/25/25	589	577
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K046	3.205%	3/25/25	650	637
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K047	2.827%	12/25/24	2	2
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K047	3.329%	5/25/25	525	514
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K048	3.284%	6/25/25	1,025	1,003
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K049	3.010%	7/25/25	450	438
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K050	3.334%	8/25/25	750	732
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K052	3.151%	11/25/25	450	438
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K053	2.995%	12/25/25	275	266
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K054	2.745%	1/25/26	700	674
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K055	2.673%	3/25/26	1,000	959
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K056	2.525%	5/25/26	575	549

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K057	2.570%	7/25/26	1,025	978
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K058	2.653%	8/25/26	500	476
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K059	3.120%	9/25/26	800	769
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K060	3.300%	10/25/26	1,000	964
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K061	3.347%	11/25/26	1,985	1,910
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K062	3.413%	12/25/26	2,400	2,319
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K063	3.430%	1/25/27	1,775	1,716
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K064	3.224%	3/25/27	1,300	1,248
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K065	3.243%	4/25/27	915	878
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K066	3.117%	6/25/27	600	573
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K067	3.194%	7/25/27	875	836
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K068	3.244%	8/25/27	500	478
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K069	3.187%	9/25/27	875	835
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K070	3.303%	11/25/27	275	263
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K071	3.286%	11/25/27	960	917
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K072	3.444%	12/25/27	450	432
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K073	3.350%	1/25/28	500	478
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K074	3.600%	1/25/28	1,000	965
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K075	3.650%	2/25/28	675	651
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K076	3.900%	4/25/28	2,575	2,504
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K078	3.854%	6/25/28	500	485

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K079	3.926%	6/25/28	1,000	972
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.736%	4/25/28	219	214
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.926%	7/25/28	800	777
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K081	3.900%	8/25/28	1,200	1,164
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K082	3.920%	9/25/28	550	534
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K083	4.050%	9/25/28	3,425	3,341
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K084	3.780%	10/25/28	2,400	2,314
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K085	4.060%	10/25/28	1,025	1,000
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.591%	10/25/27	72	70
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.771%	12/25/28	800	771
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K088	3.690%	1/25/29	1,175	1,128
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K089	3.563%	1/25/29	475	453
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K090	3.422%	2/25/29	900	854
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K091	3.505%	3/25/29	300	285
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K092	3.298%	4/25/29	975	918
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K093	2.982%	5/25/29	1,650	1,532
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K094	2.903%	6/25/29	1,150	1,061
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K095	2.785%	6/25/29	1,150	1,055
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K096	2.519%	7/25/29	1,000	904
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K098	2.425%	8/25/29	1,850	1,662
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K099	2.595%	9/25/29	850	769

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K101	2.524%	10/25/29	1,500	1,349
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K102	2.537%	10/25/29	1,400	1,261
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K103	2.651%	11/25/29	1,100	995
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K104	2.253%	1/25/30	1,835	1,621
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K105	1.872%	1/25/30	990	854
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K108	1.517%	3/25/30	600	506
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K109	1.558%	4/25/30	1,000	842
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K110	1.477%	4/25/30	225	189
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K111	1.350%	5/25/30	550	456
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K113	1.341%	6/25/30	500	414
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K114	1.366%	6/25/30	700	578
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K116	1.378%	7/25/30	1,250	1,031
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K117	1.406%	8/25/30	1,200	989
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K118	1.493%	9/25/30	1,600	1,324
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K120	1.500%	10/25/30	1,100	907
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	0.995%	8/25/30	114	100
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	1.547%	10/25/30	700	579
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	0.863%	5/25/30	46	40
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	1.521%	11/25/30	700	577
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K123	1.621%	12/25/30	2,150	1,783
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K124	1.658%	12/25/30	1,225	1,016

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K125	1.846%	1/25/31	875	734
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K126	2.074%	1/25/31	1,075	917
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K127	2.108%	1/25/31	600	513
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K128	2.020%	3/25/31	1,115	946
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.342%	9/25/30	220	192
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.914%	5/25/31	1,800	1,512
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K130	1.723%	6/25/31	700	577
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K131	1.853%	7/25/31	5,750	4,780
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K132	2.023%	8/25/31	500	419
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K133	2.096%	9/25/31	900	756
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	1.714%	7/25/31	97	86
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	2.243%	10/25/31	850	721
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K135	2.154%	10/25/31	550	464
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K138	2.476%	1/25/32	725	623
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K140	2.250%	1/25/32	550	464
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K143	2.350%	3/25/32	2,050	1,739
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K143	2.711%	4/25/55	99	89
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K148	3.500%	7/25/32	500	460
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K152	3.080%	1/25/31	400	364
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.294%	3/25/29	1,600	1,498
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.117%	10/25/31	900	803

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.424%	4/25/32	250	235
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.459%	11/25/32	400	362
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	11/25/32	400	380
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	4/25/33	850	788
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K156	4.430%	2/25/33	400	393
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	5/25/33	275	264
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	4.200%	5/25/33	850	820
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	8/25/33	375	352
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K158	3.900%	12/25/30	300	286
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K159	3.950%	11/25/30	300	288
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K159	4.500%	7/25/33	600	592
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K160	4.500%	8/25/33	950	937
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K161	4.900%	10/25/33	500	508
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K505	4.819%	6/25/28	640	641
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K506	4.650%	8/25/28	480	478
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K507	4.800%	9/25/28	450	451
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K508	4.740%	8/25/28	800	800
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K509	4.850%	9/25/28	550	552
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K510	5.069%	10/25/28	400	405
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K511	4.860%	10/25/28	250	251
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K512	5.000%	11/25/28	300	303

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K513	4.724%	12/25/28	500	500
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K515	5.400%	1/25/29	750	771
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K516	5.477%	1/25/29	650	670
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K517	5.355%	1/25/29	600	616
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K518	5.400%	1/25/29	530	545
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K726	2.905%	4/25/24	75	75
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K727	2.946%	7/25/24	1,035	1,027
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K728	3.064%	8/25/24	992	982
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K729	3.136%	10/25/24	1,698	1,674
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K730	3.590%	1/25/25	1,137	1,121
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K731	3.600%	2/25/25	860	848
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K732	3.700%	5/25/25	962	946
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K734	3.208%	2/25/51	1,565	1,520
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K735	2.862%	5/25/26	1,952	1,877
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K737	2.525%	10/25/26	1,700	1,611
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K739	1.336%	9/25/27	1,850	1,667
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K741	1.603%	12/25/27	1,725	1,548
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K742	1.760%	3/25/28	850	763
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K743	1.770%	5/25/28	550	491
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K744	1.712%	7/25/28	415	369
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K745	1.657%	8/25/28	1,100	970

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K746	2.031%	9/25/28	725	649
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K747	2.050%	11/25/28	650	581
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K749	2.120%	4/25/29	125	111
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K751	4.412%	3/25/30	650	641
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K752	4.284%	7/25/30	640	626
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K753	4.400%	10/25/30	800	786
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K754	4.940%	11/25/30	350	354
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.718%	1/25/31	300	282
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.794%	1/25/34	2,135	1,974
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.470%	3/25/31	375	348
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.542%	3/25/34	950	861
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1513	2.797%	8/25/34	2,295	1,927
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1514	2.859%	10/25/34	950	797
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1515	1.940%	2/25/35	625	479
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1516	1.721%	5/25/35	875	634
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1517	1.716%	7/25/35	1,250	918
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1518	1.860%	10/25/35	375	278
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1519	2.013%	12/25/35	1,065	798
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.007%	7/25/35	246	201
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.438%	2/25/36	875	685
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1521	2.184%	8/25/36	700	526

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1522	2.361%	10/25/36	675	520
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series KC02	3.370%	7/25/25	679	664
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series KW01	2.853%	1/25/26	800	773
[9]	Fifth Third Auto Trust Series 2023-1	5.530%	8/15/28	460	463
[9]	Fifth Third Auto Trust Series 2023-1	5.520%	2/17/31	100	101
[9]	First National Master Note Trust Series 2023-2	5.770%	9/15/29	250	253
[9]	Ford Credit Auto Lease Trust Series 2022-A	3.370%	7/15/25	50	50
[9]	Ford Credit Auto Lease Trust Series 2022-A	3.810%	8/15/25	100	99
[9]	Ford Credit Auto Lease Trust Series 2023-A	4.940%	3/15/26	300	299
[9]	Ford Credit Auto Lease Trust Series 2023-A	4.830%	5/15/26	75	74
[9]	Ford Credit Auto Lease Trust Series 2023-B	5.910%	10/15/26	350	352
[9]	Ford Credit Auto Lease Trust Series 2023-B	5.870%	1/15/27	100	101
[9]	Ford Credit Auto Lease Trust Series 2023-B	6.200%	2/15/27	100	101
[9]	Ford Credit Auto Owner Trust Series 2020-C	0.410%	7/15/25	17	17
[9]	Ford Credit Auto Owner Trust Series 2020-C	0.510%	8/15/26	125	121
[9]	Ford Credit Auto Owner Trust Series 2021-A	0.300%	8/15/25	82	82
[9]	Ford Credit Auto Owner Trust Series 2021-A	0.490%	9/15/26	235	227
[9]	Ford Credit Auto Owner Trust Series 2022-A	1.290%	6/15/26	134	131
[9]	Ford Credit Auto Owner Trust Series 2022-A	1.560%	5/15/27	50	47
[9]	Ford Credit Auto Owner Trust Series 2022-B	3.740%	9/15/26	268	265
[9]	Ford Credit Auto Owner Trust Series 2022-B	3.930%	8/15/27	100	98
[9]	Ford Credit Auto Owner Trust Series 2022-C	4.480%	12/15/26	475	471
[9]	Ford Credit Auto Owner Trust Series 2022-C	4.590%	12/15/27	325	322
[9]	Ford Credit Auto Owner Trust Series 2023-A	4.650%	2/15/28	175	173
[9]	Ford Credit Auto Owner Trust Series 2023-A	4.560%	12/15/28	75	74
[9]	Ford Credit Auto Owner Trust Series 2023-B	5.230%	5/15/28	250	250
[9]	Ford Credit Auto Owner Trust Series 2023-B	5.060%	2/15/29	50	50
[9]	Ford Credit Auto Owner Trust Series 2023-C	5.530%	9/15/28	350	353
[9]	Ford Credit Auto Owner Trust Series 2023-C	5.490%	5/15/29	150	152
[9]	Ford Credit Auto Owner Trust Series 2024-A	5.090%	12/15/28	500	501

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Ford Credit Auto Owner Trust Series 2024-A	5.010%	9/15/29	640	641
[9]	Ford Credit Floorplan Master Owner Trust A Series 2018-4	4.060%	11/15/30	700	673
[9]	Ford Credit Floorplan Master Owner Trust A Series 2019-2	3.060%	4/15/26	775	774
[9]	Ford Credit Floorplan Master Owner Trust A Series 2019-4	2.440%	9/15/26	765	754
[9]	Ford Credit Floorplan Master Owner Trust A Series 2020-2	1.060%	9/15/27	675	635
[9]	GM Financial Automobile Leasing Trust Series 2022-1	1.900%	3/20/25	114	114
[9]	GM Financial Automobile Leasing Trust Series 2022-1	1.960%	2/20/26	200	199
[9]	GM Financial Automobile Leasing Trust Series 2022-2	3.420%	6/20/25	174	173
[9]	GM Financial Automobile Leasing Trust Series 2022-2	3.540%	5/20/26	125	124
[9]	GM Financial Automobile Leasing Trust Series 2022-2	4.020%	5/20/26	50	49
[9]	GM Financial Automobile Leasing Trust Series 2022-3	4.010%	9/22/25	262	261
[9]	GM Financial Automobile Leasing Trust Series 2022-3	4.110%	8/20/26	150	149
[9]	GM Financial Automobile Leasing Trust Series 2023-1	5.160%	4/20/26	150	150
[9]	GM Financial Automobile Leasing Trust Series 2023-1	5.160%	1/20/27	175	175
[9]	GM Financial Automobile Leasing Trust Series 2023-1	5.510%	1/20/27	75	75
[9]	GM Financial Automobile Leasing Trust Series 2023-2	5.050%	7/20/26	200	199
[9]	GM Financial Automobile Leasing Trust Series 2023-2	5.090%	5/20/27	25	25
[9]	GM Financial Automobile Leasing Trust Series 2023-2	5.540%	5/20/27	75	75
[9]	GM Financial Automobile Leasing Trust Series 2023-3	5.380%	11/20/26	100	100
[9]	GM Financial Automobile Leasing Trust Series 2023-3	5.880%	8/20/27	75	75
[9]	GM Financial Automobile Leasing Trust Series 2024-1	5.090%	3/22/27	350	350
[9]	GM Financial Automobile Leasing Trust Series 2024-1	5.090%	2/22/28	75	75
[9]	GM Financial Automobile Leasing Trust Series 2024-1	5.330%	3/20/28	75	75
[9]	GM Financial Consumer Automobile Receivables Trust Series 2020-4	0.380%	8/18/25	12	12
[9]	GM Financial Consumer Automobile Receivables Trust Series 2020-4	0.500%	2/17/26	65	64
[9]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.350%	10/16/25	37	37
[9]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.540%	5/17/27	1,390	1,346
[9]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.510%	4/16/26	69	68
[9]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.820%	10/16/26	75	72
[9]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.480%	6/16/26	180	176

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.730%	8/16/27	225	212
[9]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.680%	9/16/26	161	156
[9]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.990%	10/18/27	100	94
[9]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.260%	11/16/26	137	134
[9]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.510%	4/17/28	75	70
[9]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.100%	2/16/27	250	246
[9]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.250%	4/17/28	50	48
[9]	GM Financial Consumer Automobile Receivables Trust Series 2022-3	3.640%	4/16/27	150	148
[9]	GM Financial Consumer Automobile Receivables Trust Series 2022-3	3.710%	12/16/27	100	97
[9]	GM Financial Consumer Automobile Receivables Trust Series 2022-4	4.820%	8/16/27	575	572
[9]	GM Financial Consumer Automobile Receivables Trust Series 2022-4	4.880%	8/16/28	100	99
[9]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.660%	2/16/28	200	198
[9]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.590%	7/17/28	50	49
[9]	GM Financial Consumer Automobile Receivables Trust Series 2023-2	4.470%	2/16/28	300	297
[9]	GM Financial Consumer Automobile Receivables Trust Series 2023-2	4.430%	10/16/28	275	271
[9]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.450%	6/16/28	139	140
[9]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.340%	12/18/28	81	82
[9]	GM Financial Consumer Automobile Receivables Trust Series 2023-4	5.780%	8/16/28	200	203
[9]	GM Financial Consumer Automobile Receivables Trust Series 2023-4	5.710%	2/16/29	200	204
[9]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	4.850%	12/18/28	100	100
[9]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	4.860%	6/18/29	50	50
[9]	GS Mortgage Securities Trust Series 2014-GC22	3.862%	6/10/47	150	150
[9]	GS Mortgage Securities Trust Series 2014-GC24	3.931%	9/10/47	475	470
[9]	GS Mortgage Securities Trust Series 2014-GC24	4.500%	9/10/47	125	116
[9]	GS Mortgage Securities Trust Series 2014-GC26	3.365%	11/10/47	22	22
[9]	GS Mortgage Securities Trust Series 2014-GC26	3.629%	11/10/47	800	787
[9]	GS Mortgage Securities Trust Series 2014-GC26	3.964%	11/10/47	125	119
[9]	GS Mortgage Securities Trust Series 2014-GC26	4.215%	11/10/47	125	116
[9]	GS Mortgage Securities Trust Series 2015-GC28	3.396%	2/10/48	500	492
[9]	GS Mortgage Securities Trust Series 2015-GC30	3.382%	5/10/50	450	437

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	GS Mortgage Securities Trust Series 2015-GC32	3.513%	7/10/48	102	100
[9]	GS Mortgage Securities Trust Series 2015-GC32	3.764%	7/10/48	175	171
[9]	GS Mortgage Securities Trust Series 2015-GC34	3.278%	10/10/48	124	122
[9]	GS Mortgage Securities Trust Series 2015-GC34	3.506%	10/10/48	400	382
[9]	GS Mortgage Securities Trust Series 2016-GS2	3.050%	5/10/49	300	285
[9]	GS Mortgage Securities Trust Series 2016-GS3	2.850%	10/10/49	775	726
[9]	GS Mortgage Securities Trust Series 2016-GS4	3.442%	11/10/49	275	261
[9]	GS Mortgage Securities Trust Series 2016-GS4	3.645%	11/10/49	200	187
[9]	GS Mortgage Securities Trust Series 2017-GS5	3.674%	3/10/50	625	586
[9]	GS Mortgage Securities Trust Series 2017-GS5	3.826%	3/10/50	250	229
[9]	GS Mortgage Securities Trust Series 2017-GS6	3.433%	5/10/50	700	653
[9]	GS Mortgage Securities Trust Series 2017-GS6	3.638%	5/10/50	100	93
[9]	GS Mortgage Securities Trust Series 2017-GS6	4.322%	5/10/50	30	25
[9]	GS Mortgage Securities Trust Series 2017-GS7	3.430%	8/10/50	983	919
[9]	GS Mortgage Securities Trust Series 2017-GS7	3.663%	8/10/50	262	239
[9]	GS Mortgage Securities Trust Series 2017-GS8	3.205%	11/10/50	200	187
[9]	GS Mortgage Securities Trust Series 2019-GC39	3.567%	5/10/52	400	364
[9]	GS Mortgage Securities Trust Series 2019-GC40	2.904%	7/10/52	250	224
[9]	GS Mortgage Securities Trust Series 2019-GC40	3.160%	7/10/52	550	497
[9]	GS Mortgage Securities Trust Series 2019-GC42	3.001%	9/10/52	1,125	1,002
[9]	GS Mortgage Securities Trust Series 2019-GC42	3.212%	9/10/52	275	241
[9]	GS Mortgage Securities Trust Series 2019-GSA1	3.048%	11/10/52	500	452
[9]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	525	464
[9]	GS Mortgage Securities Trust Series 2020-GC45	3.173%	2/13/53	150	129
[9]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/53	250	213
[9]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/53	475	378
[9]	GS Mortgage Securities Trust Series 2020-GSA2	2.224%	12/12/53	75	58
[9]	Harley-Davidson Motorcycle Trust Series 2021-B	0.560%	11/16/26	208	204
[9]	Harley-Davidson Motorcycle Trust Series 2021-B	0.820%	5/15/29	125	118
[9]	Harley-Davidson Motorcycle Trust Series 2022-A	3.060%	2/15/27	72	70

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Harley-Davidson Motorcycle Trust Series 2022-A	3.260%	1/15/30	75	72
[9]	Harley-Davidson Motorcycle Trust Series 2023-A	5.050%	12/15/27	275	274
[9]	Harley-Davidson Motorcycle Trust Series 2023-A	4.970%	6/17/30	275	274
[9]	Harley-Davidson Motorcycle Trust Series 2023-B	5.690%	8/15/28	400	404
[9]	Harley-Davidson Motorcycle Trust Series 2023-B	5.780%	4/15/31	150	152
[9]	Honda Auto Receivables Owner Trust Series 2021-1	0.270%	4/21/25	28	28
[9]	Honda Auto Receivables Owner Trust Series 2021-1	0.420%	1/21/28	185	182
[9]	Honda Auto Receivables Owner Trust Series 2021-2	0.330%	8/15/25	118	116
[9]	Honda Auto Receivables Owner Trust Series 2021-3	0.410%	11/18/25	113	111
[9]	Honda Auto Receivables Owner Trust Series 2021-3	0.600%	12/20/27	75	72
[9]	Honda Auto Receivables Owner Trust Series 2021-4	0.880%	1/21/26	217	212
[9]	Honda Auto Receivables Owner Trust Series 2021-4	1.140%	6/21/28	100	95
[9]	Honda Auto Receivables Owner Trust Series 2022-1	1.880%	5/15/26	159	155
[9]	Honda Auto Receivables Owner Trust Series 2022-1	2.040%	12/15/28	75	72
[9]	Honda Auto Receivables Owner Trust Series 2022-2	3.730%	7/20/26	200	197
[9]	Honda Auto Receivables Owner Trust Series 2022-2	3.760%	12/18/28	75	73
[9]	Honda Auto Receivables Owner Trust Series 2023-1	5.040%	4/21/27	175	175
[9]	Honda Auto Receivables Owner Trust Series 2023-1	4.970%	6/21/29	75	75
[9]	Honda Auto Receivables Owner Trust Series 2023-2	4.930%	11/15/27	175	174
[9]	Honda Auto Receivables Owner Trust Series 2023-2	4.910%	9/17/29	50	50
[9]	Honda Auto Receivables Owner Trust Series 2023-3	5.410%	2/18/28	500	502
[9]	Honda Auto Receivables Owner Trust Series 2023-3	5.300%	12/18/29	60	60
[9]	Honda Auto Receivables Owner Trust Series 2023-4	5.670%	6/21/28	300	304
[9]	Honda Auto Receivables Owner Trust Series 2023-4	5.660%	2/21/30	850	866
[9]	Honda Auto Receivables Owner Trust Series 2024-1	5.210%	8/15/28	500	502
[9]	Honda Auto Receivables Owner Trust Series 2024-1	5.170%	5/15/30	50	50
[9]	Hyundai Auto Receivables Trust Series 2020-B	0.620%	12/15/25	7	7
[9]	Hyundai Auto Receivables Trust Series 2020-C	0.490%	11/16/26	49	48
[9]	Hyundai Auto Receivables Trust Series 2021-A	0.380%	9/15/25	24	23
[9]	Hyundai Auto Receivables Trust Series 2021-A	0.620%	5/17/27	75	73

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Hyundai Auto Receivables Trust Series 2021-C	0.740%	5/15/26	120	117
[9]	Hyundai Auto Receivables Trust Series 2021-C	1.030%	12/15/27	100	95
[9]	Hyundai Auto Receivables Trust Series 2023-A	4.580%	4/15/27	350	347
[9]	Hyundai Auto Receivables Trust Series 2023-A	4.480%	7/17/28	100	98
[9]	Hyundai Auto Receivables Trust Series 2023-B	5.480%	4/17/28	196	197
[9]	Hyundai Auto Receivables Trust Series 2023-B	5.310%	8/15/29	57	58
[9]	Hyundai Auto Receivables Trust Series 2023-C	5.540%	10/16/28	150	152
[9]	Hyundai Auto Receivables Trust Series 2023-C	5.550%	12/17/29	100	102
[9]	John Deere Owner Trust Series 2021-B	0.520%	3/16/26	179	175
[9]	John Deere Owner Trust Series 2022-C	5.090%	6/15/27	750	747
[9]	John Deere Owner Trust Series 2022-C	5.200%	9/17/29	175	175
[9]	John Deere Owner Trust Series 2023-A	5.010%	11/15/27	225	224
[9]	John Deere Owner Trust Series 2023-A	5.010%	12/17/29	75	75
[9]	John Deere Owner Trust Series 2023-B	5.180%	3/15/28	250	250
[9]	John Deere Owner Trust Series 2023-B	5.110%	5/15/30	75	75
[9]	John Deere Owner Trust Series 2023-C	5.480%	5/15/28	560	564
[9]	John Deere Owner Trust Series 2023-C	5.390%	8/15/30	80	81
[9]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C20	3.805%	7/15/47	70	70
[9]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1	3.914%	1/15/49	325	314
[9]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/49	975	911
[9]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.648%	12/15/49	400	377
[9]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.870%	12/15/49	325	303
[9]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.079%	2/15/47	71	71
[9]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.439%	2/15/47	93	93
[9]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.694%	2/15/47	113	104
[9]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	4.243%	4/15/47	148	147
[9]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.775%	8/15/47	87	86
[9]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.997%	8/15/47	75	73

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	3.801%	9/15/47	650	643
[9]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	4.110%	9/15/47	175	165
[9]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	3.934%	9/15/47	319	316
[9]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	4.202%	9/15/47	188	186
[9]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.639%	11/15/47	150	147
[9]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.914%	11/15/47	300	280
[9]	JPMBB Commercial Mortgage Securities Trust Series 2014-C25	3.672%	11/15/47	750	736
[9]	JPMBB Commercial Mortgage Securities Trust Series 2014-C25	4.065%	11/15/47	200	186
[9]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.494%	1/15/48	360	353
[9]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.800%	1/15/48	200	194
[9]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.951%	1/15/48	200	187
[9]	JPMBB Commercial Mortgage Securities Trust Series 2015-C27	3.017%	2/15/48	75	74
[9]	JPMBB Commercial Mortgage Securities Trust Series 2015-C27	3.179%	2/15/48	218	211
[9]	JPMBB Commercial Mortgage Securities Trust Series 2015-C28	3.227%	10/15/48	500	487
[9]	JPMBB Commercial Mortgage Securities Trust Series 2015-C28	3.532%	10/15/48	100	97
[9]	JPMBB Commercial Mortgage Securities Trust Series 2015-C29	3.304%	5/15/48	39	38
[9]	JPMBB Commercial Mortgage Securities Trust Series 2015-C29	3.611%	5/15/48	350	341
[9]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	3.559%	7/15/48	70	69
[9]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	3.822%	7/15/48	425	408
[9]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	4.226%	7/15/48	200	191
[9]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.540%	8/15/48	54	53
[9]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.801%	8/15/48	370	358
[9]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.358%	11/15/48	111	109
[9]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.598%	11/15/48	425	405
[9]	JPMBB Commercial Mortgage Securities Trust Series 2015-C33	3.770%	12/15/48	300	291
[9]	JPMBB Commercial Mortgage Securities Trust Series 2016-C1	3.316%	3/17/49	111	109
[9]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.723%	3/15/50	1,250	1,188
[9]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.490%	7/15/50	250	232
[9]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.744%	7/15/50	400	362
[9]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR4	4.029%	3/10/52	1,400	1,304

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.386%	6/13/52	850	765
[9]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.669%	6/13/52	75	67
[9]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.144%	6/15/49	300	283
[9]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.484%	6/15/49	150	140
[9]	JPMDB Commercial Mortgage Securities Trust Series 2016-C4	3.141%	12/15/49	100	92
[9]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.694%	3/15/50	2,000	1,870
[9]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.858%	3/15/50	425	364
[9]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/50	275	256
[9]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.713%	10/15/50	175	161
[9]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	1,000	945
[9]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.421%	6/15/51	125	115
[9]	JPMDB Commercial Mortgage Securities Trust Series 2019-COR6	3.057%	11/13/52	1,250	1,061
[9]	JPMDB Commercial Mortgage Securities Trust Series 2020-COR7	2.180%	5/13/53	250	199
[9]	Mercedes-Benz Auto Lease Trust Series 2023-A	4.740%	1/15/27	400	398
[9]	Mercedes-Benz Auto Lease Trust Series 2023-A	4.710%	2/15/29	200	198
[9]	Mercedes-Benz Auto Receivables Trust Series 2020-1	0.770%	10/15/26	19	19
[9]	Mercedes-Benz Auto Receivables Trust Series 2021-1	0.460%	6/15/26	139	136
[9]	Mercedes-Benz Auto Receivables Trust Series 2021-1	0.730%	12/15/27	50	47
[9]	Mercedes-Benz Auto Receivables Trust Series 2023-1	4.510%	11/15/27	325	322
[9]	Mercedes-Benz Auto Receivables Trust Series 2023-1	4.310%	4/16/29	50	49
[9]	Mercedes-Benz Auto Receivables Trust Series 2023-2	5.950%	11/15/28	300	305
[9]	Mercedes-Benz Auto Receivables Trust Series 2023-2	6.010%	1/15/31	250	258
[9]	Mercedes-Benz Auto Receivables Trust Series 2024-1	4.800%	4/16/29	700	697
[9]	Mercedes-Benz Auto Receivables Trust Series 2024-1	4.790%	7/15/31	50	50
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	3.892%	6/15/47	165	164
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	4.354%	6/15/47	125	118
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18	3.923%	10/15/47	100	99
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18	4.414%	10/15/47	125	122
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19	3.326%	12/15/47	14	14
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19	3.526%	12/15/47	275	271

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.069%	2/15/48	14	14
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.249%	2/15/48	725	710
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21	3.338%	3/15/48	300	292
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.040%	4/15/48	59	59
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.306%	4/15/48	325	317
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.883%	4/15/48	200	190
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.398%	7/15/50	26	26
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.719%	7/15/50	450	438
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24	3.732%	5/15/48	275	267
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.383%	10/15/48	115	113
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.635%	10/15/48	350	339
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26	3.323%	10/15/48	68	67
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26	3.531%	10/15/48	800	774
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.557%	12/15/47	50	49
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.753%	12/15/47	250	242
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.272%	1/15/49	169	163
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.288%	1/15/49	74	72
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.544%	1/15/49	800	768
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30	2.860%	9/15/49	800	749
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31	3.102%	11/15/49	950	884
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.720%	12/15/49	800	766
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.994%	12/15/49	325	304
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.599%	5/15/50	1,000	948
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.852%	5/15/50	400	374
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.276%	11/15/52	400	375
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.536%	11/15/52	575	535
[9]	Morgan Stanley Capital I Series 2017-HR2	3.587%	12/15/50	225	211
[9]	Morgan Stanley Capital I Trust Series 2015-UBS8	3.809%	12/15/48	300	289
[9]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.049%	11/15/49	400	371
[9]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.282%	11/15/49	317	292

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Morgan Stanley Capital I Trust Series 2016-UB11	2.782%	8/15/49	800	746
[9]	Morgan Stanley Capital I Trust Series 2016-UB12	3.596%	12/15/49	825	776
[9]	Morgan Stanley Capital I Trust Series 2016-UBS9	3.329%	3/15/49	125	119
[9]	Morgan Stanley Capital I Trust Series 2017-H1	3.530%	6/15/50	550	517
[9]	Morgan Stanley Capital I Trust Series 2019-H6	3.417%	6/15/52	1,050	965
[9]	Morgan Stanley Capital I Trust Series 2019-H6	3.700%	6/15/52	125	114
[9]	Morgan Stanley Capital I Trust Series 2019-H7	3.261%	7/15/52	200	181
[9]	Morgan Stanley Capital I Trust Series 2019-L2	3.806%	3/15/52	250	235
[9]	Morgan Stanley Capital I Trust Series 2019-L2	4.071%	3/15/52	625	588
[9]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/52	775	687
[9]	Morgan Stanley Capital I Trust Series 2020-HR8	2.041%	7/15/53	300	251
[9]	Morgan Stanley Capital I Trust Series 2020-L4	2.698%	2/15/53	750	659
[9]	Morgan Stanley Capital I Trust Series 2020-L4	2.880%	2/15/53	115	99
[9]	Morgan Stanley Capital I Trust Series 2021-L6	2.444%	6/15/54	375	312
[9]	Morgan Stanley Capital I Trust Series 2021-L6	2.749%	6/15/54	50	42
[9]	Morgan Stanley Capital I Trust Series 2021-L6	2.951%	6/15/54	25	20
[9]	Morgan Stanley Capital I Trust Series 2021-L7	2.574%	10/15/54	725	607
[9]	Morgan Stanley Capital I Trust Series 2022-L8	3.794%	4/15/55	750	679
[9]	MSWF Commercial Mortgage Trust Series 2023-1	5.752%	5/15/56	325	340
[9]	MSWF Commercial Mortgage Trust Series 2023-1	6.199%	5/15/56	200	210
[9]	MSWF Commercial Mortgage Trust Series 2023-2	6.014%	12/15/56	150	160
[9]	Nissan Auto Lease Trust Series 2022-A	3.870%	7/15/27	100	99
[9]	Nissan Auto Lease Trust Series 2023-A	4.910%	1/15/26	225	224
[9]	Nissan Auto Lease Trust Series 2023-A	4.800%	7/15/27	75	75
[9]	Nissan Auto Lease Trust Series 2023-B	5.690%	7/15/26	150	150
[9]	Nissan Auto Lease Trust Series 2023-B	5.610%	11/15/27	50	50
[9]	Nissan Auto Lease Trust Series 2024-A	4.910%	4/15/27	200	199
[9]	Nissan Auto Lease Trust Series 2024-A	4.970%	9/15/28	50	50
[9]	Nissan Auto Receivables Owner Trust Series 2020-B	0.710%	2/16/27	7	7
[9]	Nissan Auto Receivables Owner Trust Series 2021-A	0.330%	10/15/25	152	150

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Nissan Auto Receivables Owner Trust Series 2021-A	0.570%	9/15/27	225	213
[9]	Nissan Auto Receivables Owner Trust Series 2022-A	1.860%	8/17/26	197	192
[9]	Nissan Auto Receivables Owner Trust Series 2022-A	2.070%	12/17/29	150	142
[9]	Nissan Auto Receivables Owner Trust Series 2022-B	4.460%	5/17/27	300	297
[9]	Nissan Auto Receivables Owner Trust Series 2022-B	4.450%	11/15/29	100	98
[9]	Nissan Auto Receivables Owner Trust Series 2023-A	4.910%	11/15/27	525	523
[9]	Nissan Auto Receivables Owner Trust Series 2023-A	4.850%	6/17/30	50	50
[9]	Nissan Auto Receivables Owner Trust Series 2023-B	5.930%	3/15/28	500	508
[9]	Nissan Auto Receivables Owner Trust Series 2023-B	5.960%	10/15/30	500	513
[9]	PSNH Funding LLC 3 Series 2018-1	3.506%	8/1/28	90	88
[9]	PSNH Funding LLC 3 Series 2018-1	3.814%	2/1/35	225	211
[9]	Santander Drive Auto Receivables Trust Series 2021-2	1.350%	7/15/27	257	249
[9]	Santander Drive Auto Receivables Trust Series 2021-3	0.950%	9/15/27	27	27
[9]	Santander Drive Auto Receivables Trust Series 2021-3	1.330%	9/15/27	250	241
[9]	Santander Drive Auto Receivables Trust Series 2021-4	1.260%	2/16/27	156	154
[9]	Santander Drive Auto Receivables Trust Series 2021-4	1.670%	10/15/27	100	95
[9]	Santander Drive Auto Receivables Trust Series 2022-1	2.360%	8/17/26	106	105
[9]	Santander Drive Auto Receivables Trust Series 2022-1	2.560%	4/17/28	150	147
[9]	Santander Drive Auto Receivables Trust Series 2022-2	3.440%	9/15/27	275	271
[9]	Santander Drive Auto Receivables Trust Series 2022-2	3.760%	7/16/29	200	194
[9]	Santander Drive Auto Receivables Trust Series 2022-3	4.130%	8/16/27	200	198
[9]	Santander Drive Auto Receivables Trust Series 2022-5	4.430%	3/15/27	125	124
[9]	Santander Drive Auto Receivables Trust Series 2022-5	4.740%	10/16/28	150	148
[9]	Santander Drive Auto Receivables Trust Series 2022-6	4.960%	11/15/28	100	99
[9]	Santander Drive Auto Receivables Trust Series 2023-1	4.880%	4/15/27	700	698
[9]	Santander Drive Auto Receivables Trust Series 2023-1	4.980%	2/15/28	100	99
[9]	Santander Drive Auto Receivables Trust Series 2023-1	5.090%	5/15/30	100	99
[9]	Santander Drive Auto Receivables Trust Series 2023-2	5.210%	7/15/27	100	100
[9]	Santander Drive Auto Receivables Trust Series 2023-2	5.240%	5/15/28	75	75
[9]	Santander Drive Auto Receivables Trust Series 2023-2	5.470%	12/16/30	75	75
[9]	Santander Drive Auto Receivables Trust Series 2023-3	5.610%	10/15/27	40	40

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Santander Drive Auto Receivables Trust Series 2023-3	5.610%	7/17/28	120	120
[9]	Santander Drive Auto Receivables Trust Series 2023-3	5.770%	11/15/30	80	81
[9]	Santander Drive Auto Receivables Trust Series 2023-4	5.730%	4/17/28	220	221
[9]	Santander Drive Auto Receivables Trust Series 2023-4	5.770%	12/15/28	120	121
[9]	Santander Drive Auto Receivables Trust Series 2023-4	6.040%	12/15/31	300	305
[9]	Santander Drive Auto Receivables Trust Series 2023-5	6.020%	9/15/28	350	354
[9]	Santander Drive Auto Receivables Trust Series 2023-5	6.160%	12/17/29	200	205
[9]	Santander Drive Auto Receivables Trust Series 2023-5	6.430%	2/18/31	350	361
[9]	Santander Drive Auto Receivables Trust Series 2023-6	5.930%	7/17/28	200	203
[9]	Santander Drive Auto Receivables Trust Series 2023-6	5.980%	4/16/29	50	51
[9]	Santander Drive Auto Receivables Trust Series 2024-1	5.250%	4/17/28	100	100
[9]	Santander Drive Auto Receivables Trust Series 2024-1	5.230%	12/15/28	50	50
[9]	Synchrony Card Funding LLC Series 2022-A1	3.370%	4/15/28	925	906
[9]	Synchrony Card Funding LLC Series 2023-A1	5.540%	7/15/29	400	404
[9]	Synchrony Card Funding LLC Series 2023-A2	5.740%	10/15/29	800	812
[9]	Toyota Auto Receivables Owner Trust Series 2020-D	0.470%	1/15/26	32	31
[9]	Toyota Auto Receivables Owner Trust Series 2021-A	0.260%	5/15/25	18	18
[9]	Toyota Auto Receivables Owner Trust Series 2021-A	0.390%	6/15/26	100	97
[9]	Toyota Auto Receivables Owner Trust Series 2021-B	0.260%	11/17/25	409	402
[9]	Toyota Auto Receivables Owner Trust Series 2021-B	0.530%	10/15/26	175	166
[9]	Toyota Auto Receivables Owner Trust Series 2021-C	0.430%	1/15/26	234	229
[9]	Toyota Auto Receivables Owner Trust Series 2021-C	0.720%	1/15/27	125	118
[9]	Toyota Auto Receivables Owner Trust Series 2021-D	0.710%	4/15/26	140	136
[9]	Toyota Auto Receivables Owner Trust Series 2021-D	1.020%	3/15/27	100	94
[9]	Toyota Auto Receivables Owner Trust Series 2022-B	2.930%	9/15/26	303	298
[9]	Toyota Auto Receivables Owner Trust Series 2022-B	3.110%	8/16/27	75	72
[9]	Toyota Auto Receivables Owner Trust Series 2022-C	3.760%	4/15/27	275	270
[9]	Toyota Auto Receivables Owner Trust Series 2022-C	3.770%	2/15/28	75	73
[9]	Toyota Auto Receivables Owner Trust Series 2023-A	4.630%	9/15/27	225	223
[9]	Toyota Auto Receivables Owner Trust Series 2023-A	4.420%	8/15/28	100	98

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Toyota Auto Receivables Owner Trust Series 2023-B	4.710%	2/15/28	250	248
[9]	Toyota Auto Receivables Owner Trust Series 2023-B	4.660%	9/15/28	100	99
[9]	Toyota Auto Receivables Owner Trust Series 2023-C	5.160%	4/17/28	275	275
[9]	Toyota Auto Receivables Owner Trust Series 2023-C	5.010%	2/15/29	75	75
[9]	Toyota Auto Receivables Owner Trust Series 2023-D	5.540%	8/15/28	250	253
[9]	Toyota Auto Receivables Owner Trust Series 2023-D	5.490%	3/15/29	200	203
[9]	Toyota Auto Receivables Owner Trust Series 2024-A	4.830%	10/16/28	400	398
[9]	Toyota Auto Receivables Owner Trust Series 2024-A	4.770%	4/16/29	100	100
[9]	UBS Commercial Mortgage Trust Series 2017-C1	3.460%	6/15/50	800	747
[9]	UBS Commercial Mortgage Trust Series 2017-C1	3.724%	6/15/50	350	326
[9]	UBS Commercial Mortgage Trust Series 2017-C2	3.487%	8/15/50	600	563
[9]	UBS Commercial Mortgage Trust Series 2017-C2	3.740%	8/15/50	150	138
[9]	UBS Commercial Mortgage Trust Series 2017-C3	3.426%	8/15/50	725	676
[9]	UBS Commercial Mortgage Trust Series 2017-C3	3.739%	8/15/50	300	278
[9]	UBS Commercial Mortgage Trust Series 2017-C4	3.301%	10/15/50	433	405
[9]	UBS Commercial Mortgage Trust Series 2017-C4	3.563%	10/15/50	600	552
[9]	UBS Commercial Mortgage Trust Series 2017-C4	3.836%	10/15/50	262	241
[9]	UBS Commercial Mortgage Trust Series 2017-C5	3.474%	11/15/50	400	368
[9]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	600	563
[9]	UBS Commercial Mortgage Trust Series 2017-C7	4.061%	12/15/50	325	300
[9]	UBS Commercial Mortgage Trust Series 2018-C8	3.720%	2/15/51	480	455
[9]	UBS Commercial Mortgage Trust Series 2018-C8	3.983%	2/15/51	200	189
[9]	UBS Commercial Mortgage Trust Series 2018-C8	4.215%	2/15/51	325	304
[9]	UBS Commercial Mortgage Trust Series 2018-C9	4.117%	3/15/51	1,200	1,123
[9]	UBS Commercial Mortgage Trust Series 2018-C10	4.313%	5/15/51	800	756
[9]	UBS Commercial Mortgage Trust Series 2018-C11	4.241%	6/15/51	150	142
[9]	UBS Commercial Mortgage Trust Series 2018-C12	4.296%	8/15/51	475	455
[9]	UBS Commercial Mortgage Trust Series 2018-C13	4.334%	10/15/51	600	569
[9]	UBS Commercial Mortgage Trust Series 2018-C13	4.585%	10/15/51	100	93
[9]	UBS Commercial Mortgage Trust Series 2018-C14	4.448%	12/15/51	975	919

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	UBS Commercial Mortgage Trust Series 2018-C15	4.341%	12/15/51	575	547
[9]	UBS Commercial Mortgage Trust Series 2019-C16	3.605%	4/15/52	400	366
[9]	UBS Commercial Mortgage Trust Series 2019-C16	3.887%	4/15/52	125	113
[9]	UBS Commercial Mortgage Trust Series 2019-C17	2.921%	10/15/52	450	400
[9]	UBS Commercial Mortgage Trust Series 2019-C18	3.035%	12/15/52	275	240
[9]	Verizon Master Trust Series 2021-1	0.500%	5/20/27	2,500	2,482
[9]	Verizon Master Trust Series 2021-2	0.990%	4/20/28	1,550	1,512
[9]	Verizon Master Trust Series 2022-2	1.530%	7/20/28	625	605
[9]	Verizon Master Trust Series 2022-4	3.400%	11/20/28	900	880
[9]	Verizon Master Trust Series 2022-6	3.670%	1/22/29	525	514
[9]	Verizon Master Trust Series 2023-1	4.490%	1/22/29	875	865
[9]	Verizon Master Trust Series 2023-2	4.890%	4/13/28	350	348
[9]	Verizon Master Trust Series 2023-4	5.160%	6/20/29	740	741
[9]	Verizon Master Trust Series 2023-5	5.610%	9/8/28	150	151
[9]	Verizon Master Trust Series 2023-7	5.670%	11/20/29	200	203
[9]	Verizon Master Trust Series 2024-1	5.000%	12/20/28	200	199
[9]	Volkswagen Auto Lease Trust Series 2023-A	5.810%	10/20/26	500	504
[9]	Volkswagen Auto Lease Trust Series 2023-A	5.800%	4/20/28	200	202
[9]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.020%	6/22/26	283	277
[9]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.260%	10/20/28	100	95
[9]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.020%	6/20/28	200	200
[9]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.010%	1/22/30	50	50
[9]	Volkswagen Auto Loan Enhanced Trust Series 2023-2	5.480%	12/20/28	200	202
[9]	Volkswagen Auto Loan Enhanced Trust Series 2023-2	5.570%	4/22/30	150	153
[9]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	3.817%	8/15/50	468	465
[9]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	4.020%	8/15/50	50	50
[9]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.405%	12/15/47	400	392
[9]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.808%	12/15/47	200	195
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	2.991%	2/15/48	55	54
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	3.166%	2/15/48	200	195
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	3.580%	2/15/48	175	170
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-C27	3.190%	2/15/48	446	438
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-C28	3.540%	5/15/48	625	608
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-C28	3.872%	5/15/48	117	113
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-C29	3.400%	6/15/48	49	48
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-C29	3.637%	6/15/48	625	609

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-C30	3.664%	9/15/58	225	218
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	2.978%	4/15/50	27	27
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	3.184%	4/15/50	853	826
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	3.719%	4/15/50	200	192
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	3.571%	9/15/58	45	44
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	3.839%	9/15/58	275	267
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	4.207%	9/15/58	225	218
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	3.148%	5/15/48	175	170
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.656%	12/15/48	112	110
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.809%	12/15/48	200	194
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-SG1	3.789%	9/15/48	747	727
[9]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.652%	8/15/49	525	487
[9]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.324%	1/15/59	70	69
[9]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.560%	1/15/59	475	457
[9]	Wells Fargo Commercial Mortgage Trust Series 2016-C33	3.426%	3/15/59	315	301
[9]	Wells Fargo Commercial Mortgage Trust Series 2016-C34	3.096%	6/15/49	325	306
[9]	Wells Fargo Commercial Mortgage Trust Series 2016-C36	2.807%	11/15/59	144	137
[9]	Wells Fargo Commercial Mortgage Trust Series 2016-C37	3.794%	12/15/49	325	312
[9]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.825%	10/15/49	147	143
[9]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.942%	10/15/49	614	578
[9]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	3.367%	10/15/49	100	90
[9]	Wells Fargo Commercial Mortgage Trust Series 2016-LC25	3.640%	12/15/59	210	201
[9]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/50	854	803
[9]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.665%	7/15/50	242	224
[9]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.418%	9/15/50	725	680
[9]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.702%	9/15/50	400	367
[9]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/50	400	379
[9]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/50	600	567
[9]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.854%	10/15/50	150	138
[9]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/50	1,000	938

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Wells Fargo Commercial Mortgage Trust Series 2017-RB1	3.635%	3/15/50	1,200	1,118
[9]	Wells Fargo Commercial Mortgage Trust Series 2017-RC1	3.631%	1/15/60	1,200	1,145
[9]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.012%	3/15/51	1,200	1,147
[9]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.152%	3/15/51	200	188
[9]	Wells Fargo Commercial Mortgage Trust Series 2018-C44	4.212%	5/15/51	775	741
[9]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/51	1,000	963
[9]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	475	452
[9]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	1,075	1,045
[9]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/52	500	483
[9]	Wells Fargo Commercial Mortgage Trust Series 2019-C49	4.023%	3/15/52	975	930
[9]	Wells Fargo Commercial Mortgage Trust Series 2019-C50	3.729%	5/15/52	700	649
[9]	Wells Fargo Commercial Mortgage Trust Series 2019-C51	3.311%	6/15/52	780	706
[9]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	2.892%	8/15/52	200	178
[9]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	3.143%	8/15/52	350	310
[9]	Wells Fargo Commercial Mortgage Trust Series 2019-C53	3.040%	10/15/52	750	675
[9]	Wells Fargo Commercial Mortgage Trust Series 2019-C54	3.146%	12/15/52	450	405
[9]	Wells Fargo Commercial Mortgage Trust Series 2020-C55	2.725%	2/15/53	975	859
[9]	Wells Fargo Commercial Mortgage Trust Series 2020-C56	2.448%	6/15/53	135	116
[9]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	2.092%	7/15/53	175	145
[9]	Wells Fargo Commercial Mortgage Trust Series 2021-C59	2.626%	4/15/54	400	340
[9]	WF Card Issuance Trust Series 2024-A1	4.940%	2/15/29	725	725
[9]	WFRBS Commercial Mortgage Trust Series 2013-C14	3.488%	6/15/46	47	44
[9]	WFRBS Commercial Mortgage Trust Series 2013-C15	4.358%	8/15/46	64	60
[9]	WFRBS Commercial Mortgage Trust Series 2014-C20	3.995%	5/15/47	72	72
[9]	WFRBS Commercial Mortgage Trust Series 2014-C20	4.176%	5/15/47	125	119
[9]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.410%	8/15/47	152	151
[9]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.678%	8/15/47	425	421
[9]	WFRBS Commercial Mortgage Trust Series 2014-C22	3.752%	9/15/57	650	638
[9]	WFRBS Commercial Mortgage Trust Series 2014-C22	4.371%	9/15/57	100	89
[9]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.636%	10/15/57	14	14

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.917%	10/15/57	125	123
[9]	WFRBS Commercial Mortgage Trust Series 2014-C23	4.210%	10/15/57	75	71
[9]	WFRBS Commercial Mortgage Trust Series 2014-C25	3.631%	11/15/47	200	197
[9]	World Omni Auto Receivables Trust Series 2020-B	0.820%	1/15/26	40	39
[9]	World Omni Auto Receivables Trust Series 2020-C	0.480%	11/17/25	16	16
[9]	World Omni Auto Receivables Trust Series 2020-C	0.610%	10/15/26	75	73
[9]	World Omni Auto Receivables Trust Series 2021-A	0.300%	1/15/26	43	42
[9]	World Omni Auto Receivables Trust Series 2021-A	0.480%	9/15/26	50	48
[9]	World Omni Auto Receivables Trust Series 2021-B	0.420%	6/15/26	126	124
[9]	World Omni Auto Receivables Trust Series 2021-C	0.440%	8/17/26	159	155
[9]	World Omni Auto Receivables Trust Series 2021-C	0.640%	9/15/27	150	140
[9]	World Omni Auto Receivables Trust Series 2021-D	0.810%	10/15/26	209	203
[9]	World Omni Auto Receivables Trust Series 2021-D	1.100%	11/15/27	250	235
[9]	World Omni Auto Receivables Trust Series 2022-A	1.660%	5/17/27	284	276
[9]	World Omni Auto Receivables Trust Series 2022-A	1.900%	3/15/28	50	47
[9]	World Omni Auto Receivables Trust Series 2022-B	3.250%	7/15/27	325	319
[9]	World Omni Auto Receivables Trust Series 2022-B	3.440%	3/15/28	125	121
[9]	World Omni Auto Receivables Trust Series 2022-C	3.660%	10/15/27	200	196
[9]	World Omni Auto Receivables Trust Series 2022-C	3.680%	9/15/28	100	97
[9]	World Omni Auto Receivables Trust Series 2023-A	4.830%	5/15/28	400	398
[9]	World Omni Auto Receivables Trust Series 2023-A	4.660%	5/15/29	100	99
[9]	World Omni Auto Receivables Trust Series 2023-B	4.660%	5/15/28	275	273
[9]	World Omni Auto Receivables Trust Series 2023-B	4.680%	5/15/29	275	272
[9]	World Omni Auto Receivables Trust Series 2023-C	5.150%	11/15/28	175	175
[9]	World Omni Auto Receivables Trust Series 2023-C	5.030%	11/15/29	25	25
[9]	World Omni Auto Receivables Trust Series 2023-D	5.790%	2/15/29	500	508
[9]	World Omni Auto Receivables Trust Series 2024-A	4.860%	3/15/29	350	349
[9]	World Omni Auto Receivables Trust Series 2024-A	4.840%	10/15/29	100	100
[9]	World Omni Automobile Lease Securitization Trust Series 2023-A	5.070%	9/15/26	225	224
[9]	World Omni Automobile Lease Securitization Trust Series 2023-A	5.040%	7/17/28	50	50

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	World Omni Select Auto Trust Series 2021-A	0.530%	3/15/27	41	40
[9]	World Omni Select Auto Trust Series 2023-A	5.650%	7/17/28	350	351
[9]	World Omni Select Auto Trust Series 2023-A	6.000%	1/16/29	175	175
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $554,945)					513,529
Corporate Bonds (10.1%)
Communications (0.8%)
	Alphabet Inc.	0.450%	8/15/25	800	754
	Alphabet Inc.	0.800%	8/15/27	900	800
	Alphabet Inc.	1.100%	8/15/30	1,000	818
	Alphabet Inc.	1.900%	8/15/40	1,000	672
	Alphabet Inc.	2.050%	8/15/50	2,000	1,194
	Alphabet Inc.	2.250%	8/15/60	1,600	923
	America Movil SAB de CV	3.625%	4/22/29	700	654
	America Movil SAB de CV	2.875%	5/7/30	700	618
	America Movil SAB de CV	4.700%	7/21/32	1,000	965
	America Movil SAB de CV	6.375%	3/1/35	800	872
	America Movil SAB de CV	6.125%	11/15/37	300	319
	America Movil SAB de CV	6.125%	3/30/40	1,500	1,583
	America Movil SAB de CV	4.375%	7/16/42	950	829
	America Movil SAB de CV	4.375%	4/22/49	1,000	861
	AT&T Inc.	3.875%	1/15/26	2,000	1,954
	AT&T Inc.	5.539%	2/20/26	1,250	1,250
	AT&T Inc.	1.700%	3/25/26	3,000	2,804
	AT&T Inc.	3.800%	2/15/27	1,820	1,762
	AT&T Inc.	1.650%	2/1/28	2,750	2,436
[9]	AT&T Inc.	4.100%	2/15/28	952	923
	AT&T Inc.	4.350%	3/1/29	3,188	3,107
[9]	AT&T Inc.	4.300%	2/15/30	2,249	2,159
	AT&T Inc.	2.750%	6/1/31	2,600	2,238
	AT&T Inc.	2.250%	2/1/32	2,000	1,625
	AT&T Inc.	2.550%	12/1/33	3,868	3,101
	AT&T Inc.	4.500%	5/15/35	2,230	2,079
	AT&T Inc.	5.250%	3/1/37	1,100	1,083
	AT&T Inc.	4.900%	8/15/37	1,405	1,332
	AT&T Inc.	4.850%	3/1/39	1,000	934
	AT&T Inc.	3.500%	6/1/41	5,650	4,406
	AT&T Inc.	4.300%	12/15/42	1,523	1,310
	AT&T Inc.	4.350%	6/15/45	1,137	969
	AT&T Inc.	4.750%	5/15/46	1,909	1,709
[9]	AT&T Inc.	5.150%	11/15/46	742	701
	AT&T Inc.	5.650%	2/15/47	200	204
	AT&T Inc.	4.500%	3/9/48	1,900	1,617
	AT&T Inc.	4.550%	3/9/49	1,424	1,221
	AT&T Inc.	3.650%	6/1/51	2,885	2,114
	AT&T Inc.	3.500%	9/15/53	7,406	5,230
	AT&T Inc.	3.550%	9/15/55	8,151	5,692
	AT&T Inc.	3.800%	12/1/57	5,253	3,799
	AT&T Inc.	3.650%	9/15/59	5,049	3,515
	AT&T Inc.	3.850%	6/1/60	1,155	835
	Baidu Inc.	3.075%	4/7/25	200	195
	Baidu Inc.	1.720%	4/9/26	500	466
	Baidu Inc.	3.625%	7/6/27	325	310
	Baidu Inc.	4.375%	3/29/28	400	392
	Baidu Inc.	4.875%	11/14/28	750	748

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Baidu Inc.	3.425%	4/7/30	320	291
	Baidu Inc.	2.375%	8/23/31	650	540
	Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/33	2,618	2,599
	Bell Telephone Co. of Canada or Bell Canada	5.200%	2/15/34	1,585	1,570
	Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/48	400	345
[9]	Bell Telephone Co. of Canada or Bell Canada	3.650%	3/17/51	500	376
[9]	Bell Telephone Co. of Canada or Bell Canada	3.200%	2/15/52	400	273
	Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/54	485	484
	Booking Holdings Inc.	3.600%	6/1/26	755	733
	Booking Holdings Inc.	3.550%	3/15/28	650	621
	British Telecommunications plc	5.125%	12/4/28	250	252
	British Telecommunications plc	9.625%	12/15/30	2,300	2,820
	Charter Communications Operating LLC	4.908%	7/23/25	3,500	3,458
	Charter Communications Operating LLC	6.150%	11/10/26	1,000	1,007
	Charter Communications Operating LLC	3.750%	2/15/28	1,380	1,280
	Charter Communications Operating LLC	4.200%	3/15/28	1,000	942
	Charter Communications Operating LLC	2.250%	1/15/29	1,000	851
	Charter Communications Operating LLC	5.050%	3/30/29	1,300	1,253
	Charter Communications Operating LLC	2.800%	4/1/31	1,415	1,158
	Charter Communications Operating LLC	2.300%	2/1/32	800	617
	Charter Communications Operating LLC	4.400%	4/1/33	900	797
	Charter Communications Operating LLC	6.650%	2/1/34	750	768
	Charter Communications Operating LLC	6.384%	10/23/35	1,064	1,052
	Charter Communications Operating LLC	5.375%	4/1/38	800	696
	Charter Communications Operating LLC	3.500%	6/1/41	1,180	794
	Charter Communications Operating LLC	3.500%	3/1/42	1,550	1,033
	Charter Communications Operating LLC	6.484%	10/23/45	2,760	2,560
	Charter Communications Operating LLC	5.375%	5/1/47	2,350	1,897
	Charter Communications Operating LLC	5.750%	4/1/48	1,750	1,472
	Charter Communications Operating LLC	5.125%	7/1/49	750	581
	Charter Communications Operating LLC	4.800%	3/1/50	2,000	1,479
	Charter Communications Operating LLC	3.700%	4/1/51	1,845	1,141
	Charter Communications Operating LLC	3.900%	6/1/52	2,150	1,368

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Charter Communications Operating LLC	5.250%	4/1/53	1,000	791
Charter Communications Operating LLC	6.834%	10/23/55	425	409
Charter Communications Operating LLC	3.850%	4/1/61	1,700	1,008
Charter Communications Operating LLC	4.400%	12/1/61	1,300	849
Charter Communications Operating LLC	3.950%	6/30/62	1,650	996
Charter Communications Operating LLC	5.500%	4/1/63	900	705
Comcast Corp.	3.375%	8/15/25	955	934
Comcast Corp.	3.950%	10/15/25	3,089	3,038
Comcast Corp.	3.150%	3/1/26	2,000	1,937
Comcast Corp.	2.350%	1/15/27	1,930	1,805
Comcast Corp.	3.300%	2/1/27	1,375	1,319
Comcast Corp.	3.300%	4/1/27	1,250	1,196
Comcast Corp.	3.150%	2/15/28	1,381	1,303
Comcast Corp.	4.150%	10/15/28	4,000	3,904
Comcast Corp.	4.550%	1/15/29	816	810
Comcast Corp.	2.650%	2/1/30	1,050	934
Comcast Corp.	3.400%	4/1/30	1,375	1,272
Comcast Corp.	4.250%	10/15/30	1,200	1,159
Comcast Corp.	1.950%	1/15/31	1,300	1,079
Comcast Corp.	1.500%	2/15/31	400	323
Comcast Corp.	4.250%	1/15/33	1,275	1,207
Comcast Corp.	7.050%	3/15/33	1,025	1,161
Comcast Corp.	4.800%	5/15/33	803	793
Comcast Corp.	4.400%	8/15/35	1,000	938
Comcast Corp.	6.500%	11/15/35	71	79
Comcast Corp.	3.200%	7/15/36	700	575
Comcast Corp.	6.450%	3/15/37	1,350	1,490
Comcast Corp.	3.900%	3/1/38	1,225	1,066
Comcast Corp.	4.600%	10/15/38	2,300	2,147
Comcast Corp.	3.250%	11/1/39	575	451
Comcast Corp.	3.750%	4/1/40	1,350	1,121
Comcast Corp.	4.650%	7/15/42	565	517
Comcast Corp.	4.600%	8/15/45	1,291	1,155
Comcast Corp.	3.400%	7/15/46	3,200	2,384
Comcast Corp.	4.000%	8/15/47	1,700	1,379
Comcast Corp.	3.969%	11/1/47	1,871	1,503
Comcast Corp.	4.000%	3/1/48	922	749
Comcast Corp.	4.700%	10/15/48	500	457
Comcast Corp.	3.999%	11/1/49	1,803	1,457
Comcast Corp.	3.450%	2/1/50	1,400	1,027
Comcast Corp.	2.800%	1/15/51	1,575	1,006
Comcast Corp.	2.887%	11/1/51	3,931	2,553
Comcast Corp.	2.450%	8/15/52	200	117
Comcast Corp.	4.049%	11/1/52	1,317	1,060
Comcast Corp.	5.350%	5/15/53	2,305	2,286
Comcast Corp.	2.937%	11/1/56	4,888	3,077
Comcast Corp.	4.950%	10/15/58	1,150	1,076
Comcast Corp.	2.650%	8/15/62	1,000	569
Comcast Corp.	2.987%	11/1/63	2,384	1,465
Comcast Corp.	5.500%	5/15/64	1,142	1,145
Deutsche Telekom International Finance BV	8.750%	6/15/30	3,450	4,078
Discovery Communications LLC	3.950%	6/15/25	576	566

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Discovery Communications LLC	4.900%	3/11/26	550	544
	Discovery Communications LLC	3.950%	3/20/28	1,609	1,524
	Discovery Communications LLC	4.125%	5/15/29	500	469
	Discovery Communications LLC	3.625%	5/15/30	930	832
	Discovery Communications LLC	5.000%	9/20/37	530	464
	Discovery Communications LLC	6.350%	6/1/40	1,155	1,131
	Discovery Communications LLC	4.875%	4/1/43	700	576
	Discovery Communications LLC	5.200%	9/20/47	1,130	950
	Discovery Communications LLC	5.300%	5/15/49	689	580
	Discovery Communications LLC	4.650%	5/15/50	900	701
	Discovery Communications LLC	4.000%	9/15/55	350	239
	Electronic Arts Inc.	4.800%	3/1/26	275	273
	Electronic Arts Inc.	1.850%	2/15/31	500	410
	Electronic Arts Inc.	2.950%	2/15/51	800	535
	Expedia Group Inc.	5.000%	2/15/26	1,600	1,591
	Expedia Group Inc.	4.625%	8/1/27	900	883
	Expedia Group Inc.	3.800%	2/15/28	1,500	1,427
	Expedia Group Inc.	3.250%	2/15/30	1,025	923
	Expedia Group Inc.	2.950%	3/15/31	270	235
	FactSet Research Systems Inc.	3.450%	3/1/32	500	442
	Fox Corp.	3.050%	4/7/25	240	234
	Fox Corp.	4.709%	1/25/29	1,000	986
	Fox Corp.	3.500%	4/8/30	560	513
	Fox Corp.	6.500%	10/13/33	1,980	2,095
	Fox Corp.	5.476%	1/25/39	950	904
	Fox Corp.	5.576%	1/25/49	1,500	1,397
	Grupo Televisa SAB	8.500%	3/11/32	50	58
	Grupo Televisa SAB	6.625%	1/15/40	500	510
	Grupo Televisa SAB	5.000%	5/13/45	1,240	1,045
	Grupo Televisa SAB	6.125%	1/31/46	350	346
	Grupo Televisa SAB	5.250%	5/24/49	600	530
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	400	392
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	500	373
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	850	796
	Koninklijke KPN NV	8.375%	10/1/30	500	586
	Meta Platforms Inc.	3.500%	8/15/27	1,000	962
	Meta Platforms Inc.	4.600%	5/15/28	1,225	1,225
	Meta Platforms Inc.	4.800%	5/15/30	816	821
	Meta Platforms Inc.	3.850%	8/15/32	2,400	2,251
	Meta Platforms Inc.	4.950%	5/15/33	1,500	1,518
	Meta Platforms Inc.	4.450%	8/15/52	2,650	2,354
	Meta Platforms Inc.	5.600%	5/15/53	2,039	2,155
	Meta Platforms Inc.	4.650%	8/15/62	1,200	1,075
	Meta Platforms Inc.	5.750%	5/15/63	1,427	1,530
	NBCUniversal Media LLC	4.450%	1/15/43	1,450	1,287
	Netflix Inc.	4.375%	11/15/26	1,339	1,319
	Netflix Inc.	4.875%	4/15/28	2,346	2,341
	Netflix Inc.	5.875%	11/15/28	2,826	2,937
	Netflix Inc.	6.375%	5/15/29	322	343
[12]	Netflix Inc.	4.875%	6/15/30	583	579
	Omnicom Group Inc.	3.600%	4/15/26	1,150	1,117
	Omnicom Group Inc.	2.450%	4/30/30	620	532
	Omnicom Group Inc.	4.200%	6/1/30	400	381
	Omnicom Group Inc.	2.600%	8/1/31	750	635
	Orange SA	9.000%	3/1/31	2,260	2,741
	Orange SA	5.375%	1/13/42	700	697
	Orange SA	5.500%	2/6/44	600	605
	Paramount Global	2.900%	1/15/27	1,133	1,037

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Paramount Global	3.375%	2/15/28	1,425	1,271
Paramount Global	3.700%	6/1/28	400	360
Paramount Global	4.950%	1/15/31	800	712
Paramount Global	4.200%	5/19/32	1,000	831
Paramount Global	5.500%	5/15/33	600	531
Paramount Global	6.875%	4/30/36	900	851
Paramount Global	5.900%	10/15/40	300	253
Paramount Global	4.850%	7/1/42	375	274
Paramount Global	4.375%	3/15/43	987	670
Paramount Global	5.850%	9/1/43	975	789
Paramount Global	5.250%	4/1/44	500	372
Paramount Global	4.900%	8/15/44	500	361
Paramount Global	4.600%	1/15/45	600	413
Paramount Global	4.950%	5/19/50	850	603
Rogers Communications Inc.	3.625%	12/15/25	475	461
Rogers Communications Inc.	3.200%	3/15/27	800	760
Rogers Communications Inc.	5.000%	2/15/29	357	355
Rogers Communications Inc.	3.800%	3/15/32	1,900	1,710
Rogers Communications Inc.	5.300%	2/15/34	2,250	2,228
Rogers Communications Inc.	4.500%	3/15/42	700	608
Rogers Communications Inc.	4.500%	3/15/43	540	465
Rogers Communications Inc.	5.000%	3/15/44	500	458
Rogers Communications Inc.	4.300%	2/15/48	350	286
Rogers Communications Inc.	4.350%	5/1/49	1,100	902
Rogers Communications Inc.	3.700%	11/15/49	500	367
Rogers Communications Inc.	4.550%	3/15/52	2,300	1,938
Sprint Capital Corp.	6.875%	11/15/28	1,109	1,180
Sprint Capital Corp.	8.750%	3/15/32	3,448	4,177
Sprint LLC	7.625%	3/1/26	1,300	1,342
Take-Two Interactive Software Inc.	3.550%	4/14/25	500	491
Take-Two Interactive Software Inc.	5.000%	3/28/26	590	587
Take-Two Interactive Software Inc.	3.700%	4/14/27	500	480
Take-Two Interactive Software Inc.	4.950%	3/28/28	580	578
Take-Two Interactive Software Inc.	4.000%	4/14/32	500	462
Telefonica Emisiones SA	4.103%	3/8/27	1,675	1,629
Telefonica Emisiones SA	7.045%	6/20/36	335	375
Telefonica Emisiones SA	4.665%	3/6/38	1,600	1,457
Telefonica Emisiones SA	5.213%	3/8/47	2,500	2,300
Telefonica Emisiones SA	4.895%	3/6/48	1,200	1,054
Telefonica Emisiones SA	5.520%	3/1/49	1,000	960
Telefonica Europe BV	8.250%	9/15/30	1,580	1,806
TELUS Corp.	2.800%	2/16/27	500	469
TELUS Corp.	3.400%	5/13/32	350	307
TELUS Corp.	4.300%	6/15/49	500	410
Tencent Music Entertainment Group	2.000%	9/3/30	400	328
Thomson Reuters Corp.	3.350%	5/15/26	400	385
Thomson Reuters Corp.	5.500%	8/15/35	350	358
Thomson Reuters Corp.	5.850%	4/15/40	400	410
Time Warner Cable Enterprises LLC	8.375%	7/15/33	1,150	1,283
Time Warner Cable LLC	7.300%	7/1/38	1,585	1,592
Time Warner Cable LLC	6.750%	6/15/39	1,850	1,760
Time Warner Cable LLC	5.875%	11/15/40	1,150	1,003
Time Warner Cable LLC	5.500%	9/1/41	975	813
Time Warner Cable LLC	4.500%	9/15/42	1,230	912
T-Mobile USA Inc.	3.500%	4/15/25	2,150	2,108
T-Mobile USA Inc.	1.500%	2/15/26	1,300	1,214
T-Mobile USA Inc.	2.250%	2/15/26	482	456
T-Mobile USA Inc.	2.625%	4/15/26	502	477

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	T-Mobile USA Inc.	3.750%	4/15/27	4,500	4,332
	T-Mobile USA Inc.	5.375%	4/15/27	335	337
	T-Mobile USA Inc.	4.750%	2/1/28	1,020	1,006
	T-Mobile USA Inc.	2.050%	2/15/28	2,000	1,792
	T-Mobile USA Inc.	4.950%	3/15/28	314	313
	T-Mobile USA Inc.	4.800%	7/15/28	1,000	992
	T-Mobile USA Inc.	4.850%	1/15/29	1,000	993
	T-Mobile USA Inc.	2.625%	2/15/29	670	600
	T-Mobile USA Inc.	2.400%	3/15/29	275	244
	T-Mobile USA Inc.	3.375%	4/15/29	1,135	1,050
	T-Mobile USA Inc.	3.875%	4/15/30	6,175	5,787
	T-Mobile USA Inc.	2.550%	2/15/31	2,100	1,788
	T-Mobile USA Inc.	2.875%	2/15/31	893	776
	T-Mobile USA Inc.	3.500%	4/15/31	1,865	1,684
	T-Mobile USA Inc.	2.250%	11/15/31	900	739
	T-Mobile USA Inc.	2.700%	3/15/32	925	778
	T-Mobile USA Inc.	5.200%	1/15/33	1,160	1,161
	T-Mobile USA Inc.	5.050%	7/15/33	2,120	2,096
	T-Mobile USA Inc.	5.750%	1/15/34	750	781
	T-Mobile USA Inc.	5.150%	4/15/34	1,500	1,495
	T-Mobile USA Inc.	4.375%	4/15/40	2,500	2,226
	T-Mobile USA Inc.	3.000%	2/15/41	2,500	1,841
	T-Mobile USA Inc.	4.500%	4/15/50	3,790	3,281
	T-Mobile USA Inc.	3.300%	2/15/51	3,100	2,167
	T-Mobile USA Inc.	3.400%	10/15/52	2,100	1,485
	T-Mobile USA Inc.	5.650%	1/15/53	964	983
	T-Mobile USA Inc.	5.750%	1/15/54	1,019	1,053
	T-Mobile USA Inc.	3.600%	11/15/60	1,800	1,262
	T-Mobile USA Inc.	5.800%	9/15/62	335	346
[9]	TWDC Enterprises 18 Corp.	3.150%	9/17/25	600	584
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	1,000	965
[9]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	1,415	1,323
[9]	TWDC Enterprises 18 Corp.	7.000%	3/1/32	50	57
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	325	291
[9]	TWDC Enterprises 18 Corp.	4.125%	12/1/41	485	424
[9]	TWDC Enterprises 18 Corp.	3.700%	12/1/42	400	331
[9]	TWDC Enterprises 18 Corp.	3.000%	7/30/46	400	284
	VeriSign Inc.	2.700%	6/15/31	700	587
	Verizon Communications Inc.	0.850%	11/20/25	1,525	1,421
	Verizon Communications Inc.	1.450%	3/20/26	1,600	1,492
	Verizon Communications Inc.	2.625%	8/15/26	1,537	1,456
	Verizon Communications Inc.	4.125%	3/16/27	2,750	2,690
	Verizon Communications Inc.	3.000%	3/22/27	1,100	1,042
	Verizon Communications Inc.	2.100%	3/22/28	2,700	2,431
	Verizon Communications Inc.	4.329%	9/21/28	3,607	3,527
	Verizon Communications Inc.	3.875%	2/8/29	450	431
	Verizon Communications Inc.	4.016%	12/3/29	3,614	3,448
	Verizon Communications Inc.	3.150%	3/22/30	1,290	1,167
	Verizon Communications Inc.	1.500%	9/18/30	500	408
	Verizon Communications Inc.	1.680%	10/30/30	4,176	3,404
	Verizon Communications Inc.	1.750%	1/20/31	400	325
	Verizon Communications Inc.	2.550%	3/21/31	3,600	3,075
	Verizon Communications Inc.	2.355%	3/15/32	2,950	2,423
	Verizon Communications Inc.	5.050%	5/9/33	816	816
	Verizon Communications Inc.	4.500%	8/10/33	1,775	1,697
	Verizon Communications Inc.	4.400%	11/1/34	2,200	2,074
	Verizon Communications Inc.	4.272%	1/15/36	1,254	1,152
	Verizon Communications Inc.	5.250%	3/16/37	862	871

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Verizon Communications Inc.	4.812%	3/15/39	1,675	1,582
Verizon Communications Inc.	2.650%	11/20/40	2,775	1,955
Verizon Communications Inc.	3.400%	3/22/41	3,400	2,655
Verizon Communications Inc.	2.850%	9/3/41	905	651
Verizon Communications Inc.	4.750%	11/1/41	500	474
Verizon Communications Inc.	6.550%	9/15/43	500	563
Verizon Communications Inc.	4.125%	8/15/46	1,380	1,159
Verizon Communications Inc.	4.862%	8/21/46	1,830	1,717
Verizon Communications Inc.	4.522%	9/15/48	1,000	888
Verizon Communications Inc.	4.000%	3/22/50	1,200	970
Verizon Communications Inc.	2.875%	11/20/50	2,600	1,698
Verizon Communications Inc.	3.550%	3/22/51	3,750	2,780
Verizon Communications Inc.	3.875%	3/1/52	200	157
Verizon Communications Inc.	5.500%	2/23/54	1,200	1,212
Verizon Communications Inc.	4.672%	3/15/55	200	181
Verizon Communications Inc.	2.987%	10/30/56	4,339	2,773
Verizon Communications Inc.	3.000%	11/20/60	1,500	935
Verizon Communications Inc.	3.700%	3/22/61	3,240	2,369
Vodafone Group plc	4.125%	5/30/25	2,619	2,579
Vodafone Group plc	4.375%	5/30/28	479	472
Vodafone Group plc	7.875%	2/15/30	625	713
Vodafone Group plc	6.250%	11/30/32	425	456
Vodafone Group plc	6.150%	2/27/37	1,200	1,282
Vodafone Group plc	5.250%	5/30/48	400	381
Vodafone Group plc	4.875%	6/19/49	1,250	1,118
Vodafone Group plc	4.250%	9/17/50	1,600	1,291
Vodafone Group plc	5.625%	2/10/53	1,299	1,289
Vodafone Group plc	5.125%	6/19/59	600	548
Vodafone Group plc	5.750%	2/10/63	200	202
Walt Disney Co.	3.700%	10/15/25	500	490
Walt Disney Co.	1.750%	1/13/26	1,400	1,324
Walt Disney Co.	3.375%	11/15/26	281	270
Walt Disney Co.	3.700%	3/23/27	400	389
Walt Disney Co.	2.200%	1/13/28	850	781
Walt Disney Co.	2.000%	9/1/29	1,850	1,611
Walt Disney Co.	3.800%	3/22/30	1,085	1,033
Walt Disney Co.	2.650%	1/13/31	3,000	2,639
Walt Disney Co.	6.550%	3/15/33	392	441
Walt Disney Co.	6.200%	12/15/34	775	859
Walt Disney Co.	6.400%	12/15/35	1,728	1,931
Walt Disney Co.	6.150%	3/1/37	800	874
Walt Disney Co.	4.625%	3/23/40	475	453
Walt Disney Co.	3.500%	5/13/40	2,700	2,217
Walt Disney Co.	5.400%	10/1/43	600	611
Walt Disney Co.	4.750%	9/15/44	690	648
Walt Disney Co.	4.950%	10/15/45	100	95
Walt Disney Co.	2.750%	9/1/49	2,000	1,332
Walt Disney Co.	4.700%	3/23/50	1,155	1,081
Walt Disney Co.	3.600%	1/13/51	2,200	1,703
Walt Disney Co.	3.800%	5/13/60	1,100	857
Warnermedia Holdings Inc.	3.755%	3/15/27	3,600	3,434
Warnermedia Holdings Inc.	4.054%	3/15/29	1,300	1,217
Warnermedia Holdings Inc.	4.279%	3/15/32	4,200	3,753
Warnermedia Holdings Inc.	5.050%	3/15/42	4,000	3,431
Warnermedia Holdings Inc.	5.141%	3/15/52	6,215	5,159
Warnermedia Holdings Inc.	5.391%	3/15/62	2,000	1,657
Weibo Corp.	3.375%	7/8/30	650	565
				447,032

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Consumer Discretionary (0.7%)
	Alibaba Group Holding Ltd.	3.400%	12/6/27	2,335	2,207
	Alibaba Group Holding Ltd.	2.125%	2/9/31	1,454	1,208
	Alibaba Group Holding Ltd.	4.500%	11/28/34	600	567
	Alibaba Group Holding Ltd.	4.000%	12/6/37	735	638
	Alibaba Group Holding Ltd.	2.700%	2/9/41	650	454
	Alibaba Group Holding Ltd.	4.200%	12/6/47	1,500	1,232
	Alibaba Group Holding Ltd.	3.150%	2/9/51	1,325	880
	Alibaba Group Holding Ltd.	4.400%	12/6/57	700	574
	Alibaba Group Holding Ltd.	3.250%	2/9/61	900	573
	Amazon.com Inc.	3.000%	4/13/25	1,000	979
	Amazon.com Inc.	0.800%	6/3/25	1,000	953
	Amazon.com Inc.	4.600%	12/1/25	500	498
	Amazon.com Inc.	5.200%	12/3/25	4,925	4,947
	Amazon.com Inc.	1.000%	5/12/26	2,500	2,309
	Amazon.com Inc.	3.300%	4/13/27	2,250	2,163
	Amazon.com Inc.	1.200%	6/3/27	2,200	1,978
	Amazon.com Inc.	3.150%	8/22/27	1,550	1,477
	Amazon.com Inc.	4.550%	12/1/27	2,000	2,000
	Amazon.com Inc.	1.650%	5/12/28	2,125	1,897
	Amazon.com Inc.	3.450%	4/13/29	1,750	1,670
	Amazon.com Inc.	2.100%	5/12/31	4,000	3,388
	Amazon.com Inc.	3.600%	4/13/32	1,750	1,629
	Amazon.com Inc.	4.700%	12/1/32	2,500	2,509
	Amazon.com Inc.	4.800%	12/5/34	975	983
	Amazon.com Inc.	3.875%	8/22/37	2,890	2,609
	Amazon.com Inc.	2.875%	5/12/41	2,150	1,637
	Amazon.com Inc.	4.950%	12/5/44	1,025	1,025
	Amazon.com Inc.	4.050%	8/22/47	3,400	2,963
	Amazon.com Inc.	2.500%	6/3/50	1,798	1,146
	Amazon.com Inc.	3.100%	5/12/51	3,025	2,165
	Amazon.com Inc.	3.950%	4/13/52	1,750	1,470
	Amazon.com Inc.	4.250%	8/22/57	1,085	944
	Amazon.com Inc.	2.700%	6/3/60	1,795	1,112
	Amazon.com Inc.	3.250%	5/12/61	1,500	1,053
	Amazon.com Inc.	4.100%	4/13/62	500	422
[9]	American Honda Finance Corp.	4.600%	4/17/25	500	496
[9]	American Honda Finance Corp.	1.200%	7/8/25	500	475
[9]	American Honda Finance Corp.	1.000%	9/10/25	600	565
[9]	American Honda Finance Corp.	4.950%	1/9/26	600	598
	American Honda Finance Corp.	4.750%	1/12/26	2,300	2,285
[9]	American Honda Finance Corp.	5.250%	7/7/26	600	604
[9]	American Honda Finance Corp.	2.300%	9/9/26	250	235
[9]	American Honda Finance Corp.	2.350%	1/8/27	375	351
	American Honda Finance Corp.	4.900%	3/12/27	600	599
[9]	American Honda Finance Corp.	2.000%	3/24/28	1,300	1,170
[9]	American Honda Finance Corp.	5.125%	7/7/28	600	608
	American Honda Finance Corp.	5.650%	11/15/28	600	619
[9]	American Honda Finance Corp.	2.250%	1/12/29	250	223
	American Honda Finance Corp.	4.900%	3/13/29	400	399
	American Honda Finance Corp.	4.600%	4/17/30	500	492
[9]	American Honda Finance Corp.	4.900%	1/10/34	1,600	1,574
[9]	American University	3.672%	4/1/49	400	323
	Aptiv plc	4.350%	3/15/29	150	145
	Aptiv plc	3.250%	3/1/32	700	609
	Aptiv plc	4.400%	10/1/46	225	178
	Aptiv plc	3.100%	12/1/51	1,300	817
	Aptiv plc	4.150%	5/1/52	900	689

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AutoNation Inc.	4.500%	10/1/25	500	492
	AutoNation Inc.	3.800%	11/15/27	250	236
	AutoNation Inc.	1.950%	8/1/28	1,000	866
	AutoNation Inc.	3.850%	3/1/32	750	667
	AutoZone Inc.	3.250%	4/15/25	748	731
	AutoZone Inc.	3.625%	4/15/25	23	23
	AutoZone Inc.	3.125%	4/21/26	300	289
	AutoZone Inc.	5.050%	7/15/26	500	501
	AutoZone Inc.	3.750%	6/1/27	700	675
	AutoZone Inc.	4.500%	2/1/28	420	414
	AutoZone Inc.	6.250%	11/1/28	500	524
	AutoZone Inc.	3.750%	4/18/29	550	520
	AutoZone Inc.	4.000%	4/15/30	1,400	1,329
	AutoZone Inc.	1.650%	1/15/31	1,158	935
	AutoZone Inc.	4.750%	8/1/32	500	485
	AutoZone Inc.	4.750%	2/1/33	500	483
	AutoZone Inc.	5.200%	8/1/33	500	501
	Best Buy Co. Inc.	4.450%	10/1/28	850	835
	BorgWarner Inc.	2.650%	7/1/27	900	833
	BorgWarner Inc.	4.375%	3/15/45	500	410
[9]	Brown University	2.924%	9/1/50	500	350
	Brunswick Corp.	2.400%	8/18/31	500	398
	Brunswick Corp.	4.400%	9/15/32	500	455
	Brunswick Corp.	5.100%	4/1/52	500	411
[9]	California Endowment	2.498%	4/1/51	150	95
	California Institute of Technology	4.700%	11/1/11	325	290
	California Institute of Technology	3.650%	9/1/19	450	312
[9]	Case Western Reserve University	5.405%	6/1/22	200	196
	Choice Hotels International Inc.	3.700%	12/1/29	500	448
	Claremont Mckenna College	3.775%	1/1/22	275	186
	Darden Restaurants Inc.	3.850%	5/1/27	750	721
	Darden Restaurants Inc.	4.550%	2/15/48	550	454
	Dick's Sporting Goods Inc.	3.150%	1/15/32	600	512
	Dick's Sporting Goods Inc.	4.100%	1/15/52	500	362
	DR Horton Inc.	2.600%	10/15/25	1,485	1,424
[9]	Duke University	2.682%	10/1/44	300	221
[9]	Duke University	2.757%	10/1/50	340	236
[9]	Duke University	2.832%	10/1/55	550	371
	eBay Inc.	5.900%	11/22/25	500	504
	eBay Inc.	1.400%	5/10/26	675	626
	eBay Inc.	3.600%	6/5/27	500	480
	eBay Inc.	2.700%	3/11/30	865	766
	eBay Inc.	2.600%	5/10/31	675	580
	eBay Inc.	6.300%	11/22/32	500	536
	eBay Inc.	4.000%	7/15/42	600	489
	eBay Inc.	3.650%	5/10/51	925	686
[9]	Emory University	2.143%	9/1/30	600	518
[9]	Emory University	2.969%	9/1/50	150	106
[9]	Ford Foundation	2.415%	6/1/50	250	157
[9]	Ford Foundation	2.815%	6/1/70	750	462
	Ford Motor Co.	9.625%	4/22/30	2,150	2,520
	Ford Motor Co.	7.450%	7/16/31	1,757	1,909
	Ford Motor Co.	3.250%	2/12/32	3,087	2,569
	Ford Motor Co.	6.100%	8/19/32	1,407	1,425
	Ford Motor Co.	4.750%	1/15/43	1,611	1,334
	Ford Motor Co.	7.400%	11/1/46	125	136
	Ford Motor Co.	5.291%	12/8/46	1,064	950
	Ford Motor Credit Co. LLC	4.134%	8/4/25	1,125	1,100

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ford Motor Credit Co. LLC	4.542%	8/1/26	239	232
Ford Motor Credit Co. LLC	2.700%	8/10/26	1,227	1,144
Ford Motor Credit Co. LLC	4.271%	1/9/27	286	275
Ford Motor Credit Co. LLC	4.950%	5/28/27	477	465
Ford Motor Credit Co. LLC	4.125%	8/17/27	398	378
Ford Motor Credit Co. LLC	3.815%	11/2/27	239	224
Ford Motor Credit Co. LLC	7.350%	11/4/27	477	500
Ford Motor Credit Co. LLC	2.900%	2/16/28	739	668
Ford Motor Credit Co. LLC	6.800%	5/12/28	477	495
Ford Motor Credit Co. LLC	6.798%	11/7/28	1,250	1,304
Ford Motor Credit Co. LLC	2.900%	2/10/29	486	429
Ford Motor Credit Co. LLC	5.800%	3/8/29	1,500	1,505
Ford Motor Credit Co. LLC	5.113%	5/3/29	473	459
Ford Motor Credit Co. LLC	7.350%	3/6/30	784	836
Ford Motor Credit Co. LLC	7.200%	6/10/30	200	212
Ford Motor Credit Co. LLC	4.000%	11/13/30	1,727	1,543
Ford Motor Credit Co. LLC	6.050%	3/5/31	4,000	4,029
Ford Motor Credit Co. LLC	3.625%	6/17/31	200	173
Ford Motor Credit Co. LLC	7.122%	11/7/33	1,144	1,230
Ford Motor Credit Co. LLC	6.125%	3/8/34	750	754
Fortune Brands Innovations Inc.	4.000%	6/15/25	455	446
Fortune Brands Innovations Inc.	3.250%	9/15/29	400	364
Fortune Brands Innovations Inc.	4.000%	3/25/32	500	457
Fortune Brands Innovations Inc.	5.875%	6/1/33	500	510
Fortune Brands Innovations Inc.	4.500%	3/25/52	500	410
General Motors Co.	4.000%	4/1/25	425	418
General Motors Co.	6.125%	10/1/25	3,300	3,328
General Motors Co.	4.200%	10/1/27	400	388
General Motors Co.	6.800%	10/1/27	1,050	1,100
General Motors Co.	5.000%	10/1/28	650	647
General Motors Co.	5.400%	10/15/29	500	501
General Motors Co.	5.600%	10/15/32	875	885
General Motors Co.	5.000%	4/1/35	1,030	977
General Motors Co.	6.600%	4/1/36	600	638
General Motors Co.	5.150%	4/1/38	825	775
General Motors Co.	6.250%	10/2/43	1,235	1,262
General Motors Co.	5.200%	4/1/45	1,120	1,007
General Motors Co.	6.750%	4/1/46	700	754
General Motors Co.	5.400%	4/1/48	675	618
General Motors Co.	5.950%	4/1/49	900	886
General Motors Financial Co. Inc.	3.800%	4/7/25	750	736
General Motors Financial Co. Inc.	4.350%	4/9/25	1,675	1,654
General Motors Financial Co. Inc.	2.750%	6/20/25	500	483
General Motors Financial Co. Inc.	5.250%	3/1/26	1,175	1,172
General Motors Financial Co. Inc.	5.400%	4/6/26	850	851
General Motors Financial Co. Inc.	1.500%	6/10/26	900	828
General Motors Financial Co. Inc.	4.000%	10/6/26	525	509
General Motors Financial Co. Inc.	4.350%	1/17/27	910	889
General Motors Financial Co. Inc.	5.000%	4/9/27	1,000	993
General Motors Financial Co. Inc.	2.700%	8/20/27	1,500	1,382
General Motors Financial Co. Inc.	3.850%	1/5/28	300	286
General Motors Financial Co. Inc.	2.400%	4/10/28	875	786
General Motors Financial Co. Inc.	5.800%	6/23/28	1,100	1,121
General Motors Financial Co. Inc.	2.400%	10/15/28	365	323
General Motors Financial Co. Inc.	5.800%	1/7/29	2,000	2,036
General Motors Financial Co. Inc.	5.650%	1/17/29	775	785
General Motors Financial Co. Inc.	4.300%	4/6/29	2,000	1,910
General Motors Financial Co. Inc.	3.600%	6/21/30	1,625	1,467

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Motors Financial Co. Inc.	2.350%	1/8/31	500	413
	General Motors Financial Co. Inc.	5.750%	2/8/31	800	808
	General Motors Financial Co. Inc.	2.700%	6/10/31	900	750
	General Motors Financial Co. Inc.	6.400%	1/9/33	500	524
	General Motors Financial Co. Inc.	6.100%	1/7/34	2,000	2,054
	Genuine Parts Co.	1.875%	11/1/30	600	487
	Genuine Parts Co.	6.875%	11/1/33	400	442
[9]	George Washington University	4.300%	9/15/44	550	491
[9]	George Washington University	4.126%	9/15/48	800	692
[9]	Georgetown University	4.315%	4/1/49	378	335
[9]	Georgetown University	2.943%	4/1/50	405	283
	Georgetown University	5.115%	4/1/53	225	228
[9]	Georgetown University	5.215%	10/1/18	243	229
	GXO Logistics Inc.	2.650%	7/15/31	500	408
	Harley-Davidson Inc.	4.625%	7/28/45	500	415
	Hasbro Inc.	3.550%	11/19/26	1,000	953
	Hasbro Inc.	3.900%	11/19/29	725	673
	Hasbro Inc.	6.350%	3/15/40	400	411
	Hasbro Inc.	5.100%	5/15/44	350	301
	Home Depot Inc.	2.700%	4/15/25	750	731
	Home Depot Inc.	3.000%	4/1/26	1,000	965
	Home Depot Inc.	4.950%	9/30/26	500	501
	Home Depot Inc.	2.500%	4/15/27	3,156	2,958
	Home Depot Inc.	0.900%	3/15/28	850	739
	Home Depot Inc.	3.900%	12/6/28	700	680
	Home Depot Inc.	4.900%	4/15/29	500	505
	Home Depot Inc.	2.950%	6/15/29	2,400	2,206
	Home Depot Inc.	2.700%	4/15/30	3,215	2,864
	Home Depot Inc.	1.375%	3/15/31	1,000	798
	Home Depot Inc.	1.875%	9/15/31	700	572
	Home Depot Inc.	3.250%	4/15/32	925	827
	Home Depot Inc.	4.500%	9/15/32	875	859
	Home Depot Inc.	5.875%	12/16/36	2,995	3,213
	Home Depot Inc.	3.300%	4/15/40	2,415	1,922
	Home Depot Inc.	5.950%	4/1/41	833	895
	Home Depot Inc.	4.200%	4/1/43	975	850
	Home Depot Inc.	4.400%	3/15/45	500	444
	Home Depot Inc.	4.250%	4/1/46	1,820	1,574
	Home Depot Inc.	3.900%	6/15/47	900	736
	Home Depot Inc.	4.500%	12/6/48	875	778
	Home Depot Inc.	3.125%	12/15/49	1,042	728
	Home Depot Inc.	3.350%	4/15/50	1,000	731
	Home Depot Inc.	2.375%	3/15/51	1,000	592
	Home Depot Inc.	2.750%	9/15/51	2,000	1,287
	Home Depot Inc.	3.625%	4/15/52	1,250	954
	Home Depot Inc.	4.950%	9/15/52	1,000	953
	Honda Motor Co. Ltd.	2.534%	3/10/27	775	727
	Honda Motor Co. Ltd.	2.967%	3/10/32	1,525	1,351
	Hyatt Hotels Corp.	5.375%	4/23/25	500	499
	Hyatt Hotels Corp.	4.850%	3/15/26	350	346
	Hyatt Hotels Corp.	5.750%	1/30/27	300	305
	Hyatt Hotels Corp.	4.375%	9/15/28	850	825
	Hyatt Hotels Corp.	5.750%	4/23/30	400	410
	JD.com Inc.	3.875%	4/29/26	400	388
	JD.com Inc.	3.375%	1/14/30	300	273
	JD.com Inc.	4.125%	1/14/50	400	315
[9]	Johns Hopkins University	4.705%	7/1/32	375	379
[9]	Johns Hopkins University	4.083%	7/1/53	490	429

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Las Vegas Sands Corp.	3.500%	8/18/26	950	899
	Lear Corp.	3.800%	9/15/27	204	195
	Lear Corp.	4.250%	5/15/29	400	382
	Lear Corp.	3.500%	5/30/30	350	315
	Lear Corp.	2.600%	1/15/32	500	410
	Lear Corp.	5.250%	5/15/49	250	228
	Lear Corp.	3.550%	1/15/52	500	346
	Leggett & Platt Inc.	3.500%	11/15/27	700	655
	Leggett & Platt Inc.	3.500%	11/15/51	500	339
	Leland Stanford Junior University	1.289%	6/1/27	100	90
	Leland Stanford Junior University	3.647%	5/1/48	1,075	891
	Leland Stanford Junior University	2.413%	6/1/50	355	228
	Lennar Corp.	4.750%	5/30/25	1,000	991
	Lennar Corp.	5.250%	6/1/26	1,500	1,499
	Lennar Corp.	4.750%	11/29/27	700	691
	Lowe's Cos. Inc.	4.000%	4/15/25	1,000	986
	Lowe's Cos. Inc.	4.400%	9/8/25	300	296
	Lowe's Cos. Inc.	3.375%	9/15/25	975	950
	Lowe's Cos. Inc.	4.800%	4/1/26	650	646
	Lowe's Cos. Inc.	2.500%	4/15/26	1,700	1,617
	Lowe's Cos. Inc.	3.100%	5/3/27	642	609
	Lowe's Cos. Inc.	1.300%	4/15/28	500	436
	Lowe's Cos. Inc.	1.700%	9/15/28	925	809
	Lowe's Cos. Inc.	3.650%	4/5/29	1,350	1,280
	Lowe's Cos. Inc.	4.500%	4/15/30	1,375	1,345
	Lowe's Cos. Inc.	1.700%	10/15/30	1,000	817
	Lowe's Cos. Inc.	2.625%	4/1/31	800	688
	Lowe's Cos. Inc.	3.750%	4/1/32	1,250	1,148
	Lowe's Cos. Inc.	5.000%	4/15/33	1,000	996
	Lowe's Cos. Inc.	5.150%	7/1/33	650	654
	Lowe's Cos. Inc.	5.000%	4/15/40	525	502
	Lowe's Cos. Inc.	2.800%	9/15/41	925	657
	Lowe's Cos. Inc.	4.250%	9/15/44	63	51
	Lowe's Cos. Inc.	3.700%	4/15/46	1,430	1,095
	Lowe's Cos. Inc.	4.050%	5/3/47	1,650	1,329
	Lowe's Cos. Inc.	4.550%	4/5/49	500	429
	Lowe's Cos. Inc.	5.125%	4/15/50	500	469
	Lowe's Cos. Inc.	3.000%	10/15/50	1,000	655
	Lowe's Cos. Inc.	3.500%	4/1/51	550	394
	Lowe's Cos. Inc.	4.250%	4/1/52	1,650	1,351
	Lowe's Cos. Inc.	5.625%	4/15/53	1,500	1,512
	Lowe's Cos. Inc.	5.750%	7/1/53	650	671
	Lowe's Cos. Inc.	4.450%	4/1/62	1,020	833
	Lowe's Cos. Inc.	5.800%	9/15/62	500	512
	Lowe's Cos. Inc.	5.850%	4/1/63	650	670
	Magna International Inc.	4.150%	10/1/25	300	295
	Magna International Inc.	5.050%	3/14/29	1,000	1,000
	Magna International Inc.	2.450%	6/15/30	500	433
	Marriott International Inc.	3.750%	10/1/25	200	195
[9]	Marriott International Inc.	3.125%	6/15/26	1,809	1,728
[9]	Marriott International Inc.	4.650%	12/1/28	2,000	1,966
	Marriott International Inc.	4.875%	5/15/29	500	495
[9]	Marriott International Inc.	4.625%	6/15/30	1,300	1,265
[9]	Marriott International Inc.	2.850%	4/15/31	1,200	1,034
[9]	Marriott International Inc.	3.500%	10/15/32	850	744
[9]	Marriott International Inc.	2.750%	10/15/33	250	203
	Marriott International Inc.	5.300%	5/15/34	750	741
	Masco Corp.	3.500%	11/15/27	100	94

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Masco Corp.	1.500%	2/15/28	500	438
	Masco Corp.	7.750%	8/1/29	94	104
	Masco Corp.	2.000%	10/1/30	500	410
	Masco Corp.	2.000%	2/15/31	500	409
	Masco Corp.	4.500%	5/15/47	725	618
	Masco Corp.	3.125%	2/15/51	500	338
[9]	Massachusetts Institute of Technology	2.989%	7/1/50	370	269
	Massachusetts Institute of Technology	3.067%	4/1/52	500	366
	Massachusetts Institute of Technology	5.600%	7/1/11	860	939
	Massachusetts Institute of Technology	4.678%	7/1/14	700	641
	Massachusetts Institute of Technology	3.885%	7/1/16	200	152
[9]	McDonald's Corp.	3.375%	5/26/25	459	449
[9]	McDonald's Corp.	3.300%	7/1/25	818	800
[9]	McDonald's Corp.	3.700%	1/30/26	1,125	1,101
[9]	McDonald's Corp.	3.500%	3/1/27	200	193
[9]	McDonald's Corp.	3.500%	7/1/27	2,750	2,637
[9]	McDonald's Corp.	3.800%	4/1/28	500	482
	McDonald's Corp.	4.800%	8/14/28	600	601
[9]	McDonald's Corp.	2.625%	9/1/29	600	541
[9]	McDonald's Corp.	2.125%	3/1/30	600	516
[9]	McDonald's Corp.	3.600%	7/1/30	2,175	2,029
	McDonald's Corp.	4.950%	8/14/33	250	250
[9]	McDonald's Corp.	4.700%	12/9/35	675	656
[9]	McDonald's Corp.	6.300%	3/1/38	100	110
[9]	McDonald's Corp.	5.700%	2/1/39	375	391
[9]	McDonald's Corp.	3.700%	2/15/42	725	589
[9]	McDonald's Corp.	3.625%	5/1/43	400	317
[9]	McDonald's Corp.	4.600%	5/26/45	925	831
[9]	McDonald's Corp.	4.875%	12/9/45	1,225	1,142
[9]	McDonald's Corp.	4.450%	3/1/47	750	655
[9]	McDonald's Corp.	4.450%	9/1/48	900	790
[9]	McDonald's Corp.	3.625%	9/1/49	2,000	1,521
[9]	McDonald's Corp.	4.200%	4/1/50	1,000	836
[9]	McDonald's Corp.	5.150%	9/9/52	500	484
	MDC Holdings Inc.	3.850%	1/15/30	1,000	927
	MDC Holdings Inc.	2.500%	1/15/31	300	258
	MDC Holdings Inc.	6.000%	1/15/43	400	406
	Mercedes-Benz Finance North America LLC	8.500%	1/18/31	605	737
	Mohawk Industries Inc.	5.850%	9/18/28	500	515
	Mohawk Industries Inc.	3.625%	5/15/30	375	346
	NIKE Inc.	2.375%	11/1/26	1,000	942
	NIKE Inc.	2.750%	3/27/27	650	616
	NIKE Inc.	2.850%	3/27/30	1,575	1,423
	NIKE Inc.	3.250%	3/27/40	1,050	844
	NIKE Inc.	3.625%	5/1/43	525	432
	NIKE Inc.	3.875%	11/1/45	700	585
	NIKE Inc.	3.375%	3/27/50	1,625	1,228
[9]	Northwestern University	4.643%	12/1/44	350	335
[9]	Northwestern University	2.640%	12/1/50	245	166
[9]	Northwestern University	3.662%	12/1/57	200	159
	NVR Inc.	3.000%	5/15/30	1,250	1,110
	O'Reilly Automotive Inc.	3.550%	3/15/26	500	485
	O'Reilly Automotive Inc.	5.750%	11/20/26	600	610

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	O'Reilly Automotive Inc.	3.600%	9/1/27	1,300	1,242
	O'Reilly Automotive Inc.	4.200%	4/1/30	350	334
	O'Reilly Automotive Inc.	1.750%	3/15/31	500	404
	Owens Corning	3.400%	8/15/26	500	480
	Owens Corning	3.950%	8/15/29	375	356
	Owens Corning	3.875%	6/1/30	100	93
	Owens Corning	7.000%	12/1/36	18	20
	Owens Corning	4.300%	7/15/47	1,150	950
	Owens Corning	4.400%	1/30/48	525	436
[9]	President & Fellows of Harvard College	4.609%	2/15/35	500	499
	President & Fellows of Harvard College	4.875%	10/15/40	250	248
	President & Fellows of Harvard College	3.150%	7/15/46	400	305
	President & Fellows of Harvard College	2.517%	10/15/50	725	477
	President & Fellows of Harvard College	3.745%	11/15/52	500	417
	PulteGroup Inc.	5.500%	3/1/26	700	701
	PulteGroup Inc.	5.000%	1/15/27	975	972
	PulteGroup Inc.	6.375%	5/15/33	1,000	1,063
	PVH Corp.	4.625%	7/10/25	500	493
	Ralph Lauren Corp.	3.750%	9/15/25	100	98
	Ralph Lauren Corp.	2.950%	6/15/30	700	628
[9]	Rockefeller Foundation	2.492%	10/1/50	1,000	644
	Ross Stores Inc.	4.600%	4/15/25	575	570
	Ross Stores Inc.	1.875%	4/15/31	400	328
	Sands China Ltd.	5.125%	8/8/25	1,450	1,430
	Sands China Ltd.	4.050%	1/8/26	650	624
	Sands China Ltd.	2.300%	3/8/27	575	521
	Sands China Ltd.	5.400%	8/8/28	1,550	1,520
	Sands China Ltd.	2.850%	3/8/29	525	456
	Sands China Ltd.	4.625%	6/18/30	575	527
	Sands China Ltd.	3.250%	8/8/31	475	397
	Snap-on Inc.	3.250%	3/1/27	225	217
	Snap-on Inc.	4.100%	3/1/48	275	232
	Snap-on Inc.	3.100%	5/1/50	400	284
	Stanley Black & Decker Inc.	3.400%	3/1/26	375	362
	Stanley Black & Decker Inc.	4.250%	11/15/28	375	364
	Stanley Black & Decker Inc.	2.300%	3/15/30	1,500	1,269
	Stanley Black & Decker Inc.	5.200%	9/1/40	300	286
	Stanley Black & Decker Inc.	4.850%	11/15/48	400	351
[9]	Stanley Black & Decker Inc.	4.000%	3/15/60	165	145
	Starbucks Corp.	2.450%	6/15/26	665	629
	Starbucks Corp.	4.850%	2/8/27	850	848
	Starbucks Corp.	3.500%	3/1/28	500	476
	Starbucks Corp.	4.000%	11/15/28	250	243
	Starbucks Corp.	3.550%	8/15/29	700	661
	Starbucks Corp.	2.250%	3/12/30	600	518
	Starbucks Corp.	2.550%	11/15/30	2,000	1,734
	Starbucks Corp.	4.900%	2/15/31	500	498
	Starbucks Corp.	3.000%	2/14/32	1,000	875
	Starbucks Corp.	5.000%	2/15/34	750	743
	Starbucks Corp.	4.300%	6/15/45	200	173
	Starbucks Corp.	4.500%	11/15/48	1,685	1,476
	Starbucks Corp.	3.350%	3/12/50	700	500
	Starbucks Corp.	3.500%	11/15/50	1,000	742
	Tapestry Inc.	7.050%	11/27/25	600	612

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tapestry Inc.	7.000%	11/27/26	600	618
[9]	Tapestry Inc.	4.125%	7/15/27	109	104
	Tapestry Inc.	7.350%	11/27/28	800	843
	Tapestry Inc.	7.700%	11/27/30	800	853
[9]	Tapestry Inc.	3.050%	3/15/32	500	410
	Tapestry Inc.	7.850%	11/27/33	1,000	1,085
	Thomas Jefferson University	3.847%	11/1/57	500	376
	TJX Cos. Inc.	2.250%	9/15/26	750	707
	TJX Cos. Inc.	1.150%	5/15/28	500	434
	TJX Cos. Inc.	4.500%	4/15/50	750	692
	Toll Brothers Finance Corp.	4.350%	2/15/28	750	725
	Toyota Motor Corp.	1.339%	3/25/26	1,000	933
	Toyota Motor Corp.	5.275%	7/13/26	500	503
	Toyota Motor Corp.	5.118%	7/13/28	1,500	1,530
	Toyota Motor Corp.	2.760%	7/2/29	400	370
	Toyota Motor Corp.	5.123%	7/13/33	500	527
[9]	Toyota Motor Credit Corp.	3.400%	4/14/25	1,850	1,815
	Toyota Motor Credit Corp.	3.950%	6/30/25	500	493
	Toyota Motor Credit Corp.	5.600%	9/11/25	600	604
[9]	Toyota Motor Credit Corp.	0.800%	10/16/25	3,700	3,469
[9]	Toyota Motor Credit Corp.	4.800%	1/5/26	650	648
	Toyota Motor Credit Corp.	4.450%	5/18/26	719	712
[9]	Toyota Motor Credit Corp.	1.125%	6/18/26	1,500	1,381
[9]	Toyota Motor Credit Corp.	5.000%	8/14/26	500	501
	Toyota Motor Credit Corp.	5.400%	11/20/26	700	708
[9]	Toyota Motor Credit Corp.	3.200%	1/11/27	850	813
[9]	Toyota Motor Credit Corp.	1.900%	1/13/27	300	277
[9]	Toyota Motor Credit Corp.	5.000%	3/19/27	500	502
[9]	Toyota Motor Credit Corp.	3.050%	3/22/27	1,000	951
[9]	Toyota Motor Credit Corp.	1.150%	8/13/27	1,350	1,199
[9]	Toyota Motor Credit Corp.	4.550%	9/20/27	875	866
	Toyota Motor Credit Corp.	5.450%	11/10/27	700	714
[9]	Toyota Motor Credit Corp.	3.050%	1/11/28	850	802
	Toyota Motor Credit Corp.	4.625%	1/12/28	650	648
[9]	Toyota Motor Credit Corp.	1.900%	4/6/28	650	584
[9]	Toyota Motor Credit Corp.	5.250%	9/11/28	600	611
[9]	Toyota Motor Credit Corp.	4.650%	1/5/29	650	646
	Toyota Motor Credit Corp.	3.650%	1/8/29	1,450	1,382
[9]	Toyota Motor Credit Corp.	4.450%	6/29/29	750	740
[9]	Toyota Motor Credit Corp.	2.150%	2/13/30	625	541
[9]	Toyota Motor Credit Corp.	3.375%	4/1/30	1,400	1,293
	Toyota Motor Credit Corp.	4.550%	5/17/30	904	890
	Toyota Motor Credit Corp.	5.550%	11/20/30	700	724
	Toyota Motor Credit Corp.	5.100%	3/21/31	500	504
	Toyota Motor Credit Corp.	1.900%	9/12/31	1,000	819
[9]	Toyota Motor Credit Corp.	2.400%	1/13/32	160	135
[9]	Toyota Motor Credit Corp.	4.800%	1/5/34	650	639
	Tractor Supply Co.	1.750%	11/1/30	400	324
	Tractor Supply Co.	5.250%	5/15/33	500	503
[9]	Trustees of Boston College	3.129%	7/1/52	300	221
[9]	Trustees of Boston University	4.061%	10/1/48	220	192
	Trustees of Princeton University	5.700%	3/1/39	620	682
[9]	Trustees of Princeton University	2.516%	7/1/50	565	379
	Trustees of Princeton University	4.201%	3/1/52	300	273
[9]	Trustees of the University of Pennsylvania	2.396%	10/1/50	325	201
	Trustees of the University of Pennsylvania	4.674%	9/1/12	450	419

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	University of Chicago	2.547%	4/1/50	800	549
	University of Chicago	3.000%	10/1/52	175	126
[9]	University of Chicago	4.003%	10/1/53	390	328
[9]	University of Miami	4.063%	4/1/52	500	422
[9]	University of Notre Dame du Lac	3.438%	2/15/45	890	726
[9]	University of Notre Dame du Lac	3.394%	2/15/48	325	257
[9]	University of Southern California	3.028%	10/1/39	525	424
[9]	University of Southern California	3.841%	10/1/47	500	420
[9]	University of Southern California	2.945%	10/1/51	325	230
	University of Southern California	4.976%	10/1/53	200	201
	University of Southern California	5.250%	10/1/11	275	283
[9]	University of Southern California	3.226%	10/1/20	300	188
	VF Corp.	2.400%	4/23/25	600	578
	VF Corp.	2.800%	4/23/27	700	637
	VF Corp.	2.950%	4/23/30	594	491
[9]	Washington University	3.524%	4/15/54	500	386
	Washington University	4.349%	4/15/22	350	294
	Whirlpool Corp.	4.750%	2/26/29	600	590
	Whirlpool Corp.	5.500%	3/1/33	250	252
	Whirlpool Corp.	5.750%	3/1/34	200	201
	Whirlpool Corp.	4.500%	6/1/46	887	726
	Whirlpool Corp.	4.600%	5/15/50	200	164
[9]	William Marsh Rice University	3.574%	5/15/45	715	597
[9]	Yale University	0.873%	4/15/25	325	311
[9]	Yale University	1.482%	4/15/30	325	273
[9]	Yale University	2.402%	4/15/50	500	323
					364,251
Consumer Staples (0.7%)
	Ahold Finance USA LLC	6.875%	5/1/29	425	463
	Altria Group Inc.	2.350%	5/6/25	525	508
	Altria Group Inc.	4.400%	2/14/26	1,200	1,182
	Altria Group Inc.	2.625%	9/16/26	350	330
	Altria Group Inc.	4.800%	2/14/29	1,525	1,509
	Altria Group Inc.	3.400%	5/6/30	775	704
	Altria Group Inc.	2.450%	2/4/32	1,000	812
	Altria Group Inc.	5.800%	2/14/39	1,375	1,394
	Altria Group Inc.	3.400%	2/4/41	1,100	807
	Altria Group Inc.	4.250%	8/9/42	710	582
	Altria Group Inc.	4.500%	5/2/43	675	568
	Altria Group Inc.	5.375%	1/31/44	2,075	2,045
	Altria Group Inc.	3.875%	9/16/46	400	299
	Altria Group Inc.	5.950%	2/14/49	1,245	1,266
	Altria Group Inc.	4.450%	5/6/50	1,010	804
	Altria Group Inc.	3.700%	2/4/51	1,000	699
	Altria Group Inc.	6.200%	2/14/59	416	429
	Altria Group Inc.	4.000%	2/4/61	500	366
[9]	Anheuser-Busch Cos. LLC	3.650%	2/1/26	1,241	1,213
[9]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	5,820	5,648
[9]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	12,682	12,053
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	850	818
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	675	621
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	2,275	2,140
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	3,929	3,833
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	2,580	2,579
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	3,700	3,444

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Anheuser-Busch InBev Worldwide Inc.	5.000%	6/15/34	750	753
Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	1,225	1,139
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	735	953
Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	2,030	2,095
Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	1,000	907
Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	1,660	1,617
Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	527	480
Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	787	699
Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	2,300	2,399
Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	600	554
Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	1,000	1,077
Archer-Daniels-Midland Co.	2.500%	8/11/26	899	850
Archer-Daniels-Midland Co.	3.250%	3/27/30	675	617
Archer-Daniels-Midland Co.	2.900%	3/1/32	583	503
Archer-Daniels-Midland Co.	5.935%	10/1/32	280	298
Archer-Daniels-Midland Co.	3.750%	9/15/47	300	232
Archer-Daniels-Midland Co.	4.500%	3/15/49	525	461
Archer-Daniels-Midland Co.	2.700%	9/15/51	500	319
Avery Dennison Corp.	4.875%	12/6/28	300	297
Avery Dennison Corp.	2.650%	4/30/30	750	655
Avery Dennison Corp.	5.750%	3/15/33	500	521
BAT Capital Corp.	4.700%	4/2/27	2,750	2,705
BAT Capital Corp.	3.557%	8/15/27	929	879
BAT Capital Corp.	2.259%	3/25/28	1,425	1,270
BAT Capital Corp.	3.462%	9/6/29	200	182
BAT Capital Corp.	6.343%	8/2/30	650	677
BAT Capital Corp.	5.834%	2/20/31	750	760
BAT Capital Corp.	2.726%	3/25/31	1,750	1,473
BAT Capital Corp.	4.742%	3/16/32	1,000	956
BAT Capital Corp.	7.750%	10/19/32	2,000	2,258
BAT Capital Corp.	6.421%	8/2/33	650	680
BAT Capital Corp.	6.000%	2/20/34	763	772
BAT Capital Corp.	4.390%	8/15/37	1,775	1,492
BAT Capital Corp.	3.734%	9/25/40	1,000	743
BAT Capital Corp.	4.540%	8/15/47	1,138	877
BAT Capital Corp.	5.282%	4/2/50	1,725	1,479
BAT Capital Corp.	3.984%	9/25/50	925	651
BAT Capital Corp.	5.650%	3/16/52	1,000	903
BAT Capital Corp.	7.081%	8/2/53	600	648
BAT International Finance plc	1.668%	3/25/26	750	698
BAT International Finance plc	5.931%	2/2/29	650	667
Brown-Forman Corp.	3.500%	4/15/25	350	343
Brown-Forman Corp.	4.750%	4/15/33	500	495
Brown-Forman Corp.	4.500%	7/15/45	395	354
Bunge Ltd. Finance Corp.	3.250%	8/15/26	1,293	1,236
Bunge Ltd. Finance Corp.	3.750%	9/25/27	500	480
Bunge Ltd. Finance Corp.	2.750%	5/14/31	1,000	860
Campbell Soup Co.	4.150%	3/15/28	625	606

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Campbell Soup Co.	5.200%	3/21/29	300	301
	Campbell Soup Co.	2.375%	4/24/30	400	343
	Campbell Soup Co.	5.400%	3/21/34	500	503
	Campbell Soup Co.	4.800%	3/15/48	550	489
	Campbell Soup Co.	3.125%	4/24/50	525	348
	Church & Dwight Co. Inc.	3.150%	8/1/27	350	332
	Church & Dwight Co. Inc.	3.950%	8/1/47	325	263
	Church & Dwight Co. Inc.	5.000%	6/15/52	500	472
	Clorox Co.	3.100%	10/1/27	650	614
	Clorox Co.	3.900%	5/15/28	400	387
	Clorox Co.	1.800%	5/15/30	1,100	919
	Coca-Cola Co.	3.375%	3/25/27	1,250	1,211
	Coca-Cola Co.	2.900%	5/25/27	2,088	1,987
	Coca-Cola Co.	1.450%	6/1/27	100	91
	Coca-Cola Co.	1.500%	3/5/28	500	447
	Coca-Cola Co.	1.000%	3/15/28	821	720
	Coca-Cola Co.	2.125%	9/6/29	2,300	2,041
	Coca-Cola Co.	3.450%	3/25/30	900	847
	Coca-Cola Co.	1.650%	6/1/30	2,125	1,792
	Coca-Cola Co.	1.375%	3/15/31	1,250	1,015
	Coca-Cola Co.	2.250%	1/5/32	1,000	851
	Coca-Cola Co.	4.125%	3/25/40	350	314
	Coca-Cola Co.	2.500%	6/1/40	1,300	943
	Coca-Cola Co.	4.200%	3/25/50	525	466
	Coca-Cola Co.	2.600%	6/1/50	1,550	1,012
	Coca-Cola Co.	3.000%	3/5/51	1,000	710
	Coca-Cola Co.	2.500%	3/15/51	2,225	1,408
	Coca-Cola Co.	2.750%	6/1/60	200	130
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	350	342
	Coca-Cola Femsa SAB de CV	2.750%	1/22/30	600	531
	Coca-Cola Femsa SAB de CV	1.850%	9/1/32	500	392
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	650	640
	Colgate-Palmolive Co.	3.100%	8/15/27	1,000	956
	Colgate-Palmolive Co.	4.600%	3/1/28	500	505
	Colgate-Palmolive Co.	3.250%	8/15/32	500	452
	Colgate-Palmolive Co.	4.600%	3/1/33	1,250	1,252
[9]	Colgate-Palmolive Co.	4.000%	8/15/45	550	484
	Conagra Brands Inc.	4.600%	11/1/25	1,038	1,024
	Conagra Brands Inc.	7.000%	10/1/28	100	108
	Conagra Brands Inc.	8.250%	9/15/30	250	288
	Conagra Brands Inc.	5.300%	11/1/38	700	666
	Conagra Brands Inc.	5.400%	11/1/48	400	376
	Constellation Brands Inc.	4.400%	11/15/25	400	394
	Constellation Brands Inc.	4.750%	12/1/25	500	496
	Constellation Brands Inc.	5.000%	2/2/26	225	224
	Constellation Brands Inc.	3.700%	12/6/26	2,919	2,815
	Constellation Brands Inc.	3.500%	5/9/27	450	429
	Constellation Brands Inc.	3.600%	2/15/28	1,700	1,614
	Constellation Brands Inc.	4.650%	11/15/28	250	246
	Constellation Brands Inc.	4.800%	1/15/29	500	496
	Constellation Brands Inc.	3.150%	8/1/29	625	570
	Constellation Brands Inc.	2.875%	5/1/30	1,275	1,129
	Constellation Brands Inc.	2.250%	8/1/31	700	578
	Constellation Brands Inc.	4.500%	5/9/47	408	349
	Constellation Brands Inc.	4.100%	2/15/48	275	224
	Constellation Brands Inc.	5.250%	11/15/48	1,075	1,028
	Constellation Brands Inc.	3.750%	5/1/50	275	210
	Costco Wholesale Corp.	3.000%	5/18/27	800	765

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Costco Wholesale Corp.	1.375%	6/20/27	3,220	2,913
Costco Wholesale Corp.	1.600%	4/20/30	1,000	842
Costco Wholesale Corp.	1.750%	4/20/32	5,550	4,498
Delhaize America LLC	9.000%	4/15/31	475	555
Diageo Capital plc	1.375%	9/29/25	550	521
Diageo Capital plc	5.300%	10/24/27	1,000	1,014
Diageo Capital plc	2.375%	10/24/29	800	707
Diageo Capital plc	2.000%	4/29/30	1,000	851
Diageo Capital plc	2.125%	4/29/32	675	551
Diageo Capital plc	5.875%	9/30/36	250	270
Diageo Capital plc	3.875%	4/29/43	400	341
Diageo Investment Corp.	7.450%	4/15/35	325	385
Dollar General Corp.	4.150%	11/1/25	500	490
Dollar General Corp.	3.875%	4/15/27	550	531
Dollar General Corp.	4.125%	5/1/28	400	388
Dollar General Corp.	5.200%	7/5/28	600	603
Dollar General Corp.	5.000%	11/1/32	700	691
Dollar General Corp.	5.450%	7/5/33	800	803
Dollar General Corp.	4.125%	4/3/50	860	670
Dollar Tree Inc.	4.000%	5/15/25	1,450	1,426
Dollar Tree Inc.	3.375%	12/1/51	500	335
Estee Lauder Cos. Inc.	3.150%	3/15/27	2,062	1,976
Estee Lauder Cos. Inc.	4.375%	5/15/28	500	493
Estee Lauder Cos. Inc.	2.375%	12/1/29	525	461
Estee Lauder Cos. Inc.	2.600%	4/15/30	600	528
Estee Lauder Cos. Inc.	1.950%	3/15/31	500	414
Estee Lauder Cos. Inc.	4.650%	5/15/33	500	490
Estee Lauder Cos. Inc.	5.000%	2/14/34	550	546
Estee Lauder Cos. Inc.	6.000%	5/15/37	150	162
Estee Lauder Cos. Inc.	4.375%	6/15/45	375	326
Estee Lauder Cos. Inc.	3.125%	12/1/49	450	310
Estee Lauder Cos. Inc.	5.150%	5/15/53	500	486
Flowers Foods Inc.	3.500%	10/1/26	350	336
Flowers Foods Inc.	2.400%	3/15/31	1,000	837
Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	1,600	1,180
General Mills Inc.	4.700%	1/30/27	500	496
General Mills Inc.	4.200%	4/17/28	1,100	1,072
General Mills Inc.	5.500%	10/17/28	900	919
General Mills Inc.	2.875%	4/15/30	550	490
General Mills Inc.	2.250%	10/14/31	750	620
General Mills Inc.	4.950%	3/29/33	850	841
General Mills Inc.	5.400%	6/15/40	350	350
General Mills Inc.	3.000%	2/1/51	598	393
Haleon US Capital LLC	3.375%	3/24/27	2,500	2,392
Haleon US Capital LLC	3.375%	3/24/29	500	465
Haleon US Capital LLC	3.625%	3/24/32	3,000	2,703
Hershey Co.	0.900%	6/1/25	175	167
Hershey Co.	3.200%	8/21/25	455	444
Hershey Co.	4.250%	5/4/28	500	495
Hershey Co.	4.500%	5/4/33	500	494
Hershey Co.	3.125%	11/15/49	275	199
Hormel Foods Corp.	4.800%	3/30/27	500	499
Hormel Foods Corp.	1.700%	6/3/28	500	443
Hormel Foods Corp.	1.800%	6/11/30	775	649
Hormel Foods Corp.	3.050%	6/3/51	750	513
Ingredion Inc.	3.200%	10/1/26	400	381
Ingredion Inc.	2.900%	6/1/30	600	531

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	J M Smucker Co.	3.375%	12/15/27	300	284
	J M Smucker Co.	5.900%	11/15/28	301	312
	J M Smucker Co.	2.375%	3/15/30	350	303
	J M Smucker Co.	2.125%	3/15/32	500	404
	J M Smucker Co.	6.200%	11/15/33	800	854
	J M Smucker Co.	4.250%	3/15/35	400	365
	J M Smucker Co.	2.750%	9/15/41	250	169
	J M Smucker Co.	6.500%	11/15/43	600	651
	J M Smucker Co.	4.375%	3/15/45	100	86
	J M Smucker Co.	6.500%	11/15/53	800	887
	JBS USA LUX SA	2.500%	1/15/27	825	760
	JBS USA LUX SA	5.125%	2/1/28	500	492
	JBS USA LUX SA	5.750%	4/1/33	1,000	985
[12]	JBS USA LUX SA	6.750%	3/15/34	2,509	2,636
	JBS USA LUX SA	4.375%	2/2/52	2,600	1,882
	JBS USA LUX SA	6.500%	12/1/52	1,650	1,632
[12]	JBS USA LUX SA	7.250%	11/15/53	578	621
	Kellanova	3.250%	4/1/26	950	916
	Kellanova	3.400%	11/15/27	950	899
	Kellanova	4.300%	5/15/28	425	415
	Kellanova	2.100%	6/1/30	500	425
[9]	Kellanova	7.450%	4/1/31	500	562
	Kenvue Inc.	5.050%	3/22/28	1,250	1,264
	Kenvue Inc.	5.000%	3/22/30	850	859
	Kenvue Inc.	4.900%	3/22/33	1,500	1,499
	Kenvue Inc.	5.100%	3/22/43	520	517
	Kenvue Inc.	5.050%	3/22/53	850	831
	Kenvue Inc.	5.200%	3/22/63	650	643
	Keurig Dr Pepper Inc.	4.417%	5/25/25	209	207
	Keurig Dr Pepper Inc.	3.400%	11/15/25	250	243
	Keurig Dr Pepper Inc.	2.550%	9/15/26	325	306
[9]	Keurig Dr Pepper Inc.	5.100%	3/15/27	500	500
	Keurig Dr Pepper Inc.	3.430%	6/15/27	375	357
	Keurig Dr Pepper Inc.	5.050%	3/15/29	500	501
	Keurig Dr Pepper Inc.	3.950%	4/15/29	1,000	955
	Keurig Dr Pepper Inc.	3.200%	5/1/30	612	552
[9]	Keurig Dr Pepper Inc.	2.250%	3/15/31	500	417
[9]	Keurig Dr Pepper Inc.	5.200%	3/15/31	700	702
	Keurig Dr Pepper Inc.	4.050%	4/15/32	1,000	932
	Keurig Dr Pepper Inc.	5.300%	3/15/34	500	502
	Keurig Dr Pepper Inc.	4.500%	11/15/45	1,000	876
	Keurig Dr Pepper Inc.	4.420%	12/15/46	325	278
	Keurig Dr Pepper Inc.	3.800%	5/1/50	575	440
	Keurig Dr Pepper Inc.	3.350%	3/15/51	500	351
	Keurig Dr Pepper Inc.	4.500%	4/15/52	1,500	1,286
	Kimberly-Clark Corp.	3.050%	8/15/25	100	97
	Kimberly-Clark Corp.	2.750%	2/15/26	350	337
	Kimberly-Clark Corp.	1.050%	9/15/27	600	530
	Kimberly-Clark Corp.	3.950%	11/1/28	100	98
	Kimberly-Clark Corp.	3.200%	4/25/29	575	537
	Kimberly-Clark Corp.	3.100%	3/26/30	560	513
	Kimberly-Clark Corp.	2.000%	11/2/31	500	414
	Kimberly-Clark Corp.	6.625%	8/1/37	200	232
	Kimberly-Clark Corp.	5.300%	3/1/41	700	709
	Kimberly-Clark Corp.	3.200%	7/30/46	325	240
	Kimberly-Clark Corp.	3.900%	5/4/47	550	451
	Kimberly-Clark Corp.	2.875%	2/7/50	415	286
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	153	153

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kraft Heinz Foods Co.	3.000%	6/1/26	1,850	1,770
	Kraft Heinz Foods Co.	3.875%	5/15/27	1,200	1,162
	Kraft Heinz Foods Co.	3.750%	4/1/30	750	704
	Kraft Heinz Foods Co.	4.250%	3/1/31	1,000	957
	Kraft Heinz Foods Co.	6.875%	1/26/39	400	452
	Kraft Heinz Foods Co.	6.500%	2/9/40	750	816
	Kraft Heinz Foods Co.	5.200%	7/15/45	2,300	2,179
	Kraft Heinz Foods Co.	4.375%	6/1/46	4,425	3,734
	Kraft Heinz Foods Co.	4.875%	10/1/49	1,450	1,313
	Kraft Heinz Foods Co.	5.500%	6/1/50	1,000	988
	Kroger Co.	3.500%	2/1/26	500	486
	Kroger Co.	2.650%	10/15/26	500	471
	Kroger Co.	4.500%	1/15/29	500	493
[9]	Kroger Co.	7.700%	6/1/29	200	223
	Kroger Co.	8.000%	9/15/29	750	848
	Kroger Co.	2.200%	5/1/30	1,250	1,063
	Kroger Co.	1.700%	1/15/31	700	565
	Kroger Co.	6.900%	4/15/38	300	337
	Kroger Co.	5.400%	7/15/40	250	244
	Kroger Co.	5.000%	4/15/42	650	615
	Kroger Co.	5.150%	8/1/43	350	328
	Kroger Co.	4.450%	2/1/47	679	584
	Kroger Co.	4.650%	1/15/48	925	813
	Kroger Co.	3.950%	1/15/50	700	557
	McCormick & Co. Inc.	3.400%	8/15/27	700	665
	McCormick & Co. Inc.	2.500%	4/15/30	2,300	1,997
	McCormick & Co. Inc.	1.850%	2/15/31	500	405
	McCormick & Co. Inc.	4.200%	8/15/47	75	63
	Mead Johnson Nutrition Co.	4.125%	11/15/25	1,235	1,211
	Mead Johnson Nutrition Co.	5.900%	11/1/39	640	664
	Mead Johnson Nutrition Co.	4.600%	6/1/44	750	672
	Molson Coors Beverage Co.	3.000%	7/15/26	1,650	1,575
	Molson Coors Beverage Co.	5.000%	5/1/42	1,150	1,089
	Molson Coors Beverage Co.	4.200%	7/15/46	1,735	1,451
	Mondelez International Inc.	1.500%	5/4/25	400	384
	Mondelez International Inc.	2.625%	3/17/27	700	656
	Mondelez International Inc.	4.750%	2/20/29	475	472
	Mondelez International Inc.	2.750%	4/13/30	896	798
	Mondelez International Inc.	1.500%	2/4/31	1,250	999
	Mondelez International Inc.	3.000%	3/17/32	250	217
	Mondelez International Inc.	1.875%	10/15/32	500	398
	Mondelez International Inc.	2.625%	9/4/50	1,000	629
	PepsiCo Inc.	2.750%	4/30/25	975	951
	PepsiCo Inc.	3.500%	7/17/25	1,425	1,396
	PepsiCo Inc.	5.250%	11/10/25	500	503
	PepsiCo Inc.	2.850%	2/24/26	575	555
	PepsiCo Inc.	5.125%	11/10/26	500	504
	PepsiCo Inc.	2.625%	3/19/27	375	354
	PepsiCo Inc.	3.000%	10/15/27	1,225	1,160
	PepsiCo Inc.	4.450%	5/15/28	2,625	2,626
	PepsiCo Inc.	2.750%	3/19/30	1,225	1,103
	PepsiCo Inc.	1.625%	5/1/30	1,725	1,447
	PepsiCo Inc.	1.400%	2/25/31	750	606
	PepsiCo Inc.	4.450%	2/15/33	250	251
	PepsiCo Inc.	3.500%	3/19/40	1,325	1,102
	PepsiCo Inc.	2.625%	10/21/41	1,000	726
	PepsiCo Inc.	4.000%	3/5/42	541	488
	PepsiCo Inc.	3.600%	8/13/42	725	593

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PepsiCo Inc.	4.250%	10/22/44	475	417
	PepsiCo Inc.	4.450%	4/14/46	1,650	1,520
	PepsiCo Inc.	3.450%	10/6/46	1,675	1,313
	PepsiCo Inc.	3.375%	7/29/49	850	648
	PepsiCo Inc.	2.875%	10/15/49	875	608
	PepsiCo Inc.	3.625%	3/19/50	785	625
	PepsiCo Inc.	2.750%	10/21/51	500	334
	PepsiCo Inc.	3.875%	3/19/60	300	244
	Philip Morris International Inc.	1.500%	5/1/25	950	913
	Philip Morris International Inc.	3.375%	8/11/25	475	464
	Philip Morris International Inc.	5.000%	11/17/25	875	873
	Philip Morris International Inc.	4.875%	2/13/26	500	498
	Philip Morris International Inc.	2.750%	2/25/26	505	484
	Philip Morris International Inc.	0.875%	5/1/26	500	459
	Philip Morris International Inc.	4.750%	2/12/27	700	696
	Philip Morris International Inc.	3.125%	8/17/27	425	402
	Philip Morris International Inc.	5.125%	11/17/27	1,375	1,382
	Philip Morris International Inc.	4.875%	2/15/28	1,000	998
	Philip Morris International Inc.	3.125%	3/2/28	400	373
	Philip Morris International Inc.	4.875%	2/13/29	850	845
	Philip Morris International Inc.	3.375%	8/15/29	600	556
	Philip Morris International Inc.	5.625%	11/17/29	1,125	1,159
	Philip Morris International Inc.	5.125%	2/15/30	1,500	1,500
	Philip Morris International Inc.	2.100%	5/1/30	1,575	1,338
	Philip Morris International Inc.	5.500%	9/7/30	173	176
	Philip Morris International Inc.	1.750%	11/1/30	500	408
	Philip Morris International Inc.	5.125%	2/13/31	1,750	1,739
	Philip Morris International Inc.	5.750%	11/17/32	1,960	2,023
	Philip Morris International Inc.	5.375%	2/15/33	1,000	1,007
	Philip Morris International Inc.	5.625%	9/7/33	235	240
	Philip Morris International Inc.	5.250%	2/13/34	1,500	1,486
	Philip Morris International Inc.	6.375%	5/16/38	575	629
	Philip Morris International Inc.	4.375%	11/15/41	1,175	1,015
	Philip Morris International Inc.	4.500%	3/20/42	550	481
	Philip Morris International Inc.	3.875%	8/21/42	75	60
	Philip Morris International Inc.	4.125%	3/4/43	875	724
	Philip Morris International Inc.	4.875%	11/15/43	530	485
	Philip Morris International Inc.	4.250%	11/10/44	2,000	1,676
	Pilgrim's Pride Corp.	3.500%	3/1/32	1,000	848
	Procter & Gamble Co.	0.550%	10/29/25	800	748
	Procter & Gamble Co.	2.450%	11/3/26	800	757
	Procter & Gamble Co.	2.800%	3/25/27	4,000	3,806
	Procter & Gamble Co.	3.950%	1/26/28	2,200	2,170
	Procter & Gamble Co.	4.350%	1/29/29	500	499
	Procter & Gamble Co.	3.000%	3/25/30	2,055	1,893
	Procter & Gamble Co.	1.200%	10/29/30	625	512
	Procter & Gamble Co.	4.550%	1/29/34	2,500	2,486
	Procter & Gamble Co.	5.550%	3/5/37	625	673
	Procter & Gamble Co.	3.550%	3/25/40	1,294	1,110
	Procter & Gamble Co.	3.500%	10/25/47	413	333
	Reynolds American Inc.	4.450%	6/12/25	2,623	2,588
	Reynolds American Inc.	5.700%	8/15/35	1,075	1,050
	Reynolds American Inc.	7.250%	6/15/37	325	351
[9]	Reynolds American Inc.	8.125%	5/1/40	400	463
[9]	Reynolds American Inc.	7.000%	8/4/41	150	156
	Reynolds American Inc.	6.150%	9/15/43	400	398
	Reynolds American Inc.	5.850%	8/15/45	1,985	1,846
	Sysco Corp.	3.750%	10/1/25	1,086	1,060

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sysco Corp.	3.300%	7/15/26	975	936
	Sysco Corp.	3.250%	7/15/27	925	874
	Sysco Corp.	5.750%	1/17/29	500	515
	Sysco Corp.	5.950%	4/1/30	564	588
	Sysco Corp.	2.450%	12/14/31	500	418
	Sysco Corp.	6.000%	1/17/34	1,900	2,023
	Sysco Corp.	6.600%	4/1/40	735	814
	Sysco Corp.	4.850%	10/1/45	125	114
	Sysco Corp.	4.500%	4/1/46	408	357
	Sysco Corp.	4.450%	3/15/48	408	347
	Sysco Corp.	3.300%	2/15/50	425	304
	Sysco Corp.	6.600%	4/1/50	950	1,085
	Sysco Corp.	3.150%	12/14/51	600	411
	Target Corp.	2.250%	4/15/25	500	486
	Target Corp.	2.500%	4/15/26	1,075	1,031
	Target Corp.	1.950%	1/15/27	600	558
	Target Corp.	3.375%	4/15/29	850	803
	Target Corp.	2.650%	9/15/30	1,750	1,547
	Target Corp.	4.500%	9/15/32	500	490
	Target Corp.	4.400%	1/15/33	1,500	1,459
	Target Corp.	6.500%	10/15/37	450	508
	Target Corp.	7.000%	1/15/38	300	356
	Target Corp.	4.000%	7/1/42	500	436
	Target Corp.	3.625%	4/15/46	500	395
	Target Corp.	2.950%	1/15/52	700	475
	Target Corp.	4.800%	1/15/53	650	610
	Tyson Foods Inc.	4.000%	3/1/26	580	566
	Tyson Foods Inc.	3.550%	6/2/27	1,125	1,074
	Tyson Foods Inc.	4.350%	3/1/29	1,145	1,108
	Tyson Foods Inc.	5.700%	3/15/34	750	759
	Tyson Foods Inc.	5.150%	8/15/44	550	503
	Tyson Foods Inc.	5.100%	9/28/48	1,700	1,531
	Unilever Capital Corp.	3.100%	7/30/25	550	537
	Unilever Capital Corp.	2.000%	7/28/26	550	516
	Unilever Capital Corp.	4.875%	9/8/28	500	505
	Unilever Capital Corp.	2.125%	9/6/29	1,575	1,388
	Unilever Capital Corp.	1.375%	9/14/30	500	407
	Unilever Capital Corp.	1.750%	8/12/31	500	409
	Unilever Capital Corp.	5.900%	11/15/32	800	861
	Unilever Capital Corp.	5.000%	12/8/33	500	505
[9]	Unilever Capital Corp.	2.625%	8/12/51	500	331
	Walmart Inc.	3.550%	6/26/25	1,275	1,254
	Walmart Inc.	3.900%	9/9/25	900	887
	Walmart Inc.	4.000%	4/15/26	240	237
	Walmart Inc.	3.050%	7/8/26	1,700	1,639
	Walmart Inc.	1.050%	9/17/26	463	424
	Walmart Inc.	5.875%	4/5/27	4,550	4,734
	Walmart Inc.	3.900%	4/15/28	600	588
	Walmart Inc.	3.700%	6/26/28	1,000	974
	Walmart Inc.	1.500%	9/22/28	1,175	1,038
	Walmart Inc.	3.250%	7/8/29	1,633	1,549
	Walmart Inc.	2.375%	9/24/29	175	157
	Walmart Inc.	4.000%	4/15/30	250	244
	Walmart Inc.	1.800%	9/22/31	462	384
	Walmart Inc.	4.150%	9/9/32	1,000	974
	Walmart Inc.	4.100%	4/15/33	1,000	963
	Walmart Inc.	5.250%	9/1/35	1,620	1,700
	Walmart Inc.	6.200%	4/15/38	570	649

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Walmart Inc.	3.950%	6/28/38	2,175	1,988
	Walmart Inc.	5.625%	4/1/40	312	336
	Walmart Inc.	5.000%	10/25/40	235	240
	Walmart Inc.	4.000%	4/11/43	1,920	1,685
	Walmart Inc.	3.625%	12/15/47	1,300	1,043
	Walmart Inc.	4.050%	6/29/48	1,256	1,091
	Walmart Inc.	2.950%	9/24/49	720	509
	Walmart Inc.	2.650%	9/22/51	900	594
	Walmart Inc.	4.500%	9/9/52	800	740
	Walmart Inc.	4.500%	4/15/53	1,000	924
					371,308
Energy (0.7%)
	Apache Corp.	4.375%	10/15/28	193	183
	Apache Corp.	4.250%	1/15/30	816	756
	Apache Corp.	6.000%	1/15/37	355	353
	Apache Corp.	5.100%	9/1/40	1,076	923
	Apache Corp.	5.250%	2/1/42	313	266
	Apache Corp.	4.750%	4/15/43	546	431
	Apache Corp.	5.350%	7/1/49	313	265
	Baker Hughes Holdings LLC	2.061%	12/15/26	500	462
	Baker Hughes Holdings LLC	3.337%	12/15/27	1,050	993
	Baker Hughes Holdings LLC	3.138%	11/7/29	450	413
	Baker Hughes Holdings LLC	5.125%	9/15/40	1,020	1,003
	Baker Hughes Holdings LLC	4.080%	12/15/47	1,269	1,047
	Boardwalk Pipelines LP	5.950%	6/1/26	425	429
	Boardwalk Pipelines LP	4.800%	5/3/29	100	99
	Boardwalk Pipelines LP	3.600%	9/1/32	500	437
	BP Capital Markets America Inc.	3.796%	9/21/25	1,614	1,586
	BP Capital Markets America Inc.	3.410%	2/11/26	800	778
[9]	BP Capital Markets America Inc.	3.119%	5/4/26	2,800	2,698
[9]	BP Capital Markets America Inc.	3.017%	1/16/27	1,800	1,719
	BP Capital Markets America Inc.	3.937%	9/21/28	1,800	1,744
	BP Capital Markets America Inc.	3.633%	4/6/30	2,600	2,449
	BP Capital Markets America Inc.	1.749%	8/10/30	900	751
	BP Capital Markets America Inc.	2.721%	1/12/32	900	775
	BP Capital Markets America Inc.	4.812%	2/13/33	1,900	1,874
	BP Capital Markets America Inc.	4.893%	9/11/33	1,198	1,190
	BP Capital Markets America Inc.	4.989%	4/10/34	1,050	1,049
	BP Capital Markets America Inc.	3.060%	6/17/41	1,000	759
	BP Capital Markets America Inc.	3.000%	2/24/50	2,200	1,500
	BP Capital Markets America Inc.	2.772%	11/10/50	1,450	939
	BP Capital Markets America Inc.	2.939%	6/4/51	1,900	1,268
	BP Capital Markets America Inc.	3.001%	3/17/52	1,200	811
	BP Capital Markets America Inc.	3.379%	2/8/61	1,900	1,314
	BP Capital Markets plc	3.279%	9/19/27	2,135	2,032
	BP Capital Markets plc	3.723%	11/28/28	685	655
	BP Capital Markets plc	6.450%	9/1/72	1,075	1,115
	Burlington Resources LLC	7.400%	12/1/31	600	689
	Canadian Natural Resources Ltd.	2.050%	7/15/25	400	383
	Canadian Natural Resources Ltd.	3.850%	6/1/27	2,000	1,928
	Canadian Natural Resources Ltd.	2.950%	7/15/30	500	440
	Canadian Natural Resources Ltd.	7.200%	1/15/32	475	522
	Canadian Natural Resources Ltd.	6.450%	6/30/33	300	320
	Canadian Natural Resources Ltd.	5.850%	2/1/35	400	404
	Canadian Natural Resources Ltd.	6.500%	2/15/37	350	369
	Canadian Natural Resources Ltd.	6.250%	3/15/38	1,000	1,039
	Canadian Natural Resources Ltd.	6.750%	2/1/39	325	352
[9]	Canadian Natural Resources Ltd.	4.950%	6/1/47	90	81

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cenovus Energy Inc.	4.250%	4/15/27	350	341
	Cenovus Energy Inc.	2.650%	1/15/32	450	374
	Cenovus Energy Inc.	5.250%	6/15/37	282	270
	Cenovus Energy Inc.	6.750%	11/15/39	195	215
	Cenovus Energy Inc.	5.400%	6/15/47	342	322
	Cenovus Energy Inc.	3.750%	2/15/52	700	513
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	1,750	1,751
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	1,050	1,047
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	1,150	1,070
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	600	485
	Cheniere Energy Inc.	4.625%	10/15/28	1,193	1,157
[12]	Cheniere Energy Inc.	5.650%	4/15/34	1,265	1,273
	Cheniere Energy Partners LP	4.500%	10/1/29	1,300	1,237
	Cheniere Energy Partners LP	4.000%	3/1/31	629	571
	Cheniere Energy Partners LP	3.250%	1/31/32	1,500	1,277
	Cheniere Energy Partners LP	5.950%	6/30/33	1,100	1,124
	Chevron Corp.	1.554%	5/11/25	3,150	3,029
	Chevron Corp.	3.326%	11/17/25	200	196
	Chevron Corp.	2.954%	5/16/26	2,100	2,022
	Chevron Corp.	1.995%	5/11/27	500	462
	Chevron Corp.	2.236%	5/11/30	2,200	1,925
	Chevron Corp.	3.078%	5/11/50	900	644
	Chevron USA Inc.	0.687%	8/12/25	500	472
	Chevron USA Inc.	1.018%	8/12/27	500	444
	Chevron USA Inc.	3.850%	1/15/28	2,250	2,200
	Chevron USA Inc.	3.250%	10/15/29	1,000	936
	Chevron USA Inc.	5.250%	11/15/43	450	460
	Chevron USA Inc.	2.343%	8/12/50	500	304
	CNOOC Finance 2013 Ltd.	4.250%	5/9/43	970	869
	CNOOC Finance 2013 Ltd.	3.300%	9/30/49	600	447
	CNOOC Finance 2014 ULC	4.875%	4/30/44	200	194
	CNOOC Finance 2015 USA LLC	4.375%	5/2/28	1,125	1,110
	CNOOC Petroleum North America ULC	7.875%	3/15/32	800	955
	CNOOC Petroleum North America ULC	5.875%	3/10/35	500	534
	CNOOC Petroleum North America ULC	6.400%	5/15/37	1,075	1,207
	CNOOC Petroleum North America ULC	7.500%	7/30/39	400	496
	Columbia Pipeline Group Inc.	4.500%	6/1/25	1,045	1,031
	Columbia Pipeline Group Inc.	5.800%	6/1/45	672	662
	ConocoPhillips	4.300%	8/15/28	475	462
	ConocoPhillips	2.400%	2/15/31	500	413
	ConocoPhillips	5.900%	10/15/32	400	431
	ConocoPhillips	5.900%	5/15/38	1,255	1,337
	ConocoPhillips	6.500%	2/1/39	1,175	1,332
	ConocoPhillips	4.875%	10/1/47	777	740
	ConocoPhillips Co.	6.950%	4/15/29	656	721
	ConocoPhillips Co.	5.050%	9/15/33	800	807
	ConocoPhillips Co.	3.758%	3/15/42	719	597
	ConocoPhillips Co.	4.300%	11/15/44	750	657
	ConocoPhillips Co.	3.800%	3/15/52	500	390
	ConocoPhillips Co.	5.300%	5/15/53	445	443
	ConocoPhillips Co.	5.550%	3/15/54	800	824

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ConocoPhillips Co.	4.025%	3/15/62	1,675	1,326
	ConocoPhillips Co.	5.700%	9/15/63	500	523
	Continental Resources Inc.	4.375%	1/15/28	600	580
	Continental Resources Inc.	4.900%	6/1/44	650	540
	Coterra Energy Inc.	3.900%	5/15/27	700	674
	Coterra Energy Inc.	4.375%	3/15/29	600	578
	DCP Midstream Operating LP	5.375%	7/15/25	162	162
	DCP Midstream Operating LP	5.625%	7/15/27	195	196
	DCP Midstream Operating LP	5.125%	5/15/29	465	463
	DCP Midstream Operating LP	3.250%	2/15/32	263	226
	DCP Midstream Operating LP	5.600%	4/1/44	400	390
	Devon Energy Corp.	5.850%	12/15/25	300	302
	Devon Energy Corp.	5.250%	10/15/27	360	360
	Devon Energy Corp.	5.875%	6/15/28	260	261
	Devon Energy Corp.	4.500%	1/15/30	518	499
	Devon Energy Corp.	7.875%	9/30/31	590	677
	Devon Energy Corp.	7.950%	4/15/32	245	284
	Devon Energy Corp.	5.600%	7/15/41	1,310	1,263
	Devon Energy Corp.	4.750%	5/15/42	250	217
	Devon Energy Corp.	5.000%	6/15/45	700	620
	Diamondback Energy Inc.	3.250%	12/1/26	700	671
	Diamondback Energy Inc.	3.500%	12/1/29	1,100	1,018
	Diamondback Energy Inc.	3.125%	3/24/31	600	532
	Diamondback Energy Inc.	6.250%	3/15/33	750	800
	Diamondback Energy Inc.	4.400%	3/24/51	500	414
	Diamondback Energy Inc.	4.250%	3/15/52	700	566
	Diamondback Energy Inc.	6.250%	3/15/53	550	593
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	1,000	895
[9]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	325	289
[9]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	400	344
[9]	Enbridge Energy Partners LP	7.500%	4/15/38	300	351
	Enbridge Energy Partners LP	5.500%	9/15/40	575	564
	Enbridge Energy Partners LP	7.375%	10/15/45	800	937
	Enbridge Inc.	1.600%	10/4/26	500	458
	Enbridge Inc.	5.900%	11/15/26	604	615
	Enbridge Inc.	4.250%	12/1/26	550	539
	Enbridge Inc.	6.000%	11/15/28	605	629
	Enbridge Inc.	3.125%	11/15/29	825	753
	Enbridge Inc.	6.200%	11/15/30	605	641
	Enbridge Inc.	5.700%	3/8/33	1,200	1,228
	Enbridge Inc.	2.500%	8/1/33	1,200	967
	Enbridge Inc.	4.500%	6/10/44	925	797
	Enbridge Inc.	5.500%	12/1/46	300	295
	Enbridge Inc.	4.000%	11/15/49	325	254
	Enbridge Inc.	3.400%	8/1/51	1,000	703
	Enbridge Inc.	6.700%	11/15/53	1,200	1,359
	Energy Transfer LP	2.900%	5/15/25	375	364
	Energy Transfer LP	5.950%	12/1/25	1,878	1,889
	Energy Transfer LP	4.750%	1/15/26	300	297
	Energy Transfer LP	4.400%	3/15/27	800	783
[9]	Energy Transfer LP	5.500%	6/1/27	1,000	1,006
	Energy Transfer LP	5.550%	2/15/28	300	304
	Energy Transfer LP	4.950%	5/15/28	800	793
	Energy Transfer LP	4.950%	6/15/28	1,500	1,487
	Energy Transfer LP	5.250%	4/15/29	1,300	1,302

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Energy Transfer LP	4.150%	9/15/29	550	522
	Energy Transfer LP	3.750%	5/15/30	1,775	1,637
	Energy Transfer LP	6.400%	12/1/30	300	316
	Energy Transfer LP	5.750%	2/15/33	1,150	1,168
	Energy Transfer LP	6.550%	12/1/33	2,130	2,282
	Energy Transfer LP	5.550%	5/15/34	2,000	2,005
	Energy Transfer LP	4.900%	3/15/35	250	236
	Energy Transfer LP	6.625%	10/15/36	350	370
[9]	Energy Transfer LP	5.800%	6/15/38	1,080	1,073
	Energy Transfer LP	7.500%	7/1/38	800	920
	Energy Transfer LP	6.050%	6/1/41	875	880
	Energy Transfer LP	6.500%	2/1/42	300	318
	Energy Transfer LP	5.150%	2/1/43	425	380
	Energy Transfer LP	5.300%	4/1/44	950	874
	Energy Transfer LP	5.000%	5/15/44	450	397
	Energy Transfer LP	5.150%	3/15/45	500	455
	Energy Transfer LP	5.350%	5/15/45	725	668
	Energy Transfer LP	6.125%	12/15/45	1,050	1,056
	Energy Transfer LP	5.300%	4/15/47	1,705	1,551
	Energy Transfer LP	5.400%	10/1/47	565	522
	Energy Transfer LP	6.000%	6/15/48	1,350	1,342
	Energy Transfer LP	6.250%	4/15/49	1,200	1,232
	Energy Transfer LP	5.000%	5/15/50	1,900	1,665
	Energy Transfer LP	5.950%	5/15/54	1,425	1,421
	EnLink Midstream LLC	5.375%	6/1/29	415	407
	EnLink Midstream Partners LP	4.850%	7/15/26	410	402
	EnLink Midstream Partners LP	5.600%	4/1/44	295	262
	EnLink Midstream Partners LP	5.050%	4/1/45	370	306
	EnLink Midstream Partners LP	5.450%	6/1/47	420	365
	Enterprise Products Operating LLC	5.050%	1/10/26	300	300
	Enterprise Products Operating LLC	3.700%	2/15/26	400	391
	Enterprise Products Operating LLC	3.125%	7/31/29	1,550	1,429
	Enterprise Products Operating LLC	2.800%	1/31/30	1,226	1,099
	Enterprise Products Operating LLC	5.350%	1/31/33	880	898
[9]	Enterprise Products Operating LLC	6.875%	3/1/33	1,375	1,547
	Enterprise Products Operating LLC	4.850%	1/31/34	1,050	1,034
	Enterprise Products Operating LLC	7.550%	4/15/38	300	359
	Enterprise Products Operating LLC	5.950%	2/1/41	470	498
	Enterprise Products Operating LLC	4.850%	8/15/42	850	797
	Enterprise Products Operating LLC	4.450%	2/15/43	1,000	892
	Enterprise Products Operating LLC	4.850%	3/15/44	1,780	1,667
	Enterprise Products Operating LLC	5.100%	2/15/45	982	942
	Enterprise Products Operating LLC	4.900%	5/15/46	500	466
	Enterprise Products Operating LLC	4.250%	2/15/48	1,550	1,325
	Enterprise Products Operating LLC	4.800%	2/1/49	1,000	921
	Enterprise Products Operating LLC	4.200%	1/31/50	1,100	929
	Enterprise Products Operating LLC	3.700%	1/31/51	1,000	773
	Enterprise Products Operating LLC	3.200%	2/15/52	500	350
	Enterprise Products Operating LLC	3.300%	2/15/53	950	674
	Enterprise Products Operating LLC	4.950%	10/15/54	300	280
	Enterprise Products Operating LLC	3.950%	1/31/60	1,100	855
[9]	Enterprise Products Operating LLC	5.250%	8/16/77	400	380
[9]	Enterprise Products Operating LLC	5.375%	2/15/78	1,225	1,146
	EOG Resources Inc.	4.150%	1/15/26	1,850	1,823
	EOG Resources Inc.	4.950%	4/15/50	700	665
	EQT Corp.	3.900%	10/1/27	900	855
	EQT Corp.	5.700%	4/1/28	550	555
	EQT Corp.	7.000%	2/1/30	1,000	1,061

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	EQT Corp.	5.750%	2/1/34	500	498
	Exxon Mobil Corp.	3.043%	3/1/26	1,350	1,308
	Exxon Mobil Corp.	2.275%	8/16/26	400	378
	Exxon Mobil Corp.	3.294%	3/19/27	1,100	1,064
	Exxon Mobil Corp.	2.440%	8/16/29	1,000	898
	Exxon Mobil Corp.	3.482%	3/19/30	1,425	1,343
	Exxon Mobil Corp.	2.610%	10/15/30	1,875	1,662
	Exxon Mobil Corp.	2.995%	8/16/39	1,065	833
	Exxon Mobil Corp.	4.227%	3/19/40	1,850	1,686
	Exxon Mobil Corp.	3.567%	3/6/45	750	597
	Exxon Mobil Corp.	4.114%	3/1/46	1,000	862
	Exxon Mobil Corp.	3.095%	8/16/49	1,269	904
	Exxon Mobil Corp.	4.327%	3/19/50	2,300	2,035
	Exxon Mobil Corp.	3.452%	4/15/51	2,600	1,968
	Halliburton Co.	3.800%	11/15/25	354	346
	Halliburton Co.	4.850%	11/15/35	1,000	973
	Halliburton Co.	6.700%	9/15/38	1,070	1,206
	Halliburton Co.	7.450%	9/15/39	500	606
	Halliburton Co.	4.500%	11/15/41	675	601
	Halliburton Co.	4.750%	8/1/43	725	665
	Halliburton Co.	5.000%	11/15/45	1,709	1,604
	Helmerich & Payne Inc.	2.900%	9/29/31	565	474
	Hess Corp.	4.300%	4/1/27	1,000	980
	Hess Corp.	7.300%	8/15/31	485	549
	Hess Corp.	7.125%	3/15/33	415	470
	Hess Corp.	5.600%	2/15/41	1,750	1,782
	Hess Corp.	5.800%	4/1/47	500	513
	HF Sinclair Corp.	5.875%	4/1/26	860	866
	HF Sinclair Corp.	4.500%	10/1/30	400	375
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	175	197
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	300	305
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	400	418
[9]	Kinder Morgan Energy Partners LP	6.950%	1/15/38	335	367
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,625	1,693
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	1,290	1,353
	Kinder Morgan Energy Partners LP	7.500%	11/15/40	300	340
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	822	701
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	500	443
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	500	474
	Kinder Morgan Inc.	4.300%	6/1/25	817	806
	Kinder Morgan Inc.	1.750%	11/15/26	500	459
	Kinder Morgan Inc.	4.300%	3/1/28	1,080	1,054
	Kinder Morgan Inc.	2.000%	2/15/31	500	411
[9]	Kinder Morgan Inc.	7.800%	8/1/31	330	375
[9]	Kinder Morgan Inc.	7.750%	1/15/32	1,025	1,164
	Kinder Morgan Inc.	4.800%	2/1/33	500	478
	Kinder Morgan Inc.	5.200%	6/1/33	1,300	1,280
	Kinder Morgan Inc.	5.300%	12/1/34	1,325	1,304
	Kinder Morgan Inc.	5.550%	6/1/45	1,375	1,312
	Kinder Morgan Inc.	5.050%	2/15/46	200	178
	Kinder Morgan Inc.	3.250%	8/1/50	500	330
	Kinder Morgan Inc.	3.600%	2/15/51	1,325	925
	Marathon Oil Corp.	4.400%	7/15/27	1,350	1,313
	Marathon Oil Corp.	5.300%	4/1/29	300	300
	Marathon Oil Corp.	6.800%	3/15/32	530	572
	Marathon Oil Corp.	5.700%	4/1/34	325	325
	Marathon Oil Corp.	6.600%	10/1/37	850	896
	Marathon Oil Corp.	5.200%	6/1/45	200	180

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Marathon Petroleum Corp.	4.700%	5/1/25	800	793
Marathon Petroleum Corp.	5.125%	12/15/26	1,035	1,036
Marathon Petroleum Corp.	3.800%	4/1/28	1,150	1,103
Marathon Petroleum Corp.	6.500%	3/1/41	1,075	1,171
Marathon Petroleum Corp.	4.750%	9/15/44	200	178
Marathon Petroleum Corp.	4.500%	4/1/48	650	550
Marathon Petroleum Corp.	5.000%	9/15/54	325	288
MPLX LP	4.875%	6/1/25	3,085	3,059
MPLX LP	1.750%	3/1/26	2,900	2,712
MPLX LP	4.250%	12/1/27	1,010	982
MPLX LP	4.000%	3/15/28	950	915
MPLX LP	4.800%	2/15/29	500	494
MPLX LP	2.650%	8/15/30	2,000	1,721
MPLX LP	4.950%	9/1/32	571	555
MPLX LP	5.000%	3/1/33	1,000	971
MPLX LP	4.500%	4/15/38	1,575	1,399
MPLX LP	5.200%	3/1/47	1,950	1,785
MPLX LP	5.200%	12/1/47	500	457
MPLX LP	4.700%	4/15/48	800	683
MPLX LP	5.500%	2/15/49	1,775	1,692
MPLX LP	5.650%	3/1/53	500	489
NOV Inc.	3.600%	12/1/29	500	460
NOV Inc.	3.950%	12/1/42	800	610
Occidental Petroleum Corp.	5.875%	9/1/25	492	494
Occidental Petroleum Corp.	5.500%	12/1/25	375	375
Occidental Petroleum Corp.	5.550%	3/15/26	691	694
Occidental Petroleum Corp.	8.500%	7/15/27	397	430
Occidental Petroleum Corp.	6.375%	9/1/28	448	466
Occidental Petroleum Corp.	8.875%	7/15/30	811	946
Occidental Petroleum Corp.	6.625%	9/1/30	1,176	1,246
Occidental Petroleum Corp.	6.125%	1/1/31	926	959
Occidental Petroleum Corp.	7.500%	5/1/31	704	784
Occidental Petroleum Corp.	7.875%	9/15/31	392	444
Occidental Petroleum Corp.	6.450%	9/15/36	1,388	1,480
Occidental Petroleum Corp.	7.950%	6/15/39	323	381
Occidental Petroleum Corp.	6.200%	3/15/40	788	809
Occidental Petroleum Corp.	6.600%	3/15/46	905	974
Occidental Petroleum Corp.	4.400%	4/15/46	344	279
Occidental Petroleum Corp.	4.200%	3/15/48	244	189
ONEOK Inc.	5.000%	3/1/26	450	448
ONEOK Inc.	5.550%	11/1/26	209	211
ONEOK Inc.	4.000%	7/13/27	1,150	1,111
ONEOK Inc.	4.550%	7/15/28	800	785
ONEOK Inc.	5.650%	11/1/28	500	512
ONEOK Inc.	3.400%	9/1/29	1,810	1,667
ONEOK Inc.	3.100%	3/15/30	1,000	895
ONEOK Inc.	3.250%	6/1/30	500	452
ONEOK Inc.	6.350%	1/15/31	1,000	1,058
ONEOK Inc.	6.050%	9/1/33	1,400	1,461
ONEOK Inc.	5.150%	10/15/43	350	319
ONEOK Inc.	4.250%	9/15/46	300	241
ONEOK Inc.	4.950%	7/13/47	775	680
ONEOK Inc.	4.200%	10/3/47	725	569
ONEOK Inc.	5.200%	7/15/48	650	596
ONEOK Inc.	4.850%	2/1/49	200	173
ONEOK Inc.	4.450%	9/1/49	800	648
ONEOK Inc.	3.950%	3/1/50	625	467
ONEOK Inc.	4.500%	3/15/50	675	549

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
ONEOK Inc.	6.625%	9/1/53	1,500	1,653
ONEOK Partners LP	6.650%	10/1/36	360	387
ONEOK Partners LP	6.850%	10/15/37	300	327
ONEOK Partners LP	6.125%	2/1/41	1,040	1,073
Ovintiv Inc.	5.375%	1/1/26	100	100
Ovintiv Inc.	5.650%	5/15/28	560	569
Ovintiv Inc.	7.375%	11/1/31	450	493
Ovintiv Inc.	6.250%	7/15/33	400	416
Ovintiv Inc.	6.500%	8/15/34	700	744
Ovintiv Inc.	6.625%	8/15/37	1,000	1,044
Ovintiv Inc.	7.100%	7/15/53	400	448
Patterson-UTI Energy Inc.	3.950%	2/1/28	400	378
Patterson-UTI Energy Inc.	5.150%	11/15/29	285	279
Patterson-UTI Energy Inc.	7.150%	10/1/33	325	350
Phillips 66	3.850%	4/9/25	600	591
Phillips 66	1.300%	2/15/26	500	465
Phillips 66	3.900%	3/15/28	600	579
Phillips 66	2.150%	12/15/30	800	672
Phillips 66	4.650%	11/15/34	1,000	953
Phillips 66	5.875%	5/1/42	186	195
Phillips 66	4.875%	11/15/44	1,750	1,635
Phillips 66	3.300%	3/15/52	900	630
Phillips 66 Co.	3.550%	10/1/26	425	411
Phillips 66 Co.	4.950%	12/1/27	200	200
Phillips 66 Co.	3.750%	3/1/28	400	382
Phillips 66 Co.	3.150%	12/15/29	250	227
Phillips 66 Co.	5.250%	6/15/31	900	911
Phillips 66 Co.	5.300%	6/30/33	1,150	1,156
Phillips 66 Co.	4.680%	2/15/45	1,080	958
Phillips 66 Co.	5.650%	6/15/54	800	811
Pioneer Natural Resources Co.	1.125%	1/15/26	500	465
Pioneer Natural Resources Co.	1.900%	8/15/30	1,025	862
Pioneer Natural Resources Co.	2.150%	1/15/31	1,375	1,158
Plains All American Pipeline LP	4.650%	10/15/25	600	592
Plains All American Pipeline LP	4.500%	12/15/26	350	344
Plains All American Pipeline LP	3.550%	12/15/29	1,200	1,101
Plains All American Pipeline LP	3.800%	9/15/30	525	481
Plains All American Pipeline LP	6.650%	1/15/37	500	536
Plains All American Pipeline LP	5.150%	6/1/42	500	451
Plains All American Pipeline LP	4.700%	6/15/44	500	424
Plains All American Pipeline LP	4.900%	2/15/45	650	564
Sabine Pass Liquefaction LLC	5.875%	6/30/26	1,200	1,210
Sabine Pass Liquefaction LLC	5.000%	3/15/27	1,600	1,595
Sabine Pass Liquefaction LLC	4.200%	3/15/28	1,000	969
Sabine Pass Liquefaction LLC	4.500%	5/15/30	3,000	2,884
Sabine Pass Liquefaction LLC	5.900%	9/15/37	500	518
Schlumberger Finance Canada Ltd.	1.400%	9/17/25	600	569
Schlumberger Investment SA	4.500%	5/15/28	400	398
Schlumberger Investment SA	2.650%	6/26/30	1,300	1,152
Schlumberger Investment SA	4.850%	5/15/33	200	200
Shell International Finance BV	3.250%	5/11/25	2,625	2,573
Shell International Finance BV	2.875%	5/10/26	1,300	1,248
Shell International Finance BV	2.500%	9/12/26	505	479
Shell International Finance BV	3.875%	11/13/28	1,300	1,261
Shell International Finance BV	2.375%	11/7/29	1,450	1,291
Shell International Finance BV	2.750%	4/6/30	1,405	1,264
Shell International Finance BV	4.125%	5/11/35	2,125	1,986
Shell International Finance BV	6.375%	12/15/38	1,670	1,891

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Shell International Finance BV	5.500%	3/25/40	700	730
Shell International Finance BV	2.875%	11/26/41	500	371
Shell International Finance BV	3.625%	8/21/42	525	432
Shell International Finance BV	4.550%	8/12/43	1,100	1,018
Shell International Finance BV	4.375%	5/11/45	2,900	2,590
Shell International Finance BV	4.000%	5/10/46	2,255	1,896
Shell International Finance BV	3.125%	11/7/49	1,400	994
Shell International Finance BV	3.250%	4/6/50	1,735	1,262
Shell International Finance BV	3.000%	11/26/51	950	647
Spectra Energy Partners LP	3.375%	10/15/26	950	910
Spectra Energy Partners LP	5.950%	9/25/43	400	402
Spectra Energy Partners LP	4.500%	3/15/45	220	186
Suncor Energy Inc.	7.150%	2/1/32	500	554
Suncor Energy Inc.	6.800%	5/15/38	700	759
Suncor Energy Inc.	6.500%	6/15/38	1,690	1,797
Suncor Energy Inc.	6.850%	6/1/39	350	384
Suncor Energy Inc.	4.000%	11/15/47	700	543
Suncor Energy Inc.	3.750%	3/4/51	700	516
Targa Resources Corp.	6.150%	3/1/29	800	834
Targa Resources Corp.	4.200%	2/1/33	950	867
Targa Resources Corp.	6.125%	3/15/33	1,081	1,128
Targa Resources Corp.	6.500%	3/30/34	800	860
Targa Resources Corp.	4.950%	4/15/52	1,200	1,051
Targa Resources Corp.	6.250%	7/1/52	250	259
Targa Resources Corp.	6.500%	2/15/53	700	752
Targa Resources Partners LP	6.500%	7/15/27	300	303
Targa Resources Partners LP	5.000%	1/15/28	600	591
Targa Resources Partners LP	6.875%	1/15/29	600	617
Targa Resources Partners LP	5.500%	3/1/30	900	895
Targa Resources Partners LP	4.875%	2/1/31	900	863
Targa Resources Partners LP	4.000%	1/15/32	940	846
TC PipeLines LP	3.900%	5/25/27	200	191
Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	260	273
Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	500	535
TotalEnergies Capital International SA	3.455%	2/19/29	1,775	1,683
TotalEnergies Capital International SA	2.986%	6/29/41	800	605
TotalEnergies Capital International SA	3.127%	5/29/50	2,300	1,637
TotalEnergies Capital International SA	3.386%	6/29/60	500	352
TotalEnergies Capital SA	3.883%	10/11/28	500	484
TransCanada PipeLines Ltd.	4.250%	5/15/28	1,700	1,648
TransCanada PipeLines Ltd.	4.100%	4/15/30	1,900	1,796
TransCanada PipeLines Ltd.	2.500%	10/12/31	700	582
TransCanada PipeLines Ltd.	4.625%	3/1/34	1,000	945
TransCanada PipeLines Ltd.	5.850%	3/15/36	625	642
TransCanada PipeLines Ltd.	6.200%	10/15/37	850	889
TransCanada PipeLines Ltd.	4.750%	5/15/38	500	460
TransCanada PipeLines Ltd.	7.250%	8/15/38	600	686
TransCanada PipeLines Ltd.	6.100%	6/1/40	830	858
TransCanada PipeLines Ltd.	5.000%	10/16/43	850	773
TransCanada PipeLines Ltd.	4.875%	5/15/48	1,600	1,422
Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	300	289
Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	700	634
Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	1,080	954
Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	500	394

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Valero Energy Corp.	2.150%	9/15/27	517	471
	Valero Energy Corp.	4.350%	6/1/28	315	308
	Valero Energy Corp.	2.800%	12/1/31	400	342
	Valero Energy Corp.	7.500%	4/15/32	850	976
	Valero Energy Corp.	6.625%	6/15/37	1,355	1,477
	Valero Energy Corp.	3.650%	12/1/51	875	630
	Valero Energy Corp.	4.000%	6/1/52	500	384
	Valero Energy Partners LP	4.500%	3/15/28	400	392
	Western Midstream Operating LP	4.750%	8/15/28	229	222
	Western Midstream Operating LP	6.350%	1/15/29	900	933
	Western Midstream Operating LP	4.050%	2/1/30	1,040	969
	Western Midstream Operating LP	6.150%	4/1/33	609	624
	Western Midstream Operating LP	5.450%	4/1/44	390	358
	Western Midstream Operating LP	5.300%	3/1/48	790	688
	Western Midstream Operating LP	5.250%	2/1/50	1,100	983
	Williams Cos. Inc.	4.000%	9/15/25	1,125	1,103
	Williams Cos. Inc.	5.400%	3/2/26	200	201
	Williams Cos. Inc.	3.750%	6/15/27	1,325	1,275
	Williams Cos. Inc.	5.300%	8/15/28	673	679
	Williams Cos. Inc.	4.900%	3/15/29	900	894
	Williams Cos. Inc.	3.500%	11/15/30	1,100	1,000
	Williams Cos. Inc.	2.600%	3/15/31	1,000	851
	Williams Cos. Inc.	4.650%	8/15/32	487	470
	Williams Cos. Inc.	5.650%	3/15/33	400	411
	Williams Cos. Inc.	5.150%	3/15/34	800	793
	Williams Cos. Inc.	6.300%	4/15/40	990	1,046
	Williams Cos. Inc.	5.800%	11/15/43	925	922
	Williams Cos. Inc.	5.400%	3/4/44	800	759
	Williams Cos. Inc.	5.750%	6/24/44	600	597
	Williams Cos. Inc.	4.900%	1/15/45	725	648
	Williams Cos. Inc.	5.100%	9/15/45	900	834
	Williams Cos. Inc.	4.850%	3/1/48	675	602
	Williams Cos. Inc.	3.500%	10/15/51	400	284
	Williams Cos. Inc.	5.300%	8/15/52	400	382
					381,388
Financials (2.9%)
	ACE Capital Trust II	9.700%	4/1/30	75	89
[9]	Aegon Ltd.	5.500%	4/11/48	585	567
	AerCap Ireland Capital DAC	6.500%	7/15/25	3,763	3,801
	AerCap Ireland Capital DAC	4.450%	10/1/25	500	492
	AerCap Ireland Capital DAC	1.750%	1/30/26	500	467
	AerCap Ireland Capital DAC	4.450%	4/3/26	3,000	2,954
	AerCap Ireland Capital DAC	2.450%	10/29/26	3,500	3,251
	AerCap Ireland Capital DAC	6.100%	1/15/27	560	569
	AerCap Ireland Capital DAC	3.650%	7/21/27	875	828
	AerCap Ireland Capital DAC	4.625%	10/15/27	500	488
	AerCap Ireland Capital DAC	3.875%	1/23/28	1,000	949
	AerCap Ireland Capital DAC	5.750%	6/6/28	600	608
	AerCap Ireland Capital DAC	3.000%	10/29/28	4,000	3,622
	AerCap Ireland Capital DAC	6.150%	9/30/30	600	623
	AerCap Ireland Capital DAC	3.300%	1/30/32	4,000	3,425
	AerCap Ireland Capital DAC	5.300%	1/19/34	750	735
	AerCap Ireland Capital DAC	3.850%	10/29/41	3,000	2,371
	Affiliated Managers Group Inc.	3.500%	8/1/25	725	706
	Affiliated Managers Group Inc.	3.300%	6/15/30	500	446
	Aflac Inc.	2.875%	10/15/26	884	840
	Aflac Inc.	3.600%	4/1/30	500	466
	Aflac Inc.	4.000%	10/15/46	150	121

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Aflac Inc.	4.750%	1/15/49	1,080	989
	Air Lease Corp.	3.375%	7/1/25	750	731
	Air Lease Corp.	1.875%	8/15/26	750	691
	Air Lease Corp.	2.200%	1/15/27	600	552
	Air Lease Corp.	3.625%	4/1/27	200	191
	Air Lease Corp.	3.625%	12/1/27	1,000	944
	Air Lease Corp.	2.100%	9/1/28	500	438
	Air Lease Corp.	4.625%	10/1/28	300	292
	Air Lease Corp.	3.250%	10/1/29	595	539
[9]	Air Lease Corp.	3.000%	2/1/30	625	553
	Air Lease Corp.	3.125%	12/1/30	1,250	1,098
[9]	Air Lease Corp.	2.875%	1/15/32	600	505
	Aircastle Ltd.	4.250%	6/15/26	500	486
	Alleghany Corp.	4.900%	9/15/44	300	285
	Alleghany Corp.	3.250%	8/15/51	1,250	884
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	350	341
	Allstate Corp.	3.280%	12/15/26	400	381
	Allstate Corp.	1.450%	12/15/30	500	396
	Allstate Corp.	5.250%	3/30/33	1,625	1,630
	Allstate Corp.	5.550%	5/9/35	105	109
	Allstate Corp.	4.500%	6/15/43	725	638
	Allstate Corp.	4.200%	12/15/46	600	498
	Allstate Corp.	3.850%	8/10/49	400	315
[9]	Allstate Corp.	6.500%	5/15/57	650	661
	Ally Financial Inc.	5.800%	5/1/25	600	599
	Ally Financial Inc.	4.750%	6/9/27	500	486
	Ally Financial Inc.	7.100%	11/15/27	500	522
	Ally Financial Inc.	6.992%	6/13/29	600	623
[9]	Ally Financial Inc.	8.000%	11/1/31	2,308	2,574
	American Equity Investment Life Holding Co.	5.000%	6/15/27	300	291
	American Express Co.	4.200%	11/6/25	1,212	1,196
	American Express Co.	4.900%	2/13/26	1,100	1,095
	American Express Co.	4.990%	5/1/26	2,725	2,708
	American Express Co.	6.338%	10/30/26	600	608
	American Express Co.	2.550%	3/4/27	5,316	4,963
	American Express Co.	3.300%	5/3/27	1,960	1,863
	American Express Co.	5.389%	7/28/27	800	803
	American Express Co.	5.098%	2/16/28	2,735	2,731
	American Express Co.	5.282%	7/27/29	800	805
	American Express Co.	6.489%	10/30/31	800	857
	American Express Co.	4.420%	8/3/33	1,500	1,430
	American Express Co.	5.043%	5/1/34	892	882
	American Express Co.	5.625%	7/28/34	500	504
	American Express Co.	4.050%	12/3/42	621	541
	American Financial Group Inc.	5.250%	4/2/30	356	353
	American Financial Group Inc.	4.500%	6/15/47	500	418
	American International Group Inc.	4.200%	4/1/28	450	437
	American International Group Inc.	4.250%	3/15/29	300	290
	American International Group Inc.	3.400%	6/30/30	1,115	1,020
	American International Group Inc.	3.875%	1/15/35	400	358
	American International Group Inc.	4.700%	7/10/35	195	178
	American International Group Inc.	6.250%	5/1/36	600	631
	American International Group Inc.	4.500%	7/16/44	988	882
	American International Group Inc.	4.800%	7/10/45	200	186
	American International Group Inc.	4.750%	4/1/48	545	504
[9]	American International Group Inc.	5.750%	4/1/48	525	515

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American International Group Inc.	4.375%	6/30/50	500	434
	Ameriprise Financial Inc.	3.000%	4/2/25	3,459	3,377
	Ameriprise Financial Inc.	5.700%	12/15/28	500	516
	Ameriprise Financial Inc.	4.500%	5/13/32	500	484
	Ameriprise Financial Inc.	5.150%	5/15/33	650	657
[9]	Aon Corp.	8.205%	1/1/27	150	161
	Aon Corp.	2.850%	5/28/27	500	468
	Aon Corp.	4.500%	12/15/28	600	589
	Aon Corp.	3.750%	5/2/29	380	359
	Aon Corp.	2.800%	5/15/30	1,620	1,428
	Aon Corp.	2.050%	8/23/31	750	611
	Aon Corp.	5.350%	2/28/33	500	502
	Aon Corp.	6.250%	9/30/40	150	162
	Aon Corp.	2.900%	8/23/51	1,000	639
	Aon Corp.	3.900%	2/28/52	500	384
	Aon Global Ltd.	3.875%	12/15/25	300	293
	Aon Global Ltd.	4.600%	6/14/44	625	546
	Aon Global Ltd.	4.750%	5/15/45	695	624
	Aon North America Inc.	5.125%	3/1/27	240	241
	Aon North America Inc.	5.150%	3/1/29	760	764
	Aon North America Inc.	5.300%	3/1/31	550	554
	Aon North America Inc.	5.450%	3/1/34	1,700	1,718
	Aon North America Inc.	5.750%	3/1/54	1,600	1,637
	Apollo Global Management Inc.	6.375%	11/15/33	500	537
	Arch Capital Finance LLC	4.011%	12/15/26	799	775
	Arch Capital Finance LLC	5.031%	12/15/46	100	93
	Arch Capital Group Ltd.	7.350%	5/1/34	500	565
	Arch Capital Group Ltd.	3.635%	6/30/50	975	722
	Arch Capital Group US Inc.	5.144%	11/1/43	275	262
	Ares Capital Corp.	3.250%	7/15/25	967	934
	Ares Capital Corp.	3.875%	1/15/26	1,000	967
	Ares Capital Corp.	2.150%	7/15/26	1,320	1,216
	Ares Capital Corp.	7.000%	1/15/27	375	386
	Ares Capital Corp.	2.875%	6/15/27	319	293
	Ares Capital Corp.	5.875%	3/1/29	820	818
	Ares Capital Corp.	3.200%	11/15/31	500	417
	Arthur J Gallagher & Co.	2.400%	11/9/31	500	410
	Arthur J Gallagher & Co.	5.500%	3/2/33	500	503
	Arthur J Gallagher & Co.	6.500%	2/15/34	250	269
	Arthur J Gallagher & Co.	3.500%	5/20/51	500	355
	Arthur J Gallagher & Co.	3.050%	3/9/52	500	319
	Arthur J Gallagher & Co.	5.750%	3/2/53	500	501
	Arthur J Gallagher & Co.	6.750%	2/15/54	450	510
	Arthur J Gallagher & Co.	5.750%	7/15/54	400	401
	Assurant Inc.	4.900%	3/27/28	400	395
	Assurant Inc.	6.750%	2/15/34	92	98
	Assured Guaranty US Holdings Inc.	6.125%	9/15/28	450	467
	Assured Guaranty US Holdings Inc.	3.150%	6/15/31	500	440
	Assured Guaranty US Holdings Inc.	3.600%	9/15/51	500	362
	Athene Holding Ltd.	4.125%	1/12/28	835	804
	Athene Holding Ltd.	3.500%	1/15/31	3,000	2,641
	Athene Holding Ltd.	5.875%	1/15/34	800	801
	Athene Holding Ltd.	3.450%	5/15/52	500	328
	Athene Holding Ltd.	6.250%	4/1/54	1,045	1,060
	Australia & New Zealand Banking Group Ltd.	5.375%	7/3/25	800	802
	Australia & New Zealand Banking Group Ltd.	5.671%	10/3/25	600	605

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	250	245
	Australia & New Zealand Banking Group Ltd.	5.088%	12/8/25	875	875
	Australia & New Zealand Banking Group Ltd.	5.000%	3/18/26	825	824
	AXA SA	8.600%	12/15/30	540	639
[9]	AXIS Specialty Finance LLC	4.900%	1/15/40	250	224
	AXIS Specialty Finance plc	4.000%	12/6/27	1,500	1,443
	Bain Capital Specialty Finance Inc.	2.550%	10/13/26	500	458
	Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/34	600	657
	Banco Santander SA	5.147%	8/18/25	900	893
	Banco Santander SA	5.179%	11/19/25	1,300	1,286
	Banco Santander SA	1.849%	3/25/26	1,000	934
	Banco Santander SA	4.250%	4/11/27	2,000	1,938
	Banco Santander SA	5.294%	8/18/27	900	898
	Banco Santander SA	6.527%	11/7/27	1,400	1,437
	Banco Santander SA	3.800%	2/23/28	2,200	2,082
	Banco Santander SA	5.552%	3/14/28	800	800
	Banco Santander SA	4.379%	4/12/28	1,200	1,161
	Banco Santander SA	6.607%	11/7/28	3,800	4,018
	Banco Santander SA	3.306%	6/27/29	500	459
	Banco Santander SA	5.538%	3/14/30	800	800
	Banco Santander SA	3.490%	5/28/30	1,000	906
	Banco Santander SA	2.749%	12/3/30	1,200	991
	Banco Santander SA	2.958%	3/25/31	1,000	862
	Banco Santander SA	3.225%	11/22/32	600	498
	Banco Santander SA	6.921%	8/8/33	1,400	1,464
	Banco Santander SA	6.938%	11/7/33	800	882
	Banco Santander SA	6.350%	3/14/34	800	801
[9]	Bank of America Corp.	3.950%	4/21/25	3,036	2,986
[9]	Bank of America Corp.	4.450%	3/3/26	7,252	7,146
[9]	Bank of America Corp.	3.384%	4/2/26	2,790	2,728
[9]	Bank of America Corp.	3.500%	4/19/26	830	805
[9]	Bank of America Corp.	1.319%	6/19/26	11,450	10,882
[9]	Bank of America Corp.	4.250%	10/22/26	1,500	1,468
[9]	Bank of America Corp.	1.197%	10/24/26	2,000	1,872
[9]	Bank of America Corp.	1.658%	3/11/27	3,500	3,260
[9]	Bank of America Corp.	3.559%	4/23/27	2,275	2,195
	Bank of America Corp.	1.734%	7/22/27	2,500	2,305
[9]	Bank of America Corp.	3.248%	10/21/27	2,225	2,109
[9]	Bank of America Corp.	3.824%	1/20/28	450	433
[9]	Bank of America Corp.	3.705%	4/24/28	1,400	1,339
[9]	Bank of America Corp.	3.593%	7/21/28	3,008	2,859
[9]	Bank of America Corp.	4.948%	7/22/28	1,300	1,290
	Bank of America Corp.	6.204%	11/10/28	1,725	1,784
[9]	Bank of America Corp.	3.419%	12/20/28	6,357	5,967
[9]	Bank of America Corp.	3.970%	3/5/29	1,425	1,362
	Bank of America Corp.	5.202%	4/25/29	2,050	2,052
[9]	Bank of America Corp.	2.087%	6/14/29	6,000	5,301
[9]	Bank of America Corp.	4.271%	7/23/29	6,175	5,952
	Bank of America Corp.	5.819%	9/15/29	2,400	2,461
[9]	Bank of America Corp.	3.974%	2/7/30	500	474
[9]	Bank of America Corp.	3.194%	7/23/30	2,000	1,815
[9]	Bank of America Corp.	2.884%	10/22/30	4,175	3,709
[9]	Bank of America Corp.	2.496%	2/13/31	175	151
[9]	Bank of America Corp.	2.592%	4/29/31	6,000	5,172
[9]	Bank of America Corp.	1.922%	10/24/31	3,000	2,446

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Bank of America Corp.	2.651%	3/11/32	1,500	1,266
	Bank of America Corp.	2.687%	4/22/32	4,575	3,866
	Bank of America Corp.	2.299%	7/21/32	7,500	6,138
	Bank of America Corp.	2.572%	10/20/32	1,000	828
[9]	Bank of America Corp.	2.972%	2/4/33	1,500	1,272
	Bank of America Corp.	4.571%	4/27/33	2,000	1,899
[9]	Bank of America Corp.	5.015%	7/22/33	4,000	3,935
	Bank of America Corp.	5.288%	4/25/34	2,550	2,542
	Bank of America Corp.	5.872%	9/15/34	2,750	2,853
	Bank of America Corp.	5.468%	1/23/35	4,500	4,532
	Bank of America Corp.	2.482%	9/21/36	1,500	1,198
	Bank of America Corp.	6.110%	1/29/37	810	860
	Bank of America Corp.	3.846%	3/8/37	2,725	2,409
[9]	Bank of America Corp.	4.244%	4/24/38	1,100	989
	Bank of America Corp.	7.750%	5/14/38	1,700	2,063
[9]	Bank of America Corp.	4.078%	4/23/40	1,425	1,232
[9]	Bank of America Corp.	2.676%	6/19/41	4,895	3,476
[9]	Bank of America Corp.	5.875%	2/7/42	1,020	1,090
	Bank of America Corp.	3.311%	4/22/42	3,945	3,035
[9]	Bank of America Corp.	5.000%	1/21/44	1,595	1,543
[9]	Bank of America Corp.	4.875%	4/1/44	550	520
[9]	Bank of America Corp.	4.750%	4/21/45	350	323
[9]	Bank of America Corp.	4.443%	1/20/48	2,675	2,345
[9]	Bank of America Corp.	3.946%	1/23/49	1,175	963
[9]	Bank of America Corp.	4.330%	3/15/50	700	600
[9]	Bank of America Corp.	4.083%	3/20/51	5,500	4,517
[9]	Bank of America Corp.	2.831%	10/24/51	2,000	1,307
[9]	Bank of America Corp.	3.483%	3/13/52	1,000	746
	Bank of America Corp.	2.972%	7/21/52	1,500	1,010
	Bank of America NA	5.650%	8/18/25	1,225	1,232
	Bank of America NA	5.526%	8/18/26	1,640	1,656
[9]	Bank of America NA	6.000%	10/15/36	600	637
[9]	Bank of Montreal	1.850%	5/1/25	820	790
[9]	Bank of Montreal	3.700%	6/7/25	900	883
	Bank of Montreal	5.920%	9/25/25	600	606
	Bank of Montreal	5.300%	6/5/26	600	602
[9]	Bank of Montreal	0.949%	1/22/27	1,000	927
[9]	Bank of Montreal	2.650%	3/8/27	700	656
[9]	Bank of Montreal	4.700%	9/14/27	500	496
	Bank of Montreal	5.203%	2/1/28	650	655
	Bank of Montreal	5.717%	9/25/28	600	617
[9]	Bank of Montreal	3.803%	12/15/32	1,600	1,489
	Bank of Montreal	3.088%	1/10/37	600	491
[9]	Bank of New York Mellon Corp.	3.950%	11/18/25	742	727
[9]	Bank of New York Mellon Corp.	2.800%	5/4/26	3,561	3,403
[9]	Bank of New York Mellon Corp.	5.148%	5/22/26	350	350
	Bank of New York Mellon Corp.	4.414%	7/24/26	800	790
[9]	Bank of New York Mellon Corp.	2.450%	8/17/26	969	914
[9]	Bank of New York Mellon Corp.	2.050%	1/26/27	340	315
	Bank of New York Mellon Corp.	4.947%	4/26/27	825	822
[9]	Bank of New York Mellon Corp.	3.250%	5/16/27	1,500	1,431
[9]	Bank of New York Mellon Corp.	3.400%	1/29/28	600	570
[9]	Bank of New York Mellon Corp.	3.442%	2/7/28	1,200	1,151
[9]	Bank of New York Mellon Corp.	5.802%	10/25/28	650	668
[9]	Bank of New York Mellon Corp.	3.000%	10/30/28	1,000	920
	Bank of New York Mellon Corp.	4.543%	2/1/29	650	640
[9]	Bank of New York Mellon Corp.	3.300%	8/23/29	500	462
[9]	Bank of New York Mellon Corp.	6.317%	10/25/29	800	844

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Bank of New York Mellon Corp.	4.975%	3/14/30	825	825
	Bank of New York Mellon Corp.	2.500%	1/26/32	280	236
[9]	Bank of New York Mellon Corp.	4.289%	6/13/33	5,000	4,703
[9]	Bank of New York Mellon Corp.	5.834%	10/25/33	650	678
	Bank of New York Mellon Corp.	4.706%	2/1/34	350	337
[9]	Bank of New York Mellon Corp.	4.967%	4/26/34	825	809
[9]	Bank of New York Mellon Corp.	5.188%	3/14/35	825	821
	Bank of Nova Scotia	0.650%	7/31/24	550	541
[9]	Bank of Nova Scotia	3.450%	4/11/25	925	906
	Bank of Nova Scotia	1.300%	6/11/25	3,000	2,860
	Bank of Nova Scotia	5.450%	6/12/25	1,300	1,301
	Bank of Nova Scotia	4.500%	12/16/25	1,250	1,229
	Bank of Nova Scotia	2.700%	8/3/26	725	686
	Bank of Nova Scotia	1.300%	9/15/26	1,000	913
	Bank of Nova Scotia	1.950%	2/2/27	500	460
	Bank of Nova Scotia	5.250%	6/12/28	800	807
	Bank of Nova Scotia	2.450%	2/2/32	500	414
	Bank of Nova Scotia	5.650%	2/1/34	850	875
	Bank of Nova Scotia	4.588%	5/4/37	1,025	930
	Bank OZK	2.750%	10/1/31	285	236
	BankUnited Inc.	4.875%	11/17/25	219	213
	BankUnited Inc.	5.125%	6/11/30	250	231
	Barclays plc	4.375%	1/12/26	1,200	1,177
[9]	Barclays plc	2.852%	5/7/26	2,025	1,963
	Barclays plc	5.200%	5/12/26	1,260	1,247
	Barclays plc	5.304%	8/9/26	1,850	1,841
	Barclays plc	7.325%	11/2/26	1,500	1,536
	Barclays plc	5.829%	5/9/27	1,625	1,629
	Barclays plc	4.337%	1/10/28	1,000	965
	Barclays plc	5.674%	3/12/28	800	803
	Barclays plc	4.836%	5/9/28	4,750	4,612
	Barclays plc	5.501%	8/9/28	1,225	1,221
	Barclays plc	7.385%	11/2/28	1,500	1,590
[9]	Barclays plc	4.972%	5/16/29	1,000	979
	Barclays plc	6.490%	9/13/29	390	405
	Barclays plc	5.690%	3/12/30	1,025	1,030
[9]	Barclays plc	5.088%	6/20/30	2,975	2,861
	Barclays plc	2.645%	6/24/31	1,000	845
	Barclays plc	2.667%	3/10/32	1,750	1,451
	Barclays plc	5.746%	8/9/33	845	847
	Barclays plc	7.437%	11/2/33	4,500	5,003
	Barclays plc	6.224%	5/9/34	1,664	1,716
	Barclays plc	7.119%	6/27/34	500	532
	Barclays plc	6.692%	9/13/34	1,050	1,119
	Barclays plc	3.564%	9/23/35	700	601
	Barclays plc	5.250%	8/17/45	500	479
	Barclays plc	4.950%	1/10/47	1,300	1,187
	Barclays plc	6.036%	3/12/55	1,000	1,040
	Berkshire Hathaway Finance Corp.	1.850%	3/12/30	1,500	1,281
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	220	195
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	130	142
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	600	563
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	550	502
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	2,000	1,766
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	1,565	1,399
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	4,430	2,995
	Berkshire Hathaway Finance Corp.	2.500%	1/15/51	500	318
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	750	606

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Berkshire Hathaway Inc.	3.125%	3/15/26	3,231	3,128
	Berkshire Hathaway Inc.	4.500%	2/11/43	825	790
	BGC Group Inc.	8.000%	5/25/28	500	531
	BlackRock Funding Inc.	4.700%	3/14/29	825	826
	BlackRock Funding Inc.	5.000%	3/14/34	825	828
	BlackRock Funding Inc.	5.250%	3/14/54	825	829
	BlackRock Inc.	3.200%	3/15/27	550	529
	BlackRock Inc.	3.250%	4/30/29	1,000	936
	BlackRock Inc.	2.400%	4/30/30	1,250	1,095
	BlackRock Inc.	1.900%	1/28/31	915	762
	BlackRock Inc.	2.100%	2/25/32	950	780
	BlackRock Inc.	4.750%	5/25/33	825	820
	Blackstone Private Credit Fund	7.050%	9/29/25	500	508
	Blackstone Private Credit Fund	2.625%	12/15/26	1,442	1,317
	Blackstone Private Credit Fund	3.250%	3/15/27	725	669
[12]	Blackstone Private Credit Fund	7.300%	11/27/28	1,000	1,043
[12]	Blackstone Private Credit Fund	6.250%	1/25/31	410	412
	Blackstone Secured Lending Fund	3.625%	1/15/26	500	478
	Blackstone Secured Lending Fund	2.750%	9/16/26	500	461
	Blackstone Secured Lending Fund	2.850%	9/30/28	750	661
	Blue Owl Capital Corp.	3.750%	7/22/25	1,300	1,262
	Blue Owl Capital Corp.	3.400%	7/15/26	1,137	1,071
	Blue Owl Capital Corp.	2.625%	1/15/27	500	457
	Blue Owl Capital Corp.	2.875%	6/11/28	550	486
	Blue Owl Capital Corp.	5.950%	3/15/29	500	497
[9]	Blue Owl Credit Income Corp.	4.700%	2/8/27	800	759
[12]	Blue Owl Credit Income Corp.	7.950%	6/13/28	500	519
[12]	Blue Owl Credit Income Corp.	7.750%	1/15/29	1,350	1,390
	Blue Owl Technology Finance Corp.	2.500%	1/15/27	500	443
[12]	BNP Paribas SA	3.052%	1/13/31	1,175	1,035
[9]	BPCE SA	3.375%	12/2/26	250	240
	Brighthouse Financial Inc.	5.625%	5/15/30	500	502
	Brighthouse Financial Inc.	4.700%	6/22/47	487	387
	Brookfield Finance Inc.	4.250%	6/2/26	150	147
	Brookfield Finance Inc.	3.900%	1/25/28	1,000	963
	Brookfield Finance Inc.	4.850%	3/29/29	600	596
	Brookfield Finance Inc.	4.350%	4/15/30	320	306
	Brookfield Finance Inc.	2.724%	4/15/31	1,200	1,021
	Brookfield Finance Inc.	6.350%	1/5/34	500	532
	Brookfield Finance Inc.	4.700%	9/20/47	750	653
	Brookfield Finance Inc.	3.500%	3/30/51	250	180
	Brookfield Finance Inc.	3.625%	2/15/52	500	364
	Brookfield Finance Inc.	5.968%	3/4/54	630	652
	Brookfield Finance LLC	3.450%	4/15/50	1,200	843
	Brown & Brown Inc.	4.500%	3/15/29	275	267
	Brown & Brown Inc.	2.375%	3/15/31	1,000	830
	Brown & Brown Inc.	4.200%	3/17/32	500	462
	Brown & Brown Inc.	4.950%	3/17/52	575	508
	Canadian Imperial Bank of Commerce	3.300%	4/7/25	700	685
	Canadian Imperial Bank of Commerce	5.144%	4/28/25	500	498
	Canadian Imperial Bank of Commerce	3.945%	8/4/25	5,000	4,911
	Canadian Imperial Bank of Commerce	0.950%	10/23/25	500	469
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	1,050	966

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Canadian Imperial Bank of Commerce	5.615%	7/17/26	500	504
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	700	670
	Canadian Imperial Bank of Commerce	5.001%	4/28/28	500	498
	Canadian Imperial Bank of Commerce	5.986%	10/3/28	500	519
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	950	859
	Canadian Imperial Bank of Commerce	6.092%	10/3/33	390	411
	Capital One Financial Corp.	4.250%	4/30/25	502	495
	Capital One Financial Corp.	4.200%	10/29/25	500	489
	Capital One Financial Corp.	2.636%	3/3/26	1,162	1,129
	Capital One Financial Corp.	3.750%	7/28/26	250	241
	Capital One Financial Corp.	3.750%	3/9/27	1,075	1,032
	Capital One Financial Corp.	3.650%	5/11/27	1,750	1,673
	Capital One Financial Corp.	7.149%	10/29/27	800	833
	Capital One Financial Corp.	1.878%	11/2/27	1,790	1,637
	Capital One Financial Corp.	3.800%	1/31/28	2,000	1,903
	Capital One Financial Corp.	5.468%	2/1/29	2,693	2,688
	Capital One Financial Corp.	5.700%	2/1/30	1,616	1,630
	Capital One Financial Corp.	3.273%	3/1/30	1,350	1,216
[9]	Capital One Financial Corp.	7.624%	10/30/31	800	884
	Capital One Financial Corp.	2.359%	7/29/32	800	615
	Capital One Financial Corp.	5.817%	2/1/34	2,297	2,293
	Capital One Financial Corp.	6.377%	6/8/34	2,000	2,076
	Capital One Financial Corp.	6.051%	2/1/35	1,835	1,869
	Cboe Global Markets Inc.	3.650%	1/12/27	1,290	1,250
	Cboe Global Markets Inc.	1.625%	12/15/30	500	409
	Charles Schwab Corp.	3.625%	4/1/25	669	657
	Charles Schwab Corp.	3.850%	5/21/25	100	98
	Charles Schwab Corp.	0.900%	3/11/26	1,000	922
	Charles Schwab Corp.	1.150%	5/13/26	3,000	2,766
	Charles Schwab Corp.	5.875%	8/24/26	820	833
	Charles Schwab Corp.	3.200%	3/2/27	1,100	1,047
	Charles Schwab Corp.	2.450%	3/3/27	1,330	1,239
	Charles Schwab Corp.	3.300%	4/1/27	2,237	2,130
	Charles Schwab Corp.	3.200%	1/25/28	400	376
	Charles Schwab Corp.	4.000%	2/1/29	440	424
	Charles Schwab Corp.	3.250%	5/22/29	475	440
	Charles Schwab Corp.	2.750%	10/1/29	300	269
	Charles Schwab Corp.	6.196%	11/17/29	1,005	1,044
	Charles Schwab Corp.	2.300%	5/13/31	1,000	839
	Charles Schwab Corp.	1.950%	12/1/31	1,550	1,247
	Charles Schwab Corp.	2.900%	3/3/32	725	621
	Charles Schwab Corp.	5.853%	5/19/34	750	767
	Charles Schwab Corp.	6.136%	8/24/34	1,060	1,108
	Chubb Corp.	6.000%	5/11/37	375	407
[9]	Chubb Corp.	6.500%	5/15/38	1,322	1,491
	Chubb INA Holdings Inc.	3.350%	5/3/26	2,200	2,127
	Chubb INA Holdings Inc.	1.375%	9/15/30	1,000	815
	Chubb INA Holdings Inc.	5.000%	3/15/34	820	822
	Chubb INA Holdings Inc.	6.700%	5/15/36	180	205
	Chubb INA Holdings Inc.	4.150%	3/13/43	225	197
	Chubb INA Holdings Inc.	4.350%	11/3/45	800	712
	Chubb INA Holdings Inc.	2.850%	12/15/51	500	341
	Chubb INA Holdings Inc.	3.050%	12/15/61	1,000	669

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CI Financial Corp.	3.200%	12/17/30	2,000	1,638
[9]	Cincinnati Financial Corp.	6.920%	5/15/28	300	319
	Cincinnati Financial Corp.	6.125%	11/1/34	275	292
	Citibank NA	5.864%	9/29/25	1,100	1,110
[9]	Citibank NA	5.488%	12/4/26	2,000	2,021
	Citibank NA	5.803%	9/29/28	2,025	2,096
	Citigroup Inc.	3.300%	4/27/25	275	269
	Citigroup Inc.	4.400%	6/10/25	1,600	1,578
	Citigroup Inc.	5.500%	9/13/25	1,000	1,000
	Citigroup Inc.	3.700%	1/12/26	400	389
	Citigroup Inc.	4.600%	3/9/26	975	960
[9]	Citigroup Inc.	3.106%	4/8/26	5,750	5,605
	Citigroup Inc.	3.400%	5/1/26	750	722
	Citigroup Inc.	5.610%	9/29/26	3,100	3,105
	Citigroup Inc.	3.200%	10/21/26	3,000	2,857
	Citigroup Inc.	4.300%	11/20/26	775	756
	Citigroup Inc.	4.450%	9/29/27	3,825	3,719
[9]	Citigroup Inc.	3.887%	1/10/28	7,499	7,229
	Citigroup Inc.	6.625%	1/15/28	800	848
[9]	Citigroup Inc.	3.070%	2/24/28	2,200	2,069
	Citigroup Inc.	4.658%	5/24/28	1,000	985
[9]	Citigroup Inc.	3.668%	7/24/28	2,675	2,543
	Citigroup Inc.	4.125%	7/25/28	425	407
[9]	Citigroup Inc.	3.520%	10/27/28	2,760	2,603
	Citigroup Inc.	5.174%	2/13/30	2,025	2,015
[9]	Citigroup Inc.	3.980%	3/20/30	2,000	1,885
[9]	Citigroup Inc.	2.976%	11/5/30	1,175	1,043
[9]	Citigroup Inc.	2.666%	1/29/31	175	152
[9]	Citigroup Inc.	4.412%	3/31/31	8,750	8,342
[9]	Citigroup Inc.	2.572%	6/3/31	2,500	2,137
	Citigroup Inc.	6.625%	6/15/32	750	804
	Citigroup Inc.	2.520%	11/3/32	2,000	1,640
	Citigroup Inc.	3.057%	1/25/33	750	636
	Citigroup Inc.	5.875%	2/22/33	200	206
	Citigroup Inc.	3.785%	3/17/33	2,600	2,322
	Citigroup Inc.	4.910%	5/24/33	1,000	964
	Citigroup Inc.	6.000%	10/31/33	925	955
	Citigroup Inc.	6.270%	11/17/33	5,000	5,279
	Citigroup Inc.	6.174%	5/25/34	2,250	2,285
	Citigroup Inc.	5.827%	2/13/35	1,500	1,484
	Citigroup Inc.	6.125%	8/25/36	1,699	1,761
[9]	Citigroup Inc.	3.878%	1/24/39	1,100	937
	Citigroup Inc.	8.125%	7/15/39	1,099	1,408
[9]	Citigroup Inc.	5.316%	3/26/41	4,950	4,902
	Citigroup Inc.	5.875%	1/30/42	800	847
	Citigroup Inc.	6.675%	9/13/43	500	559
	Citigroup Inc.	5.300%	5/6/44	750	731
	Citigroup Inc.	4.650%	7/30/45	1,200	1,084
	Citigroup Inc.	4.750%	5/18/46	825	734
	Citigroup Inc.	4.650%	7/23/48	1,480	1,339
[9]	Citizens Bank NA	3.750%	2/18/26	500	483
	Citizens Bank NA	4.575%	8/9/28	575	550
	Citizens Financial Group Inc.	2.850%	7/27/26	2,231	2,094
	Citizens Financial Group Inc.	5.841%	1/23/30	800	799
	Citizens Financial Group Inc.	2.500%	2/6/30	450	380
	Citizens Financial Group Inc.	4.300%	2/11/31	825	742
	Citizens Financial Group Inc.	2.638%	9/30/32	180	138
	CME Group Inc.	3.750%	6/15/28	300	291

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CME Group Inc.	2.650%	3/15/32	1,000	864
	CME Group Inc.	5.300%	9/15/43	720	735
	CME Group Inc.	4.150%	6/15/48	500	437
	CNA Financial Corp.	3.450%	8/15/27	400	379
	CNA Financial Corp.	3.900%	5/1/29	800	757
	CNA Financial Corp.	5.125%	2/15/34	638	620
	CNO Financial Group Inc.	5.250%	5/30/25	500	497
[9]	Comerica Bank	4.000%	7/27/25	578	561
	Comerica Inc.	4.000%	2/1/29	415	381
	Comerica Inc.	5.982%	1/30/30	790	781
	Commonwealth Bank of Australia	5.316%	3/13/26	900	906
[9]	Cooperatieve Rabobank UA	3.375%	5/21/25	1,815	1,780
	Cooperatieve Rabobank UA	4.375%	8/4/25	802	788
	Cooperatieve Rabobank UA	4.850%	1/9/26	600	599
[9]	Cooperatieve Rabobank UA	3.750%	7/21/26	1,800	1,730
	Cooperatieve Rabobank UA	5.500%	10/5/26	600	607
	Cooperatieve Rabobank UA	4.800%	1/9/29	600	596
	Cooperatieve Rabobank UA	5.750%	12/1/43	750	763
	Cooperatieve Rabobank UA	5.250%	8/4/45	3,250	3,186
	Corebridge Financial Inc.	3.500%	4/4/25	500	489
	Corebridge Financial Inc.	3.650%	4/5/27	1,000	956
	Corebridge Financial Inc.	3.850%	4/5/29	1,000	935
	Corebridge Financial Inc.	3.900%	4/5/32	500	450
[12]	Corebridge Financial Inc.	6.050%	9/15/33	500	515
	Corebridge Financial Inc.	5.750%	1/15/34	1,300	1,326
	Corebridge Financial Inc.	4.350%	4/5/42	500	421
	Corebridge Financial Inc.	4.400%	4/5/52	2,000	1,633
	Credit Suisse AG	1.250%	8/7/26	1,165	1,062
	Credit Suisse AG	5.000%	7/9/27	1,000	991
	Credit Suisse AG	7.500%	2/15/28	3,088	3,329
	Credit Suisse USA Inc.	7.125%	7/15/32	465	522
	Deutsche Bank AG	4.500%	4/1/25	778	765
[9]	Deutsche Bank AG	4.100%	1/13/26	400	391
	Deutsche Bank AG	1.686%	3/19/26	1,500	1,404
	Deutsche Bank AG	6.119%	7/14/26	1,000	1,004
	Deutsche Bank AG	2.129%	11/24/26	1,600	1,509
	Deutsche Bank AG	7.146%	7/13/27	1,500	1,541
	Deutsche Bank AG	2.311%	11/16/27	500	457
	Deutsche Bank AG	2.552%	1/7/28	1,005	922
	Deutsche Bank AG	5.706%	2/8/28	540	539
	Deutsche Bank AG	6.720%	1/18/29	1,555	1,608
	Deutsche Bank AG	6.819%	11/20/29	1,000	1,045
	Deutsche Bank AG	5.882%	7/8/31	200	195
[9]	Deutsche Bank AG	3.547%	9/18/31	500	440
	Deutsche Bank AG	3.729%	1/14/32	1,730	1,455
	Deutsche Bank AG	3.035%	5/28/32	1,005	846
	Deutsche Bank AG	4.875%	12/1/32	570	535
	Deutsche Bank AG	3.742%	1/7/33	1,393	1,148
	Deutsche Bank AG	7.079%	2/10/34	1,150	1,183
[9]	Discover Bank	4.250%	3/13/26	2,043	1,989
[9]	Discover Bank	3.450%	7/27/26	1,455	1,385
[9]	Discover Bank	4.650%	9/13/28	500	484
[9]	Discover Bank	2.700%	2/6/30	400	344
	Discover Financial Services	4.500%	1/30/26	3,183	3,125
	Discover Financial Services	6.700%	11/29/32	250	265
	Eaton Vance Corp.	3.500%	4/6/27	511	489
	Enstar Finance LLC	5.750%	9/1/40	49	48
	Enstar Finance LLC	5.500%	1/15/42	500	466

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Enstar Group Ltd.	4.950%	6/1/29	680	664
	Enstar Group Ltd.	3.100%	9/1/31	500	415
	Equitable Holdings Inc.	7.000%	4/1/28	600	640
	Equitable Holdings Inc.	4.350%	4/20/28	3,460	3,352
	Equitable Holdings Inc.	5.594%	1/11/33	500	505
	Equitable Holdings Inc.	5.000%	4/20/48	1,200	1,090
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	300	271
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	500	350
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	1,250	807
	F&G Annuities & Life Inc.	7.400%	1/13/28	400	415
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	400	395
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	600	573
	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	1,000	875
	Fairfax Financial Holdings Ltd.	5.625%	8/16/32	650	650
[12]	Fairfax Financial Holdings Ltd.	6.000%	12/7/33	500	510
[12]	Fairfax Financial Holdings Ltd.	6.350%	3/22/54	825	843
	Fidelity National Financial Inc.	3.400%	6/15/30	500	445
	Fidelity National Financial Inc.	2.450%	3/15/31	750	618
	Fidelity National Financial Inc.	3.200%	9/17/51	500	319
	Fifth Third Bancorp	2.550%	5/5/27	1,500	1,382
	Fifth Third Bancorp	1.707%	11/1/27	500	455
	Fifth Third Bancorp	3.950%	3/14/28	300	287
	Fifth Third Bancorp	4.055%	4/25/28	500	474
	Fifth Third Bancorp	6.339%	7/27/29	800	824
	Fifth Third Bancorp	4.772%	7/28/30	400	385
	Fifth Third Bancorp	5.631%	1/29/32	1,225	1,227
	Fifth Third Bancorp	4.337%	4/25/33	500	457
	Fifth Third Bancorp	8.250%	3/1/38	710	851
[9]	Fifth Third Bank NA	3.950%	7/28/25	625	612
[9]	Fifth Third Bank NA	3.850%	3/15/26	1,500	1,446
[9]	Fifth Third Bank NA	2.250%	2/1/27	1,165	1,077
	First American Financial Corp.	2.400%	8/15/31	600	476
[9]	First Horizon Bank	5.750%	5/1/30	340	322
	First-Citizens Bank & Trust Co.	6.125%	3/9/28	350	359
	Franklin Resources Inc.	1.600%	10/30/30	500	409
	Franklin Resources Inc.	2.950%	8/12/51	500	313
	FS KKR Capital Corp.	3.400%	1/15/26	1,580	1,499
	FS KKR Capital Corp.	7.875%	1/15/29	900	941
	GATX Corp.	3.850%	3/30/27	910	877
	GATX Corp.	3.500%	3/15/28	200	188
	GATX Corp.	4.550%	11/7/28	600	587
	GATX Corp.	4.700%	4/1/29	275	270
	GATX Corp.	4.000%	6/30/30	460	428
	GATX Corp.	1.900%	6/1/31	500	398
	GATX Corp.	3.500%	6/1/32	500	438
	GATX Corp.	5.450%	9/15/33	500	498
	GATX Corp.	6.900%	5/1/34	500	545
	GATX Corp.	5.200%	3/15/44	150	139
	GATX Corp.	4.500%	3/30/45	150	122
	GATX Corp.	3.100%	6/1/51	500	326
	GE Capital Funding LLC	3.450%	5/15/25	2,320	2,266
	GE Capital Funding LLC	4.550%	5/15/32	376	364
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	930	874
	Globe Life Inc.	4.550%	9/15/28	385	377
	Globe Life Inc.	2.150%	8/15/30	500	418
[9]	Goldman Sachs Bank USA	5.283%	3/18/27	1,650	1,648
	Goldman Sachs BDC Inc.	2.875%	1/15/26	500	477

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Goldman Sachs Capital I	6.345%	2/15/34	975	1,014
	Goldman Sachs Group Inc.	3.500%	4/1/25	1,000	981
	Goldman Sachs Group Inc.	3.750%	5/22/25	1,000	981
	Goldman Sachs Group Inc.	3.750%	2/25/26	2,450	2,392
	Goldman Sachs Group Inc.	5.798%	8/10/26	1,415	1,420
[9]	Goldman Sachs Group Inc.	1.093%	12/9/26	2,000	1,857
	Goldman Sachs Group Inc.	5.950%	1/15/27	1,030	1,051
	Goldman Sachs Group Inc.	3.850%	1/26/27	1,100	1,066
	Goldman Sachs Group Inc.	1.431%	3/9/27	2,000	1,852
	Goldman Sachs Group Inc.	1.948%	10/21/27	7,000	6,434
	Goldman Sachs Group Inc.	2.640%	2/24/28	3,491	3,250
	Goldman Sachs Group Inc.	3.615%	3/15/28	2,360	2,257
[9]	Goldman Sachs Group Inc.	3.691%	6/5/28	6,050	5,788
[9]	Goldman Sachs Group Inc.	3.814%	4/23/29	1,200	1,137
[9]	Goldman Sachs Group Inc.	4.223%	5/1/29	2,150	2,069
	Goldman Sachs Group Inc.	6.484%	10/24/29	2,025	2,132
	Goldman Sachs Group Inc.	3.800%	3/15/30	6,425	6,017
	Goldman Sachs Group Inc.	1.992%	1/27/32	2,200	1,781
	Goldman Sachs Group Inc.	2.615%	4/22/32	3,000	2,516
	Goldman Sachs Group Inc.	2.383%	7/21/32	3,970	3,254
	Goldman Sachs Group Inc.	2.650%	10/21/32	3,400	2,829
	Goldman Sachs Group Inc.	3.102%	2/24/33	2,735	2,336
	Goldman Sachs Group Inc.	6.450%	5/1/36	2,975	3,176
	Goldman Sachs Group Inc.	6.750%	10/1/37	2,000	2,181
[9]	Goldman Sachs Group Inc.	4.017%	10/31/38	2,230	1,915
	Goldman Sachs Group Inc.	6.250%	2/1/41	2,090	2,273
	Goldman Sachs Group Inc.	3.210%	4/22/42	3,120	2,341
	Goldman Sachs Group Inc.	3.436%	2/24/43	1,865	1,442
[9]	Goldman Sachs Group Inc.	4.800%	7/8/44	1,710	1,576
	Goldman Sachs Group Inc.	5.150%	5/22/45	2,075	2,004
	Goldman Sachs Group Inc.	4.750%	10/21/45	525	484
	Golub Capital BDC Inc.	2.500%	8/24/26	684	628
	Golub Capital BDC Inc.	2.050%	2/15/27	290	258
	Golub Capital BDC Inc.	7.050%	12/5/28	500	512
	Hanover Insurance Group Inc.	4.500%	4/15/26	270	265
	Hartford Financial Services Group Inc.	2.800%	8/19/29	500	449
	Hartford Financial Services Group Inc.	6.100%	10/1/41	600	639
	Hartford Financial Services Group Inc.	4.300%	4/15/43	500	430
	Hartford Financial Services Group Inc.	3.600%	8/19/49	500	378
	Hartford Financial Services Group Inc.	2.900%	9/15/51	700	456
[9]	HSBC Bank USA NA	5.875%	11/1/34	250	264
[9]	HSBC Bank USA NA	7.000%	1/15/39	650	752
	HSBC Holdings plc	4.250%	8/18/25	4,200	4,116
	HSBC Holdings plc	4.300%	3/8/26	3,570	3,504
[9]	HSBC Holdings plc	1.645%	4/18/26	3,000	2,874
	HSBC Holdings plc	3.900%	5/25/26	1,950	1,898
[9]	HSBC Holdings plc	2.099%	6/4/26	7,135	6,842
[9]	HSBC Holdings plc	4.292%	9/12/26	3,100	3,042
	HSBC Holdings plc	7.336%	11/3/26	250	257
	HSBC Holdings plc	4.375%	11/23/26	3,000	2,932
	HSBC Holdings plc	1.589%	5/24/27	1,000	920
	HSBC Holdings plc	2.251%	11/22/27	3,575	3,295
[9]	HSBC Holdings plc	4.041%	3/13/28	2,000	1,927
	HSBC Holdings plc	4.755%	6/9/28	3,020	2,960

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HSBC Holdings plc	5.210%	8/11/28	2,950	2,942
[9]	HSBC Holdings plc	2.013%	9/22/28	8,000	7,147
	HSBC Holdings plc	7.390%	11/3/28	850	904
	HSBC Holdings plc	6.161%	3/9/29	708	727
[9]	HSBC Holdings plc	4.583%	6/19/29	1,900	1,841
	HSBC Holdings plc	2.206%	8/17/29	2,000	1,753
	HSBC Holdings plc	4.950%	3/31/30	2,230	2,213
[9]	HSBC Holdings plc	2.848%	6/4/31	2,000	1,724
[9]	HSBC Holdings plc	2.357%	8/18/31	4,000	3,331
[9]	HSBC Holdings plc	7.625%	5/17/32	400	440
	HSBC Holdings plc	2.871%	11/22/32	3,000	2,506
[9]	HSBC Holdings plc	7.350%	11/27/32	400	424
	HSBC Holdings plc	4.762%	3/29/33	1,375	1,277
	HSBC Holdings plc	5.402%	8/11/33	1,045	1,042
	HSBC Holdings plc	8.113%	11/3/33	1,250	1,429
	HSBC Holdings plc	6.254%	3/9/34	1,700	1,792
	HSBC Holdings plc	6.547%	6/20/34	800	827
	HSBC Holdings plc	7.399%	11/13/34	1,740	1,902
[9]	HSBC Holdings plc	6.500%	5/2/36	2,485	2,574
	HSBC Holdings plc	6.500%	9/15/37	400	427
[9]	HSBC Holdings plc	6.500%	9/15/37	660	687
[9]	HSBC Holdings plc	6.800%	6/1/38	1,450	1,543
	HSBC Holdings plc	6.100%	1/14/42	1,200	1,298
	HSBC Holdings plc	6.332%	3/9/44	1,700	1,823
	HSBC Holdings plc	5.250%	3/14/44	1,700	1,609
	Huntington Bancshares Inc.	4.000%	5/15/25	400	393
	Huntington Bancshares Inc.	4.443%	8/4/28	525	506
	Huntington Bancshares Inc.	6.208%	8/21/29	840	860
	Huntington Bancshares Inc.	2.550%	2/4/30	1,125	955
	Huntington Bancshares Inc.	5.023%	5/17/33	500	476
	Huntington Bancshares Inc.	5.709%	2/2/35	995	993
[9]	Huntington National Bank	4.270%	11/25/26	450	424
	Huntington National Bank	4.552%	5/17/28	500	484
	Huntington National Bank	5.650%	1/10/30	500	503
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	450	430
	ING Groep NV	3.950%	3/29/27	1,300	1,255
	ING Groep NV	4.017%	3/28/28	700	674
	ING Groep NV	4.550%	10/2/28	1,000	979
	ING Groep NV	4.050%	4/9/29	610	579
	ING Groep NV	6.114%	9/11/34	1,600	1,659
	Intercontinental Exchange Inc.	3.650%	5/23/25	690	677
	Intercontinental Exchange Inc.	3.750%	12/1/25	1,100	1,076
	Intercontinental Exchange Inc.	3.100%	9/15/27	200	189
	Intercontinental Exchange Inc.	4.000%	9/15/27	500	486
	Intercontinental Exchange Inc.	3.750%	9/21/28	500	480
	Intercontinental Exchange Inc.	4.350%	6/15/29	300	292
	Intercontinental Exchange Inc.	2.100%	6/15/30	2,240	1,901
	Intercontinental Exchange Inc.	1.850%	9/15/32	1,000	782
	Intercontinental Exchange Inc.	4.600%	3/15/33	300	291
	Intercontinental Exchange Inc.	2.650%	9/15/40	1,500	1,082
	Intercontinental Exchange Inc.	4.250%	9/21/48	600	514
	Intercontinental Exchange Inc.	3.000%	6/15/50	1,035	699
	Intercontinental Exchange Inc.	4.950%	6/15/52	825	782
	Intercontinental Exchange Inc.	3.000%	9/15/60	1,700	1,074
	Intercontinental Exchange Inc.	5.200%	6/15/62	300	293
	Invesco Finance plc	3.750%	1/15/26	800	780
	Invesco Finance plc	5.375%	11/30/43	900	877

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Jackson Financial Inc.	3.125%	11/23/31	500	416
	Jackson Financial Inc.	4.000%	11/23/51	500	352
	Janus Henderson US Holdings Inc.	4.875%	8/1/25	250	248
	Jefferies Financial Group Inc.	4.850%	1/15/27	600	595
	Jefferies Financial Group Inc.	5.875%	7/21/28	600	611
	Jefferies Financial Group Inc.	4.150%	1/23/30	1,100	1,032
	Jefferies Financial Group Inc.	2.750%	10/15/32	500	406
	Jefferies Financial Group Inc.	6.250%	1/15/36	320	331
	Jefferies Financial Group Inc.	6.500%	1/20/43	350	367
	JPMorgan Chase & Co.	3.900%	7/15/25	2,194	2,158
	JPMorgan Chase & Co.	3.300%	4/1/26	2,550	2,469
	JPMorgan Chase & Co.	4.080%	4/26/26	3,250	3,200
	JPMorgan Chase & Co.	3.200%	6/15/26	1,125	1,082
	JPMorgan Chase & Co.	2.950%	10/1/26	5,652	5,387
	JPMorgan Chase & Co.	7.625%	10/15/26	3,000	3,180
	JPMorgan Chase & Co.	1.045%	11/19/26	4,000	3,731
	JPMorgan Chase & Co.	4.125%	12/15/26	1,650	1,609
[9]	JPMorgan Chase & Co.	3.960%	1/29/27	2,729	2,665
	JPMorgan Chase & Co.	1.040%	2/4/27	4,500	4,162
	JPMorgan Chase & Co.	1.578%	4/22/27	1,000	927
	JPMorgan Chase & Co.	1.470%	9/22/27	2,000	1,824
	JPMorgan Chase & Co.	3.625%	12/1/27	1,000	952
	JPMorgan Chase & Co.	5.040%	1/23/28	2,045	2,037
[9]	JPMorgan Chase & Co.	3.782%	2/1/28	3,521	3,390
	JPMorgan Chase & Co.	4.323%	4/26/28	1,500	1,465
[9]	JPMorgan Chase & Co.	3.540%	5/1/28	775	740
[9]	JPMorgan Chase & Co.	2.182%	6/1/28	4,950	4,529
	JPMorgan Chase & Co.	4.851%	7/25/28	1,650	1,636
[9]	JPMorgan Chase & Co.	3.509%	1/23/29	2,900	2,742
[9]	JPMorgan Chase & Co.	4.005%	4/23/29	1,700	1,628
	JPMorgan Chase & Co.	2.069%	6/1/29	2,000	1,773
[9]	JPMorgan Chase & Co.	4.203%	7/23/29	550	530
	JPMorgan Chase & Co.	5.299%	7/24/29	2,300	2,317
	JPMorgan Chase & Co.	6.087%	10/23/29	978	1,016
	JPMorgan Chase & Co.	5.012%	1/23/30	1,600	1,593
[9]	JPMorgan Chase & Co.	3.702%	5/6/30	1,600	1,499
	JPMorgan Chase & Co.	4.565%	6/14/30	1,350	1,316
[9]	JPMorgan Chase & Co.	2.739%	10/15/30	2,000	1,771
[9]	JPMorgan Chase & Co.	4.493%	3/24/31	5,675	5,486
[9]	JPMorgan Chase & Co.	2.956%	5/13/31	3,500	3,062
	JPMorgan Chase & Co.	1.764%	11/19/31	1,000	811
	JPMorgan Chase & Co.	1.953%	2/4/32	1,785	1,453
	JPMorgan Chase & Co.	2.580%	4/22/32	4,000	3,376
	JPMorgan Chase & Co.	2.545%	11/8/32	2,725	2,265
	JPMorgan Chase & Co.	2.963%	1/25/33	3,385	2,890
	JPMorgan Chase & Co.	4.586%	4/26/33	2,000	1,914
	JPMorgan Chase & Co.	4.912%	7/25/33	1,600	1,565
	JPMorgan Chase & Co.	5.350%	6/1/34	2,830	2,841
	JPMorgan Chase & Co.	6.254%	10/23/34	2,500	2,670
	JPMorgan Chase & Co.	5.336%	1/23/35	2,425	2,433
	JPMorgan Chase & Co.	6.400%	5/15/38	2,000	2,249
[9]	JPMorgan Chase & Co.	3.882%	7/24/38	3,225	2,784
	JPMorgan Chase & Co.	5.500%	10/15/40	1,375	1,407
[9]	JPMorgan Chase & Co.	3.109%	4/22/41	8,000	6,094
	JPMorgan Chase & Co.	5.400%	1/6/42	1,200	1,223
	JPMorgan Chase & Co.	3.157%	4/22/42	2,955	2,244
	JPMorgan Chase & Co.	5.625%	8/16/43	1,000	1,039
	JPMorgan Chase & Co.	4.950%	6/1/45	4,550	4,318

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	JPMorgan Chase & Co.	4.260%	2/22/48	525	452
[9]	JPMorgan Chase & Co.	3.964%	11/15/48	3,500	2,862
[9]	JPMorgan Chase & Co.	3.109%	4/22/51	3,275	2,281
	JPMorgan Chase & Co.	3.328%	4/22/52	3,300	2,389
	JPMorgan Chase Bank NA	5.110%	12/8/26	1,335	1,338
	Kemper Corp.	3.800%	2/23/32	500	427
[9]	KeyBank NA	3.300%	6/1/25	500	484
[9]	KeyBank NA	4.150%	8/8/25	525	510
	KeyBank NA	4.700%	1/26/26	650	635
[9]	KeyBank NA	5.850%	11/15/27	650	644
[9]	KeyBank NA	4.390%	12/14/27	300	283
[9]	KeyBank NA	6.950%	2/1/28	250	257
[9]	KeyBank NA	4.900%	8/8/32	525	471
	KeyBank NA	5.000%	1/26/33	650	602
[9]	KeyCorp	4.150%	10/29/25	850	828
[9]	KeyCorp	2.250%	4/6/27	750	675
[9]	KeyCorp	4.100%	4/30/28	1,400	1,316
[9]	KeyCorp	2.550%	10/1/29	600	507
[9]	KeyCorp	4.789%	6/1/33	790	724
	KeyCorp	6.401%	3/6/35	825	843
	Lazard Group LLC	3.625%	3/1/27	1,350	1,290
	Lazard Group LLC	4.500%	9/19/28	425	410
	Lazard Group LLC	6.000%	3/15/31	500	505
	Legg Mason Inc.	4.750%	3/15/26	425	422
	Legg Mason Inc.	5.625%	1/15/44	450	450
	Lincoln National Corp.	3.625%	12/12/26	250	239
	Lincoln National Corp.	3.800%	3/1/28	850	814
	Lincoln National Corp.	6.300%	10/9/37	1,025	1,055
	Lincoln National Corp.	4.375%	6/15/50	500	388
	Lloyds Banking Group plc	4.450%	5/8/25	500	494
	Lloyds Banking Group plc	4.582%	12/10/25	2,050	2,009
	Lloyds Banking Group plc	4.650%	3/24/26	1,000	981
	Lloyds Banking Group plc	4.716%	8/11/26	875	864
	Lloyds Banking Group plc	3.750%	1/11/27	1,329	1,278
	Lloyds Banking Group plc	5.985%	8/7/27	1,240	1,251
	Lloyds Banking Group plc	3.750%	3/18/28	700	670
	Lloyds Banking Group plc	4.375%	3/22/28	3,025	2,936
[9]	Lloyds Banking Group plc	3.574%	11/7/28	2,250	2,110
	Lloyds Banking Group plc	5.871%	3/6/29	1,400	1,423
	Lloyds Banking Group plc	7.953%	11/15/33	2,575	2,902
	Lloyds Banking Group plc	5.679%	1/5/35	2,250	2,263
	Lloyds Banking Group plc	3.369%	12/14/46	520	363
	Lloyds Banking Group plc	4.344%	1/9/48	850	676
	Loews Corp.	3.750%	4/1/26	695	677
	Loews Corp.	3.200%	5/15/30	500	453
	Loews Corp.	6.000%	2/1/35	250	268
	Loews Corp.	4.125%	5/15/43	275	234
	LPL Holdings Inc.	6.750%	11/17/28	600	628
	M&T Bank Corp.	4.553%	8/16/28	500	477
	M&T Bank Corp.	7.413%	10/30/29	1,500	1,582
	M&T Bank Corp.	6.082%	3/13/32	415	414
	M&T Bank Corp.	5.053%	1/27/34	580	539
	Main Street Capital Corp.	3.000%	7/14/26	458	426
	Main Street Capital Corp.	6.950%	3/1/29	450	457
	Manufacturers & Traders Trust Co.	5.400%	11/21/25	500	495
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	1,145	1,120
[9]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	250	231
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	2,523	2,432

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Manulife Financial Corp.	4.150%	3/4/26	575	565
	Manulife Financial Corp.	2.484%	5/19/27	1,130	1,051
[9]	Manulife Financial Corp.	4.061%	2/24/32	760	728
	Manulife Financial Corp.	5.375%	3/4/46	850	837
	Markel Group Inc.	3.500%	11/1/27	200	189
	Markel Group Inc.	3.350%	9/17/29	250	227
	Markel Group Inc.	5.000%	4/5/46	1,100	990
	Markel Group Inc.	4.300%	11/1/47	200	162
	Markel Group Inc.	5.000%	5/20/49	200	182
	Markel Group Inc.	3.450%	5/7/52	500	346
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	375	367
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	875	861
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	665	567
	Marsh & McLennan Cos. Inc.	2.375%	12/15/31	250	209
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	1,050	1,118
	Marsh & McLennan Cos. Inc.	5.400%	9/15/33	400	410
	Marsh & McLennan Cos. Inc.	5.150%	3/15/34	400	403
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	400	380
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	200	171
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	1,600	1,490
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	200	129
	Marsh & McLennan Cos. Inc.	6.250%	11/1/52	500	556
	Marsh & McLennan Cos. Inc.	5.450%	3/15/53	265	267
	Marsh & McLennan Cos. Inc.	5.700%	9/15/53	800	831
	Marsh & McLennan Cos. Inc.	5.450%	3/15/54	364	365
	Mastercard Inc.	2.950%	11/21/26	510	487
	Mastercard Inc.	3.300%	3/26/27	2,550	2,453
	Mastercard Inc.	3.500%	2/26/28	450	434
	Mastercard Inc.	4.875%	3/9/28	500	506
	Mastercard Inc.	2.950%	6/1/29	500	461
	Mastercard Inc.	3.350%	3/26/30	1,250	1,163
	Mastercard Inc.	1.900%	3/15/31	1,550	1,295
	Mastercard Inc.	2.000%	11/18/31	700	578
	Mastercard Inc.	3.800%	11/21/46	350	292
	Mastercard Inc.	3.950%	2/26/48	550	466
	Mastercard Inc.	3.650%	6/1/49	835	672
	Mastercard Inc.	3.850%	3/26/50	1,400	1,160
	Mastercard Inc.	2.950%	3/15/51	500	349
	Mercury General Corp.	4.400%	3/15/27	315	303
	MetLife Inc.	3.600%	11/13/25	561	548
	MetLife Inc.	4.550%	3/23/30	956	947
	MetLife Inc.	6.500%	12/15/32	250	276
	MetLife Inc.	5.375%	7/15/33	1,103	1,126
	MetLife Inc.	6.375%	6/15/34	505	551
	MetLife Inc.	5.700%	6/15/35	425	443
[9]	MetLife Inc.	6.400%	12/15/36	1,505	1,545
	MetLife Inc.	5.875%	2/6/41	645	679
	MetLife Inc.	4.875%	11/13/43	1,396	1,309
	MetLife Inc.	4.721%	12/15/44	150	135
	MetLife Inc.	4.050%	3/1/45	1,000	834
	MetLife Inc.	5.000%	7/15/52	1,600	1,505
	MetLife Inc.	5.250%	1/15/54	630	620
	MGIC Investment Corp.	5.250%	8/15/28	57	55
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	500	475
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	235	229
	Mitsubishi UFJ Financial Group Inc.	3.837%	4/17/26	300	295
	Mitsubishi UFJ Financial Group Inc.	5.541%	4/17/26	255	255
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	700	662

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	3,300	3,191
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	500	460
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	1,000	948
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	2,625	2,539
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/28	675	656
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	625	623
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	2,500	2,433
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	1,000	1,005
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	1,290	1,227
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	825	756
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	1,175	1,025
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	1,000	838
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	2,500	2,081
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/33	300	284
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	625	625
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/34	4,102	4,182
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	200	185
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	2,600	2,236
	Mizuho Financial Group Inc.	3.663%	2/28/27	250	240
	Mizuho Financial Group Inc.	1.234%	5/22/27	2,000	1,835
	Mizuho Financial Group Inc.	1.554%	7/9/27	675	620
	Mizuho Financial Group Inc.	4.018%	3/5/28	400	386
	Mizuho Financial Group Inc.	5.778%	7/6/29	1,025	1,048
[9]	Mizuho Financial Group Inc.	4.254%	9/11/29	1,000	963
[9]	Mizuho Financial Group Inc.	3.153%	7/16/30	2,400	2,174
[9]	Mizuho Financial Group Inc.	2.591%	5/25/31	1,000	859
	Mizuho Financial Group Inc.	2.172%	5/22/32	1,500	1,225
	Mizuho Financial Group Inc.	5.754%	5/27/34	1,200	1,235
	Mizuho Financial Group Inc.	5.748%	7/6/34	2,140	2,205
[9]	Morgan Stanley	4.000%	7/23/25	4,164	4,095
	Morgan Stanley	5.000%	11/24/25	1,100	1,093
[9]	Morgan Stanley	3.875%	1/27/26	1,800	1,758
[9]	Morgan Stanley	2.188%	4/28/26	750	724
[9]	Morgan Stanley	3.125%	7/27/26	3,150	3,012
[9]	Morgan Stanley	6.250%	8/9/26	1,294	1,325
[9]	Morgan Stanley	4.350%	9/8/26	6,479	6,338
	Morgan Stanley	6.138%	10/16/26	1,000	1,011
	Morgan Stanley	0.985%	12/10/26	3,600	3,335
	Morgan Stanley	3.625%	1/20/27	2,135	2,061
	Morgan Stanley	3.950%	4/23/27	745	719
	Morgan Stanley	1.593%	5/4/27	5,398	4,992
[9]	Morgan Stanley	1.512%	7/20/27	1,500	1,376
	Morgan Stanley	2.475%	1/21/28	500	465
	Morgan Stanley	4.210%	4/20/28	1,375	1,336
[9]	Morgan Stanley	3.591%	7/22/28	3,040	2,889
	Morgan Stanley	6.296%	10/18/28	2,200	2,276
[9]	Morgan Stanley	3.772%	1/24/29	2,850	2,712
	Morgan Stanley	5.123%	2/1/29	1,700	1,696
[9]	Morgan Stanley	5.164%	4/20/29	2,600	2,598
	Morgan Stanley	5.449%	7/20/29	2,125	2,143
	Morgan Stanley	6.407%	11/1/29	1,625	1,703
	Morgan Stanley	5.173%	1/16/30	2,050	2,052
[9]	Morgan Stanley	4.431%	1/23/30	300	290
[9]	Morgan Stanley	2.699%	1/22/31	775	677
[9]	Morgan Stanley	3.622%	4/1/31	8,000	7,340
[9]	Morgan Stanley	1.794%	2/13/32	2,000	1,599
	Morgan Stanley	7.250%	4/1/32	705	805
[9]	Morgan Stanley	1.928%	4/28/32	2,200	1,765

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Morgan Stanley	2.239%	7/21/32	3,500	2,853
[9]	Morgan Stanley	2.511%	10/20/32	2,000	1,652
	Morgan Stanley	2.943%	1/21/33	500	425
	Morgan Stanley	6.342%	10/18/33	2,500	2,678
[9]	Morgan Stanley	5.250%	4/21/34	2,050	2,031
[9]	Morgan Stanley	5.424%	7/21/34	2,500	2,507
	Morgan Stanley	6.627%	11/1/34	1,625	1,777
	Morgan Stanley	5.466%	1/18/35	2,453	2,474
	Morgan Stanley	2.484%	9/16/36	2,700	2,134
	Morgan Stanley	5.297%	4/20/37	1,625	1,560
	Morgan Stanley	5.948%	1/19/38	840	841
[9]	Morgan Stanley	3.971%	7/22/38	2,100	1,796
	Morgan Stanley	5.942%	2/7/39	1,975	1,965
	Morgan Stanley	3.217%	4/22/42	1,375	1,052
	Morgan Stanley	6.375%	7/24/42	2,400	2,708
	Morgan Stanley	4.300%	1/27/45	2,850	2,503
	Morgan Stanley	4.375%	1/22/47	1,950	1,710
[9]	Morgan Stanley	5.597%	3/24/51	2,700	2,822
[9]	Morgan Stanley	2.802%	1/25/52	2,780	1,825
	Morgan Stanley Bank NA	5.479%	7/16/25	1,625	1,631
[9]	Morgan Stanley Bank NA	4.754%	4/21/26	1,365	1,356
[9]	Morgan Stanley Bank NA	5.882%	10/30/26	1,225	1,248
[9]	Morgan Stanley Bank NA	4.952%	1/14/28	800	796
	Nasdaq Inc.	5.650%	6/28/25	1,000	1,003
	Nasdaq Inc.	3.850%	6/30/26	675	657
	Nasdaq Inc.	5.350%	6/28/28	1,000	1,014
	Nasdaq Inc.	1.650%	1/15/31	500	402
	Nasdaq Inc.	5.550%	2/15/34	1,000	1,017
	Nasdaq Inc.	2.500%	12/21/40	1,000	679
	Nasdaq Inc.	3.250%	4/28/50	165	115
	Nasdaq Inc.	3.950%	3/7/52	500	387
	Nasdaq Inc.	5.950%	8/15/53	1,000	1,053
	Nasdaq Inc.	6.100%	6/28/63	1,000	1,063
	National Australia Bank Ltd.	5.200%	5/13/25	1,500	1,500
	National Australia Bank Ltd.	4.750%	12/10/25	600	598
	National Australia Bank Ltd.	3.375%	1/14/26	150	146
[9]	National Australia Bank Ltd.	2.500%	7/12/26	1,788	1,692
	National Australia Bank Ltd.	4.944%	1/12/28	850	852
	National Australia Bank Ltd.	4.900%	6/13/28	1,500	1,504
	National Australia Bank Ltd.	4.787%	1/10/29	600	599
	National Bank of Canada	5.600%	12/18/28	800	813
[9]	Nationwide Financial Services Inc.	6.750%	5/15/37	50	51
	NatWest Group plc	4.800%	4/5/26	225	222
	NatWest Group plc	7.472%	11/10/26	2,175	2,234
	NatWest Group plc	5.847%	3/2/27	650	653
	NatWest Group plc	5.583%	3/1/28	500	503
[9]	NatWest Group plc	3.073%	5/22/28	2,450	2,286
	NatWest Group plc	5.516%	9/30/28	900	901
[9]	NatWest Group plc	4.892%	5/18/29	2,000	1,958
	NatWest Group plc	5.808%	9/13/29	800	813
[9]	NatWest Group plc	5.076%	1/27/30	3,140	3,085
[9]	NatWest Group plc	4.445%	5/8/30	175	167
	NatWest Group plc	6.016%	3/2/34	650	670
	NatWest Group plc	6.475%	6/1/34	600	610
	NatWest Group plc	5.778%	3/1/35	750	760
[9]	NatWest Group plc	3.032%	11/28/35	1,200	1,004
	Nomura Holdings Inc.	1.851%	7/16/25	2,600	2,476
	Nomura Holdings Inc.	2.329%	1/22/27	1,000	921

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nomura Holdings Inc.	2.172%	7/14/28	2,800	2,463
	Nomura Holdings Inc.	2.710%	1/22/29	1,350	1,199
	Nomura Holdings Inc.	3.103%	1/16/30	1,610	1,428
	Nomura Holdings Inc.	2.679%	7/16/30	750	641
	Nomura Holdings Inc.	2.608%	7/14/31	825	685
	Northern Trust Corp.	3.950%	10/30/25	600	588
	Northern Trust Corp.	4.000%	5/10/27	925	901
	Northern Trust Corp.	3.650%	8/3/28	325	312
	Northern Trust Corp.	3.150%	5/3/29	500	466
[9]	Northern Trust Corp.	3.375%	5/8/32	275	256
	Northern Trust Corp.	6.125%	11/2/32	810	855
	Oaktree Specialty Lending Corp.	2.700%	1/15/27	500	452
	Oaktree Specialty Lending Corp.	7.100%	2/15/29	450	465
[12]	Oaktree Strategic Credit Fund	8.400%	11/14/28	450	477
	Old Republic International Corp.	3.875%	8/26/26	425	411
	Old Republic International Corp.	5.750%	3/28/34	166	167
	Old Republic International Corp.	3.850%	6/11/51	500	363
	ORIX Corp.	3.700%	7/18/27	650	624
	ORIX Corp.	2.250%	3/9/31	1,000	845
	PartnerRe Finance B LLC	3.700%	7/2/29	390	371
	PartnerRe Finance B LLC	4.500%	10/1/50	500	456
[9]	PNC Bank NA	3.250%	6/1/25	825	804
[9]	PNC Bank NA	4.200%	11/1/25	825	808
[9]	PNC Bank NA	3.100%	10/25/27	250	233
[9]	PNC Bank NA	3.250%	1/22/28	600	561
[9]	PNC Bank NA	4.050%	7/26/28	1,000	952
[9]	PNC Bank NA	2.700%	10/22/29	300	261
	PNC Financial Services Group Inc.	5.812%	6/12/26	800	803
	PNC Financial Services Group Inc.	2.600%	7/23/26	831	785
	PNC Financial Services Group Inc.	4.758%	1/26/27	850	842
	PNC Financial Services Group Inc.	3.150%	5/19/27	4,021	3,808
	PNC Financial Services Group Inc.	6.615%	10/20/27	800	823
	PNC Financial Services Group Inc.	5.300%	1/21/28	800	801
	PNC Financial Services Group Inc.	3.450%	4/23/29	2,880	2,688
	PNC Financial Services Group Inc.	5.582%	6/12/29	800	810
	PNC Financial Services Group Inc.	2.550%	1/22/30	1,350	1,178
	PNC Financial Services Group Inc.	2.307%	4/23/32	1,250	1,028
	PNC Financial Services Group Inc.	4.626%	6/6/33	675	629
	PNC Financial Services Group Inc.	6.037%	10/28/33	1,225	1,267
	PNC Financial Services Group Inc.	5.068%	1/24/34	850	822
	PNC Financial Services Group Inc.	5.939%	8/18/34	915	939
	PNC Financial Services Group Inc.	6.875%	10/20/34	1,000	1,095
	PNC Financial Services Group Inc.	5.676%	1/22/35	2,650	2,674
	Primerica Inc.	2.800%	11/19/31	500	417
	Principal Financial Group Inc.	3.400%	5/15/25	696	680
	Principal Financial Group Inc.	3.100%	11/15/26	300	286
	Principal Financial Group Inc.	3.700%	5/15/29	500	469
	Principal Financial Group Inc.	2.125%	6/15/30	100	84
	Principal Financial Group Inc.	5.375%	3/15/33	500	505
	Principal Financial Group Inc.	4.625%	9/15/42	500	455
	Principal Financial Group Inc.	4.350%	5/15/43	340	299
	Principal Financial Group Inc.	4.300%	11/15/46	265	223
	Principal Financial Group Inc.	5.500%	3/15/53	500	491
	Progressive Corp.	2.450%	1/15/27	1,602	1,501
	Progressive Corp.	4.000%	3/1/29	409	396
	Progressive Corp.	6.625%	3/1/29	150	162
	Progressive Corp.	3.000%	3/15/32	1,250	1,090
	Progressive Corp.	4.950%	6/15/33	450	449

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Progressive Corp.	3.700%	1/26/45	250	205
	Progressive Corp.	4.125%	4/15/47	385	326
	Progressive Corp.	4.200%	3/15/48	465	403
	Progressive Corp.	3.950%	3/26/50	870	712
	Progressive Corp.	3.700%	3/15/52	500	390
	Prospect Capital Corp.	3.364%	11/15/26	625	572
	Prospect Capital Corp.	3.437%	10/15/28	550	474
[9]	Prudential Financial Inc.	5.750%	7/15/33	345	368
[9]	Prudential Financial Inc.	5.700%	12/14/36	805	845
[9]	Prudential Financial Inc.	6.625%	12/1/37	300	339
[9]	Prudential Financial Inc.	6.625%	6/21/40	250	281
[9]	Prudential Financial Inc.	5.100%	8/15/43	225	204
[9]	Prudential Financial Inc.	4.600%	5/15/44	1,100	993
[9]	Prudential Financial Inc.	5.375%	5/15/45	650	643
	Prudential Financial Inc.	3.905%	12/7/47	1,882	1,503
[9]	Prudential Financial Inc.	5.700%	9/15/48	1,150	1,136
	Prudential Financial Inc.	3.935%	12/7/49	1,415	1,119
[9]	Prudential Financial Inc.	4.350%	2/25/50	935	799
[9]	Prudential Financial Inc.	3.700%	10/1/50	700	611
	Prudential Financial Inc.	5.125%	3/1/52	750	704
	Prudential Financial Inc.	6.750%	3/1/53	500	520
	Prudential Financial Inc.	6.500%	3/15/54	1,225	1,246
	Prudential Funding Asia plc	3.125%	4/14/30	740	666
	Prudential Funding Asia plc	3.625%	3/24/32	500	451
	Radian Group Inc.	6.200%	5/15/29	651	660
	Raymond James Financial Inc.	4.650%	4/1/30	250	247
	Raymond James Financial Inc.	4.950%	7/15/46	875	805
	Raymond James Financial Inc.	3.750%	4/1/51	500	379
[9]	Regions Bank	6.450%	6/26/37	500	515
	Regions Financial Corp.	1.800%	8/12/28	500	431
	Regions Financial Corp.	7.375%	12/10/37	500	568
	Reinsurance Group of America Inc.	3.950%	9/15/26	328	321
	Reinsurance Group of America Inc.	3.900%	5/15/29	300	283
	Reinsurance Group of America Inc.	6.000%	9/15/33	575	596
	RenaissanceRe Finance Inc.	3.700%	4/1/25	159	156
	RenaissanceRe Finance Inc.	3.450%	7/1/27	225	213
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	200	186
	RenaissanceRe Holdings Ltd.	5.750%	6/5/33	606	610
	Royal Bank of Canada	3.375%	4/14/25	925	907
[9]	Royal Bank of Canada	4.950%	4/25/25	2,725	2,715
[9]	Royal Bank of Canada	1.150%	6/10/25	2,050	1,955
[9]	Royal Bank of Canada	4.875%	1/12/26	850	847
[9]	Royal Bank of Canada	0.875%	1/20/26	1,400	1,302
[9]	Royal Bank of Canada	4.650%	1/27/26	1,865	1,844
	Royal Bank of Canada	1.200%	4/27/26	1,675	1,548
[9]	Royal Bank of Canada	1.150%	7/14/26	600	550
[9]	Royal Bank of Canada	1.400%	11/2/26	500	457
[9]	Royal Bank of Canada	4.875%	1/19/27	600	598
[9]	Royal Bank of Canada	2.050%	1/21/27	350	325
	Royal Bank of Canada	3.625%	5/4/27	925	890
[9]	Royal Bank of Canada	4.240%	8/3/27	675	660
[9]	Royal Bank of Canada	6.000%	11/1/27	875	904
[9]	Royal Bank of Canada	4.900%	1/12/28	850	850
[9]	Royal Bank of Canada	4.950%	2/1/29	600	600
[9]	Royal Bank of Canada	2.300%	11/3/31	3,650	3,035
	Royal Bank of Canada	3.875%	5/4/32	925	854
[9]	Royal Bank of Canada	5.000%	2/1/33	1,785	1,777
[9]	Royal Bank of Canada	5.000%	5/2/33	825	821

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Royal Bank of Canada	5.150%	2/1/34	600	600
	Santander Holdings USA Inc.	4.500%	7/17/25	867	852
	Santander Holdings USA Inc.	3.244%	10/5/26	4,867	4,595
	Santander Holdings USA Inc.	2.490%	1/6/28	925	841
	Santander Holdings USA Inc.	6.499%	3/9/29	650	665
	Santander Holdings USA Inc.	6.174%	1/9/30	600	606
	Santander Holdings USA Inc.	7.660%	11/9/31	500	544
[9]	Santander UK Group Holdings plc	1.532%	8/21/26	3,000	2,826
[9]	Santander UK Group Holdings plc	3.823%	11/3/28	500	470
	Santander UK Group Holdings plc	6.534%	1/10/29	1,100	1,136
	Santander UK Group Holdings plc	2.896%	3/15/32	500	426
	Selective Insurance Group Inc.	5.375%	3/1/49	240	230
[6]	SiriusPoint Ltd.	7.000%	4/5/29	160	160
	Sixth Street Specialty Lending Inc.	6.125%	3/1/29	540	537
[12]	Societe Generale SA	3.000%	1/22/30	1,000	873
	State Street Corp.	3.550%	8/18/25	635	622
	State Street Corp.	5.104%	5/18/26	2,850	2,840
	State Street Corp.	2.650%	5/19/26	4,500	4,290
	State Street Corp.	5.272%	8/3/26	1,000	1,005
	State Street Corp.	5.751%	11/4/26	500	503
	State Street Corp.	4.993%	3/18/27	825	826
	State Street Corp.	5.820%	11/4/28	500	514
	State Street Corp.	5.684%	11/21/29	800	821
[9]	State Street Corp.	4.141%	12/3/29	800	772
	State Street Corp.	2.400%	1/24/30	625	550
	State Street Corp.	2.200%	3/3/31	500	418
	State Street Corp.	4.821%	1/26/34	610	593
	State Street Corp.	5.159%	5/18/34	1,000	994
[9]	State Street Corp.	3.031%	11/1/34	550	489
	State Street Corp.	6.123%	11/21/34	500	522
	Stewart Information Services Corp.	3.600%	11/15/31	500	410
	Stifel Financial Corp.	4.000%	5/15/30	100	91
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	1,250	1,190
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	829	769
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	530	538
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	1,200	1,137
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	1,000	914
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	650	617
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	1,000	959
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/27	525	486
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	2,600	2,471
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	500	510
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	1,700	1,618
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	3,650	3,505
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	3,000	2,629
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	3,250	3,202
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	1,000	907
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	1,100	999
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	400	355
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	1,175	1,041
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	1,300	1,089
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	750	602
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	1,000	818
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/33	1,380	1,435
	Sumitomo Mitsui Financial Group Inc.	5.776%	7/13/33	2,600	2,706
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	600	412
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/43	814	901
	Synchrony Financial	4.500%	7/23/25	1,298	1,272

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Synchrony Financial	3.700%	8/4/26	500	475
	Synchrony Financial	3.950%	12/1/27	1,125	1,052
	Synovus Bank	5.625%	2/15/28	1,050	1,020
	Toronto-Dominion Bank	3.766%	6/6/25	2,050	2,014
[9]	Toronto-Dominion Bank	1.150%	6/12/25	1,550	1,476
[9]	Toronto-Dominion Bank	0.750%	1/6/26	900	835
	Toronto-Dominion Bank	5.103%	1/9/26	850	851
[9]	Toronto-Dominion Bank	5.532%	7/17/26	1,000	1,009
[9]	Toronto-Dominion Bank	1.250%	9/10/26	600	547
[9]	Toronto-Dominion Bank	1.950%	1/12/27	500	462
[9]	Toronto-Dominion Bank	2.800%	3/10/27	250	235
[6,9]	Toronto-Dominion Bank	4.980%	4/5/27	675	674
	Toronto-Dominion Bank	4.108%	6/8/27	2,050	1,995
	Toronto-Dominion Bank	5.156%	1/10/28	1,085	1,092
[9]	Toronto-Dominion Bank	5.523%	7/17/28	1,000	1,021
[6,9]	Toronto-Dominion Bank	4.994%	4/5/29	675	675
[9]	Toronto-Dominion Bank	2.000%	9/10/31	600	490
[9]	Toronto-Dominion Bank	3.625%	9/15/31	500	478
[9]	Toronto-Dominion Bank	2.450%	1/12/32	500	416
[9]	Toronto-Dominion Bank	3.200%	3/10/32	2,250	1,976
	Toronto-Dominion Bank	4.456%	6/8/32	2,050	1,960
	Transatlantic Holdings Inc.	8.000%	11/30/39	625	800
	Travelers Cos. Inc.	6.750%	6/20/36	475	540
[9]	Travelers Cos. Inc.	6.250%	6/15/37	1,060	1,167
	Travelers Cos. Inc.	5.350%	11/1/40	530	537
	Travelers Cos. Inc.	4.600%	8/1/43	500	465
	Travelers Cos. Inc.	4.300%	8/25/45	250	219
	Travelers Cos. Inc.	4.000%	5/30/47	1,050	873
	Travelers Cos. Inc.	4.050%	3/7/48	250	211
	Travelers Cos. Inc.	2.550%	4/27/50	500	316
	Travelers Property Casualty Corp.	6.375%	3/15/33	113	126
	Trinity Acquisition plc	4.400%	3/15/26	450	441
[9]	Truist Bank	3.625%	9/16/25	2,600	2,530
[9]	Truist Bank	3.300%	5/15/26	1,216	1,166
[9]	Truist Bank	3.800%	10/30/26	400	384
[9]	Truist Bank	2.250%	3/11/30	800	666
	Truist Financial Corp.	4.000%	5/1/25	35	34
[9]	Truist Financial Corp.	3.700%	6/5/25	1,902	1,865
[9]	Truist Financial Corp.	1.200%	8/5/25	500	472
[9]	Truist Financial Corp.	1.267%	3/2/27	2,000	1,848
[9]	Truist Financial Corp.	6.047%	6/8/27	1,200	1,216
[9]	Truist Financial Corp.	1.125%	8/3/27	2,750	2,413
[9]	Truist Financial Corp.	4.873%	1/26/29	1,800	1,768
[9]	Truist Financial Corp.	3.875%	3/19/29	600	558
[9]	Truist Financial Corp.	1.887%	6/7/29	675	587
[9]	Truist Financial Corp.	7.161%	10/30/29	950	1,013
[9]	Truist Financial Corp.	5.435%	1/24/30	1,225	1,223
[9]	Truist Financial Corp.	1.950%	6/5/30	300	248
[9]	Truist Financial Corp.	4.916%	7/28/33	800	745
[9]	Truist Financial Corp.	5.122%	1/26/34	2,125	2,043
[9]	Truist Financial Corp.	5.867%	6/8/34	800	810
[9]	Truist Financial Corp.	5.711%	1/24/35	1,475	1,481
	UBS AG	5.800%	9/11/25	800	806
	UBS AG	5.650%	9/11/28	1,100	1,126
	UBS Group AG	4.550%	4/17/26	1,690	1,663
[12]	UBS Group AG	4.194%	4/1/31	1,000	929
	UBS Group AG	4.875%	5/15/45	1,680	1,561
	Unum Group	4.000%	6/15/29	210	198

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Unum Group	5.750%	8/15/42	400	391
	Unum Group	4.500%	12/15/49	500	405
	Unum Group	4.125%	6/15/51	500	378
[9]	US Bancorp	3.950%	11/17/25	150	147
[9]	US Bancorp	3.100%	4/27/26	2,257	2,164
[9]	US Bancorp	2.375%	7/22/26	125	118
	US Bancorp	5.727%	10/21/26	1,525	1,533
[9]	US Bancorp	3.150%	4/27/27	3,314	3,143
	US Bancorp	6.787%	10/26/27	800	829
[9]	US Bancorp	2.215%	1/27/28	800	738
[9]	US Bancorp	3.900%	4/26/28	525	505
[9]	US Bancorp	4.548%	7/22/28	1,510	1,480
	US Bancorp	5.775%	6/12/29	1,225	1,246
[9]	US Bancorp	3.000%	7/30/29	1,775	1,585
	US Bancorp	5.384%	1/23/30	2,550	2,561
[9]	US Bancorp	2.677%	1/27/33	500	414
[9]	US Bancorp	4.967%	7/22/33	1,130	1,069
	US Bancorp	5.850%	10/21/33	1,525	1,557
	US Bancorp	4.839%	2/1/34	1,920	1,822
	US Bancorp	5.836%	6/12/34	1,725	1,758
	US Bancorp	5.678%	1/23/35	2,700	2,727
	US Bancorp	2.491%	11/3/36	980	772
	Visa Inc.	3.150%	12/14/25	4,000	3,890
	Visa Inc.	1.900%	4/15/27	1,200	1,109
	Visa Inc.	0.750%	8/15/27	500	442
	Visa Inc.	2.750%	9/15/27	896	842
	Visa Inc.	2.050%	4/15/30	975	841
	Visa Inc.	1.100%	2/15/31	800	638
	Visa Inc.	4.150%	12/14/35	1,250	1,186
	Visa Inc.	2.700%	4/15/40	1,450	1,086
	Visa Inc.	4.300%	12/14/45	2,580	2,327
	Visa Inc.	3.650%	9/15/47	655	528
	Visa Inc.	2.000%	8/15/50	1,500	883
	Voya Financial Inc.	3.650%	6/15/26	750	723
	Voya Financial Inc.	5.700%	7/15/43	650	638
	Voya Financial Inc.	4.800%	6/15/46	125	108
	W R Berkley Corp.	4.750%	8/1/44	290	256
	W R Berkley Corp.	3.550%	3/30/52	1,000	696
	W R Berkley Corp.	3.150%	9/30/61	500	305
	Wachovia Corp.	7.500%	4/15/35	150	172
	Wachovia Corp.	5.500%	8/1/35	325	327
	Wachovia Corp.	6.550%	10/15/35	100	107
	Webster Financial Corp.	4.100%	3/25/29	245	225
[9]	Wells Fargo & Co.	3.550%	9/29/25	1,149	1,120
	Wells Fargo & Co.	3.000%	4/22/26	4,025	3,850
[9]	Wells Fargo & Co.	3.908%	4/25/26	1,850	1,815
[9]	Wells Fargo & Co.	2.188%	4/30/26	3,000	2,889
[9]	Wells Fargo & Co.	4.100%	6/3/26	7,151	6,960
[9]	Wells Fargo & Co.	4.540%	8/15/26	1,300	1,283
	Wells Fargo & Co.	3.000%	10/23/26	2,275	2,154
[9]	Wells Fargo & Co.	4.300%	7/22/27	1,500	1,461
[9]	Wells Fargo & Co.	3.526%	3/24/28	1,500	1,428
[9]	Wells Fargo & Co.	3.584%	5/22/28	1,048	996
[9]	Wells Fargo & Co.	2.393%	6/2/28	1,500	1,373
[9]	Wells Fargo & Co.	4.808%	7/25/28	4,205	4,143
[9]	Wells Fargo & Co.	4.150%	1/24/29	200	193
[9]	Wells Fargo & Co.	5.574%	7/25/29	2,000	2,023
	Wells Fargo & Co.	6.303%	10/23/29	2,195	2,286

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Wells Fargo & Co.	2.879%	10/30/30	8,000	7,071
[9]	Wells Fargo & Co.	4.478%	4/4/31	5,210	4,994
[9]	Wells Fargo & Co.	4.897%	7/25/33	6,700	6,450
	Wells Fargo & Co.	5.389%	4/24/34	4,419	4,385
[9]	Wells Fargo & Co.	5.557%	7/25/34	5,000	5,022
	Wells Fargo & Co.	6.491%	10/23/34	1,750	1,878
	Wells Fargo & Co.	5.499%	1/23/35	2,420	2,424
[9]	Wells Fargo & Co.	5.950%	12/15/36	225	227
[9]	Wells Fargo & Co.	3.068%	4/30/41	6,000	4,490
	Wells Fargo & Co.	5.606%	1/15/44	1,900	1,872
[9]	Wells Fargo & Co.	4.650%	11/4/44	2,175	1,897
	Wells Fargo & Co.	3.900%	5/1/45	650	530
[9]	Wells Fargo & Co.	4.900%	11/17/45	2,300	2,071
[9]	Wells Fargo & Co.	4.400%	6/14/46	1,375	1,144
[9]	Wells Fargo & Co.	4.750%	12/7/46	2,175	1,904
[9]	Wells Fargo & Co.	5.013%	4/4/51	4,500	4,227
[9]	Wells Fargo & Co.	4.611%	4/25/53	1,850	1,632
[9]	Wells Fargo Bank NA	5.550%	8/1/25	1,425	1,432
	Wells Fargo Bank NA	4.811%	1/15/26	800	796
[9]	Wells Fargo Bank NA	5.450%	8/7/26	1,425	1,434
	Wells Fargo Bank NA	5.254%	12/11/26	2,000	2,008
	Wells Fargo Bank NA	5.950%	8/26/36	550	570
[9]	Wells Fargo Bank NA	5.850%	2/1/37	425	442
[9]	Wells Fargo Bank NA	6.600%	1/15/38	605	668
	Western Union Co.	1.350%	3/15/26	500	463
	Western Union Co.	2.750%	3/15/31	500	417
	Western Union Co.	6.200%	11/17/36	410	422
	Westpac Banking Corp.	5.512%	11/17/25	800	806
	Westpac Banking Corp.	2.850%	5/13/26	450	432
	Westpac Banking Corp.	2.700%	8/19/26	5,650	5,369
	Westpac Banking Corp.	3.350%	3/8/27	800	768
	Westpac Banking Corp.	5.535%	11/17/28	800	822
	Westpac Banking Corp.	1.953%	11/20/28	900	794
	Westpac Banking Corp.	2.650%	1/16/30	1,620	1,446
	Westpac Banking Corp.	5.405%	8/10/33	875	867
	Westpac Banking Corp.	6.820%	11/17/33	600	652
	Westpac Banking Corp.	4.110%	7/24/34	1,750	1,618
	Westpac Banking Corp.	2.668%	11/15/35	2,050	1,690
	Westpac Banking Corp.	3.020%	11/18/36	2,000	1,644
	Westpac Banking Corp.	2.963%	11/16/40	1,000	699
	Willis North America Inc.	4.500%	9/15/28	1,500	1,462
	Willis North America Inc.	2.950%	9/15/29	660	592
	Willis North America Inc.	5.350%	5/15/33	300	298
	Willis North America Inc.	5.050%	9/15/48	200	182
	Willis North America Inc.	3.875%	9/15/49	625	470
	Willis North America Inc.	5.900%	3/5/54	625	633
	XL Group Ltd.	5.250%	12/15/43	100	95
	Zions Bancorp NA	3.250%	10/29/29	250	205
					1,604,867
Health Care (1.2%)
	Abbott Laboratories	3.875%	9/15/25	1,539	1,518
	Abbott Laboratories	3.750%	11/30/26	502	491
	Abbott Laboratories	1.150%	1/30/28	1,850	1,635
	Abbott Laboratories	1.400%	6/30/30	400	333
	Abbott Laboratories	4.750%	11/30/36	700	694
	Abbott Laboratories	6.150%	11/30/37	425	474
	Abbott Laboratories	6.000%	4/1/39	250	278
	Abbott Laboratories	5.300%	5/27/40	310	320

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Abbott Laboratories	4.750%	4/15/43	500	481
	Abbott Laboratories	4.900%	11/30/46	2,615	2,547
	AbbVie Inc.	3.600%	5/14/25	2,868	2,815
	AbbVie Inc.	3.200%	5/14/26	2,321	2,240
	AbbVie Inc.	2.950%	11/21/26	4,390	4,179
	AbbVie Inc.	4.800%	3/15/27	2,500	2,501
	AbbVie Inc.	4.250%	11/14/28	1,750	1,720
	AbbVie Inc.	4.800%	3/15/29	2,075	2,079
	AbbVie Inc.	3.200%	11/21/29	4,500	4,147
	AbbVie Inc.	4.950%	3/15/31	1,850	1,866
	AbbVie Inc.	5.050%	3/15/34	2,500	2,530
	AbbVie Inc.	4.550%	3/15/35	1,450	1,399
	AbbVie Inc.	4.500%	5/14/35	2,105	2,024
	AbbVie Inc.	4.300%	5/14/36	375	352
	AbbVie Inc.	4.050%	11/21/39	3,577	3,184
	AbbVie Inc.	4.625%	10/1/42	430	400
	AbbVie Inc.	4.400%	11/6/42	2,119	1,921
	AbbVie Inc.	4.850%	6/15/44	945	901
	AbbVie Inc.	4.750%	3/15/45	525	495
	AbbVie Inc.	4.700%	5/14/45	2,257	2,108
	AbbVie Inc.	4.450%	5/14/46	2,100	1,883
	AbbVie Inc.	4.875%	11/14/48	900	861
	AbbVie Inc.	4.250%	11/21/49	4,965	4,296
	AbbVie Inc.	5.400%	3/15/54	2,500	2,572
	AbbVie Inc.	5.500%	3/15/64	2,250	2,312
	Adventist Health System	2.952%	3/1/29	350	315
	Adventist Health System	5.430%	3/1/32	500	505
	Adventist Health System	3.630%	3/1/49	375	277
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	325	312
[9]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	100	85
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	375	328
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	250	188
[9]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	300	209
	Aetna Inc.	6.625%	6/15/36	1,300	1,429
	Aetna Inc.	6.750%	12/15/37	350	390
	Aetna Inc.	4.500%	5/15/42	375	325
	Aetna Inc.	4.125%	11/15/42	325	265
	Aetna Inc.	3.875%	8/15/47	1,000	763
	Agilent Technologies Inc.	3.050%	9/22/26	450	429
	Agilent Technologies Inc.	2.750%	9/15/29	293	263
	Agilent Technologies Inc.	2.100%	6/4/30	325	275
	Agilent Technologies Inc.	2.300%	3/12/31	500	420
	AHS Hospital Corp.	5.024%	7/1/45	325	316
[9]	AHS Hospital Corp.	2.780%	7/1/51	500	329
[9]	Allina Health System	3.887%	4/15/49	325	261
	Amgen Inc.	5.507%	3/2/26	1,000	999
	Amgen Inc.	2.600%	8/19/26	1,845	1,747
	Amgen Inc.	2.200%	2/21/27	1,725	1,596
	Amgen Inc.	3.200%	11/2/27	1,000	944
	Amgen Inc.	5.150%	3/2/28	3,475	3,498
	Amgen Inc.	1.650%	8/15/28	1,000	875
	Amgen Inc.	3.000%	2/22/29	3,700	3,423
	Amgen Inc.	4.050%	8/18/29	1,050	1,009
	Amgen Inc.	2.450%	2/21/30	1,675	1,464
	Amgen Inc.	5.250%	3/2/30	1,300	1,320
	Amgen Inc.	2.300%	2/25/31	2,100	1,775
	Amgen Inc.	2.000%	1/15/32	1,250	1,010
	Amgen Inc.	3.350%	2/22/32	1,000	893

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amgen Inc.	4.200%	3/1/33	300	280
	Amgen Inc.	5.250%	3/2/33	5,665	5,712
	Amgen Inc.	3.150%	2/21/40	3,000	2,311
	Amgen Inc.	2.800%	8/15/41	1,000	725
	Amgen Inc.	4.950%	10/1/41	500	475
	Amgen Inc.	5.150%	11/15/41	451	436
	Amgen Inc.	5.600%	3/2/43	1,670	1,697
	Amgen Inc.	4.400%	5/1/45	2,350	2,040
	Amgen Inc.	4.563%	6/15/48	656	579
	Amgen Inc.	3.375%	2/21/50	1,675	1,222
	Amgen Inc.	4.663%	6/15/51	3,189	2,819
	Amgen Inc.	3.000%	1/15/52	2,500	1,693
	Amgen Inc.	4.200%	2/22/52	1,500	1,233
	Amgen Inc.	5.650%	3/2/53	3,000	3,056
	Amgen Inc.	2.770%	9/1/53	2,776	1,720
	Amgen Inc.	4.400%	2/22/62	700	576
	Amgen Inc.	5.750%	3/2/63	2,250	2,294
[9]	Ascension Health	2.532%	11/15/29	1,056	942
[9]	Ascension Health	3.106%	11/15/39	300	237
	Ascension Health	3.945%	11/15/46	1,150	976
[9]	Ascension Health	4.847%	11/15/53	610	585
	AstraZeneca Finance LLC	1.200%	5/28/26	500	462
	AstraZeneca Finance LLC	4.800%	2/26/27	1,400	1,399
	AstraZeneca Finance LLC	4.875%	3/3/28	650	652
	AstraZeneca Finance LLC	1.750%	5/28/28	1,100	976
	AstraZeneca Finance LLC	4.850%	2/26/29	1,050	1,053
	AstraZeneca Finance LLC	4.900%	3/3/30	650	655
	AstraZeneca Finance LLC	4.900%	2/26/31	1,000	1,003
	AstraZeneca Finance LLC	2.250%	5/28/31	500	422
	AstraZeneca Finance LLC	4.875%	3/3/33	650	648
	AstraZeneca Finance LLC	5.000%	2/26/34	925	929
	AstraZeneca plc	3.375%	11/16/25	2,574	2,508
	AstraZeneca plc	0.700%	4/8/26	1,000	920
	AstraZeneca plc	3.125%	6/12/27	500	476
	AstraZeneca plc	1.375%	8/6/30	1,020	833
	AstraZeneca plc	6.450%	9/15/37	2,605	2,942
	AstraZeneca plc	4.000%	9/18/42	845	726
	AstraZeneca plc	4.375%	11/16/45	1,475	1,321
	AstraZeneca plc	4.375%	8/17/48	550	492
	AstraZeneca plc	2.125%	8/6/50	700	414
	AstraZeneca plc	3.000%	5/28/51	250	175
	Banner Health	2.338%	1/1/30	375	327
	Banner Health	1.897%	1/1/31	500	412
	Banner Health	2.907%	1/1/42	500	369
[9]	Banner Health	3.181%	1/1/50	225	162
	Banner Health	2.913%	1/1/51	500	336
[9]	Baptist Health South Florida Obligated Group	3.115%	11/15/71	500	299
[9]	Baptist Healthcare System Obligated Group	3.540%	8/15/50	500	374
	Baxalta Inc.	4.000%	6/23/25	1,411	1,387
	Baxalta Inc.	5.250%	6/23/45	415	405
	Baxter International Inc.	2.600%	8/15/26	400	376
	Baxter International Inc.	1.915%	2/1/27	1,125	1,027
	Baxter International Inc.	2.272%	12/1/28	1,175	1,036
	Baxter International Inc.	3.950%	4/1/30	555	520
	Baxter International Inc.	1.730%	4/1/31	600	478
	Baxter International Inc.	2.539%	2/1/32	1,275	1,056

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Baxter International Inc.	3.500%	8/15/46	375	272
	Baxter International Inc.	3.132%	12/1/51	950	621
[9]	Baylor Scott & White Holdings	1.777%	11/15/30	500	410
	Baylor Scott & White Holdings	4.185%	11/15/45	400	354
[9]	Baylor Scott & White Holdings	2.839%	11/15/50	1,500	1,020
	Becton Dickinson & Co.	3.700%	6/6/27	1,430	1,374
	Becton Dickinson & Co.	4.693%	2/13/28	750	742
	Becton Dickinson & Co.	4.874%	2/8/29	166	165
	Becton Dickinson & Co.	2.823%	5/20/30	1,000	883
	Becton Dickinson & Co.	1.957%	2/11/31	1,000	820
	Becton Dickinson & Co.	5.110%	2/8/34	500	496
	Becton Dickinson & Co.	4.685%	12/15/44	675	610
	Becton Dickinson & Co.	4.669%	6/6/47	1,225	1,097
[9]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	500	326
	Biogen Inc.	4.050%	9/15/25	1,450	1,423
	Biogen Inc.	2.250%	5/1/30	1,425	1,204
	Biogen Inc.	3.150%	5/1/50	645	430
	Biogen Inc.	3.250%	2/15/51	589	408
	Bio-Rad Laboratories Inc.	3.300%	3/15/27	250	237
	Bio-Rad Laboratories Inc.	3.700%	3/15/32	500	449
[9]	Bon Secours Mercy Health Inc.	4.302%	7/1/28	175	171
[9]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	308	286
[9]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	250	205
[9]	Bon Secours Mercy Health Inc.	3.205%	6/1/50	250	177
	Boston Scientific Corp.	1.900%	6/1/25	250	240
	Boston Scientific Corp.	2.650%	6/1/30	700	617
	Boston Scientific Corp.	6.500%	11/15/35	225	251
	Boston Scientific Corp.	4.550%	3/1/39	559	523
	Boston Scientific Corp.	7.375%	1/15/40	225	266
	Boston Scientific Corp.	4.700%	3/1/49	1,064	984
	Bristol-Myers Squibb Co.	0.750%	11/13/25	500	467
	Bristol-Myers Squibb Co.	4.950%	2/20/26	850	850
	Bristol-Myers Squibb Co.	3.200%	6/15/26	1,303	1,256
	Bristol-Myers Squibb Co.	4.900%	2/22/27	850	853
	Bristol-Myers Squibb Co.	3.450%	11/15/27	495	473
	Bristol-Myers Squibb Co.	3.900%	2/20/28	1,250	1,213
	Bristol-Myers Squibb Co.	4.900%	2/22/29	1,500	1,508
	Bristol-Myers Squibb Co.	3.400%	7/26/29	3,050	2,865
	Bristol-Myers Squibb Co.	1.450%	11/13/30	500	406
	Bristol-Myers Squibb Co.	5.100%	2/22/31	1,050	1,060
	Bristol-Myers Squibb Co.	2.950%	3/15/32	1,000	874
	Bristol-Myers Squibb Co.	5.900%	11/15/33	800	855
	Bristol-Myers Squibb Co.	5.200%	2/22/34	2,400	2,437
	Bristol-Myers Squibb Co.	4.125%	6/15/39	1,530	1,356
	Bristol-Myers Squibb Co.	3.250%	8/1/42	390	298
	Bristol-Myers Squibb Co.	4.350%	11/15/47	1,750	1,510
	Bristol-Myers Squibb Co.	4.550%	2/20/48	2,116	1,893
	Bristol-Myers Squibb Co.	4.250%	10/26/49	3,355	2,865
	Bristol-Myers Squibb Co.	2.550%	11/13/50	1,150	709
	Bristol-Myers Squibb Co.	3.700%	3/15/52	3,149	2,417
	Bristol-Myers Squibb Co.	6.250%	11/15/53	400	451
	Bristol-Myers Squibb Co.	5.550%	2/22/54	2,300	2,367
	Bristol-Myers Squibb Co.	3.900%	3/15/62	825	628
	Bristol-Myers Squibb Co.	6.400%	11/15/63	1,250	1,428
	Bristol-Myers Squibb Co.	5.650%	2/22/64	1,450	1,492
	Cardinal Health Inc.	3.750%	9/15/25	225	220
	Cardinal Health Inc.	5.125%	2/15/29	550	551
	Cardinal Health Inc.	5.450%	2/15/34	425	430

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cardinal Health Inc.	4.600%	3/15/43	400	349
	Cardinal Health Inc.	4.500%	11/15/44	250	215
	Cardinal Health Inc.	4.368%	6/15/47	500	422
[9]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/50	500	359
	Cencora Inc.	3.450%	12/15/27	700	665
	Cencora Inc.	2.800%	5/15/30	975	861
	Cencora Inc.	2.700%	3/15/31	1,000	859
	Cencora Inc.	5.125%	2/15/34	425	424
	Cencora Inc.	4.300%	12/15/47	816	706
	Centene Corp.	4.250%	12/15/27	2,262	2,157
	Centene Corp.	2.450%	7/15/28	2,267	2,011
	Centene Corp.	4.625%	12/15/29	3,096	2,939
	Centene Corp.	3.375%	2/15/30	535	474
	Centene Corp.	3.000%	10/15/30	1,954	1,675
	Centene Corp.	2.500%	3/1/31	1,869	1,538
	Centene Corp.	2.625%	8/1/31	1,210	993
	Children's Health System of Texas	2.511%	8/15/50	500	313
[9]	Children's Hospital	2.928%	7/15/50	500	323
[9]	Children's Hospital Corp.	4.115%	1/1/47	200	171
[9]	Children's Hospital Corp.	2.585%	2/1/50	200	128
	Children's Hospital Medical Center	4.268%	5/15/44	150	133
[9]	Children's Hospital of Philadelphia	2.704%	7/1/50	500	331
[9]	CHRISTUS Health	4.341%	7/1/28	425	416
[9]	Cigna Group	3.250%	4/15/25	3,576	3,497
[9]	Cigna Group	4.500%	2/25/26	1,080	1,067
[9]	Cigna Group	3.400%	3/1/27	2,850	2,730
	Cigna Group	4.375%	10/15/28	1,775	1,732
	Cigna Group	5.000%	5/15/29	850	851
	Cigna Group	2.400%	3/15/30	1,317	1,137
	Cigna Group	5.125%	5/15/31	625	626
	Cigna Group	5.250%	2/15/34	1,000	998
	Cigna Group	4.800%	8/15/38	1,570	1,476
	Cigna Group	3.200%	3/15/40	1,250	947
[9]	Cigna Group	6.125%	11/15/41	334	357
[9]	Cigna Group	4.800%	7/15/46	4,550	4,135
[9]	Cigna Group	3.875%	10/15/47	25	20
	Cigna Group	4.900%	12/15/48	400	364
	Cigna Group	3.400%	3/15/50	1,725	1,226
	Cigna Group	3.400%	3/15/51	1,000	712
	Cigna Group	5.600%	2/15/54	1,000	1,003
[9]	City of Hope	5.623%	11/15/43	250	247
[9]	City of Hope	4.378%	8/15/48	500	412
	Cleveland Clinic Foundation	4.858%	1/1/14	325	300
	CommonSpirit Health	1.547%	10/1/25	500	470
	CommonSpirit Health	3.347%	10/1/29	725	665
	CommonSpirit Health	2.782%	10/1/30	500	434
	CommonSpirit Health	5.205%	12/1/31	925	926
	CommonSpirit Health	5.318%	12/1/34	525	525
[9]	CommonSpirit Health	4.350%	11/1/42	790	683
	CommonSpirit Health	3.817%	10/1/49	225	175
	CommonSpirit Health	4.187%	10/1/49	780	648
	CommonSpirit Health	3.910%	10/1/50	330	258
	CommonSpirit Health	5.548%	12/1/54	462	466
[9]	Community Health Network Inc.	3.099%	5/1/50	965	656
[9]	Corewell Health Obligated Group	3.487%	7/15/49	275	210
[9]	Cottage Health Obligated Group	3.304%	11/1/49	425	309
	CVS Health Corp.	3.875%	7/20/25	2,425	2,380

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CVS Health Corp.	5.000%	2/20/26	2,200	2,192
	CVS Health Corp.	2.875%	6/1/26	3,547	3,380
	CVS Health Corp.	3.000%	8/15/26	1,300	1,239
	CVS Health Corp.	3.625%	4/1/27	475	457
	CVS Health Corp.	1.300%	8/21/27	1,000	887
	CVS Health Corp.	4.300%	3/25/28	4,084	3,985
	CVS Health Corp.	5.000%	1/30/29	3,000	3,004
	CVS Health Corp.	3.250%	8/15/29	1,875	1,720
	CVS Health Corp.	5.125%	2/21/30	1,000	1,003
	CVS Health Corp.	3.750%	4/1/30	1,563	1,456
	CVS Health Corp.	1.750%	8/21/30	2,000	1,642
	CVS Health Corp.	5.250%	1/30/31	600	604
	CVS Health Corp.	1.875%	2/28/31	1,000	814
	CVS Health Corp.	5.250%	2/21/33	1,800	1,800
	CVS Health Corp.	5.300%	6/1/33	1,125	1,126
	CVS Health Corp.	4.875%	7/20/35	525	506
	CVS Health Corp.	4.780%	3/25/38	4,300	3,972
	CVS Health Corp.	6.125%	9/15/39	375	387
	CVS Health Corp.	4.125%	4/1/40	1,175	989
	CVS Health Corp.	2.700%	8/21/40	1,900	1,322
	CVS Health Corp.	5.300%	12/5/43	650	617
	CVS Health Corp.	5.125%	7/20/45	3,775	3,476
	CVS Health Corp.	5.050%	3/25/48	6,009	5,447
	CVS Health Corp.	4.250%	4/1/50	700	567
	CVS Health Corp.	5.625%	2/21/53	1,000	982
	CVS Health Corp.	5.875%	6/1/53	936	950
	CVS Health Corp.	6.000%	6/1/63	670	690
	Danaher Corp.	3.350%	9/15/25	1,102	1,078
	Danaher Corp.	2.600%	10/1/50	550	349
	Danaher Corp.	2.800%	12/10/51	1,000	658
[9]	Dartmouth-Hitchcock Health	4.178%	8/1/48	300	239
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	575	510
	DH Europe Finance II Sarl	3.250%	11/15/39	725	586
	DH Europe Finance II Sarl	3.400%	11/15/49	1,200	900
	Dignity Health	4.500%	11/1/42	550	475
	Dignity Health	5.267%	11/1/64	225	212
[9]	Duke University Health System Inc.	3.920%	6/1/47	450	376
	Edwards Lifesciences Corp.	4.300%	6/15/28	475	462
	Elevance Health Inc.	5.350%	10/15/25	500	500
	Elevance Health Inc.	4.900%	2/8/26	500	497
	Elevance Health Inc.	2.875%	9/15/29	425	383
	Elevance Health Inc.	2.250%	5/15/30	2,500	2,138
	Elevance Health Inc.	2.550%	3/15/31	1,280	1,094
	Elevance Health Inc.	4.100%	5/15/32	700	654
	Elevance Health Inc.	5.500%	10/15/32	500	512
	Elevance Health Inc.	4.750%	2/15/33	650	634
	Elevance Health Inc.	5.850%	1/15/36	300	314
	Elevance Health Inc.	6.375%	6/15/37	300	326
	Elevance Health Inc.	4.625%	5/15/42	675	614
	Elevance Health Inc.	4.650%	1/15/43	1,750	1,593
	Elevance Health Inc.	5.100%	1/15/44	1,200	1,142
	Elevance Health Inc.	4.650%	8/15/44	75	68
	Elevance Health Inc.	4.375%	12/1/47	918	788
	Elevance Health Inc.	4.550%	3/1/48	120	105
	Elevance Health Inc.	3.700%	9/15/49	700	535
	Elevance Health Inc.	3.125%	5/15/50	1,270	881
	Elevance Health Inc.	3.600%	3/15/51	1,500	1,123
	Elevance Health Inc.	4.550%	5/15/52	700	612

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Elevance Health Inc.	6.100%	10/15/52	500	542
	Elevance Health Inc.	5.125%	2/15/53	650	622
	Eli Lilly & Co.	2.750%	6/1/25	380	370
	Eli Lilly & Co.	4.500%	2/9/27	850	847
	Eli Lilly & Co.	4.500%	2/9/29	1,050	1,047
	Eli Lilly & Co.	3.375%	3/15/29	335	318
	Eli Lilly & Co.	4.700%	2/27/33	900	897
	Eli Lilly & Co.	4.700%	2/9/34	3,000	2,986
	Eli Lilly & Co.	3.950%	3/15/49	1,335	1,127
	Eli Lilly & Co.	4.875%	2/27/53	1,000	976
	Eli Lilly & Co.	5.000%	2/9/54	1,250	1,243
	Eli Lilly & Co.	2.500%	9/15/60	500	294
	Eli Lilly & Co.	4.950%	2/27/63	1,000	971
	Eli Lilly & Co.	5.100%	2/9/64	1,250	1,246
[9]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/49	500	393
	GE HealthCare Technologies Inc.	5.600%	11/15/25	500	502
	GE HealthCare Technologies Inc.	5.650%	11/15/27	500	509
	GE HealthCare Technologies Inc.	5.857%	3/15/30	750	780
	GE HealthCare Technologies Inc.	5.905%	11/22/32	1,500	1,575
	GE HealthCare Technologies Inc.	6.377%	11/22/52	1,079	1,217
	Gilead Sciences Inc.	3.650%	3/1/26	4,305	4,193
	Gilead Sciences Inc.	2.950%	3/1/27	175	166
	Gilead Sciences Inc.	1.200%	10/1/27	900	797
	Gilead Sciences Inc.	5.250%	10/15/33	400	408
	Gilead Sciences Inc.	4.600%	9/1/35	700	671
	Gilead Sciences Inc.	4.000%	9/1/36	1,250	1,121
	Gilead Sciences Inc.	2.600%	10/1/40	1,000	707
	Gilead Sciences Inc.	5.650%	12/1/41	800	823
	Gilead Sciences Inc.	4.800%	4/1/44	1,325	1,230
	Gilead Sciences Inc.	4.500%	2/1/45	1,400	1,246
	Gilead Sciences Inc.	4.750%	3/1/46	2,675	2,457
	Gilead Sciences Inc.	2.800%	10/1/50	2,325	1,520
	Gilead Sciences Inc.	5.550%	10/15/53	400	413
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	1,874	1,843
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	2,150	2,089
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	3,380	3,612
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	2,245	2,535
	GlaxoSmithKline Capital plc	3.375%	6/1/29	1,350	1,274
[9]	Hackensack Meridian Health Inc.	2.675%	9/1/41	500	356
	Hackensack Meridian Health Inc.	4.211%	7/1/48	500	435
[9]	Hackensack Meridian Health Inc.	2.875%	9/1/50	500	336
	Hackensack Meridian Health Inc.	4.500%	7/1/57	225	202
[9]	Hartford HealthCare Corp.	3.447%	7/1/54	300	218
	HCA Inc.	5.250%	4/15/25	1,350	1,345
	HCA Inc.	5.875%	2/15/26	500	502
	HCA Inc.	5.250%	6/15/26	1,150	1,147
	HCA Inc.	4.500%	2/15/27	1,535	1,505
	HCA Inc.	5.200%	6/1/28	816	819
	HCA Inc.	5.625%	9/1/28	1,225	1,240
	HCA Inc.	4.125%	6/15/29	2,420	2,290
	HCA Inc.	3.500%	9/1/30	2,500	2,259
	HCA Inc.	5.450%	4/1/31	850	855
	HCA Inc.	2.375%	7/15/31	1,750	1,439
	HCA Inc.	3.625%	3/15/32	1,500	1,327
	HCA Inc.	5.500%	6/1/33	1,019	1,022
	HCA Inc.	5.600%	4/1/34	1,100	1,107
	HCA Inc.	5.125%	6/15/39	825	778

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HCA Inc.	4.375%	3/15/42	500	419
	HCA Inc.	5.500%	6/15/47	1,000	950
	HCA Inc.	5.250%	6/15/49	1,945	1,776
	HCA Inc.	3.500%	7/15/51	1,000	691
	HCA Inc.	4.625%	3/15/52	2,000	1,671
	HCA Inc.	5.900%	6/1/53	416	418
	HCA Inc.	6.000%	4/1/54	1,775	1,801
	HCA Inc.	6.100%	4/1/64	965	975
	Humana Inc.	4.500%	4/1/25	750	742
	Humana Inc.	1.350%	2/3/27	500	450
	Humana Inc.	3.950%	3/15/27	950	920
	Humana Inc.	5.750%	3/1/28	750	767
	Humana Inc.	3.700%	3/23/29	700	659
	Humana Inc.	3.125%	8/15/29	400	363
	Humana Inc.	4.875%	4/1/30	480	474
	Humana Inc.	5.375%	4/15/31	1,040	1,041
	Humana Inc.	2.150%	2/3/32	500	400
	Humana Inc.	5.875%	3/1/33	750	773
	Humana Inc.	5.950%	3/15/34	500	519
	Humana Inc.	4.625%	12/1/42	375	329
	Humana Inc.	4.950%	10/1/44	620	564
	Humana Inc.	4.800%	3/15/47	325	285
	Humana Inc.	3.950%	8/15/49	470	369
	Humana Inc.	5.500%	3/15/53	600	583
	Humana Inc.	5.750%	4/15/54	844	849
	IHC Health Services Inc.	4.131%	5/15/48	300	260
	Illumina Inc.	5.800%	12/12/25	500	501
	Illumina Inc.	5.750%	12/13/27	500	506
	Illumina Inc.	2.550%	3/23/31	500	413
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	500	421
[9]	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	500	340
	Inova Health System Foundation	4.068%	5/15/52	500	425
[9]	Integris Baptist Medical Center Inc.	3.875%	8/15/50	750	570
[9]	Iowa Health System	3.665%	2/15/50	400	312
	Johns Hopkins Health System Corp.	3.837%	5/15/46	575	478
	Johnson & Johnson	2.450%	3/1/26	1,600	1,533
	Johnson & Johnson	0.950%	9/1/27	1,225	1,089
	Johnson & Johnson	2.900%	1/15/28	1,100	1,042
	Johnson & Johnson	1.300%	9/1/30	1,050	868
	Johnson & Johnson	4.950%	5/15/33	550	575
	Johnson & Johnson	4.375%	12/5/33	900	897
	Johnson & Johnson	3.550%	3/1/36	1,325	1,178
	Johnson & Johnson	3.625%	3/3/37	2,150	1,907
	Johnson & Johnson	5.950%	8/15/37	745	825
	Johnson & Johnson	3.400%	1/15/38	1,400	1,200
	Johnson & Johnson	5.850%	7/15/38	325	359
	Johnson & Johnson	2.100%	9/1/40	925	636
	Johnson & Johnson	4.500%	9/1/40	419	402
	Johnson & Johnson	4.850%	5/15/41	225	225
	Johnson & Johnson	4.500%	12/5/43	550	528
	Johnson & Johnson	3.700%	3/1/46	1,750	1,462
	Johnson & Johnson	3.750%	3/3/47	500	415
	Johnson & Johnson	3.500%	1/15/48	250	199
	Johnson & Johnson	2.250%	9/1/50	925	575
	Johnson & Johnson	2.450%	9/1/60	1,525	906
	Kaiser Foundation Hospitals	3.150%	5/1/27	1,031	982

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Kaiser Foundation Hospitals	2.810%	6/1/41	500	369
	Kaiser Foundation Hospitals	4.875%	4/1/42	925	889
	Kaiser Foundation Hospitals	4.150%	5/1/47	675	581
[9]	Kaiser Foundation Hospitals	3.266%	11/1/49	375	276
[9]	Kaiser Foundation Hospitals	3.002%	6/1/51	1,500	1,038
	Koninklijke Philips NV	6.875%	3/11/38	300	326
	Koninklijke Philips NV	5.000%	3/15/42	785	719
	Laboratory Corp. of America Holdings	1.550%	6/1/26	500	463
	Laboratory Corp. of America Holdings	3.600%	9/1/27	450	430
	Laboratory Corp. of America Holdings	2.950%	12/1/29	525	471
	Laboratory Corp. of America Holdings	2.700%	6/1/31	500	429
	Laboratory Corp. of America Holdings	4.700%	2/1/45	800	723
[9]	Mass General Brigham Inc.	3.765%	7/1/48	150	120
[9]	Mass General Brigham Inc.	3.192%	7/1/49	400	291
[9]	Mass General Brigham Inc.	4.117%	7/1/55	275	232
[9]	Mass General Brigham Inc.	3.342%	7/1/60	725	505
[9]	Mayo Clinic	3.774%	11/15/43	250	212
[9]	Mayo Clinic	4.000%	11/15/47	150	129
[9]	Mayo Clinic	4.128%	11/15/52	125	110
[9]	Mayo Clinic	3.196%	11/15/61	750	517
	McKesson Corp.	0.900%	12/3/25	750	698
	McKesson Corp.	5.250%	2/15/26	400	399
	McKesson Corp.	3.950%	2/16/28	150	145
	McKesson Corp.	4.900%	7/15/28	102	102
	McKesson Corp.	5.100%	7/15/33	500	505
[9]	McLaren Health Care Corp.	4.386%	5/15/48	325	285
[9]	MedStar Health Inc.	3.626%	8/15/49	250	193
	Medtronic Global Holdings SCA	4.500%	3/30/33	500	485
	Medtronic Inc.	4.375%	3/15/35	2,358	2,254
	Medtronic Inc.	4.625%	3/15/45	754	709
	Memorial Health Services	3.447%	11/1/49	500	380
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	100	98
[9]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	250	174
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	450	384
[9]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	150	128
	Merck & Co. Inc.	0.750%	2/24/26	2,743	2,546
	Merck & Co. Inc.	1.700%	6/10/27	1,450	1,321
	Merck & Co. Inc.	4.050%	5/17/28	550	541
	Merck & Co. Inc.	1.900%	12/10/28	900	799
	Merck & Co. Inc.	3.400%	3/7/29	1,500	1,421
	Merck & Co. Inc.	4.300%	5/17/30	612	599
	Merck & Co. Inc.	1.450%	6/24/30	770	634
	Merck & Co. Inc.	2.150%	12/10/31	2,350	1,966
	Merck & Co. Inc.	4.500%	5/17/33	1,223	1,196
	Merck & Co. Inc.	6.500%	12/1/33	525	596
	Merck & Co. Inc.	3.900%	3/7/39	600	530
	Merck & Co. Inc.	2.350%	6/24/40	775	545
	Merck & Co. Inc.	3.600%	9/15/42	425	348
	Merck & Co. Inc.	4.150%	5/18/43	980	866
	Merck & Co. Inc.	4.900%	5/17/44	612	595

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Merck & Co. Inc.	3.700%	2/10/45	2,295	1,873
	Merck & Co. Inc.	4.000%	3/7/49	600	504
	Merck & Co. Inc.	2.450%	6/24/50	750	465
	Merck & Co. Inc.	2.750%	12/10/51	2,675	1,749
	Merck & Co. Inc.	5.000%	5/17/53	1,223	1,196
	Merck & Co. Inc.	2.900%	12/10/61	1,200	754
	Merck & Co. Inc.	5.150%	5/17/63	816	807
[9]	Methodist Hospital	2.705%	12/1/50	500	326
[9]	Montefiore Obligated Group	5.246%	11/1/48	600	457
[9]	Mount Sinai Hospital	3.981%	7/1/48	200	163
[9]	Mount Sinai Hospital	3.737%	7/1/49	450	335
[9]	Mount Sinai Hospital	3.391%	7/1/50	500	348
	MultiCare Health System	2.803%	8/15/50	500	302
	Mylan Inc.	4.550%	4/15/28	575	556
	Mylan Inc.	5.400%	11/29/43	400	351
	Mylan Inc.	5.200%	4/15/48	625	518
	New York & Presbyterian Hospital	4.024%	8/1/45	480	415
	New York & Presbyterian Hospital	4.063%	8/1/56	425	350
	New York & Presbyterian Hospital	2.606%	8/1/60	500	287
[9]	New York & Presbyterian Hospital	3.954%	8/1/19	400	295
	Northwell Healthcare Inc.	3.979%	11/1/46	525	419
	Northwell Healthcare Inc.	4.260%	11/1/47	850	704
	Northwell Healthcare Inc.	3.809%	11/1/49	375	285
	Novant Health Inc.	2.637%	11/1/36	500	380
	Novant Health Inc.	3.168%	11/1/51	500	350
	Novant Health Inc.	3.318%	11/1/61	1,000	668
	Novartis Capital Corp.	3.000%	11/20/25	1,400	1,360
	Novartis Capital Corp.	2.000%	2/14/27	2,340	2,179
	Novartis Capital Corp.	3.100%	5/17/27	800	765
	Novartis Capital Corp.	2.200%	8/14/30	2,175	1,889
	Novartis Capital Corp.	3.700%	9/21/42	525	442
	Novartis Capital Corp.	4.400%	5/6/44	1,050	966
	Novartis Capital Corp.	4.000%	11/20/45	1,200	1,035
	Novartis Capital Corp.	2.750%	8/14/50	850	576
[9]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/50	245	154
[9]	NYU Langone Hospitals	5.750%	7/1/43	375	396
	NYU Langone Hospitals	4.784%	7/1/44	325	307
[9]	NYU Langone Hospitals	4.368%	7/1/47	425	378
[9]	NYU Langone Hospitals	3.380%	7/1/55	525	376
[9]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/31	500	349
	OhioHealth Corp.	2.297%	11/15/31	500	417
	OhioHealth Corp.	2.834%	11/15/41	500	367
[9]	OhioHealth Corp.	3.042%	11/15/50	300	216
	Orlando Health Obligated Group	4.089%	10/1/48	225	189
	Orlando Health Obligated Group	3.327%	10/1/50	500	373
[9]	PeaceHealth Obligated Group	4.787%	11/15/48	300	268
[9]	PeaceHealth Obligated Group	3.218%	11/15/50	500	340
	Pfizer Inc.	0.800%	5/28/25	300	286
	Pfizer Inc.	2.750%	6/3/26	2,556	2,451
	Pfizer Inc.	3.000%	12/15/26	1,295	1,239
	Pfizer Inc.	3.600%	9/15/28	600	575
	Pfizer Inc.	3.450%	3/15/29	1,200	1,138
	Pfizer Inc.	2.625%	4/1/30	1,175	1,047
	Pfizer Inc.	1.700%	5/28/30	1,750	1,470
	Pfizer Inc.	1.750%	8/18/31	1,250	1,021

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pfizer Inc.	4.000%	12/15/36	1,000	911
	Pfizer Inc.	4.100%	9/15/38	600	542
	Pfizer Inc.	3.900%	3/15/39	550	476
	Pfizer Inc.	7.200%	3/15/39	1,815	2,188
	Pfizer Inc.	2.550%	5/28/40	750	535
	Pfizer Inc.	4.300%	6/15/43	780	692
	Pfizer Inc.	4.400%	5/15/44	725	664
	Pfizer Inc.	4.125%	12/15/46	1,575	1,345
	Pfizer Inc.	4.200%	9/15/48	500	430
	Pfizer Inc.	4.000%	3/15/49	850	711
	Pfizer Inc.	2.700%	5/28/50	1,275	854
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/25	2,447	2,431
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/26	2,447	2,422
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/28	3,262	3,215
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/30	2,450	2,424
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/33	4,078	4,017
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/43	2,450	2,393
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/53	4,893	4,865
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/63	3,262	3,196
	Pharmacia LLC	6.600%	12/1/28	912	979
[9]	Piedmont Healthcare Inc.	2.044%	1/1/32	500	405
	Piedmont Healthcare Inc.	2.864%	1/1/52	500	330
	Presbyterian Healthcare Services	4.875%	8/1/52	500	479
[9]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	457	428
[9]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	500	438
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	500	507
[9]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	325	250
[9]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	400	312
	Quest Diagnostics Inc.	3.450%	6/1/26	1,141	1,102
	Quest Diagnostics Inc.	4.200%	6/30/29	350	339
	Quest Diagnostics Inc.	2.950%	6/30/30	800	710
	Quest Diagnostics Inc.	2.800%	6/30/31	425	364
	Quest Diagnostics Inc.	5.750%	1/30/40	61	60
	Quest Diagnostics Inc.	4.700%	3/30/45	200	182
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	1,000	817
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	900	567
	Revvity Inc.	1.900%	9/15/28	500	436
	Revvity Inc.	3.300%	9/15/29	500	454
	Revvity Inc.	2.550%	3/15/31	500	421
	Revvity Inc.	2.250%	9/15/31	500	410
	Revvity Inc.	3.625%	3/15/51	350	246
	Royalty Pharma plc	1.200%	9/2/25	1,000	941
	Royalty Pharma plc	1.750%	9/2/27	1,400	1,250
	Royalty Pharma plc	2.200%	9/2/30	900	748
	Royalty Pharma plc	3.300%	9/2/40	1,000	745
	Royalty Pharma plc	3.550%	9/2/50	800	551

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Royalty Pharma plc	3.350%	9/2/51	500	329
[9]	Rush Obligated Group	3.922%	11/15/29	245	233
	RWJ Barnabas Health Inc.	3.949%	7/1/46	350	290
	RWJ Barnabas Health Inc.	3.477%	7/1/49	100	77
	Sanofi SA	3.625%	6/19/28	1,000	967
[9]	Seattle Children's Hospital	2.719%	10/1/50	500	329
[9]	Sharp HealthCare	2.680%	8/1/50	500	322
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	2,685	2,566
	Smith & Nephew plc	5.150%	3/20/27	250	250
	Smith & Nephew plc	2.032%	10/14/30	820	677
	Smith & Nephew plc	5.400%	3/20/34	500	498
[12]	Solventum Corp.	5.450%	2/25/27	1,050	1,053
[12]	Solventum Corp.	5.600%	3/23/34	1,365	1,369
[12]	Solventum Corp.	5.900%	4/30/54	500	499
[12]	Solventum Corp.	6.000%	5/15/64	200	198
[9]	SSM Health Care Corp.	3.823%	6/1/27	375	361
	SSM Health Care Corp.	4.894%	6/1/28	1,000	997
[9]	Stanford Health Care	3.795%	11/15/48	450	368
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/51	600	445
	Stryker Corp.	1.150%	6/15/25	400	380
	Stryker Corp.	3.375%	11/1/25	500	485
	Stryker Corp.	3.500%	3/15/26	890	863
	Stryker Corp.	3.650%	3/7/28	450	431
	Stryker Corp.	4.100%	4/1/43	325	280
	Stryker Corp.	4.375%	5/15/44	775	688
	Stryker Corp.	4.625%	3/15/46	800	730
[9]	Sutter Health	1.321%	8/15/25	500	473
[9]	Sutter Health	3.695%	8/15/28	300	286
[9]	Sutter Health	2.294%	8/15/30	500	428
	Sutter Health	5.164%	8/15/33	300	302
[9]	Sutter Health	3.161%	8/15/40	500	388
[9]	Sutter Health	4.091%	8/15/48	375	317
[9]	Sutter Health	3.361%	8/15/50	475	349
	Sutter Health	5.547%	8/15/53	300	315
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	1,060	1,062
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	2,225	1,884
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	1,700	1,280
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	1,790	1,246
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	900	606
	Texas Health Resources	2.328%	11/15/50	500	303
[9]	Texas Health Resources	4.330%	11/15/55	100	88
	Thermo Fisher Scientific Inc.	4.953%	8/10/26	500	501
	Thermo Fisher Scientific Inc.	5.000%	12/5/26	660	663
	Thermo Fisher Scientific Inc.	4.800%	11/21/27	295	295
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	500	441
	Thermo Fisher Scientific Inc.	5.000%	1/31/29	575	580
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	890	798
	Thermo Fisher Scientific Inc.	4.977%	8/10/30	600	604
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	2,000	1,647
	Thermo Fisher Scientific Inc.	4.950%	11/21/32	250	251
	Thermo Fisher Scientific Inc.	5.086%	8/10/33	800	809
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	1,000	731
	Thermo Fisher Scientific Inc.	5.404%	8/10/43	500	513
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	350	350
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	400	339
[9]	Trinity Health Corp.	2.632%	12/1/40	500	358
	Trinity Health Corp.	4.125%	12/1/45	450	391

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	3.750%	7/15/25	2,750	2,703
	UnitedHealth Group Inc.	5.150%	10/15/25	650	651
	UnitedHealth Group Inc.	3.700%	12/15/25	200	196
	UnitedHealth Group Inc.	1.250%	1/15/26	781	732
	UnitedHealth Group Inc.	3.100%	3/15/26	750	725
	UnitedHealth Group Inc.	1.150%	5/15/26	500	462
	UnitedHealth Group Inc.	3.450%	1/15/27	1,645	1,590
	UnitedHealth Group Inc.	4.600%	4/15/27	500	497
	UnitedHealth Group Inc.	3.700%	5/15/27	550	533
	UnitedHealth Group Inc.	5.250%	2/15/28	1,725	1,756
	UnitedHealth Group Inc.	3.850%	6/15/28	2,100	2,033
	UnitedHealth Group Inc.	3.875%	12/15/28	500	482
	UnitedHealth Group Inc.	4.250%	1/15/29	830	813
	UnitedHealth Group Inc.	4.700%	4/15/29	400	399
	UnitedHealth Group Inc.	2.875%	8/15/29	475	433
	UnitedHealth Group Inc.	5.300%	2/15/30	875	895
	UnitedHealth Group Inc.	2.000%	5/15/30	2,935	2,494
	UnitedHealth Group Inc.	4.900%	4/15/31	820	820
	UnitedHealth Group Inc.	2.300%	5/15/31	2,900	2,454
	UnitedHealth Group Inc.	5.350%	2/15/33	1,725	1,774
	UnitedHealth Group Inc.	4.500%	4/15/33	1,500	1,452
	UnitedHealth Group Inc.	5.000%	4/15/34	1,050	1,051
	UnitedHealth Group Inc.	4.625%	7/15/35	800	778
	UnitedHealth Group Inc.	6.500%	6/15/37	200	226
	UnitedHealth Group Inc.	6.625%	11/15/37	325	369
	UnitedHealth Group Inc.	6.875%	2/15/38	1,355	1,591
	UnitedHealth Group Inc.	3.500%	8/15/39	1,510	1,244
	UnitedHealth Group Inc.	2.750%	5/15/40	2,245	1,651
	UnitedHealth Group Inc.	5.950%	2/15/41	240	255
	UnitedHealth Group Inc.	3.050%	5/15/41	1,400	1,058
	UnitedHealth Group Inc.	4.375%	3/15/42	325	295
	UnitedHealth Group Inc.	3.950%	10/15/42	800	682
	UnitedHealth Group Inc.	4.250%	3/15/43	75	67
	UnitedHealth Group Inc.	4.750%	7/15/45	1,315	1,230
	UnitedHealth Group Inc.	4.200%	1/15/47	775	663
	UnitedHealth Group Inc.	4.250%	4/15/47	950	821
	UnitedHealth Group Inc.	3.750%	10/15/47	600	473
	UnitedHealth Group Inc.	4.250%	6/15/48	1,200	1,036
	UnitedHealth Group Inc.	4.450%	12/15/48	1,100	978
	UnitedHealth Group Inc.	3.700%	8/15/49	680	533
	UnitedHealth Group Inc.	2.900%	5/15/50	520	350
	UnitedHealth Group Inc.	3.250%	5/15/51	1,900	1,365
	UnitedHealth Group Inc.	5.875%	2/15/53	875	947
	UnitedHealth Group Inc.	5.050%	4/15/53	1,892	1,839
	UnitedHealth Group Inc.	5.375%	4/15/54	1,940	1,972
	UnitedHealth Group Inc.	3.875%	8/15/59	2,250	1,736
	UnitedHealth Group Inc.	3.125%	5/15/60	2,640	1,738
	UnitedHealth Group Inc.	6.050%	2/15/63	875	963
	UnitedHealth Group Inc.	5.200%	4/15/63	1,500	1,455
	UnitedHealth Group Inc.	5.500%	4/15/64	750	762
	Universal Health Services Inc.	2.650%	10/15/30	700	593
[9]	UPMC	3.600%	4/3/25	400	392
	UPMC	5.035%	5/15/33	500	499
	Utah Acquisition Sub Inc.	3.950%	6/15/26	1,100	1,063
	Utah Acquisition Sub Inc.	5.250%	6/15/46	2,250	1,867
	Viatris Inc.	1.650%	6/22/25	600	571
	Viatris Inc.	2.300%	6/22/27	1,350	1,226
	Viatris Inc.	3.850%	6/22/40	425	314

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Viatris Inc.	4.000%	6/22/50	925	636
[9]	WakeMed	3.286%	10/1/52	500	355
[9]	Willis-Knighton Medical Center	4.813%	9/1/48	200	179
[9]	Willis-Knighton Medical Center	3.065%	3/1/51	500	331
	Wyeth LLC	6.500%	2/1/34	500	554
	Wyeth LLC	6.000%	2/15/36	410	444
	Wyeth LLC	5.950%	4/1/37	1,605	1,735
[9]	Yale-New Haven Health Services Corp.	2.496%	7/1/50	500	303
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	1,000	961
	Zimmer Biomet Holdings Inc.	5.350%	12/1/28	400	406
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	700	589
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	200	201
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	280	251
	Zoetis Inc.	4.500%	11/13/25	350	346
	Zoetis Inc.	3.000%	9/12/27	800	750
	Zoetis Inc.	3.900%	8/20/28	400	385
	Zoetis Inc.	2.000%	5/15/30	575	484
	Zoetis Inc.	5.600%	11/16/32	1,000	1,037
	Zoetis Inc.	4.700%	2/1/43	900	824
	Zoetis Inc.	3.950%	9/12/47	400	324
	Zoetis Inc.	4.450%	8/20/48	325	287
	Zoetis Inc.	3.000%	5/15/50	250	172
					638,870
Industrials (0.7%)
	3M Co.	2.650%	4/15/25	319	310
[9]	3M Co.	2.250%	9/19/26	100	93
	3M Co.	2.875%	10/15/27	1,639	1,527
[9]	3M Co.	3.375%	3/1/29	650	604
	3M Co.	2.375%	8/26/29	1,555	1,364
	3M Co.	3.050%	4/15/30	600	539
[9]	3M Co.	3.125%	9/19/46	1,125	778
[9]	3M Co.	3.625%	10/15/47	450	332
[9]	3M Co.	4.000%	9/14/48	182	146
	3M Co.	3.250%	8/26/49	375	259
	3M Co.	3.700%	4/15/50	1,200	892
	Acuity Brands Lighting Inc.	2.150%	12/15/30	705	584
	AGCO Corp.	5.450%	3/21/27	340	342
	AGCO Corp.	5.800%	3/21/34	590	597
	Allegion plc	3.500%	10/1/29	325	299
	Allegion US Holding Co. Inc.	3.550%	10/1/27	350	334
[9]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/34	690	587
[9]	American Airlines Pass-Through Trust Class AA Series 2015-2	3.600%	9/22/27	177	167
[9]	American Airlines Pass-Through Trust Class AA Series 2016-1	3.575%	1/15/28	289	271
[9]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/28	675	619
[9]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/28	151	138
[9]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/29	331	313
[9]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/29	281	257
[9]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/32	172	154
	Amphenol Corp.	4.750%	3/30/26	500	496
	Amphenol Corp.	4.350%	6/1/29	300	292

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amphenol Corp.	2.800%	2/15/30	750	671
	Amphenol Corp.	2.200%	9/15/31	400	331
[9]	BNSF Funding Trust I	6.613%	12/15/55	325	323
	Boeing Co.	4.875%	5/1/25	3,980	3,935
	Boeing Co.	2.750%	2/1/26	500	474
	Boeing Co.	2.196%	2/4/26	5,000	4,681
	Boeing Co.	3.100%	5/1/26	400	380
	Boeing Co.	2.250%	6/15/26	325	302
	Boeing Co.	2.700%	2/1/27	1,715	1,580
	Boeing Co.	2.800%	3/1/27	1,846	1,708
	Boeing Co.	5.040%	5/1/27	1,760	1,726
	Boeing Co.	3.250%	2/1/28	1,350	1,242
	Boeing Co.	3.250%	3/1/28	275	252
	Boeing Co.	3.450%	11/1/28	1,000	913
	Boeing Co.	3.200%	3/1/29	900	804
	Boeing Co.	2.950%	2/1/30	500	432
	Boeing Co.	5.150%	5/1/30	3,288	3,181
	Boeing Co.	3.625%	2/1/31	1,143	1,006
	Boeing Co.	6.125%	2/15/33	325	332
	Boeing Co.	3.600%	5/1/34	1,355	1,124
	Boeing Co.	3.250%	2/1/35	600	473
	Boeing Co.	6.625%	2/15/38	300	313
	Boeing Co.	3.500%	3/1/39	200	148
	Boeing Co.	6.875%	3/15/39	285	303
	Boeing Co.	5.875%	2/15/40	545	524
	Boeing Co.	5.705%	5/1/40	2,449	2,344
	Boeing Co.	3.375%	6/15/46	450	304
	Boeing Co.	3.650%	3/1/47	475	333
	Boeing Co.	3.625%	3/1/48	400	273
	Boeing Co.	3.850%	11/1/48	200	141
	Boeing Co.	3.900%	5/1/49	650	463
	Boeing Co.	3.750%	2/1/50	1,100	765
	Boeing Co.	5.805%	5/1/50	4,386	4,147
	Boeing Co.	3.825%	3/1/59	225	150
	Boeing Co.	3.950%	8/1/59	560	383
	Boeing Co.	5.930%	5/1/60	2,917	2,731
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	250	245
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	275	269
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	700	722
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	875	836
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	138
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	775	850
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	625	660
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	675	659
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	1,225	1,246
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	200	192
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	575	517
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	500	447
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	850	764
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	500	492
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	1,100	1,045
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	1,600	1,452
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	500	426
	Burlington Northern Santa Fe LLC	4.700%	9/1/45	600	554
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	550	449
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	225	190
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	634	528
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	575	486

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	200	152
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	745	510
	Burlington Northern Santa Fe LLC	3.300%	9/15/51	800	576
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	575	377
	Burlington Northern Santa Fe LLC	4.450%	1/15/53	950	841
	Burlington Northern Santa Fe LLC	5.200%	4/15/54	1,325	1,311
	Canadian National Railway Co.	2.750%	3/1/26	375	361
	Canadian National Railway Co.	3.850%	8/5/32	500	464
	Canadian National Railway Co.	6.250%	8/1/34	350	386
	Canadian National Railway Co.	6.200%	6/1/36	350	384
	Canadian National Railway Co.	6.375%	11/15/37	350	389
	Canadian National Railway Co.	3.200%	8/2/46	650	488
	Canadian National Railway Co.	2.450%	5/1/50	1,700	1,062
	Canadian National Railway Co.	4.400%	8/5/52	500	447
	Canadian National Railway Co.	6.125%	11/1/53	200	229
	Canadian Pacific Railway Co.	1.750%	12/2/26	750	689
	Canadian Pacific Railway Co.	2.875%	11/15/29	550	493
	Canadian Pacific Railway Co.	2.050%	3/5/30	400	340
	Canadian Pacific Railway Co.	7.125%	10/15/31	275	309
	Canadian Pacific Railway Co.	2.450%	12/2/31	930	832
	Canadian Pacific Railway Co.	5.950%	5/15/37	775	810
	Canadian Pacific Railway Co.	3.000%	12/2/41	2,000	1,711
	Canadian Pacific Railway Co.	4.300%	5/15/43	500	434
	Canadian Pacific Railway Co.	4.800%	8/1/45	275	254
	Canadian Pacific Railway Co.	4.950%	8/15/45	500	464
	Canadian Pacific Railway Co.	3.500%	5/1/50	1,600	1,199
	Canadian Pacific Railway Co.	3.100%	12/2/51	1,469	1,009
	Canadian Pacific Railway Co.	6.125%	9/15/15	830	876
	Carrier Global Corp.	5.800%	11/30/25	360	362
	Carrier Global Corp.	2.493%	2/15/27	1,475	1,375
	Carrier Global Corp.	2.722%	2/15/30	2,625	2,321
	Carrier Global Corp.	2.700%	2/15/31	390	335
	Carrier Global Corp.	5.900%	3/15/34	800	841
	Carrier Global Corp.	3.377%	4/5/40	1,224	957
	Carrier Global Corp.	3.577%	4/5/50	1,900	1,417
	Carrier Global Corp.	6.200%	3/15/54	800	881
[9]	Caterpillar Financial Services Corp.	1.450%	5/15/25	375	360
	Caterpillar Financial Services Corp.	5.150%	8/11/25	500	500
[9]	Caterpillar Financial Services Corp.	3.650%	8/12/25	575	564
[9]	Caterpillar Financial Services Corp.	0.800%	11/13/25	825	772
[9]	Caterpillar Financial Services Corp.	4.350%	5/15/26	825	816
	Caterpillar Financial Services Corp.	2.400%	8/9/26	200	189
[9]	Caterpillar Financial Services Corp.	1.150%	9/14/26	500	458
[9]	Caterpillar Financial Services Corp.	1.700%	1/8/27	500	461
[9]	Caterpillar Financial Services Corp.	3.600%	8/12/27	575	554
[9]	Caterpillar Financial Services Corp.	1.100%	9/14/27	1,500	1,329
	Caterpillar Financial Services Corp.	4.850%	2/27/29	500	503
	Caterpillar Inc.	2.600%	4/9/30	3,135	2,803
	Caterpillar Inc.	6.050%	8/15/36	720	793
	Caterpillar Inc.	5.200%	5/27/41	475	478
	Caterpillar Inc.	3.803%	8/15/42	1,504	1,267
	Caterpillar Inc.	4.300%	5/15/44	375	341
	Caterpillar Inc.	3.250%	9/19/49	871	645
	Caterpillar Inc.	3.250%	4/9/50	700	521
	CH Robinson Worldwide Inc.	4.200%	4/15/28	125	121
	CNH Industrial Capital LLC	5.450%	10/14/25	500	501
	CNH Industrial Capital LLC	1.875%	1/15/26	260	245
	CNH Industrial Capital LLC	1.450%	7/15/26	400	367

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CNH Industrial Capital LLC	4.550%	4/10/28	500	490
	CNH Industrial Capital LLC	5.500%	1/12/29	500	507
	CNH Industrial Capital LLC	5.100%	4/20/29	900	898
[9]	CNH Industrial NV	3.850%	11/15/27	375	360
	CSX Corp.	3.350%	11/1/25	400	389
	CSX Corp.	2.600%	11/1/26	200	189
	CSX Corp.	3.250%	6/1/27	650	619
	CSX Corp.	3.800%	3/1/28	1,275	1,233
	CSX Corp.	4.250%	3/15/29	900	881
	CSX Corp.	2.400%	2/15/30	2,525	2,208
	CSX Corp.	4.100%	11/15/32	748	705
	CSX Corp.	5.200%	11/15/33	500	508
	CSX Corp.	6.150%	5/1/37	1,000	1,093
	CSX Corp.	6.220%	4/30/40	599	654
	CSX Corp.	5.500%	4/15/41	725	734
	CSX Corp.	4.750%	5/30/42	460	428
	CSX Corp.	4.400%	3/1/43	93	83
	CSX Corp.	4.100%	3/15/44	800	681
	CSX Corp.	3.800%	11/1/46	400	318
	CSX Corp.	4.300%	3/1/48	1,000	859
	CSX Corp.	4.500%	3/15/49	900	790
	CSX Corp.	3.800%	4/15/50	605	471
	CSX Corp.	2.500%	5/15/51	500	306
	CSX Corp.	4.500%	11/15/52	838	741
	CSX Corp.	4.500%	8/1/54	200	176
	CSX Corp.	4.250%	11/1/66	500	403
	CSX Corp.	4.650%	3/1/68	275	239
	Cummins Inc.	0.750%	9/1/25	3,721	3,505
	Cummins Inc.	4.900%	2/20/29	400	402
	Cummins Inc.	1.500%	9/1/30	500	409
	Cummins Inc.	5.150%	2/20/34	575	580
	Cummins Inc.	2.600%	9/1/50	600	379
	Cummins Inc.	5.450%	2/20/54	950	971
	Deere & Co.	2.750%	4/15/25	400	390
	Deere & Co.	5.375%	10/16/29	455	474
	Deere & Co.	3.100%	4/15/30	770	703
	Deere & Co.	7.125%	3/3/31	400	458
	Deere & Co.	3.900%	6/9/42	1,000	863
	Deere & Co.	2.875%	9/7/49	200	141
	Deere & Co.	3.750%	4/15/50	650	537
[12]	Delta Air Lines Inc.	4.750%	10/20/28	500	489
[9]	Delta Air Lines Pass-Through Trust Class AA Series 2020-1	2.000%	6/10/28	316	286
	Dover Corp.	2.950%	11/4/29	575	519
	Dover Corp.	5.375%	3/1/41	280	279
	Eaton Corp.	3.103%	9/15/27	665	630
	Eaton Corp.	4.000%	11/2/32	717	678
	Eaton Corp.	4.150%	3/15/33	1,095	1,038
	Eaton Corp.	4.150%	11/2/42	75	66
	Eaton Corp.	3.915%	9/15/47	550	452
	Eaton Corp.	4.700%	8/23/52	657	614
	Emerson Electric Co.	3.150%	6/1/25	450	440
	Emerson Electric Co.	0.875%	10/15/26	2,000	1,815
	Emerson Electric Co.	1.800%	10/15/27	500	452
	Emerson Electric Co.	2.000%	12/21/28	1,000	889
	Emerson Electric Co.	1.950%	10/15/30	375	318
	Emerson Electric Co.	2.200%	12/21/31	900	754
	Emerson Electric Co.	5.250%	11/15/39	135	137

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Emerson Electric Co.	2.750%	10/15/50	450	291
	Emerson Electric Co.	2.800%	12/21/51	900	588
	FedEx Corp.	3.250%	4/1/26	500	484
	FedEx Corp.	3.400%	2/15/28	1,000	949
	FedEx Corp.	3.100%	8/5/29	825	756
	FedEx Corp.	4.250%	5/15/30	639	618
	FedEx Corp.	2.400%	5/15/31	450	382
	FedEx Corp.	3.900%	2/1/35	200	178
	FedEx Corp.	3.250%	5/15/41	450	337
	FedEx Corp.	3.875%	8/1/42	200	160
	FedEx Corp.	4.100%	4/15/43	300	246
	FedEx Corp.	5.100%	1/15/44	600	563
	FedEx Corp.	4.100%	2/1/45	300	243
	FedEx Corp.	4.750%	11/15/45	1,075	952
	FedEx Corp.	4.550%	4/1/46	1,020	879
	FedEx Corp.	4.400%	1/15/47	800	669
	FedEx Corp.	4.050%	2/15/48	700	557
	FedEx Corp.	4.950%	10/17/48	750	682
	FedEx Corp.	5.250%	5/15/50	1,150	1,102
[9]	FedEx Corp. Pass-Through Trust Class AA Series 2020-1	1.875%	2/20/34	650	539
	Flowserve Corp.	3.500%	10/1/30	500	445
	Fortive Corp.	3.150%	6/15/26	585	559
	Fortive Corp.	4.300%	6/15/46	425	356
	General Dynamics Corp.	3.250%	4/1/25	525	515
	General Dynamics Corp.	3.500%	5/15/25	750	737
	General Dynamics Corp.	2.125%	8/15/26	250	234
	General Dynamics Corp.	3.500%	4/1/27	350	338
	General Dynamics Corp.	2.625%	11/15/27	500	464
	General Dynamics Corp.	3.750%	5/15/28	705	683
	General Dynamics Corp.	3.625%	4/1/30	755	710
	General Dynamics Corp.	2.250%	6/1/31	500	424
	General Dynamics Corp.	4.250%	4/1/40	570	516
	General Dynamics Corp.	3.600%	11/15/42	625	508
[9]	General Electric Co.	5.875%	1/14/38	1,762	1,873
[9]	General Electric Co.	6.875%	1/10/39	605	718
	General Electric Co.	4.350%	5/1/50	355	310
	HEICO Corp.	5.250%	8/1/28	500	503
	HEICO Corp.	5.350%	8/1/33	500	502
	Hexcel Corp.	4.200%	2/15/27	189	180
	Honeywell International Inc.	1.350%	6/1/25	3,730	3,574
	Honeywell International Inc.	2.500%	11/1/26	1,150	1,086
	Honeywell International Inc.	1.100%	3/1/27	800	723
	Honeywell International Inc.	4.950%	2/15/28	500	506
	Honeywell International Inc.	4.250%	1/15/29	600	591
	Honeywell International Inc.	2.700%	8/15/29	350	317
	Honeywell International Inc.	1.950%	6/1/30	1,125	959
	Honeywell International Inc.	1.750%	9/1/31	1,150	933
	Honeywell International Inc.	5.000%	2/15/33	1,300	1,314
	Honeywell International Inc.	4.500%	1/15/34	600	583
	Honeywell International Inc.	5.000%	3/1/35	2,200	2,207
	Honeywell International Inc.	5.700%	3/15/36	300	319
	Honeywell International Inc.	5.700%	3/15/37	305	323
	Honeywell International Inc.	5.375%	3/1/41	855	883
	Honeywell International Inc.	5.250%	3/1/54	2,450	2,468
	Honeywell International Inc.	5.350%	3/1/64	1,000	1,013
	Howmet Aerospace Inc.	5.950%	2/1/37	500	518
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	146	143

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	500	470
	Huntington Ingalls Industries Inc.	2.043%	8/16/28	490	428
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	800	750
	IDEX Corp.	3.000%	5/1/30	300	265
	Illinois Tool Works Inc.	2.650%	11/15/26	1,100	1,043
	Illinois Tool Works Inc.	3.900%	9/1/42	1,545	1,333
	Ingersoll Rand Inc.	5.400%	8/14/28	300	304
	Ingersoll Rand Inc.	5.700%	8/14/33	600	615
	Jacobs Engineering Group Inc.	6.350%	8/18/28	500	517
	Jacobs Engineering Group Inc.	5.900%	3/1/33	500	506
	JB Hunt Transport Services Inc.	3.875%	3/1/26	650	635
[9]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/32	563	521
[9]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/32	409	352
[9]	John Deere Capital Corp.	3.400%	6/6/25	500	490
[9]	John Deere Capital Corp.	4.950%	6/6/25	500	499
[9]	John Deere Capital Corp.	4.050%	9/8/25	500	493
	John Deere Capital Corp.	5.300%	9/8/25	600	602
[9]	John Deere Capital Corp.	3.400%	9/11/25	325	317
[9]	John Deere Capital Corp.	4.800%	1/9/26	850	848
[9]	John Deere Capital Corp.	0.700%	1/15/26	500	464
[9]	John Deere Capital Corp.	4.950%	3/6/26	800	800
[9]	John Deere Capital Corp.	4.750%	6/8/26	500	498
[9]	John Deere Capital Corp.	2.650%	6/10/26	300	286
[9]	John Deere Capital Corp.	1.050%	6/17/26	500	460
[9]	John Deere Capital Corp.	5.150%	9/8/26	500	503
[9]	John Deere Capital Corp.	2.250%	9/14/26	1,647	1,547
[9]	John Deere Capital Corp.	1.700%	1/11/27	2,000	1,839
[9]	John Deere Capital Corp.	4.850%	3/5/27	800	800
[9]	John Deere Capital Corp.	2.350%	3/8/27	500	467
[9]	John Deere Capital Corp.	2.800%	9/8/27	250	234
[9]	John Deere Capital Corp.	4.150%	9/15/27	875	860
[9]	John Deere Capital Corp.	3.050%	1/6/28	600	568
[9]	John Deere Capital Corp.	4.750%	1/20/28	850	852
[9]	John Deere Capital Corp.	4.900%	3/3/28	500	504
[9]	John Deere Capital Corp.	1.500%	3/6/28	500	443
[9]	John Deere Capital Corp.	4.950%	7/14/28	800	806
[9]	John Deere Capital Corp.	3.450%	3/7/29	623	590
[9]	John Deere Capital Corp.	2.800%	7/18/29	490	447
[9]	John Deere Capital Corp.	2.450%	1/9/30	3,535	3,129
[9]	John Deere Capital Corp.	4.700%	6/10/30	500	498
	John Deere Capital Corp.	1.450%	1/15/31	500	406
[9]	John Deere Capital Corp.	4.900%	3/7/31	800	800
[9]	John Deere Capital Corp.	4.350%	9/15/32	500	485
[9]	John Deere Capital Corp.	5.150%	9/8/33	750	766
[9]	Johnson Controls International plc	3.900%	2/14/26	219	213
	Johnson Controls International plc	1.750%	9/15/30	500	411
	Johnson Controls International plc	2.000%	9/16/31	500	406
	Johnson Controls International plc	4.900%	12/1/32	339	333
[9]	Johnson Controls International plc	6.000%	1/15/36	210	222
[9]	Johnson Controls International plc	4.625%	7/2/44	800	705
[9]	Johnson Controls International plc	5.125%	9/14/45	48	45
	Johnson Controls International plc	4.500%	2/15/47	400	345
[9]	Johnson Controls International plc	4.950%	7/2/64	286	257
	Kennametal Inc.	4.625%	6/15/28	1,000	982
	Keysight Technologies Inc.	4.600%	4/6/27	375	369
	Keysight Technologies Inc.	3.000%	10/30/29	425	379

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kirby Corp.	4.200%	3/1/28	408	394
	L3Harris Technologies Inc.	3.832%	4/27/25	550	541
	L3Harris Technologies Inc.	3.850%	12/15/26	831	804
	L3Harris Technologies Inc.	5.400%	1/15/27	1,000	1,007
[9]	L3Harris Technologies Inc.	4.400%	6/15/28	600	585
	L3Harris Technologies Inc.	5.050%	6/1/29	635	633
	L3Harris Technologies Inc.	2.900%	12/15/29	750	668
	L3Harris Technologies Inc.	1.800%	1/15/31	600	487
	L3Harris Technologies Inc.	5.250%	6/1/31	635	634
	L3Harris Technologies Inc.	5.400%	7/31/33	1,500	1,510
	L3Harris Technologies Inc.	5.350%	6/1/34	635	634
	L3Harris Technologies Inc.	4.854%	4/27/35	100	96
	L3Harris Technologies Inc.	5.054%	4/27/45	475	447
	L3Harris Technologies Inc.	5.600%	7/31/53	1,000	1,016
	Lennox International Inc.	1.350%	8/1/25	500	473
	Lennox International Inc.	1.700%	8/1/27	500	449
	Lennox International Inc.	5.500%	9/15/28	500	507
	Lockheed Martin Corp.	4.950%	10/15/25	432	432
	Lockheed Martin Corp.	3.550%	1/15/26	600	586
	Lockheed Martin Corp.	5.100%	11/15/27	612	619
	Lockheed Martin Corp.	4.450%	5/15/28	500	495
	Lockheed Martin Corp.	4.500%	2/15/29	500	496
	Lockheed Martin Corp.	3.900%	6/15/32	175	164
	Lockheed Martin Corp.	5.250%	1/15/33	1,225	1,258
	Lockheed Martin Corp.	4.750%	2/15/34	700	691
	Lockheed Martin Corp.	3.600%	3/1/35	485	430
	Lockheed Martin Corp.	4.500%	5/15/36	565	537
[9]	Lockheed Martin Corp.	6.150%	9/1/36	452	494
	Lockheed Martin Corp.	5.720%	6/1/40	316	333
	Lockheed Martin Corp.	4.070%	12/15/42	1,131	979
	Lockheed Martin Corp.	3.800%	3/1/45	750	615
	Lockheed Martin Corp.	4.700%	5/15/46	1,050	979
	Lockheed Martin Corp.	2.800%	6/15/50	700	464
	Lockheed Martin Corp.	4.090%	9/15/52	622	522
	Lockheed Martin Corp.	5.700%	11/15/54	1,625	1,731
	Lockheed Martin Corp.	5.200%	2/15/55	550	548
	Lockheed Martin Corp.	4.300%	6/15/62	300	254
	Lockheed Martin Corp.	5.900%	11/15/63	1,485	1,626
	Lockheed Martin Corp.	5.200%	2/15/64	500	495
[12]	Mileage Plus Holdings LLC	6.500%	6/20/27	1,300	1,309
	Norfolk Southern Corp.	3.650%	8/1/25	415	406
	Norfolk Southern Corp.	7.800%	5/15/27	100	108
	Norfolk Southern Corp.	3.150%	6/1/27	125	118
	Norfolk Southern Corp.	3.800%	8/1/28	750	718
	Norfolk Southern Corp.	2.550%	11/1/29	338	299
	Norfolk Southern Corp.	5.050%	8/1/30	500	502
	Norfolk Southern Corp.	3.000%	3/15/32	550	478
	Norfolk Southern Corp.	5.550%	3/15/34	500	520
	Norfolk Southern Corp.	4.837%	10/1/41	565	531
	Norfolk Southern Corp.	3.950%	10/1/42	425	351
	Norfolk Southern Corp.	4.450%	6/15/45	975	849
	Norfolk Southern Corp.	4.650%	1/15/46	300	268
	Norfolk Southern Corp.	3.942%	11/1/47	850	677
	Norfolk Southern Corp.	4.150%	2/28/48	50	41
	Norfolk Southern Corp.	4.100%	5/15/49	615	501
	Norfolk Southern Corp.	3.400%	11/1/49	330	242
	Norfolk Southern Corp.	3.050%	5/15/50	1,600	1,083
	Norfolk Southern Corp.	4.050%	8/15/52	634	509

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Norfolk Southern Corp.	4.550%	6/1/53	500	436
	Norfolk Southern Corp.	5.350%	8/1/54	800	794
	Norfolk Southern Corp.	3.155%	5/15/55	1,811	1,197
	Norfolk Southern Corp.	5.950%	3/15/64	500	533
	Norfolk Southern Corp.	4.100%	5/15/21	500	366
	Northrop Grumman Corp.	3.200%	2/1/27	675	645
	Northrop Grumman Corp.	3.250%	1/15/28	3,400	3,212
	Northrop Grumman Corp.	4.600%	2/1/29	400	396
	Northrop Grumman Corp.	4.400%	5/1/30	1,540	1,498
	Northrop Grumman Corp.	4.700%	3/15/33	750	732
	Northrop Grumman Corp.	4.900%	6/1/34	700	688
	Northrop Grumman Corp.	5.050%	11/15/40	245	237
	Northrop Grumman Corp.	4.750%	6/1/43	776	715
	Northrop Grumman Corp.	4.030%	10/15/47	1,918	1,567
	Northrop Grumman Corp.	5.250%	5/1/50	795	778
	Northrop Grumman Corp.	4.950%	3/15/53	750	703
	Northrop Grumman Corp.	5.200%	6/1/54	1,000	973
	nVent Finance Sarl	4.550%	4/15/28	300	292
	nVent Finance Sarl	5.650%	5/15/33	500	504
	Oshkosh Corp.	4.600%	5/15/28	400	392
	Oshkosh Corp.	3.100%	3/1/30	80	71
	Otis Worldwide Corp.	2.056%	4/5/25	1,575	1,523
	Otis Worldwide Corp.	2.293%	4/5/27	600	556
	Otis Worldwide Corp.	5.250%	8/16/28	600	609
	Otis Worldwide Corp.	2.565%	2/15/30	1,400	1,231
	Otis Worldwide Corp.	3.112%	2/15/40	611	470
	Otis Worldwide Corp.	3.362%	2/15/50	550	399
[9]	PACCAR Financial Corp.	4.450%	3/30/26	500	496
[9]	PACCAR Financial Corp.	4.600%	1/31/29	500	497
[9]	PACCAR Financial Corp.	5.000%	3/22/34	500	502
	Parker-Hannifin Corp.	3.250%	3/1/27	1,879	1,791
	Parker-Hannifin Corp.	4.250%	9/15/27	1,043	1,023
	Parker-Hannifin Corp.	3.250%	6/14/29	1,000	926
[9]	Parker-Hannifin Corp.	4.200%	11/21/34	200	185
[9]	Parker-Hannifin Corp.	6.250%	5/15/38	575	621
	Parker-Hannifin Corp.	4.100%	3/1/47	500	413
	Parker-Hannifin Corp.	4.000%	6/14/49	950	776
	Pentair Finance Sarl	5.900%	7/15/32	500	515
	Precision Castparts Corp.	3.250%	6/15/25	675	661
	Precision Castparts Corp.	3.900%	1/15/43	375	319
	Precision Castparts Corp.	4.375%	6/15/45	275	244
[12]	Regal Rexnord Corp.	6.050%	2/15/26	800	805
[12]	Regal Rexnord Corp.	6.050%	4/15/28	1,050	1,065
[12]	Regal Rexnord Corp.	6.300%	2/15/30	950	973
[12]	Regal Rexnord Corp.	6.400%	4/15/33	1,060	1,099
	Republic Services Inc.	0.875%	11/15/25	500	466
	Republic Services Inc.	2.900%	7/1/26	2,322	2,225
	Republic Services Inc.	4.875%	4/1/29	500	501
	Republic Services Inc.	2.300%	3/1/30	725	627
	Republic Services Inc.	1.450%	2/15/31	500	398
	Republic Services Inc.	1.750%	2/15/32	625	494
	Republic Services Inc.	2.375%	3/15/33	1,000	810
	Republic Services Inc.	5.000%	4/1/34	500	496
	Republic Services Inc.	6.200%	3/1/40	475	517
	Republic Services Inc.	5.700%	5/15/41	300	310
	Republic Services Inc.	3.050%	3/1/50	650	450
	Rockwell Automation Inc.	3.500%	3/1/29	350	333
	Rockwell Automation Inc.	1.750%	8/15/31	500	404

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rockwell Automation Inc.	4.200%	3/1/49	575	495
	Rockwell Automation Inc.	2.800%	8/15/61	500	301
	RTX Corp.	3.950%	8/16/25	1,680	1,652
	RTX Corp.	5.000%	2/27/26	300	299
	RTX Corp.	3.500%	3/15/27	2,885	2,772
	RTX Corp.	3.125%	5/4/27	975	923
	RTX Corp.	7.200%	8/15/27	75	80
	RTX Corp.	4.125%	11/16/28	3,445	3,334
	RTX Corp.	2.250%	7/1/30	500	427
	RTX Corp.	1.900%	9/1/31	925	745
	RTX Corp.	2.375%	3/15/32	200	165
	RTX Corp.	5.150%	2/27/33	850	852
	RTX Corp.	6.100%	3/15/34	1,179	1,261
	RTX Corp.	5.400%	5/1/35	500	509
	RTX Corp.	6.050%	6/1/36	585	616
	RTX Corp.	6.125%	7/15/38	463	493
	RTX Corp.	4.450%	11/16/38	1,000	901
	RTX Corp.	4.875%	10/15/40	225	210
	RTX Corp.	4.700%	12/15/41	925	835
	RTX Corp.	4.500%	6/1/42	2,857	2,551
	RTX Corp.	4.800%	12/15/43	285	260
	RTX Corp.	4.150%	5/15/45	694	576
	RTX Corp.	3.750%	11/1/46	900	697
	RTX Corp.	4.350%	4/15/47	780	664
	RTX Corp.	4.050%	5/4/47	511	417
	RTX Corp.	4.625%	11/16/48	1,500	1,332
	RTX Corp.	3.125%	7/1/50	863	589
	RTX Corp.	2.820%	9/1/51	925	588
	RTX Corp.	3.030%	3/15/52	950	629
	RTX Corp.	5.375%	2/27/53	850	836
	RTX Corp.	6.400%	3/15/54	1,221	1,382
[9]	Ryder System Inc.	4.625%	6/1/25	231	229
[9]	Ryder System Inc.	1.750%	9/1/26	500	461
[9]	Ryder System Inc.	2.900%	12/1/26	325	307
[9]	Ryder System Inc.	2.850%	3/1/27	200	188
[9]	Ryder System Inc.	5.300%	3/15/27	600	604
[9]	Ryder System Inc.	5.650%	3/1/28	500	510
[9]	Ryder System Inc.	5.250%	6/1/28	500	502
	Ryder System Inc.	6.300%	12/1/28	500	524
[9]	Ryder System Inc.	5.375%	3/15/29	1,000	1,008
	Ryder System Inc.	6.600%	12/1/33	500	542
	Southwest Airlines Co.	5.250%	5/4/25	750	747
	Southwest Airlines Co.	3.000%	11/15/26	400	377
	Southwest Airlines Co.	5.125%	6/15/27	1,925	1,921
	Southwest Airlines Co.	3.450%	11/16/27	540	508
	Southwest Airlines Co.	2.625%	2/10/30	400	348
	Teledyne Technologies Inc.	2.250%	4/1/28	500	450
	Teledyne Technologies Inc.	2.750%	4/1/31	900	771
	Textron Inc.	4.000%	3/15/26	300	293
	Textron Inc.	3.650%	3/15/27	2,044	1,962
	Textron Inc.	3.375%	3/1/28	325	304
	Textron Inc.	3.900%	9/17/29	250	235
	Textron Inc.	6.100%	11/15/33	500	524
	Timken Co.	4.500%	12/15/28	400	392
	Trane Technologies Financing Ltd.	3.500%	3/21/26	325	315
	Trane Technologies Financing Ltd.	3.800%	3/21/29	975	928
	Trane Technologies Financing Ltd.	5.250%	3/3/33	600	609
	Trane Technologies Financing Ltd.	4.650%	11/1/44	150	136

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Trane Technologies Financing Ltd.	4.500%	3/21/49	350	308
	Trane Technologies Global Holding Co. Ltd.	3.750%	8/21/28	1,200	1,148
	Trane Technologies Global Holding Co. Ltd.	5.750%	6/15/43	415	432
	Trimble Inc.	4.900%	6/15/28	400	398
	Triton Container International Ltd.	3.250%	3/15/32	500	405
	Tyco Electronics Group SA	4.500%	2/13/26	500	495
	Tyco Electronics Group SA	3.125%	8/15/27	450	426
	Tyco Electronics Group SA	2.500%	2/4/32	500	426
	Tyco Electronics Group SA	7.125%	10/1/37	550	638
	Union Pacific Corp.	3.750%	7/15/25	930	914
	Union Pacific Corp.	3.250%	8/15/25	900	878
	Union Pacific Corp.	2.750%	3/1/26	648	622
	Union Pacific Corp.	2.150%	2/5/27	707	658
	Union Pacific Corp.	3.000%	4/15/27	240	228
	Union Pacific Corp.	2.400%	2/5/30	825	723
	Union Pacific Corp.	2.375%	5/20/31	500	427
	Union Pacific Corp.	2.800%	2/14/32	500	434
	Union Pacific Corp.	3.375%	2/1/35	900	778
	Union Pacific Corp.	2.891%	4/6/36	1,800	1,466
	Union Pacific Corp.	3.600%	9/15/37	428	369
	Union Pacific Corp.	3.200%	5/20/41	1,500	1,169
	Union Pacific Corp.	4.050%	3/1/46	500	415
	Union Pacific Corp.	3.350%	8/15/46	550	402
	Union Pacific Corp.	3.250%	2/5/50	850	619
	Union Pacific Corp.	3.799%	10/1/51	1,082	863
	Union Pacific Corp.	2.950%	3/10/52	500	336
	Union Pacific Corp.	4.950%	9/9/52	521	503
	Union Pacific Corp.	3.500%	2/14/53	500	374
	Union Pacific Corp.	3.950%	8/15/59	425	329
	Union Pacific Corp.	3.839%	3/20/60	1,106	848
	Union Pacific Corp.	2.973%	9/16/62	2,025	1,267
	Union Pacific Corp.	4.100%	9/15/67	350	276
	Union Pacific Corp.	3.750%	2/5/70	1,400	1,026
	Union Pacific Corp.	3.799%	4/6/71	1,700	1,262
	Union Pacific Corp.	3.850%	2/14/72	500	373
[9]	United Airlines Pass-Through Trust Class A Series 2013-1	4.300%	8/15/25	370	363
[9]	United Airlines Pass-Through Trust Class A Series 2014-1	4.000%	4/11/26	401	389
[9]	United Airlines Pass-Through Trust Class A Series 2016-1	3.450%	7/7/28	263	238
[9]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	1,830	1,824
[9]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/36	1,075	1,093
[9]	United Airlines Pass-Through Trust Class AA Series 2015-1	3.450%	12/1/27	175	164
[9]	United Airlines Pass-Through Trust Class AA Series 2016-1	3.100%	7/7/28	361	331
[9]	United Airlines Pass-Through Trust Class AA Series 2016-2	2.875%	10/7/28	688	623
[9]	United Airlines Pass-Through Trust Class AA Series 2019-1	4.150%	8/25/31	352	329
[9]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/32	396	339
[9]	United Airlines Pass-Through Trust Class B Series 2020-1	4.875%	1/15/26	723	711

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United Parcel Service Inc.	3.900%	4/1/25	1,200	1,184
	United Parcel Service Inc.	2.400%	11/15/26	609	573
	United Parcel Service Inc.	2.500%	9/1/29	400	359
	United Parcel Service Inc.	4.450%	4/1/30	1,000	991
	United Parcel Service Inc.	4.875%	3/3/33	650	651
	United Parcel Service Inc.	6.200%	1/15/38	505	559
	United Parcel Service Inc.	5.200%	4/1/40	465	468
	United Parcel Service Inc.	4.875%	11/15/40	350	338
	United Parcel Service Inc.	3.625%	10/1/42	300	246
	United Parcel Service Inc.	3.400%	11/15/46	390	301
	United Parcel Service Inc.	4.250%	3/15/49	800	693
	United Parcel Service Inc.	3.400%	9/1/49	200	150
	United Parcel Service Inc.	5.300%	4/1/50	2,870	2,911
	United Parcel Service Inc.	5.050%	3/3/53	650	636
	Valmont Industries Inc.	5.000%	10/1/44	475	418
	Valmont Industries Inc.	5.250%	10/1/54	300	265
[12]	Veralto Corp.	5.500%	9/18/26	625	627
[12]	Veralto Corp.	5.350%	9/18/28	600	610
[12]	Veralto Corp.	5.450%	9/18/33	600	607
	Vontier Corp.	1.800%	4/1/26	500	464
	Vontier Corp.	2.400%	4/1/28	500	443
	Vontier Corp.	2.950%	4/1/31	500	418
	Waste Connections Inc.	4.250%	12/1/28	2,091	2,038
	Waste Connections Inc.	3.500%	5/1/29	950	894
	Waste Connections Inc.	2.600%	2/1/30	500	443
	Waste Connections Inc.	2.200%	1/15/32	700	573
	Waste Connections Inc.	4.200%	1/15/33	639	601
	Waste Connections Inc.	3.050%	4/1/50	300	206
	Waste Connections Inc.	2.950%	1/15/52	700	469
	Waste Management Inc.	0.750%	11/15/25	500	467
	Waste Management Inc.	3.150%	11/15/27	1,600	1,517
	Waste Management Inc.	1.150%	3/15/28	500	436
	Waste Management Inc.	4.875%	2/15/29	725	732
	Waste Management Inc.	1.500%	3/15/31	1,400	1,126
	Waste Management Inc.	4.150%	4/15/32	2,585	2,470
	Waste Management Inc.	4.625%	2/15/33	250	245
	Waste Management Inc.	4.875%	2/15/34	725	721
	Waste Management Inc.	2.950%	6/1/41	500	374
	Waste Management Inc.	2.500%	11/15/50	500	312
	Westinghouse Air Brake Technologies Corp.	3.200%	6/15/25	1,070	1,039
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	725	693
	Westinghouse Air Brake Technologies Corp.	4.700%	9/15/28	750	738
	Westinghouse Air Brake Technologies Corp.	5.611%	3/11/34	470	476
	WW Grainger Inc.	4.600%	6/15/45	425	396
	WW Grainger Inc.	3.750%	5/15/46	325	266
	WW Grainger Inc.	4.200%	5/15/47	350	305
	Xylem Inc.	3.250%	11/1/26	300	287
	Xylem Inc.	1.950%	1/30/28	250	224
	Xylem Inc.	2.250%	1/30/31	400	337
	Xylem Inc.	4.375%	11/1/46	475	408
					398,707
Materials (0.3%)
	Air Products and Chemicals Inc.	1.500%	10/15/25	2,700	2,560
	Air Products and Chemicals Inc.	1.850%	5/15/27	150	138

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Air Products and Chemicals Inc.	4.600%	2/8/29	450	448
	Air Products and Chemicals Inc.	2.050%	5/15/30	700	599
	Air Products and Chemicals Inc.	4.800%	3/3/33	400	398
	Air Products and Chemicals Inc.	2.700%	5/15/40	600	438
	Air Products and Chemicals Inc.	2.800%	5/15/50	1,000	673
	Albemarle Corp.	4.650%	6/1/27	500	491
	Albemarle Corp.	5.050%	6/1/32	500	480
	Albemarle Corp.	5.450%	12/1/44	325	301
	Albemarle Corp.	5.650%	6/1/52	365	335
	Amcor Finance USA Inc.	4.500%	5/15/28	500	487
	Amcor Finance USA Inc.	5.625%	5/26/33	242	249
	Amcor Flexibles North America Inc.	4.000%	5/17/25	432	424
[9]	Amcor Flexibles North America Inc.	3.100%	9/15/26	300	283
	Amcor Flexibles North America Inc.	2.630%	6/19/30	500	431
	Amcor Flexibles North America Inc.	2.690%	5/25/31	500	425
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	750	675
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	700	610
	ArcelorMittal SA	4.550%	3/11/26	400	394
	ArcelorMittal SA	6.550%	11/29/27	1,035	1,074
	ArcelorMittal SA	4.250%	7/16/29	400	382
	ArcelorMittal SA	6.800%	11/29/32	700	749
	ArcelorMittal SA	7.000%	10/15/39	809	880
	ArcelorMittal SA	6.750%	3/1/41	180	187
	Barrick Gold Corp.	6.450%	10/15/35	375	408
	Barrick North America Finance LLC	5.700%	5/30/41	770	790
	Barrick North America Finance LLC	5.750%	5/1/43	850	878
	Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	675	700
	Berry Global Inc.	1.570%	1/15/26	1,400	1,311
	Berry Global Inc.	1.650%	1/15/27	1,000	907
	Berry Global Inc.	5.500%	4/15/28	500	504
[12]	Berry Global Inc.	5.650%	1/15/34	500	497
	BHP Billiton Finance USA Ltd.	4.875%	2/27/26	850	847
	BHP Billiton Finance USA Ltd.	6.420%	3/1/26	150	153
	BHP Billiton Finance USA Ltd.	5.250%	9/8/26	600	603
	BHP Billiton Finance USA Ltd.	4.750%	2/28/28	850	848
	BHP Billiton Finance USA Ltd.	5.100%	9/8/28	500	505
	BHP Billiton Finance USA Ltd.	5.250%	9/8/30	700	711
	BHP Billiton Finance USA Ltd.	4.900%	2/28/33	550	545
	BHP Billiton Finance USA Ltd.	5.250%	9/8/33	1,200	1,214
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	1,050	916
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	2,350	2,258
	BHP Billiton Finance USA Ltd.	5.500%	9/8/53	450	464
	Cabot Corp.	4.000%	7/1/29	240	226
	Carlisle Cos. Inc.	3.750%	12/1/27	650	620
	Carlisle Cos. Inc.	2.750%	3/1/30	675	594
	Celanese US Holdings LLC	1.400%	8/5/26	500	455
	Celanese US Holdings LLC	6.165%	7/15/27	1,800	1,833
	Celanese US Holdings LLC	6.350%	11/15/28	800	830
	Celanese US Holdings LLC	6.330%	7/15/29	600	622
	Celanese US Holdings LLC	6.550%	11/15/30	800	842
	Celanese US Holdings LLC	6.379%	7/15/32	760	789
	Celanese US Holdings LLC	6.700%	11/15/33	800	853
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	300	281
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	350	297
	CF Industries Inc.	5.150%	3/15/34	700	689
	CF Industries Inc.	4.950%	6/1/43	775	694
	CF Industries Inc.	5.375%	3/15/44	700	657
	Dow Chemical Co.	4.550%	11/30/25	50	49

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Dow Chemical Co.	7.375%	11/1/29	58	65
Dow Chemical Co.	2.100%	11/15/30	750	633
Dow Chemical Co.	6.300%	3/15/33	400	431
Dow Chemical Co.	5.150%	2/15/34	400	399
Dow Chemical Co.	4.250%	10/1/34	386	356
Dow Chemical Co.	9.400%	5/15/39	556	749
Dow Chemical Co.	5.250%	11/15/41	375	357
Dow Chemical Co.	4.375%	11/15/42	1,300	1,109
Dow Chemical Co.	4.625%	10/1/44	400	352
Dow Chemical Co.	5.550%	11/30/48	1,075	1,049
Dow Chemical Co.	4.800%	5/15/49	725	636
Dow Chemical Co.	3.600%	11/15/50	750	546
Dow Chemical Co.	6.900%	5/15/53	700	808
Dow Chemical Co.	5.600%	2/15/54	400	398
DuPont de Nemours Inc.	4.493%	11/15/25	1,500	1,480
DuPont de Nemours Inc.	5.319%	11/15/38	1,625	1,620
DuPont de Nemours Inc.	5.419%	11/15/48	1,600	1,597
Eastman Chemical Co.	4.500%	12/1/28	125	122
Eastman Chemical Co.	5.750%	3/8/33	400	406
Eastman Chemical Co.	5.625%	2/20/34	300	302
Eastman Chemical Co.	4.800%	9/1/42	690	606
Eastman Chemical Co.	4.650%	10/15/44	850	724
Ecolab Inc.	2.700%	11/1/26	600	570
Ecolab Inc.	1.650%	2/1/27	200	183
Ecolab Inc.	3.250%	12/1/27	1,400	1,329
Ecolab Inc.	5.250%	1/15/28	300	306
Ecolab Inc.	4.800%	3/24/30	700	703
Ecolab Inc.	1.300%	1/30/31	500	400
Ecolab Inc.	2.125%	2/1/32	300	249
Ecolab Inc.	2.700%	12/15/51	1,400	905
Ecolab Inc.	2.750%	8/18/55	978	623
EIDP Inc.	1.700%	7/15/25	700	668
EIDP Inc.	4.500%	5/15/26	500	495
EIDP Inc.	2.300%	7/15/30	400	344
EIDP Inc.	4.800%	5/15/33	500	493
FMC Corp.	5.150%	5/18/26	300	298
FMC Corp.	3.200%	10/1/26	300	284
FMC Corp.	3.450%	10/1/29	400	360
FMC Corp.	5.650%	5/18/33	500	492
FMC Corp.	4.500%	10/1/49	400	308
FMC Corp.	6.375%	5/18/53	500	498
Freeport-McMoRan Inc.	5.000%	9/1/27	500	496
Freeport-McMoRan Inc.	4.125%	3/1/28	645	617
Freeport-McMoRan Inc.	4.375%	8/1/28	600	578
Freeport-McMoRan Inc.	5.250%	9/1/29	500	502
Freeport-McMoRan Inc.	4.250%	3/1/30	500	473
Freeport-McMoRan Inc.	4.625%	8/1/30	700	673
Freeport-McMoRan Inc.	5.400%	11/14/34	600	593
Freeport-McMoRan Inc.	5.450%	3/15/43	1,450	1,386
Georgia-Pacific LLC	8.875%	5/15/31	700	863
Huntsman International LLC	4.500%	5/1/29	250	239
Huntsman International LLC	2.950%	6/15/31	300	250
International Flavors & Fragrances Inc.	4.450%	9/26/28	415	402
International Flavors & Fragrances Inc.	4.375%	6/1/47	550	425
International Flavors & Fragrances Inc.	5.000%	9/26/48	500	428

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	International Paper Co.	5.000%	9/15/35	150	146
	International Paper Co.	6.000%	11/15/41	1,100	1,135
	International Paper Co.	4.800%	6/15/44	850	767
	International Paper Co.	4.350%	8/15/48	800	676
	Kinross Gold Corp.	4.500%	7/15/27	100	98
[12]	Kinross Gold Corp.	6.250%	7/15/33	500	519
	Linde Inc.	4.700%	12/5/25	500	498
	Linde Inc.	3.200%	1/30/26	1,200	1,163
	Linde Inc.	1.100%	8/10/30	500	404
	Linde Inc.	3.550%	11/7/42	300	244
	Linde Inc.	2.000%	8/10/50	700	396
	LYB International Finance BV	5.250%	7/15/43	700	655
	LYB International Finance BV	4.875%	3/15/44	1,100	976
	LYB International Finance III LLC	1.250%	10/1/25	1,962	1,843
	LYB International Finance III LLC	2.250%	10/1/30	400	338
	LYB International Finance III LLC	5.625%	5/15/33	156	160
	LYB International Finance III LLC	5.500%	3/1/34	625	626
	LYB International Finance III LLC	3.375%	10/1/40	600	449
	LYB International Finance III LLC	4.200%	10/15/49	560	437
	LYB International Finance III LLC	4.200%	5/1/50	850	663
	LYB International Finance III LLC	3.625%	4/1/51	800	565
	LYB International Finance III LLC	3.800%	10/1/60	400	278
	LyondellBasell Industries NV	4.625%	2/26/55	910	758
	Martin Marietta Materials Inc.	3.450%	6/1/27	500	478
[9]	Martin Marietta Materials Inc.	2.500%	3/15/30	375	327
	Martin Marietta Materials Inc.	2.400%	7/15/31	856	718
	Martin Marietta Materials Inc.	4.250%	12/15/47	600	506
	Martin Marietta Materials Inc.	3.200%	7/15/51	743	521
	Mosaic Co.	4.050%	11/15/27	600	579
	Mosaic Co.	5.375%	11/15/28	300	304
	Mosaic Co.	5.450%	11/15/33	100	100
	Mosaic Co.	4.875%	11/15/41	400	358
	Mosaic Co.	5.625%	11/15/43	425	415
	NewMarket Corp.	2.700%	3/18/31	500	420
[12]	Newmont Corp.	5.300%	3/15/26	845	847
	Newmont Corp.	2.800%	10/1/29	550	494
	Newmont Corp.	2.250%	10/1/30	2,900	2,471
	Newmont Corp.	2.600%	7/15/32	800	669
[9]	Newmont Corp.	5.875%	4/1/35	725	757
	Newmont Corp.	6.250%	10/1/39	950	1,016
	Newmont Corp.	5.450%	6/9/44	500	492
[12]	Newmont Corp.	4.200%	5/13/50	400	330
	Nucor Corp.	3.950%	5/23/25	200	197
	Nucor Corp.	2.000%	6/1/25	1,014	975
	Nucor Corp.	4.300%	5/23/27	250	245
	Nucor Corp.	2.700%	6/1/30	300	266
	Nucor Corp.	3.125%	4/1/32	500	440
	Nucor Corp.	6.400%	12/1/37	400	441
	Nucor Corp.	3.850%	4/1/52	200	159
	Nucor Corp.	2.979%	12/15/55	1,400	905
	Nutrien Ltd.	3.000%	4/1/25	250	244
	Nutrien Ltd.	5.950%	11/7/25	300	303
	Nutrien Ltd.	4.000%	12/15/26	500	485
	Nutrien Ltd.	4.900%	3/27/28	300	299
	Nutrien Ltd.	2.950%	5/13/30	3,225	2,875
	Nutrien Ltd.	4.125%	3/15/35	1,250	1,135
	Nutrien Ltd.	5.875%	12/1/36	300	312
	Nutrien Ltd.	5.625%	12/1/40	385	381

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nutrien Ltd.	4.900%	6/1/43	425	386
	Nutrien Ltd.	5.250%	1/15/45	286	270
	Nutrien Ltd.	5.000%	4/1/49	1,199	1,094
	Nutrien Ltd.	5.800%	3/27/53	1,184	1,208
	Packaging Corp. of America	3.400%	12/15/27	400	380
	Packaging Corp. of America	3.000%	12/15/29	950	856
	Packaging Corp. of America	4.050%	12/15/49	600	480
	Packaging Corp. of America	3.050%	10/1/51	100	68
	PPG Industries Inc.	1.200%	3/15/26	500	463
	PPG Industries Inc.	2.550%	6/15/30	600	523
	Reliance Inc.	1.300%	8/15/25	675	639
	Reliance Inc.	2.150%	8/15/30	800	673
	Rio Tinto Alcan Inc.	6.125%	12/15/33	725	780
	Rio Tinto Alcan Inc.	5.750%	6/1/35	450	471
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	225	245
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	565	563
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	1,400	902
	Rio Tinto Finance USA plc	5.000%	3/9/33	300	301
	Rio Tinto Finance USA plc	4.750%	3/22/42	1,100	1,042
	Rio Tinto Finance USA plc	4.125%	8/21/42	619	538
	Rio Tinto Finance USA plc	5.125%	3/9/53	700	680
	Rohm & Haas Co.	7.850%	7/15/29	150	167
	RPM International Inc.	3.750%	3/15/27	150	144
	RPM International Inc.	4.550%	3/1/29	275	267
	RPM International Inc.	2.950%	1/15/32	250	211
	RPM International Inc.	5.250%	6/1/45	75	71
	RPM International Inc.	4.250%	1/15/48	450	372
	Sherwin-Williams Co.	3.450%	8/1/25	900	877
	Sherwin-Williams Co.	4.250%	8/8/25	200	197
	Sherwin-Williams Co.	3.950%	1/15/26	600	588
	Sherwin-Williams Co.	3.450%	6/1/27	300	287
	Sherwin-Williams Co.	2.950%	8/15/29	700	635
	Sherwin-Williams Co.	2.300%	5/15/30	500	429
	Sherwin-Williams Co.	2.200%	3/15/32	500	408
	Sherwin-Williams Co.	4.000%	12/15/42	220	181
	Sherwin-Williams Co.	4.550%	8/1/45	270	236
	Sherwin-Williams Co.	4.500%	6/1/47	1,100	963
	Sherwin-Williams Co.	3.800%	8/15/49	504	397
	Sherwin-Williams Co.	3.300%	5/15/50	400	282
[6,12]	Smurfit Kappa Treasury ULC	5.200%	1/15/30	550	549
[6,12]	Smurfit Kappa Treasury ULC	5.438%	4/3/34	840	841
[6,12]	Smurfit Kappa Treasury ULC	5.777%	4/3/54	840	853
	Sonoco Products Co.	2.250%	2/1/27	500	464
	Sonoco Products Co.	3.125%	5/1/30	2,125	1,900
	Southern Copper Corp.	3.875%	4/23/25	650	637
	Southern Copper Corp.	7.500%	7/27/35	850	984
	Southern Copper Corp.	6.750%	4/16/40	750	830
	Southern Copper Corp.	5.250%	11/8/42	1,300	1,230
	Southern Copper Corp.	5.875%	4/23/45	1,280	1,286
	Steel Dynamics Inc.	2.400%	6/15/25	300	289
	Steel Dynamics Inc.	1.650%	10/15/27	1,300	1,159
	Steel Dynamics Inc.	3.250%	1/15/31	1,300	1,158
	Suzano Austria GmbH	6.000%	1/15/29	1,050	1,055
	Suzano Austria GmbH	5.000%	1/15/30	1,200	1,151
	Suzano Austria GmbH	3.750%	1/15/31	1,020	901
[9]	Suzano Austria GmbH	3.125%	1/15/32	850	706
	Suzano International Finance BV	5.500%	1/17/27	1,173	1,169
	Teck Resources Ltd.	3.900%	7/15/30	1,000	922

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Teck Resources Ltd.	6.125%	10/1/35	246	254
Teck Resources Ltd.	6.000%	8/15/40	485	487
Teck Resources Ltd.	5.200%	3/1/42	585	534
Vale Overseas Ltd.	3.750%	7/8/30	1,100	989
Vale Overseas Ltd.	6.125%	6/12/33	1,000	1,009
Vale Overseas Ltd.	8.250%	1/17/34	375	441
Vale Overseas Ltd.	6.875%	11/21/36	1,480	1,578
Vale Overseas Ltd.	6.875%	11/10/39	1,110	1,186
Vale SA	5.625%	9/11/42	238	233
Vulcan Materials Co.	4.500%	4/1/25	250	247
Vulcan Materials Co.	3.500%	6/1/30	575	527
Vulcan Materials Co.	4.500%	6/15/47	1,050	912
Westlake Corp.	3.375%	6/15/30	400	360
Westlake Corp.	2.875%	8/15/41	350	242
Westlake Corp.	5.000%	8/15/46	575	514
Westlake Corp.	4.375%	11/15/47	435	361
Westlake Corp.	3.125%	8/15/51	500	323
Westlake Corp.	3.375%	8/15/61	400	254
WestRock MWV LLC	8.200%	1/15/30	475	543
WestRock MWV LLC	7.950%	2/15/31	275	314
WRKCo Inc.	4.650%	3/15/26	600	592
WRKCo Inc.	3.375%	9/15/27	1,325	1,256
WRKCo Inc.	4.000%	3/15/28	800	769
WRKCo Inc.	3.900%	6/1/28	607	579
WRKCo Inc.	4.900%	3/15/29	1,325	1,316
WRKCo Inc.	4.200%	6/1/32	700	659
WRKCo Inc.	3.000%	6/15/33	1,000	846
Yamana Gold Inc.	2.630%	8/15/31	180	150
				161,770
Real Estate (0.3%)
Agree LP	2.000%	6/15/28	500	440
Agree LP	4.800%	10/1/32	500	473
Agree LP	2.600%	6/15/33	500	392
Alexandria Real Estate Equities Inc.	3.950%	1/15/28	350	335
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	200	193
Alexandria Real Estate Equities Inc.	2.750%	12/15/29	1,529	1,342
Alexandria Real Estate Equities Inc.	4.700%	7/1/30	500	485
Alexandria Real Estate Equities Inc.	4.900%	12/15/30	388	382
Alexandria Real Estate Equities Inc.	3.375%	8/15/31	600	535
Alexandria Real Estate Equities Inc.	1.875%	2/1/33	3,000	2,280
Alexandria Real Estate Equities Inc.	2.950%	3/15/34	715	588
Alexandria Real Estate Equities Inc.	4.750%	4/15/35	500	473
Alexandria Real Estate Equities Inc.	4.850%	4/15/49	200	176
Alexandria Real Estate Equities Inc.	4.000%	2/1/50	565	434
Alexandria Real Estate Equities Inc.	3.000%	5/18/51	500	317
Alexandria Real Estate Equities Inc.	3.550%	3/15/52	215	151
Alexandria Real Estate Equities Inc.	5.150%	4/15/53	200	184
Alexandria Real Estate Equities Inc.	5.625%	5/15/54	500	491
American Assets Trust LP	3.375%	2/1/31	500	409
American Homes 4 Rent LP	4.900%	2/15/29	725	712
American Homes 4 Rent LP	2.375%	7/15/31	675	548
American Homes 4 Rent LP	3.625%	4/15/32	250	220
American Homes 4 Rent LP	5.500%	2/1/34	490	488
American Homes 4 Rent LP	3.375%	7/15/51	500	333
American Tower Corp.	1.600%	4/15/26	500	464
American Tower Corp.	1.450%	9/15/26	550	502
American Tower Corp.	3.375%	10/15/26	1,069	1,022
American Tower Corp.	2.750%	1/15/27	2,709	2,537

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Tower Corp.	3.125%	1/15/27	975	922
	American Tower Corp.	3.650%	3/15/27	600	575
	American Tower Corp.	3.550%	7/15/27	1,100	1,045
	American Tower Corp.	3.600%	1/15/28	500	472
	American Tower Corp.	1.500%	1/31/28	1,000	873
	American Tower Corp.	5.800%	11/15/28	600	615
	American Tower Corp.	5.200%	2/15/29	500	500
	American Tower Corp.	3.800%	8/15/29	1,475	1,376
	American Tower Corp.	2.900%	1/15/30	1,490	1,311
	American Tower Corp.	2.100%	6/15/30	560	465
	American Tower Corp.	1.875%	10/15/30	700	568
	American Tower Corp.	2.700%	4/15/31	500	423
	American Tower Corp.	2.300%	9/15/31	550	448
	American Tower Corp.	4.050%	3/15/32	600	550
	American Tower Corp.	5.550%	7/15/33	1,025	1,033
	American Tower Corp.	5.450%	2/15/34	500	501
	American Tower Corp.	3.700%	10/15/49	500	372
	American Tower Corp.	3.100%	6/15/50	560	373
	American Tower Corp.	2.950%	1/15/51	1,000	646
[9]	AvalonBay Communities Inc.	3.450%	6/1/25	425	416
[9]	AvalonBay Communities Inc.	2.950%	5/11/26	250	239
[9]	AvalonBay Communities Inc.	2.900%	10/15/26	50	47
[9]	AvalonBay Communities Inc.	3.200%	1/15/28	350	329
[9]	AvalonBay Communities Inc.	2.300%	3/1/30	500	433
[9]	AvalonBay Communities Inc.	2.450%	1/15/31	855	734
	AvalonBay Communities Inc.	2.050%	1/15/32	1,500	1,234
	AvalonBay Communities Inc.	5.300%	12/7/33	500	506
[9]	AvalonBay Communities Inc.	3.900%	10/15/46	280	223
	Boston Properties LP	2.750%	10/1/26	475	443
	Boston Properties LP	6.750%	12/1/27	2,025	2,102
	Boston Properties LP	2.900%	3/15/30	1,000	857
	Boston Properties LP	3.250%	1/30/31	600	514
	Boston Properties LP	2.550%	4/1/32	500	396
	Boston Properties LP	2.450%	10/1/33	1,030	775
	Boston Properties LP	6.500%	1/15/34	298	309
	Brixmor Operating Partnership LP	4.125%	6/15/26	400	389
	Brixmor Operating Partnership LP	3.900%	3/15/27	300	288
	Brixmor Operating Partnership LP	2.250%	4/1/28	1,500	1,333
	Brixmor Operating Partnership LP	4.125%	5/15/29	588	554
	Brixmor Operating Partnership LP	4.050%	7/1/30	1,400	1,300
	Camden Property Trust	4.100%	10/15/28	250	243
	Camden Property Trust	3.150%	7/1/29	600	549
	Camden Property Trust	3.350%	11/1/49	800	572
	CBRE Services Inc.	4.875%	3/1/26	625	618
	CBRE Services Inc.	5.500%	4/1/29	400	403
	CBRE Services Inc.	2.500%	4/1/31	500	414
	CBRE Services Inc.	5.950%	8/15/34	600	615
	COPT Defense Properties LP	2.000%	1/15/29	300	252
	COPT Defense Properties LP	2.900%	12/1/33	1,975	1,549
	Crown Castle Inc.	1.350%	7/15/25	522	496
	Crown Castle Inc.	4.450%	2/15/26	1,405	1,382
	Crown Castle Inc.	3.700%	6/15/26	1,175	1,135
	Crown Castle Inc.	1.050%	7/15/26	500	455
	Crown Castle Inc.	2.900%	3/15/27	700	655
	Crown Castle Inc.	3.650%	9/1/27	1,190	1,128
	Crown Castle Inc.	5.000%	1/11/28	235	233
	Crown Castle Inc.	3.800%	2/15/28	525	497
	Crown Castle Inc.	4.800%	9/1/28	600	588

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Crown Castle Inc.	3.100%	11/15/29	400	357
Crown Castle Inc.	3.300%	7/1/30	1,300	1,155
Crown Castle Inc.	2.250%	1/15/31	1,250	1,028
Crown Castle Inc.	2.100%	4/1/31	500	404
Crown Castle Inc.	2.500%	7/15/31	600	496
Crown Castle Inc.	5.100%	5/1/33	600	585
Crown Castle Inc.	2.900%	4/1/41	1,300	920
Crown Castle Inc.	4.750%	5/15/47	300	257
Crown Castle Inc.	5.200%	2/15/49	430	398
Crown Castle Inc.	4.150%	7/1/50	700	559
Crown Castle Inc.	3.250%	1/15/51	1,200	821
CubeSmart LP	4.000%	11/15/25	160	156
CubeSmart LP	3.125%	9/1/26	425	403
CubeSmart LP	2.250%	12/15/28	500	439
CubeSmart LP	4.375%	2/15/29	250	240
CubeSmart LP	3.000%	2/15/30	500	442
CubeSmart LP	2.000%	2/15/31	300	242
CubeSmart LP	2.500%	2/15/32	500	409
Digital Realty Trust LP	5.550%	1/15/28	500	503
Digital Realty Trust LP	4.450%	7/15/28	1,350	1,308
Digital Realty Trust LP	3.600%	7/1/29	700	645
DOC DR LLC	4.300%	3/15/27	744	728
DOC DR LLC	3.950%	1/15/28	300	287
DOC DR LLC	2.625%	11/1/31	437	360
EPR Properties	4.500%	6/1/27	564	537
EPR Properties	3.750%	8/15/29	686	606
EPR Properties	3.600%	11/15/31	370	309
Equinix Inc.	1.250%	7/15/25	500	473
Equinix Inc.	1.000%	9/15/25	500	468
Equinix Inc.	1.450%	5/15/26	420	386
Equinix Inc.	2.900%	11/18/26	1,250	1,173
Equinix Inc.	1.800%	7/15/27	1,150	1,032
Equinix Inc.	1.550%	3/15/28	116	101
Equinix Inc.	2.000%	5/15/28	250	220
Equinix Inc.	3.200%	11/18/29	2,000	1,793
Equinix Inc.	2.150%	7/15/30	825	685
Equinix Inc.	3.900%	4/15/32	300	271
Equinix Inc.	3.000%	7/15/50	400	262
Equinix Inc.	2.950%	9/15/51	400	257
Equinix Inc.	3.400%	2/15/52	725	507
ERP Operating LP	3.375%	6/1/25	350	342
ERP Operating LP	2.850%	11/1/26	1,300	1,231
ERP Operating LP	3.500%	3/1/28	500	474
ERP Operating LP	4.150%	12/1/28	300	291
ERP Operating LP	3.000%	7/1/29	250	227
ERP Operating LP	2.500%	2/15/30	300	263
ERP Operating LP	1.850%	8/1/31	600	487
ERP Operating LP	4.500%	7/1/44	600	520
ERP Operating LP	4.500%	6/1/45	350	301
ERP Operating LP	4.000%	8/1/47	105	82
Essex Portfolio LP	3.500%	4/1/25	200	196
Essex Portfolio LP	3.375%	4/15/26	963	928
Essex Portfolio LP	4.000%	3/1/29	280	267
Essex Portfolio LP	3.000%	1/15/30	405	359
Essex Portfolio LP	1.650%	1/15/31	877	691
Essex Portfolio LP	2.650%	3/15/32	455	376
Essex Portfolio LP	4.500%	3/15/48	1,000	842
Extra Space Storage LP	3.500%	7/1/26	475	456

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Extra Space Storage LP	3.875%	12/15/27	100	95
	Extra Space Storage LP	5.700%	4/1/28	300	305
	Extra Space Storage LP	3.900%	4/1/29	500	471
	Extra Space Storage LP	4.000%	6/15/29	125	118
	Extra Space Storage LP	5.500%	7/1/30	500	506
	Extra Space Storage LP	2.200%	10/15/30	510	423
	Extra Space Storage LP	5.900%	1/15/31	300	310
	Extra Space Storage LP	2.550%	6/1/31	500	416
	Extra Space Storage LP	2.400%	10/15/31	950	781
	Extra Space Storage LP	2.350%	3/15/32	700	560
	Extra Space Storage LP	5.400%	2/1/34	485	482
	Federal Realty OP LP	3.250%	7/15/27	225	211
	Federal Realty OP LP	5.375%	5/1/28	400	400
	Federal Realty OP LP	3.200%	6/15/29	75	68
	Federal Realty OP LP	4.500%	12/1/44	825	676
	GLP Capital LP	5.250%	6/1/25	625	621
	GLP Capital LP	5.375%	4/15/26	2,200	2,182
	GLP Capital LP	5.750%	6/1/28	100	100
	GLP Capital LP	5.300%	1/15/29	575	566
	GLP Capital LP	4.000%	1/15/30	570	520
	GLP Capital LP	4.000%	1/15/31	800	714
	Healthcare Realty Holdings LP	3.500%	8/1/26	877	837
	Healthcare Realty Holdings LP	3.750%	7/1/27	400	378
	Healthcare Realty Holdings LP	3.100%	2/15/30	395	344
	Healthcare Realty Holdings LP	2.000%	3/15/31	500	398
	Healthpeak OP LLC	3.250%	7/15/26	150	143
	Healthpeak OP LLC	3.500%	7/15/29	646	598
	Healthpeak OP LLC	3.000%	1/15/30	2,000	1,772
	Healthpeak OP LLC	2.875%	1/15/31	100	86
	Healthpeak OP LLC	5.250%	12/15/32	500	496
	Healthpeak OP LLC	6.750%	2/1/41	175	193
	Highwoods Realty LP	4.125%	3/15/28	850	796
	Highwoods Realty LP	3.050%	2/15/30	500	422
	Highwoods Realty LP	7.650%	2/1/34	450	491
[9]	Host Hotels & Resorts LP	4.000%	6/15/25	728	712
[9]	Host Hotels & Resorts LP	3.375%	12/15/29	400	356
[9]	Host Hotels & Resorts LP	3.500%	9/15/30	713	634
[9]	Host Hotels & Resorts LP	2.900%	12/15/31	394	327
	Invitation Homes Operating Partnership LP	2.300%	11/15/28	675	597
	Invitation Homes Operating Partnership LP	5.450%	8/15/30	118	118
	Invitation Homes Operating Partnership LP	5.500%	8/15/33	228	227
	Invitation Homes Operating Partnership LP	2.700%	1/15/34	675	538
	Kilroy Realty LP	3.450%	12/15/24	850	834
	Kilroy Realty LP	4.750%	12/15/28	350	334
	Kilroy Realty LP	2.500%	11/15/32	500	376
	Kilroy Realty LP	2.650%	11/15/33	1,500	1,112
	Kimco Realty OP LLC	2.800%	10/1/26	1,294	1,220
	Kimco Realty OP LLC	2.700%	10/1/30	250	216
	Kimco Realty OP LLC	2.250%	12/1/31	500	404
	Kimco Realty OP LLC	3.200%	4/1/32	500	430
	Kimco Realty OP LLC	4.600%	2/1/33	575	544
	Kimco Realty OP LLC	6.400%	3/1/34	650	696
	Kimco Realty OP LLC	4.250%	4/1/45	425	339
	Kimco Realty OP LLC	4.450%	9/1/47	250	203

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kite Realty Group LP	4.000%	10/1/26	725	691
Kite Realty Group LP	5.500%	3/1/34	494	491
LXP Industrial Trust	6.750%	11/15/28	240	250
LXP Industrial Trust	2.700%	9/15/30	500	417
Mid-America Apartments LP	3.600%	6/1/27	1,431	1,375
Mid-America Apartments LP	2.750%	3/15/30	295	261
Mid-America Apartments LP	1.700%	2/15/31	900	725
Mid-America Apartments LP	2.875%	9/15/51	500	321
National Health Investors Inc.	3.000%	2/1/31	1,000	820
NNN REIT Inc.	4.000%	11/15/25	450	440
NNN REIT Inc.	3.600%	12/15/26	449	429
NNN REIT Inc.	3.500%	10/15/27	550	521
NNN REIT Inc.	4.300%	10/15/28	300	290
NNN REIT Inc.	2.500%	4/15/30	325	278
NNN REIT Inc.	5.600%	10/15/33	400	405
NNN REIT Inc.	4.800%	10/15/48	250	218
NNN REIT Inc.	3.100%	4/15/50	500	327
NNN REIT Inc.	3.500%	4/15/51	500	361
NNN REIT Inc.	3.000%	4/15/52	500	322
Omega Healthcare Investors Inc.	5.250%	1/15/26	475	472
Omega Healthcare Investors Inc.	4.750%	1/15/28	300	289
Omega Healthcare Investors Inc.	3.625%	10/1/29	1,750	1,561
Omega Healthcare Investors Inc.	3.375%	2/1/31	750	641
Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/31	500	405
Piedmont Operating Partnership LP	9.250%	7/20/28	320	341
Piedmont Operating Partnership LP	3.150%	8/15/30	250	196
Piedmont Operating Partnership LP	2.750%	4/1/32	262	188
Prologis LP	3.250%	6/30/26	1,075	1,036
Prologis LP	3.250%	10/1/26	583	558
Prologis LP	2.125%	4/15/27	1,211	1,116
Prologis LP	3.375%	12/15/27	250	237
Prologis LP	4.875%	6/15/28	500	501
Prologis LP	3.875%	9/15/28	300	289
Prologis LP	4.000%	9/15/28	500	483
Prologis LP	4.375%	2/1/29	50	49
Prologis LP	2.875%	11/15/29	250	226
Prologis LP	2.250%	4/15/30	400	346
Prologis LP	1.750%	7/1/30	750	624
Prologis LP	1.250%	10/15/30	1,214	974
Prologis LP	1.625%	3/15/31	1,000	803
Prologis LP	2.250%	1/15/32	400	330
Prologis LP	4.750%	6/15/33	200	196
Prologis LP	5.125%	1/15/34	380	382
Prologis LP	5.000%	3/15/34	1,236	1,230
Prologis LP	4.375%	9/15/48	300	260
Prologis LP	3.050%	3/1/50	175	120
Prologis LP	3.000%	4/15/50	510	351
Prologis LP	2.125%	10/15/50	500	278
Prologis LP	5.250%	6/15/53	700	688
Prologis LP	5.250%	3/15/54	500	491
Public Storage Operating Co.	1.500%	11/9/26	575	528
Public Storage Operating Co.	3.094%	9/15/27	300	284
Public Storage Operating Co.	1.850%	5/1/28	600	534
Public Storage Operating Co.	1.950%	11/9/28	575	508
Public Storage Operating Co.	5.125%	1/15/29	350	356
Public Storage Operating Co.	3.385%	5/1/29	420	394
Public Storage Operating Co.	2.300%	5/1/31	1,000	845

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Public Storage Operating Co.	2.250%	11/9/31	375	311
Public Storage Operating Co.	5.100%	8/1/33	525	527
Public Storage Operating Co.	5.350%	8/1/53	490	492
Rayonier LP	2.750%	5/17/31	375	310
Realty Income Corp.	3.875%	4/15/25	200	197
Realty Income Corp.	4.625%	11/1/25	738	731
Realty Income Corp.	4.875%	6/1/26	350	348
Realty Income Corp.	4.125%	10/15/26	775	757
Realty Income Corp.	3.000%	1/15/27	525	496
Realty Income Corp.	3.200%	1/15/27	315	298
Realty Income Corp.	3.950%	8/15/27	475	460
Realty Income Corp.	3.400%	1/15/28	1,000	944
Realty Income Corp.	3.650%	1/15/28	1,290	1,229
Realty Income Corp.	2.100%	3/15/28	1,200	1,075
Realty Income Corp.	2.200%	6/15/28	500	447
Realty Income Corp.	4.700%	12/15/28	450	443
Realty Income Corp.	4.750%	2/15/29	750	741
Realty Income Corp.	3.250%	6/15/29	575	530
Realty Income Corp.	4.000%	7/15/29	245	233
Realty Income Corp.	3.100%	12/15/29	500	454
Realty Income Corp.	3.400%	1/15/30	520	474
Realty Income Corp.	3.250%	1/15/31	831	742
Realty Income Corp.	2.850%	12/15/32	500	416
Realty Income Corp.	1.800%	3/15/33	500	379
Realty Income Corp.	4.900%	7/15/33	300	289
Realty Income Corp.	5.125%	2/15/34	1,050	1,031
Realty Income Corp.	4.650%	3/15/47	820	727
Regency Centers LP	3.600%	2/1/27	340	327
Regency Centers LP	4.125%	3/15/28	250	241
Regency Centers LP	2.950%	9/15/29	400	358
Regency Centers LP	5.250%	1/15/34	800	796
Regency Centers LP	4.400%	2/1/47	400	328
Rexford Industrial Realty LP	5.000%	6/15/28	300	298
Rexford Industrial Realty LP	2.150%	9/1/31	650	521
Sabra Health Care LP	5.125%	8/15/26	1,332	1,321
Sabra Health Care LP	3.200%	12/1/31	350	291
Safehold GL Holdings LLC	2.850%	1/15/32	650	528
Safehold GL Holdings LLC	6.100%	4/1/34	215	214
Simon Property Group LP	3.500%	9/1/25	700	684
Simon Property Group LP	3.300%	1/15/26	195	189
Simon Property Group LP	3.250%	11/30/26	300	287
Simon Property Group LP	1.375%	1/15/27	500	455
Simon Property Group LP	3.375%	6/15/27	820	782
Simon Property Group LP	3.375%	12/1/27	1,000	948
Simon Property Group LP	1.750%	2/1/28	500	446
Simon Property Group LP	2.450%	9/13/29	1,595	1,404
Simon Property Group LP	2.650%	7/15/30	500	437
Simon Property Group LP	2.200%	2/1/31	600	499
Simon Property Group LP	2.250%	1/15/32	500	409
Simon Property Group LP	2.650%	2/1/32	700	590
Simon Property Group LP	6.250%	1/15/34	400	428
Simon Property Group LP	6.750%	2/1/40	750	836
Simon Property Group LP	4.750%	3/15/42	350	318
Simon Property Group LP	4.250%	11/30/46	425	350
Simon Property Group LP	3.250%	9/13/49	900	629
Simon Property Group LP	3.800%	7/15/50	1,500	1,147
Simon Property Group LP	6.650%	1/15/54	400	457
SITE Centers Corp.	3.625%	2/1/25	463	456

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	SITE Centers Corp.	4.250%	2/1/26	250	246
	SITE Centers Corp.	4.700%	6/1/27	1,000	985
	Store Capital LLC	4.500%	3/15/28	225	213
	Store Capital LLC	4.625%	3/15/29	300	283
	Sun Communities Operating LP	2.300%	11/1/28	725	633
	Sun Communities Operating LP	5.500%	1/15/29	500	499
	Sun Communities Operating LP	2.700%	7/15/31	500	412
	Sun Communities Operating LP	4.200%	4/15/32	500	449
	Sun Communities Operating LP	5.700%	1/15/33	500	496
	Tanger Properties LP	3.125%	9/1/26	723	678
	Tanger Properties LP	3.875%	7/15/27	250	231
[9]	UDR Inc.	2.950%	9/1/26	600	567
[9]	UDR Inc.	3.500%	7/1/27	150	142
[9]	UDR Inc.	3.500%	1/15/28	50	47
[9]	UDR Inc.	3.200%	1/15/30	240	218
[9]	UDR Inc.	2.100%	8/1/32	1,175	922
[9]	UDR Inc.	1.900%	3/15/33	1,000	757
	UDR Inc.	3.100%	11/1/34	265	216
	Ventas Realty LP	3.850%	4/1/27	275	264
	Ventas Realty LP	3.000%	1/15/30	325	287
	Ventas Realty LP	5.700%	9/30/43	325	311
	Ventas Realty LP	4.875%	4/15/49	650	556
	VICI Properties LP	4.750%	2/15/28	900	878
	VICI Properties LP	4.950%	2/15/30	900	871
	VICI Properties LP	5.125%	5/15/32	900	861
	VICI Properties LP	5.750%	4/1/34	450	446
	VICI Properties LP	5.625%	5/15/52	700	648
	VICI Properties LP	6.125%	4/1/54	350	344
	Welltower OP LLC	4.000%	6/1/25	1,264	1,242
	Welltower OP LLC	4.250%	4/1/26	856	839
	Welltower OP LLC	2.700%	2/15/27	662	621
	Welltower OP LLC	4.250%	4/15/28	750	728
	Welltower OP LLC	4.125%	3/15/29	500	479
	Welltower OP LLC	3.100%	1/15/30	1,250	1,125
	Welltower OP LLC	2.750%	1/15/31	500	430
	Welltower OP LLC	2.800%	6/1/31	700	601
	Welltower OP LLC	2.750%	1/15/32	525	440
	Welltower OP LLC	3.850%	6/15/32	500	452
	Welltower OP LLC	6.500%	3/15/41	200	218
	Welltower OP LLC	4.950%	9/1/48	400	369
	Weyerhaeuser Co.	4.750%	5/15/26	253	251
	Weyerhaeuser Co.	4.000%	11/15/29	750	708
	Weyerhaeuser Co.	4.000%	4/15/30	800	755
	Weyerhaeuser Co.	7.375%	3/15/32	219	249
	Weyerhaeuser Co.	3.375%	3/9/33	438	382
	Weyerhaeuser Co.	4.000%	3/9/52	500	397
	WP Carey Inc.	4.250%	10/1/26	300	293
	WP Carey Inc.	3.850%	7/15/29	200	187
	WP Carey Inc.	2.250%	4/1/33	1,000	776
					198,539
Technology (0.9%)
	Adobe Inc.	2.150%	2/1/27	500	467
	Adobe Inc.	2.300%	2/1/30	1,060	932
	Advanced Micro Devices Inc.	3.924%	6/1/32	300	282
	Amdocs Ltd.	2.538%	6/15/30	600	514
	Analog Devices Inc.	2.950%	4/1/25	300	293
	Analog Devices Inc.	3.500%	12/5/26	500	483
	Analog Devices Inc.	3.450%	6/15/27	250	239

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Analog Devices Inc.	1.700%	10/1/28	800	703
Analog Devices Inc.	2.100%	10/1/31	900	746
Analog Devices Inc.	2.800%	10/1/41	1,050	762
Analog Devices Inc.	2.950%	10/1/51	950	644
Apple Inc.	1.125%	5/11/25	6,450	6,176
Apple Inc.	0.550%	8/20/25	1,000	942
Apple Inc.	0.700%	2/8/26	2,200	2,041
Apple Inc.	3.250%	2/23/26	3,805	3,699
Apple Inc.	2.450%	8/4/26	500	475
Apple Inc.	2.050%	9/11/26	3,000	2,816
Apple Inc.	3.350%	2/9/27	200	193
Apple Inc.	3.200%	5/11/27	2,700	2,585
Apple Inc.	2.900%	9/12/27	2,331	2,206
Apple Inc.	3.000%	11/13/27	1,025	974
Apple Inc.	1.200%	2/8/28	2,200	1,944
Apple Inc.	4.000%	5/10/28	1,525	1,501
Apple Inc.	1.400%	8/5/28	631	555
Apple Inc.	2.200%	9/11/29	1,475	1,311
Apple Inc.	4.150%	5/10/30	408	402
Apple Inc.	1.650%	5/11/30	2,000	1,690
Apple Inc.	1.250%	8/20/30	1,000	817
Apple Inc.	1.650%	2/8/31	2,500	2,078
Apple Inc.	1.700%	8/5/31	900	741
Apple Inc.	3.350%	8/8/32	3,325	3,054
Apple Inc.	4.500%	2/23/36	825	819
Apple Inc.	2.375%	2/8/41	1,300	926
Apple Inc.	3.850%	5/4/43	2,825	2,449
Apple Inc.	4.450%	5/6/44	1,236	1,174
Apple Inc.	3.450%	2/9/45	1,594	1,284
Apple Inc.	4.375%	5/13/45	1,775	1,637
Apple Inc.	4.650%	2/23/46	3,720	3,573
Apple Inc.	3.850%	8/4/46	1,750	1,481
Apple Inc.	3.750%	9/12/47	842	693
Apple Inc.	3.750%	11/13/47	1,000	824
Apple Inc.	2.950%	9/11/49	1,600	1,133
Apple Inc.	2.650%	5/11/50	1,855	1,230
Apple Inc.	2.400%	8/20/50	1,732	1,089
Apple Inc.	2.650%	2/8/51	2,700	1,777
Apple Inc.	2.700%	8/5/51	1,600	1,059
Apple Inc.	3.950%	8/8/52	1,500	1,263
Apple Inc.	4.850%	5/10/53	1,019	1,013
Apple Inc.	2.550%	8/20/60	1,100	688
Apple Inc.	2.800%	2/8/61	2,000	1,276
Apple Inc.	2.850%	8/5/61	1,300	837
Applied Materials Inc.	3.900%	10/1/25	456	449
Applied Materials Inc.	3.300%	4/1/27	1,065	1,024
Applied Materials Inc.	1.750%	6/1/30	350	295
Applied Materials Inc.	5.100%	10/1/35	400	408
Applied Materials Inc.	5.850%	6/15/41	250	271
Applied Materials Inc.	4.350%	4/1/47	1,225	1,103
Applied Materials Inc.	2.750%	6/1/50	550	377
Arrow Electronics Inc.	4.000%	4/1/25	300	295
Arrow Electronics Inc.	3.875%	1/12/28	400	379
Arrow Electronics Inc.	2.950%	2/15/32	400	336
Autodesk Inc.	4.375%	6/15/25	250	247
Autodesk Inc.	3.500%	6/15/27	375	359
Autodesk Inc.	2.850%	1/15/30	360	322
Autodesk Inc.	2.400%	12/15/31	900	753

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Automatic Data Processing Inc.	3.375%	9/15/25	825	807
	Automatic Data Processing Inc.	1.700%	5/15/28	1,000	895
	Automatic Data Processing Inc.	1.250%	9/1/30	1,100	899
	Avnet Inc.	4.625%	4/15/26	450	443
	Avnet Inc.	6.250%	3/15/28	419	429
	Avnet Inc.	3.000%	5/15/31	200	166
	Block Financial LLC	5.250%	10/1/25	350	349
	Block Financial LLC	2.500%	7/15/28	400	355
	Block Financial LLC	3.875%	8/15/30	600	545
	Booz Allen Hamilton Inc.	5.950%	8/4/33	550	569
	Broadcom Corp.	3.875%	1/15/27	3,150	3,051
	Broadcom Corp.	3.500%	1/15/28	800	757
	Broadcom Inc.	3.150%	11/15/25	1,233	1,193
	Broadcom Inc.	3.459%	9/15/26	588	566
[12]	Broadcom Inc.	1.950%	2/15/28	600	535
	Broadcom Inc.	4.110%	9/15/28	1,865	1,801
[12]	Broadcom Inc.	4.000%	4/15/29	500	476
	Broadcom Inc.	4.750%	4/15/29	1,500	1,481
	Broadcom Inc.	5.000%	4/15/30	550	552
	Broadcom Inc.	4.150%	11/15/30	2,000	1,892
[12]	Broadcom Inc.	2.450%	2/15/31	3,000	2,527
[12]	Broadcom Inc.	4.150%	4/15/32	1,000	927
	Broadcom Inc.	4.300%	11/15/32	1,750	1,645
[12]	Broadcom Inc.	2.600%	2/15/33	1,500	1,216
[12]	Broadcom Inc.	3.419%	4/15/33	1,892	1,637
[12]	Broadcom Inc.	3.469%	4/15/34	3,652	3,131
[12]	Broadcom Inc.	3.137%	11/15/35	1,610	1,301
[12]	Broadcom Inc.	3.187%	11/15/36	2,800	2,225
[12]	Broadcom Inc.	4.926%	5/15/37	2,850	2,702
[12]	Broadcom Inc.	3.500%	2/15/41	2,605	2,022
[12]	Broadcom Inc.	3.750%	2/15/51	1,500	1,136
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	320	307
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	375	333
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	900	759
	CDW LLC	4.125%	5/1/25	300	295
	CDW LLC	4.250%	4/1/28	347	332
	CDW LLC	3.250%	2/15/29	487	441
	CDW LLC	3.569%	12/1/31	350	309
	CGI Inc.	1.450%	9/14/26	1,200	1,092
	CGI Inc.	2.300%	9/14/31	400	322
	Cintas Corp. No. 2	3.700%	4/1/27	1,373	1,333
	Cintas Corp. No. 2	4.000%	5/1/32	950	896
	Cisco Systems Inc.	4.900%	2/26/26	3,450	3,453
	Cisco Systems Inc.	2.950%	2/28/26	1,550	1,496
	Cisco Systems Inc.	2.500%	9/20/26	1,350	1,279
	Cisco Systems Inc.	4.800%	2/26/27	1,650	1,653
	Cisco Systems Inc.	4.850%	2/26/29	2,000	2,015
	Cisco Systems Inc.	4.950%	2/26/31	1,493	1,506
	Cisco Systems Inc.	5.050%	2/26/34	3,295	3,337
	Cisco Systems Inc.	5.900%	2/15/39	1,400	1,523
	Cisco Systems Inc.	5.500%	1/15/40	1,275	1,344
	Cisco Systems Inc.	5.300%	2/26/54	1,735	1,781
	Cisco Systems Inc.	5.350%	2/26/64	815	835
	Concentrix Corp.	6.650%	8/2/26	1,000	1,007
	Concentrix Corp.	6.600%	8/2/28	1,000	1,011
	Concentrix Corp.	6.850%	8/2/33	950	943
	Corning Inc.	4.700%	3/15/37	750	697
	Corning Inc.	5.750%	8/15/40	665	670

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Corning Inc.	4.750%	3/15/42	420	378
Corning Inc.	4.375%	11/15/57	775	641
Corning Inc.	5.850%	11/15/68	400	397
Corning Inc.	5.450%	11/15/79	700	663
Dell Inc.	7.100%	4/15/28	70	75
Dell Inc.	6.500%	4/15/38	400	429
Dell International LLC	5.850%	7/15/25	700	703
Dell International LLC	6.020%	6/15/26	2,585	2,619
Dell International LLC	4.900%	10/1/26	1,000	993
Dell International LLC	6.100%	7/15/27	800	824
Dell International LLC	5.250%	2/1/28	885	896
Dell International LLC	5.300%	10/1/29	2,150	2,176
Dell International LLC	6.200%	7/15/30	475	500
Dell International LLC	5.750%	2/1/33	700	724
Dell International LLC	8.100%	7/15/36	972	1,175
Dell International LLC	3.375%	12/15/41	500	372
Dell International LLC	8.350%	7/15/46	571	738
Dell International LLC	3.450%	12/15/51	1,200	842
DXC Technology Co.	1.800%	9/15/26	700	638
DXC Technology Co.	2.375%	9/15/28	2,600	2,259
Equifax Inc.	2.600%	12/15/25	375	358
Equifax Inc.	5.100%	6/1/28	1,500	1,502
Equifax Inc.	3.100%	5/15/30	445	397
Equifax Inc.	2.350%	9/15/31	900	743
Fidelity National Information Services Inc.	1.150%	3/1/26	900	833
Fidelity National Information Services Inc.	1.650%	3/1/28	1,900	1,675
Fidelity National Information Services Inc.	3.750%	5/21/29	250	239
Fidelity National Information Services Inc.	2.250%	3/1/31	700	587
Fidelity National Information Services Inc.	3.100%	3/1/41	700	510
Fiserv Inc.	3.850%	6/1/25	767	752
Fiserv Inc.	3.200%	7/1/26	2,100	2,013
Fiserv Inc.	2.250%	6/1/27	1,550	1,424
Fiserv Inc.	4.200%	10/1/28	800	772
Fiserv Inc.	3.500%	7/1/29	2,505	2,332
Fiserv Inc.	2.650%	6/1/30	1,900	1,655
Fiserv Inc.	5.350%	3/15/31	350	354
Fiserv Inc.	5.600%	3/2/33	250	255
Fiserv Inc.	5.625%	8/21/33	472	482
Fiserv Inc.	5.450%	3/15/34	849	860
Fiserv Inc.	4.400%	7/1/49	1,650	1,400
Flex Ltd.	4.750%	6/15/25	25	25
Flex Ltd.	4.875%	6/15/29	514	504
Fortinet Inc.	1.000%	3/15/26	500	460
Fortinet Inc.	2.200%	3/15/31	500	417
Global Payments Inc.	1.200%	3/1/26	1,000	925
Global Payments Inc.	4.800%	4/1/26	600	594
Global Payments Inc.	2.150%	1/15/27	700	646
Global Payments Inc.	4.950%	8/15/27	250	248
Global Payments Inc.	4.450%	6/1/28	300	290
Global Payments Inc.	3.200%	8/15/29	1,600	1,437
Global Payments Inc.	2.900%	5/15/30	500	434
Global Payments Inc.	2.900%	11/15/31	800	671
Global Payments Inc.	5.400%	8/15/32	650	644
Global Payments Inc.	4.150%	8/15/49	800	620

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Global Payments Inc.	5.950%	8/15/52	530	529
Harman International Industries Inc.	4.150%	5/15/25	351	346
Hewlett Packard Enterprise Co.	4.900%	10/15/25	1,600	1,590
Hewlett Packard Enterprise Co.	1.750%	4/1/26	440	411
Hewlett Packard Enterprise Co.	5.250%	7/1/28	1,000	1,009
Hewlett Packard Enterprise Co.	6.200%	10/15/35	950	1,011
Hewlett Packard Enterprise Co.	6.350%	10/15/45	1,350	1,443
HP Inc.	2.200%	6/17/25	1,925	1,852
HP Inc.	1.450%	6/17/26	900	831
HP Inc.	3.000%	6/17/27	900	846
HP Inc.	4.750%	1/15/28	675	671
HP Inc.	4.000%	4/15/29	800	764
HP Inc.	3.400%	6/17/30	800	729
HP Inc.	2.650%	6/17/31	900	762
HP Inc.	4.200%	4/15/32	800	748
HP Inc.	5.500%	1/15/33	500	506
HP Inc.	6.000%	9/15/41	910	945
Hubbell Inc.	3.350%	3/1/26	300	290
Hubbell Inc.	3.150%	8/15/27	275	259
Hubbell Inc.	3.500%	2/15/28	400	380
IBM International Capital Pte. Ltd.	4.900%	2/5/34	2,000	1,960
IBM International Capital Pte. Ltd.	5.300%	2/5/54	3,000	2,928
Intel Corp.	3.700%	7/29/25	1,655	1,622
Intel Corp.	2.600%	5/19/26	1,740	1,656
Intel Corp.	3.750%	3/25/27	1,750	1,699
Intel Corp.	3.750%	8/5/27	400	387
Intel Corp.	4.875%	2/10/28	1,500	1,504
Intel Corp.	1.600%	8/12/28	900	789
Intel Corp.	2.450%	11/15/29	1,400	1,240
Intel Corp.	5.125%	2/10/30	1,000	1,015
Intel Corp.	3.900%	3/25/30	1,240	1,180
Intel Corp.	5.000%	2/21/31	1,400	1,402
Intel Corp.	2.000%	8/12/31	1,000	822
Intel Corp.	4.150%	8/5/32	875	831
Intel Corp.	4.000%	12/15/32	1,625	1,519
Intel Corp.	5.200%	2/10/33	1,850	1,875
Intel Corp.	5.150%	2/21/34	500	501
Intel Corp.	4.600%	3/25/40	600	564
Intel Corp.	2.800%	8/12/41	700	507
Intel Corp.	4.800%	10/1/41	1,065	1,007
Intel Corp.	4.900%	7/29/45	1,000	964
Intel Corp.	4.100%	5/19/46	1,350	1,139
Intel Corp.	4.100%	5/11/47	800	669
Intel Corp.	3.734%	12/8/47	2,200	1,707
Intel Corp.	3.250%	11/15/49	600	423
Intel Corp.	4.750%	3/25/50	2,185	1,973
Intel Corp.	3.050%	8/12/51	1,000	674
Intel Corp.	4.900%	8/5/52	1,100	1,026
Intel Corp.	5.700%	2/10/53	3,084	3,191
Intel Corp.	5.600%	2/21/54	500	509
Intel Corp.	3.100%	2/15/60	700	452
Intel Corp.	3.200%	8/12/61	700	457
Intel Corp.	5.050%	8/5/62	1,000	940
Intel Corp.	5.900%	2/10/63	985	1,043
International Business Machines Corp.	4.500%	2/6/26	850	844
International Business Machines Corp.	3.450%	2/19/26	900	875

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
International Business Machines Corp.	3.300%	5/15/26	2,365	2,282
International Business Machines Corp.	1.700%	5/15/27	3,300	2,995
International Business Machines Corp.	4.500%	2/6/28	1,000	991
International Business Machines Corp.	3.500%	5/15/29	2,975	2,803
International Business Machines Corp.	1.950%	5/15/30	2,000	1,689
International Business Machines Corp.	4.750%	2/6/33	1,000	983
International Business Machines Corp.	4.150%	5/15/39	1,750	1,546
International Business Machines Corp.	5.600%	11/30/39	414	430
International Business Machines Corp.	2.850%	5/15/40	970	713
International Business Machines Corp.	4.000%	6/20/42	730	616
International Business Machines Corp.	4.250%	5/15/49	2,800	2,374
International Business Machines Corp.	2.950%	5/15/50	545	363
International Business Machines Corp.	3.430%	2/9/52	425	306
International Business Machines Corp.	4.900%	7/27/52	714	667
International Business Machines Corp.	5.100%	2/6/53	1,450	1,401
Intuit Inc.	0.950%	7/15/25	250	237
Intuit Inc.	1.350%	7/15/27	400	358
Intuit Inc.	1.650%	7/15/30	1,100	909
Intuit Inc.	5.200%	9/15/33	1,000	1,018
Intuit Inc.	5.500%	9/15/53	990	1,028
Jabil Inc.	3.950%	1/12/28	400	380
Jabil Inc.	3.600%	1/15/30	500	453
Jabil Inc.	3.000%	1/15/31	450	385
Juniper Networks Inc.	1.200%	12/10/25	500	464
Juniper Networks Inc.	3.750%	8/15/29	500	466
Juniper Networks Inc.	2.000%	12/10/30	500	406
Juniper Networks Inc.	5.950%	3/15/41	150	152
KLA Corp.	4.100%	3/15/29	300	293
KLA Corp.	4.650%	7/15/32	900	886
KLA Corp.	4.700%	2/1/34	750	739
KLA Corp.	5.000%	3/15/49	800	776
KLA Corp.	3.300%	3/1/50	700	512
KLA Corp.	4.950%	7/15/52	1,000	964
KLA Corp.	5.250%	7/15/62	750	742
Kyndryl Holdings Inc.	2.050%	10/15/26	300	275
Kyndryl Holdings Inc.	2.700%	10/15/28	100	89
Kyndryl Holdings Inc.	3.150%	10/15/31	600	505
Kyndryl Holdings Inc.	4.100%	10/15/41	600	460
Lam Research Corp.	3.750%	3/15/26	1,700	1,661
Lam Research Corp.	4.000%	3/15/29	1,050	1,018
Lam Research Corp.	1.900%	6/15/30	785	664
Lam Research Corp.	4.875%	3/15/49	500	474
Lam Research Corp.	2.875%	6/15/50	500	341
Lam Research Corp.	3.125%	6/15/60	400	266
Leidos Inc.	3.625%	5/15/25	355	347

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Leidos Inc.	4.375%	5/15/30	1,200	1,136
	Leidos Inc.	2.300%	2/15/31	800	661
	Marvell Technology Inc.	2.450%	4/15/28	400	361
[9]	Marvell Technology Inc.	4.875%	6/22/28	300	296
	Marvell Technology Inc.	5.750%	2/15/29	300	307
	Marvell Technology Inc.	2.950%	4/15/31	300	259
	Marvell Technology Inc.	5.950%	9/15/33	650	674
	Microchip Technology Inc.	4.250%	9/1/25	1,000	984
	Micron Technology Inc.	4.975%	2/6/26	275	274
	Micron Technology Inc.	4.185%	2/15/27	750	731
	Micron Technology Inc.	5.375%	4/15/28	800	808
	Micron Technology Inc.	5.327%	2/6/29	575	580
	Micron Technology Inc.	6.750%	11/1/29	415	445
	Micron Technology Inc.	4.663%	2/15/30	300	293
	Micron Technology Inc.	5.300%	1/15/31	700	704
	Micron Technology Inc.	2.703%	4/15/32	700	585
	Micron Technology Inc.	5.875%	2/9/33	709	733
	Micron Technology Inc.	5.875%	9/15/33	700	725
	Micron Technology Inc.	3.366%	11/1/41	500	371
	Micron Technology Inc.	3.477%	11/1/51	500	355
	Microsoft Corp.	3.125%	11/3/25	2,270	2,212
	Microsoft Corp.	2.400%	8/8/26	3,700	3,511
[12]	Microsoft Corp.	3.400%	9/15/26	1,047	1,014
	Microsoft Corp.	3.300%	2/6/27	3,800	3,683
[12]	Microsoft Corp.	1.350%	9/15/30	1,000	825
	Microsoft Corp.	3.500%	2/12/35	1,325	1,220
	Microsoft Corp.	3.450%	8/8/36	1,750	1,567
	Microsoft Corp.	4.100%	2/6/37	1,075	1,030
	Microsoft Corp.	5.300%	2/8/41	800	872
	Microsoft Corp.	4.450%	11/3/45	800	770
	Microsoft Corp.	3.700%	8/8/46	3,824	3,254
[12]	Microsoft Corp.	4.500%	6/15/47	325	308
	Microsoft Corp.	2.525%	6/1/50	5,065	3,334
[12]	Microsoft Corp.	2.500%	9/15/50	1,400	904
	Microsoft Corp.	2.921%	3/17/52	5,076	3,588
	Microsoft Corp.	4.500%	2/6/57	200	191
	Microsoft Corp.	2.675%	6/1/60	3,407	2,193
	Microsoft Corp.	3.041%	3/17/62	3,471	2,420
	Moody's Corp.	3.250%	1/15/28	300	285
	Moody's Corp.	2.000%	8/19/31	2,100	1,710
	Moody's Corp.	2.750%	8/19/41	600	427
	Moody's Corp.	5.250%	7/15/44	600	590
	Moody's Corp.	4.875%	12/17/48	300	280
	Moody's Corp.	3.250%	5/20/50	250	179
	Moody's Corp.	3.750%	2/25/52	500	391
	Moody's Corp.	3.100%	11/29/61	250	163
	Motorola Solutions Inc.	4.600%	2/23/28	700	690
	Motorola Solutions Inc.	4.600%	5/23/29	500	490
	Motorola Solutions Inc.	2.300%	11/15/30	1,000	840
	Motorola Solutions Inc.	2.750%	5/24/31	500	424
	Motorola Solutions Inc.	5.500%	9/1/44	300	295
	NetApp Inc.	1.875%	6/22/25	500	478
	NetApp Inc.	2.375%	6/22/27	400	368
	NetApp Inc.	2.700%	6/22/30	600	520
	Nokia OYJ	6.625%	5/15/39	425	414
	Nordson Corp.	5.600%	9/15/28	300	306
	Nordson Corp.	5.800%	9/15/33	500	522
	NVIDIA Corp.	3.200%	9/16/26	1,764	1,703

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
NVIDIA Corp.	1.550%	6/15/28	1,000	891
NVIDIA Corp.	2.850%	4/1/30	1,150	1,044
NVIDIA Corp.	2.000%	6/15/31	1,350	1,141
NVIDIA Corp.	3.500%	4/1/40	800	678
NVIDIA Corp.	3.500%	4/1/50	1,965	1,564
NVIDIA Corp.	3.700%	4/1/60	350	279
NXP BV	5.350%	3/1/26	787	787
NXP BV	3.875%	6/18/26	300	291
NXP BV	3.150%	5/1/27	930	879
NXP BV	5.550%	12/1/28	375	381
NXP BV	4.300%	6/18/29	750	722
NXP BV	3.400%	5/1/30	1,100	998
NXP BV	2.500%	5/11/31	900	753
NXP BV	2.650%	2/15/32	1,917	1,591
NXP BV	3.250%	5/11/41	900	667
NXP BV	3.125%	2/15/42	400	287
NXP BV	3.250%	11/30/51	400	272
Oracle Corp.	2.500%	4/1/25	4,156	4,031
Oracle Corp.	2.950%	5/15/25	3,125	3,043
Oracle Corp.	1.650%	3/25/26	2,325	2,170
Oracle Corp.	2.650%	7/15/26	2,500	2,366
Oracle Corp.	2.800%	4/1/27	1,950	1,829
Oracle Corp.	2.300%	3/25/28	1,700	1,535
Oracle Corp.	4.500%	5/6/28	209	206
Oracle Corp.	6.150%	11/9/29	1,075	1,133
Oracle Corp.	2.950%	4/1/30	2,950	2,625
Oracle Corp.	4.650%	5/6/30	600	588
Oracle Corp.	2.875%	3/25/31	3,000	2,609
Oracle Corp.	6.250%	11/9/32	1,075	1,150
Oracle Corp.	4.300%	7/8/34	1,600	1,476
Oracle Corp.	3.900%	5/15/35	1,375	1,207
Oracle Corp.	3.850%	7/15/36	1,180	1,009
Oracle Corp.	3.800%	11/15/37	1,484	1,244
Oracle Corp.	6.125%	7/8/39	600	628
Oracle Corp.	3.600%	4/1/40	4,575	3,607
Oracle Corp.	5.375%	7/15/40	3,060	2,970
Oracle Corp.	3.650%	3/25/41	2,050	1,609
Oracle Corp.	4.500%	7/8/44	985	842
Oracle Corp.	4.125%	5/15/45	825	666
Oracle Corp.	4.000%	7/15/46	3,340	2,630
Oracle Corp.	4.000%	11/15/47	2,475	1,932
Oracle Corp.	3.600%	4/1/50	4,200	3,031
Oracle Corp.	3.950%	3/25/51	3,025	2,303
Oracle Corp.	6.900%	11/9/52	1,575	1,812
Oracle Corp.	5.550%	2/6/53	1,900	1,855
Oracle Corp.	4.375%	5/15/55	1,150	925
Oracle Corp.	3.850%	4/1/60	2,250	1,601
Oracle Corp.	4.100%	3/25/61	1,300	973
PayPal Holdings Inc.	1.650%	6/1/25	450	432
PayPal Holdings Inc.	2.650%	10/1/26	900	850
PayPal Holdings Inc.	3.900%	6/1/27	2,000	1,946
PayPal Holdings Inc.	2.850%	10/1/29	1,000	905
PayPal Holdings Inc.	2.300%	6/1/30	900	776
PayPal Holdings Inc.	4.400%	6/1/32	1,400	1,356
PayPal Holdings Inc.	3.250%	6/1/50	1,000	707
PayPal Holdings Inc.	5.250%	6/1/62	500	478
Qorvo Inc.	4.375%	10/15/29	800	750
QUALCOMM Inc.	3.450%	5/20/25	1,165	1,143

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
QUALCOMM Inc.	3.250%	5/20/27	1,150	1,102
QUALCOMM Inc.	1.300%	5/20/28	964	846
QUALCOMM Inc.	2.150%	5/20/30	1,400	1,216
QUALCOMM Inc.	1.650%	5/20/32	1,931	1,529
QUALCOMM Inc.	4.250%	5/20/32	300	289
QUALCOMM Inc.	5.400%	5/20/33	650	682
QUALCOMM Inc.	4.650%	5/20/35	800	793
QUALCOMM Inc.	4.800%	5/20/45	1,000	958
QUALCOMM Inc.	4.300%	5/20/47	1,475	1,302
QUALCOMM Inc.	3.250%	5/20/50	500	370
QUALCOMM Inc.	4.500%	5/20/52	400	359
QUALCOMM Inc.	6.000%	5/20/53	650	727
Quanta Services Inc.	2.900%	10/1/30	800	699
RELX Capital Inc.	4.000%	3/18/29	800	768
RELX Capital Inc.	3.000%	5/22/30	500	449
RELX Capital Inc.	4.750%	5/20/32	500	495
Roper Technologies Inc.	1.000%	9/15/25	500	470
Roper Technologies Inc.	3.850%	12/15/25	250	245
Roper Technologies Inc.	3.800%	12/15/26	600	582
Roper Technologies Inc.	1.400%	9/15/27	500	443
Roper Technologies Inc.	4.200%	9/15/28	650	631
Roper Technologies Inc.	2.950%	9/15/29	475	428
Roper Technologies Inc.	2.000%	6/30/30	525	439
Roper Technologies Inc.	1.750%	2/15/31	1,000	806
S&P Global Inc.	2.950%	1/22/27	400	380
S&P Global Inc.	2.450%	3/1/27	1,000	936
S&P Global Inc.	4.750%	8/1/28	800	799
S&P Global Inc.	2.700%	3/1/29	1,000	909
S&P Global Inc.	4.250%	5/1/29	900	877
S&P Global Inc.	2.500%	12/1/29	375	332
S&P Global Inc.	1.250%	8/15/30	500	404
S&P Global Inc.	2.900%	3/1/32	1,200	1,045
S&P Global Inc.	3.250%	12/1/49	550	399
S&P Global Inc.	3.700%	3/1/52	900	713
S&P Global Inc.	2.300%	8/15/60	1,000	548
S&P Global Inc.	3.900%	3/1/62	250	195
Salesforce Inc.	3.700%	4/11/28	1,275	1,237
Salesforce Inc.	1.500%	7/15/28	965	849
Salesforce Inc.	1.950%	7/15/31	600	498
Salesforce Inc.	2.700%	7/15/41	1,200	868
Salesforce Inc.	2.900%	7/15/51	2,300	1,551
Salesforce Inc.	3.050%	7/15/61	1,200	782
ServiceNow Inc.	1.400%	9/1/30	1,200	971
Skyworks Solutions Inc.	1.800%	6/1/26	500	464
Skyworks Solutions Inc.	3.000%	6/1/31	500	420
TD SYNNEX Corp.	1.750%	8/9/26	500	457
TD SYNNEX Corp.	2.375%	8/9/28	2,500	2,209
Teledyne FLIR LLC	2.500%	8/1/30	500	425
Texas Instruments Inc.	1.125%	9/15/26	500	457
Texas Instruments Inc.	2.900%	11/3/27	400	377
Texas Instruments Inc.	4.600%	2/15/28	500	500
Texas Instruments Inc.	2.250%	9/4/29	1,100	974
Texas Instruments Inc.	1.750%	5/4/30	560	473
Texas Instruments Inc.	1.900%	9/15/31	450	375
Texas Instruments Inc.	4.900%	3/14/33	800	808
Texas Instruments Inc.	3.875%	3/15/39	600	537
Texas Instruments Inc.	4.150%	5/15/48	1,225	1,057
Texas Instruments Inc.	2.700%	9/15/51	400	260

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Instruments Inc.	5.000%	3/14/53	800	785
	Texas Instruments Inc.	5.150%	2/8/54	831	833
	Texas Instruments Inc.	5.050%	5/18/63	1,179	1,147
	TSMC Arizona Corp.	1.750%	10/25/26	1,150	1,059
	TSMC Arizona Corp.	3.875%	4/22/27	575	558
	TSMC Arizona Corp.	4.125%	4/22/29	500	487
	TSMC Arizona Corp.	2.500%	10/25/31	1,000	855
	TSMC Arizona Corp.	4.250%	4/22/32	450	438
	TSMC Arizona Corp.	3.125%	10/25/41	875	700
	TSMC Arizona Corp.	3.250%	10/25/51	1,050	804
	TSMC Arizona Corp.	4.500%	4/22/52	900	867
	Verisk Analytics Inc.	4.000%	6/15/25	125	123
	Verisk Analytics Inc.	4.125%	3/15/29	900	866
	Verisk Analytics Inc.	5.500%	6/15/45	600	585
	Verisk Analytics Inc.	3.625%	5/15/50	600	443
	VMware LLC	4.500%	5/15/25	2,086	2,066
	VMware LLC	1.400%	8/15/26	1,150	1,050
	VMware LLC	4.650%	5/15/27	450	443
	VMware LLC	3.900%	8/21/27	1,050	1,006
	VMware LLC	1.800%	8/15/28	700	610
	VMware LLC	4.700%	5/15/30	860	837
	VMware LLC	2.200%	8/15/31	1,400	1,139
	Western Digital Corp.	2.850%	2/1/29	500	436
	Workday Inc.	3.500%	4/1/27	1,100	1,053
	Workday Inc.	3.700%	4/1/29	800	754
	Workday Inc.	3.800%	4/1/32	1,200	1,092
	Xilinx Inc.	2.375%	6/1/30	550	478
					480,304
Utilities (0.9%)
	AEP Texas Inc.	3.950%	6/1/28	400	382
	AEP Texas Inc.	5.400%	6/1/33	1,250	1,248
	AEP Texas Inc.	3.800%	10/1/47	250	187
[9]	AEP Texas Inc.	3.450%	1/15/50	367	257
	AEP Texas Inc.	5.250%	5/15/52	200	187
	AEP Transmission Co. LLC	3.100%	12/1/26	200	190
	AEP Transmission Co. LLC	5.150%	4/1/34	250	249
	AEP Transmission Co. LLC	4.000%	12/1/46	325	267
	AEP Transmission Co. LLC	3.750%	12/1/47	450	348
	AEP Transmission Co. LLC	4.250%	9/15/48	325	271
	AEP Transmission Co. LLC	3.800%	6/15/49	270	210
	AEP Transmission Co. LLC	3.150%	9/15/49	70	48
[9]	AEP Transmission Co. LLC	3.650%	4/1/50	300	227
[9]	AEP Transmission Co. LLC	2.750%	8/15/51	500	314
[9]	AEP Transmission Co. LLC	4.500%	6/15/52	500	436
	AEP Transmission Co. LLC	5.400%	3/15/53	500	497
	AES Corp.	1.375%	1/15/26	2,900	2,685
	AES Corp.	5.450%	6/1/28	575	574
	AES Corp.	2.450%	1/15/31	800	656
	Alabama Power Co.	3.750%	9/1/27	200	193
[9]	Alabama Power Co.	1.450%	9/15/30	500	404
	Alabama Power Co.	3.050%	3/15/32	600	525
	Alabama Power Co.	3.940%	9/1/32	500	464
	Alabama Power Co.	6.000%	3/1/39	100	105
	Alabama Power Co.	3.850%	12/1/42	125	102
	Alabama Power Co.	4.150%	8/15/44	300	252
	Alabama Power Co.	3.750%	3/1/45	570	452
	Alabama Power Co.	4.300%	1/2/46	300	258
[9]	Alabama Power Co.	3.700%	12/1/47	325	252

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alabama Power Co.	3.450%	10/1/49	3,750	2,781
	Alabama Power Co.	3.125%	7/15/51	1,800	1,245
	Alabama Power Co.	3.000%	3/15/52	575	390
	Algonquin Power & Utilities Corp.	5.365%	6/15/26	500	497
	Ameren Corp.	3.650%	2/15/26	440	426
	Ameren Corp.	5.700%	12/1/26	230	233
	Ameren Corp.	1.950%	3/15/27	500	460
	Ameren Corp.	1.750%	3/15/28	500	441
	Ameren Corp.	5.000%	1/15/29	575	572
	Ameren Corp.	3.500%	1/15/31	680	615
	Ameren Illinois Co.	3.800%	5/15/28	350	339
	Ameren Illinois Co.	1.550%	11/15/30	500	405
	Ameren Illinois Co.	3.850%	9/1/32	190	174
	Ameren Illinois Co.	4.150%	3/15/46	475	399
	Ameren Illinois Co.	3.700%	12/1/47	350	274
	Ameren Illinois Co.	3.250%	3/15/50	240	170
	Ameren Illinois Co.	2.900%	6/15/51	500	327
	Ameren Illinois Co.	5.900%	12/1/52	500	535
	American Electric Power Co. Inc.	5.750%	11/1/27	500	511
[9]	American Electric Power Co. Inc.	4.300%	12/1/28	500	484
	American Electric Power Co. Inc.	5.200%	1/15/29	600	601
	American Electric Power Co. Inc.	5.950%	11/1/32	500	521
	American Electric Power Co. Inc.	5.625%	3/1/33	650	661
	American Electric Power Co. Inc.	3.250%	3/1/50	500	346
	American Electric Power Co. Inc.	3.875%	2/15/62	750	678
	American Water Capital Corp.	2.950%	9/1/27	1,225	1,146
	American Water Capital Corp.	3.450%	6/1/29	1,250	1,166
	American Water Capital Corp.	2.800%	5/1/30	200	176
	American Water Capital Corp.	2.300%	6/1/31	300	250
	American Water Capital Corp.	4.450%	6/1/32	700	676
	American Water Capital Corp.	5.150%	3/1/34	550	552
	American Water Capital Corp.	6.593%	10/15/37	700	791
	American Water Capital Corp.	4.300%	12/1/42	125	111
	American Water Capital Corp.	4.300%	9/1/45	500	435
	American Water Capital Corp.	4.000%	12/1/46	245	202
	American Water Capital Corp.	3.750%	9/1/47	475	376
	American Water Capital Corp.	4.200%	9/1/48	450	383
	American Water Capital Corp.	4.150%	6/1/49	400	336
	American Water Capital Corp.	3.450%	5/1/50	500	368
	American Water Capital Corp.	3.250%	6/1/51	500	358
	American Water Capital Corp.	5.450%	3/1/54	600	605
	Appalachian Power Co.	3.400%	6/1/25	400	390
[9]	Appalachian Power Co.	2.700%	4/1/31	417	351
[9]	Appalachian Power Co.	4.500%	8/1/32	692	649
	Appalachian Power Co.	5.650%	4/1/34	400	404
	Appalachian Power Co.	7.000%	4/1/38	260	292
	Appalachian Power Co.	4.400%	5/15/44	575	472
[9]	Appalachian Power Co.	4.500%	3/1/49	148	119
[9]	Appalachian Power Co.	3.700%	5/1/50	300	213
	Arizona Public Service Co.	3.150%	5/15/25	500	486
	Arizona Public Service Co.	2.950%	9/15/27	300	281
	Arizona Public Service Co.	2.600%	8/15/29	500	443
	Arizona Public Service Co.	6.350%	12/15/32	300	320
	Arizona Public Service Co.	5.050%	9/1/41	525	487
	Arizona Public Service Co.	4.500%	4/1/42	325	279
	Arizona Public Service Co.	4.350%	11/15/45	350	291
	Arizona Public Service Co.	3.750%	5/15/46	895	672
	Arizona Public Service Co.	3.350%	5/15/50	300	206

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Atlantic City Electric Co.	2.300%	3/15/31	500	419
	Atmos Energy Corp.	3.000%	6/15/27	375	354
	Atmos Energy Corp.	2.625%	9/15/29	150	134
	Atmos Energy Corp.	1.500%	1/15/31	1,000	802
	Atmos Energy Corp.	5.450%	10/15/32	250	258
	Atmos Energy Corp.	5.900%	11/15/33	400	424
	Atmos Energy Corp.	5.500%	6/15/41	600	616
	Atmos Energy Corp.	4.150%	1/15/43	75	65
	Atmos Energy Corp.	4.125%	10/15/44	950	821
	Atmos Energy Corp.	4.125%	3/15/49	900	750
	Atmos Energy Corp.	3.375%	9/15/49	720	524
	Atmos Energy Corp.	2.850%	2/15/52	650	419
	Atmos Energy Corp.	5.750%	10/15/52	500	529
	Avangrid Inc.	3.800%	6/1/29	600	563
	Avista Corp.	4.350%	6/1/48	300	248
	Avista Corp.	4.000%	4/1/52	346	266
	Baltimore Gas & Electric Co.	2.400%	8/15/26	225	212
	Baltimore Gas & Electric Co.	2.250%	6/15/31	1,050	884
	Baltimore Gas & Electric Co.	6.350%	10/1/36	725	786
[9]	Baltimore Gas & Electric Co.	3.750%	8/15/47	250	194
	Baltimore Gas & Electric Co.	2.900%	6/15/50	300	196
	Baltimore Gas & Electric Co.	5.400%	6/1/53	575	573
	Berkshire Hathaway Energy Co.	4.050%	4/15/25	1,250	1,234
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	250	236
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	1,250	1,171
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	500	400
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	1,000	1,063
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	450	470
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	639	624
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	705	633
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	250	191
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	850	718
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	1,750	1,421
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	500	322
	Berkshire Hathaway Energy Co.	4.600%	5/1/53	900	779
	Black Hills Corp.	3.950%	1/15/26	250	243
	Black Hills Corp.	3.150%	1/15/27	325	307
	Black Hills Corp.	5.950%	3/15/28	500	516
	Black Hills Corp.	3.050%	10/15/29	170	153
	Black Hills Corp.	4.350%	5/1/33	350	320
	Black Hills Corp.	6.150%	5/15/34	1,000	1,031
	Black Hills Corp.	4.200%	9/15/46	250	197
	Black Hills Corp.	3.875%	10/15/49	240	174
[9]	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	150	141
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/28	950	967
[9]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	500	424
[9]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/32	500	435
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/33	500	496
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/34	300	302
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	700	552
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	325	265

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	600	510
[9]	CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	200	134
[9]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	700	507
[9]	CenterPoint Energy Houston Electric LLC	3.600%	3/1/52	250	189
[9]	CenterPoint Energy Houston Electric LLC	4.850%	10/1/52	262	244
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/53	500	498
	CenterPoint Energy Inc.	1.450%	6/1/26	1,000	924
	CenterPoint Energy Inc.	4.250%	11/1/28	111	106
	CenterPoint Energy Inc.	2.950%	3/1/30	327	292
	CenterPoint Energy Inc.	2.650%	6/1/31	500	423
	CenterPoint Energy Inc.	3.700%	9/1/49	300	222
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	500	505
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	450	433
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	300	246
	CenterPoint Energy Resources Corp.	5.400%	3/1/33	500	508
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	375	390
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	250	202
	Cleco Corporate Holdings LLC	3.743%	5/1/26	425	409
	Cleco Corporate Holdings LLC	4.973%	5/1/46	275	229
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	325	327
	CMS Energy Corp.	3.450%	8/15/27	300	285
	CMS Energy Corp.	4.875%	3/1/44	275	256
[9]	CMS Energy Corp.	4.750%	6/1/50	400	368
	CMS Energy Corp.	3.750%	12/1/50	500	410
[9]	Commonwealth Edison Co.	2.950%	8/15/27	275	258
[9]	Commonwealth Edison Co.	3.150%	3/15/32	300	265
	Commonwealth Edison Co.	4.900%	2/1/33	300	298
	Commonwealth Edison Co.	5.900%	3/15/36	500	530
	Commonwealth Edison Co.	6.450%	1/15/38	384	421
	Commonwealth Edison Co.	4.700%	1/15/44	825	750
	Commonwealth Edison Co.	3.700%	3/1/45	625	493
	Commonwealth Edison Co.	4.350%	11/15/45	900	770
	Commonwealth Edison Co.	3.650%	6/15/46	1,000	770
[9]	Commonwealth Edison Co.	3.750%	8/15/47	500	388
	Commonwealth Edison Co.	4.000%	3/1/48	775	628
	Commonwealth Edison Co.	4.000%	3/1/49	700	557
[9]	Commonwealth Edison Co.	3.200%	11/15/49	250	174
	Commonwealth Edison Co.	3.000%	3/1/50	500	334
[9]	Commonwealth Edison Co.	2.750%	9/1/51	300	186
[9]	Commonwealth Edison Co.	3.850%	3/15/52	384	298
	Commonwealth Edison Co.	5.300%	2/1/53	500	493
[9]	Connecticut Light & Power Co.	0.750%	12/1/25	500	466
[9]	Connecticut Light & Power Co.	3.200%	3/15/27	250	239
[9]	Connecticut Light & Power Co.	2.050%	7/1/31	300	246
	Connecticut Light & Power Co.	4.300%	4/15/44	375	324
[9]	Connecticut Light & Power Co.	4.150%	6/1/45	75	64
	Connecticut Light & Power Co.	4.000%	4/1/48	625	511
	Connecticut Light & Power Co.	5.250%	1/15/53	500	497
	Consolidated Edison Co. of New York Inc.	2.400%	6/15/31	2,000	1,702
	Consolidated Edison Co. of New York Inc.	5.200%	3/1/33	362	368

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/34	600	620
[9]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	300	302
[9]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	860	899
[9]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	300	321
[9]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	400	453
[9]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	600	606
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	950	967
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	550	456
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	610	537
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	475	417
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	1,140	908
[9]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	750	593
[9]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	600	533
[9]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	1,800	1,464
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	600	660
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/53	600	640
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	500	437
[9]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	75	62
[9]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	1,175	925
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	500	424
	Constellation Energy Generation LLC	3.250%	6/1/25	2,850	2,785
	Constellation Energy Generation LLC	5.600%	3/1/28	219	223
	Constellation Energy Generation LLC	5.800%	3/1/33	163	168
	Constellation Energy Generation LLC	6.125%	1/15/34	500	529
	Constellation Energy Generation LLC	6.250%	10/1/39	767	808
	Constellation Energy Generation LLC	5.750%	10/1/41	325	325
	Constellation Energy Generation LLC	5.600%	6/15/42	688	679
	Constellation Energy Generation LLC	6.500%	10/1/53	575	634
	Constellation Energy Generation LLC	5.750%	3/15/54	750	749
	Consumers Energy Co.	4.650%	3/1/28	500	497
	Consumers Energy Co.	3.800%	11/15/28	250	240
	Consumers Energy Co.	4.900%	2/15/29	500	502
	Consumers Energy Co.	4.600%	5/30/29	500	494
	Consumers Energy Co.	3.600%	8/15/32	88	80
	Consumers Energy Co.	4.625%	5/15/33	500	486
	Consumers Energy Co.	3.950%	5/15/43	600	508
	Consumers Energy Co.	3.250%	8/15/46	550	411
	Consumers Energy Co.	3.950%	7/15/47	500	413
	Consumers Energy Co.	4.050%	5/15/48	500	418
	Consumers Energy Co.	4.350%	4/15/49	530	463

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Consumers Energy Co.	3.100%	8/15/50	567	400
	Consumers Energy Co.	3.500%	8/1/51	850	651
	Consumers Energy Co.	2.650%	8/15/52	287	181
	Consumers Energy Co.	4.200%	9/1/52	392	330
	Consumers Energy Co.	2.500%	5/1/60	262	150
	Delmarva Power & Light Co.	4.150%	5/15/45	600	486
	Dominion Energy Inc.	3.900%	10/1/25	425	416
[9]	Dominion Energy Inc.	1.450%	4/15/26	50	46
[9]	Dominion Energy Inc.	2.850%	8/15/26	1,872	1,769
	Dominion Energy Inc.	4.250%	6/1/28	200	194
[9]	Dominion Energy Inc.	3.375%	4/1/30	2,300	2,092
[9]	Dominion Energy Inc.	2.250%	8/15/31	920	753
[9]	Dominion Energy Inc.	4.350%	8/15/32	324	306
	Dominion Energy Inc.	5.375%	11/15/32	725	730
[9]	Dominion Energy Inc.	6.300%	3/15/33	500	527
[9]	Dominion Energy Inc.	5.250%	8/1/33	1,000	988
[9]	Dominion Energy Inc.	5.950%	6/15/35	600	619
	Dominion Energy Inc.	7.000%	6/15/38	300	330
[9]	Dominion Energy Inc.	3.300%	4/15/41	500	374
[9]	Dominion Energy Inc.	4.900%	8/1/41	890	808
[9]	Dominion Energy Inc.	4.050%	9/15/42	400	322
[9]	Dominion Energy Inc.	4.600%	3/15/49	500	426
[9]	Dominion Energy Inc.	4.850%	8/15/52	250	223
[9]	Dominion Energy South Carolina Inc.	2.300%	12/1/31	250	207
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	1,625	1,798
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	450	477
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	250	249
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	341	306
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	425	394
	DTE Electric Co.	4.850%	12/1/26	1,300	1,300
[9]	DTE Electric Co.	1.900%	4/1/28	500	448
	DTE Electric Co.	2.250%	3/1/30	1,250	1,082
[9]	DTE Electric Co.	2.625%	3/1/31	400	346
	DTE Electric Co.	5.200%	4/1/33	500	507
	DTE Electric Co.	5.200%	3/1/34	450	452
[9]	DTE Electric Co.	4.000%	4/1/43	300	251
	DTE Electric Co.	3.700%	3/15/45	200	159
	DTE Electric Co.	3.700%	6/1/46	550	427
	DTE Electric Co.	3.750%	8/15/47	450	353
[9]	DTE Electric Co.	4.050%	5/15/48	500	410
	DTE Electric Co.	3.950%	3/1/49	500	405
[9]	DTE Electric Co.	3.250%	4/1/51	500	350
	DTE Electric Co.	5.400%	4/1/53	500	505
[9]	DTE Energy Co.	1.050%	6/1/25	1,600	1,519
	DTE Energy Co.	2.850%	10/1/26	3,094	2,926
	DTE Energy Co.	4.875%	6/1/28	825	816
	DTE Energy Co.	5.100%	3/1/29	1,000	996
[9]	DTE Energy Co.	3.400%	6/15/29	140	128
	DTE Energy Co.	2.950%	3/1/30	235	207
	Duke Energy Carolinas LLC	2.950%	12/1/26	1,500	1,429
	Duke Energy Carolinas LLC	3.950%	11/15/28	2,000	1,934
[9]	Duke Energy Carolinas LLC	6.000%	12/1/28	300	316
	Duke Energy Carolinas LLC	2.450%	8/15/29	75	66
	Duke Energy Carolinas LLC	2.450%	2/1/30	400	351
	Duke Energy Carolinas LLC	2.550%	4/15/31	500	431
	Duke Energy Carolinas LLC	2.850%	3/15/32	500	429
	Duke Energy Carolinas LLC	4.950%	1/15/33	1,275	1,268
	Duke Energy Carolinas LLC	4.850%	1/15/34	575	566

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Carolinas LLC	6.100%	6/1/37	425	447
	Duke Energy Carolinas LLC	6.000%	1/15/38	325	345
	Duke Energy Carolinas LLC	6.050%	4/15/38	525	556
	Duke Energy Carolinas LLC	5.300%	2/15/40	710	701
	Duke Energy Carolinas LLC	4.250%	12/15/41	1,000	859
	Duke Energy Carolinas LLC	4.000%	9/30/42	675	562
	Duke Energy Carolinas LLC	3.875%	3/15/46	500	396
	Duke Energy Carolinas LLC	3.700%	12/1/47	425	323
	Duke Energy Carolinas LLC	3.950%	3/15/48	400	319
	Duke Energy Carolinas LLC	3.200%	8/15/49	750	523
	Duke Energy Carolinas LLC	3.450%	4/15/51	500	361
	Duke Energy Carolinas LLC	3.550%	3/15/52	600	437
	Duke Energy Carolinas LLC	5.350%	1/15/53	760	750
	Duke Energy Carolinas LLC	5.400%	1/15/54	750	746
	Duke Energy Corp.	0.900%	9/15/25	500	469
	Duke Energy Corp.	5.000%	12/8/25	500	499
	Duke Energy Corp.	2.650%	9/1/26	595	562
	Duke Energy Corp.	5.000%	12/8/27	500	499
	Duke Energy Corp.	4.300%	3/15/28	500	488
	Duke Energy Corp.	2.450%	6/1/30	950	819
	Duke Energy Corp.	2.550%	6/15/31	625	527
	Duke Energy Corp.	4.500%	8/15/32	1,000	949
	Duke Energy Corp.	5.750%	9/15/33	500	514
	Duke Energy Corp.	3.300%	6/15/41	200	149
	Duke Energy Corp.	4.800%	12/15/45	700	622
	Duke Energy Corp.	3.750%	9/1/46	1,406	1,062
	Duke Energy Corp.	4.200%	6/15/49	1,200	956
	Duke Energy Corp.	3.500%	6/15/51	600	421
	Duke Energy Corp.	5.000%	8/15/52	967	877
	Duke Energy Corp.	6.100%	9/15/53	700	740
	Duke Energy Corp.	3.250%	1/15/82	500	446
	Duke Energy Florida LLC	3.200%	1/15/27	1,250	1,194
	Duke Energy Florida LLC	3.800%	7/15/28	425	409
	Duke Energy Florida LLC	2.500%	12/1/29	1,150	1,019
	Duke Energy Florida LLC	1.750%	6/15/30	1,700	1,413
	Duke Energy Florida LLC	2.400%	12/15/31	600	503
	Duke Energy Florida LLC	5.875%	11/15/33	900	951
	Duke Energy Florida LLC	6.350%	9/15/37	426	460
	Duke Energy Florida LLC	6.400%	6/15/38	800	872
	Duke Energy Florida LLC	3.400%	10/1/46	900	659
	Duke Energy Florida LLC	4.200%	7/15/48	425	352
	Duke Energy Florida LLC	3.000%	12/15/51	500	328
	Duke Energy Florida LLC	5.950%	11/15/52	500	532
	Duke Energy Florida LLC	6.200%	11/15/53	500	552
[9]	Duke Energy Florida Project Finance LLC	2.538%	9/1/29	315	294
	Duke Energy Indiana LLC	5.250%	3/1/34	150	151
	Duke Energy Indiana LLC	6.120%	10/15/35	1,175	1,252
[9]	Duke Energy Indiana LLC	4.900%	7/15/43	250	233
	Duke Energy Indiana LLC	3.750%	5/15/46	875	685
	Duke Energy Indiana LLC	2.750%	4/1/50	775	491
	Duke Energy Ohio Inc.	2.125%	6/1/30	200	169
	Duke Energy Ohio Inc.	5.250%	4/1/33	500	505
	Duke Energy Ohio Inc.	3.700%	6/15/46	650	500
	Duke Energy Ohio Inc.	4.300%	2/1/49	341	284
	Duke Energy Ohio Inc.	5.650%	4/1/53	500	507
	Duke Energy Ohio Inc.	5.550%	3/15/54	500	499
	Duke Energy Progress LLC	3.250%	8/15/25	2,051	2,001

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Progress LLC	3.700%	9/1/28	425	407
	Duke Energy Progress LLC	3.450%	3/15/29	900	847
	Duke Energy Progress LLC	2.000%	8/15/31	500	408
	Duke Energy Progress LLC	3.400%	4/1/32	500	447
	Duke Energy Progress LLC	5.250%	3/15/33	775	784
	Duke Energy Progress LLC	5.100%	3/15/34	500	500
	Duke Energy Progress LLC	6.300%	4/1/38	300	324
	Duke Energy Progress LLC	4.375%	3/30/44	525	450
	Duke Energy Progress LLC	4.150%	12/1/44	100	83
	Duke Energy Progress LLC	4.200%	8/15/45	625	522
	Duke Energy Progress LLC	3.700%	10/15/46	375	287
	Duke Energy Progress LLC	2.500%	8/15/50	550	331
	Duke Energy Progress LLC	2.900%	8/15/51	550	356
	Duke Energy Progress LLC	4.000%	4/1/52	400	317
	Duke Energy Progress LLC	5.350%	3/15/53	775	757
[9]	Duke Energy Progress NC Storm Funding LLC	1.295%	7/1/28	210	192
[9]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/37	375	302
[9]	Duke Energy Progress NC Storm Funding LLC	2.799%	7/1/41	300	224
	Edison International	4.950%	4/15/25	900	892
	Edison International	5.750%	6/15/27	100	101
	Edison International	6.950%	11/15/29	500	536
	El Paso Electric Co.	6.000%	5/15/35	175	176
	El Paso Electric Co.	5.000%	12/1/44	250	216
	Emera US Finance LP	4.750%	6/15/46	1,785	1,470
	Enel Americas SA	4.000%	10/25/26	700	671
	Enel Chile SA	4.875%	6/12/28	600	584
	Entergy Arkansas LLC	3.500%	4/1/26	150	146
	Entergy Arkansas LLC	5.150%	1/15/33	500	502
	Entergy Arkansas LLC	4.200%	4/1/49	500	411
	Entergy Arkansas LLC	3.350%	6/15/52	800	555
	Entergy Corp.	0.900%	9/15/25	500	469
	Entergy Corp.	2.950%	9/1/26	530	503
	Entergy Corp.	1.900%	6/15/28	500	441
	Entergy Corp.	2.800%	6/15/30	500	438
	Entergy Corp.	2.400%	6/15/31	500	415
	Entergy Corp.	3.750%	6/15/50	511	374
	Entergy Louisiana LLC	3.120%	9/1/27	350	330
	Entergy Louisiana LLC	3.250%	4/1/28	300	283
	Entergy Louisiana LLC	3.050%	6/1/31	375	328
	Entergy Louisiana LLC	2.350%	6/15/32	500	408
	Entergy Louisiana LLC	4.000%	3/15/33	725	666
	Entergy Louisiana LLC	5.350%	3/15/34	400	402
	Entergy Louisiana LLC	3.100%	6/15/41	500	373
	Entergy Louisiana LLC	4.950%	1/15/45	400	370
	Entergy Louisiana LLC	4.200%	9/1/48	1,150	940
	Entergy Louisiana LLC	4.200%	4/1/50	500	410
	Entergy Louisiana LLC	2.900%	3/15/51	700	443
	Entergy Louisiana LLC	4.750%	9/15/52	250	223
	Entergy Louisiana LLC	5.700%	3/15/54	600	611
	Entergy Mississippi LLC	2.850%	6/1/28	750	690
	Entergy Mississippi LLC	3.850%	6/1/49	250	193
	Entergy Texas Inc.	1.750%	3/15/31	500	403
	Entergy Texas Inc.	3.550%	9/30/49	905	662
	Entergy Texas Inc.	5.800%	9/1/53	500	516
	Essential Utilities Inc.	3.566%	5/1/29	275	257

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Essential Utilities Inc.	2.704%	4/15/30	400	346
	Essential Utilities Inc.	5.375%	1/15/34	500	498
	Essential Utilities Inc.	4.276%	5/1/49	435	354
	Essential Utilities Inc.	3.351%	4/15/50	600	419
	Essential Utilities Inc.	5.300%	5/1/52	500	468
	Evergy Inc.	2.900%	9/15/29	1,450	1,295
	Evergy Kansas Central Inc.	2.550%	7/1/26	575	545
	Evergy Kansas Central Inc.	3.100%	4/1/27	425	404
	Evergy Kansas Central Inc.	4.125%	3/1/42	425	358
	Evergy Kansas Central Inc.	4.100%	4/1/43	325	269
	Evergy Kansas Central Inc.	4.250%	12/1/45	100	84
	Evergy Kansas Central Inc.	3.250%	9/1/49	1,000	689
[9]	Evergy Metro Inc.	2.250%	6/1/30	300	255
	Evergy Metro Inc.	4.950%	4/15/33	510	502
	Evergy Metro Inc.	5.300%	10/1/41	480	461
	Evergy Metro Inc.	4.200%	6/15/47	225	183
[9]	Eversource Energy	0.800%	8/15/25	500	468
[9]	Eversource Energy	3.300%	1/15/28	200	187
	Eversource Energy	5.450%	3/1/28	500	506
[9]	Eversource Energy	4.250%	4/1/29	325	311
[9]	Eversource Energy	1.650%	8/15/30	1,300	1,046
	Eversource Energy	2.550%	3/15/31	300	250
	Eversource Energy	3.375%	3/1/32	564	491
	Eversource Energy	5.125%	5/15/33	500	490
	Eversource Energy	3.450%	1/15/50	500	349
[9]	Exelon Corp.	3.950%	6/15/25	237	233
	Exelon Corp.	3.400%	4/15/26	3,500	3,384
	Exelon Corp.	2.750%	3/15/27	500	468
	Exelon Corp.	5.150%	3/15/28	625	627
	Exelon Corp.	5.150%	3/15/29	250	251
	Exelon Corp.	4.050%	4/15/30	975	920
	Exelon Corp.	3.350%	3/15/32	600	530
	Exelon Corp.	5.300%	3/15/33	784	786
	Exelon Corp.	5.450%	3/15/34	300	302
[9]	Exelon Corp.	4.950%	6/15/35	284	268
	Exelon Corp.	5.625%	6/15/35	415	422
	Exelon Corp.	4.450%	4/15/46	500	428
	Exelon Corp.	4.700%	4/15/50	2,200	1,933
	Exelon Corp.	5.600%	3/15/53	1,375	1,373
	Florida Power & Light Co.	2.850%	4/1/25	1,984	1,936
	Florida Power & Light Co.	3.125%	12/1/25	500	485
	Florida Power & Light Co.	4.450%	5/15/26	675	669
[9]	Florida Power & Light Co.	3.300%	5/30/27	250	237
	Florida Power & Light Co.	4.400%	5/15/28	675	668
	Florida Power & Light Co.	4.625%	5/15/30	675	670
	Florida Power & Light Co.	2.450%	2/3/32	700	590
	Florida Power & Light Co.	5.100%	4/1/33	800	806
	Florida Power & Light Co.	4.800%	5/15/33	675	665
	Florida Power & Light Co.	5.625%	4/1/34	225	239
	Florida Power & Light Co.	4.950%	6/1/35	50	50
	Florida Power & Light Co.	5.650%	2/1/37	425	443
	Florida Power & Light Co.	5.950%	2/1/38	175	188
	Florida Power & Light Co.	5.960%	4/1/39	225	245
	Florida Power & Light Co.	4.125%	2/1/42	1,025	888
	Florida Power & Light Co.	4.050%	6/1/42	475	412
	Florida Power & Light Co.	3.800%	12/15/42	375	309
	Florida Power & Light Co.	4.050%	10/1/44	450	385
	Florida Power & Light Co.	3.700%	12/1/47	550	432

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Power & Light Co.	3.950%	3/1/48	800	655
	Florida Power & Light Co.	3.150%	10/1/49	1,190	838
	Florida Power & Light Co.	2.875%	12/4/51	2,250	1,478
	Fortis Inc.	3.055%	10/4/26	847	802
	Georgia Power Co.	3.250%	4/1/26	256	247
	Georgia Power Co.	5.004%	2/23/27	1,150	1,152
	Georgia Power Co.	3.250%	3/30/27	550	524
	Georgia Power Co.	4.650%	5/16/28	2,150	2,129
[9]	Georgia Power Co.	2.650%	9/15/29	250	223
	Georgia Power Co.	4.950%	5/17/33	1,725	1,701
	Georgia Power Co.	5.250%	3/15/34	2,225	2,247
[9]	Georgia Power Co.	4.750%	9/1/40	625	577
	Georgia Power Co.	4.300%	3/15/42	575	501
	Georgia Power Co.	4.300%	3/15/43	250	214
[9]	Georgia Power Co.	3.700%	1/30/50	250	192
[9]	Georgia Power Co.	3.250%	3/15/51	500	351
	Georgia Power Co.	5.125%	5/15/52	600	581
	Iberdrola International BV	6.750%	7/15/36	175	199
[9]	Idaho Power Co.	4.200%	3/1/48	404	326
[9]	Idaho Power Co.	5.500%	3/15/53	500	496
[9]	Idaho Power Co.	5.800%	4/1/54	300	307
	Indiana Michigan Power Co.	3.850%	5/15/28	250	239
	Indiana Michigan Power Co.	6.050%	3/15/37	500	522
[9]	Indiana Michigan Power Co.	4.550%	3/15/46	340	289
[9]	Indiana Michigan Power Co.	3.750%	7/1/47	550	414
	Indiana Michigan Power Co.	3.250%	5/1/51	500	339
	Indiana Michigan Power Co.	5.625%	4/1/53	500	506
	Interstate Power & Light Co.	4.100%	9/26/28	450	432
	Interstate Power & Light Co.	3.600%	4/1/29	240	225
	Interstate Power & Light Co.	2.300%	6/1/30	300	255
	Interstate Power & Light Co.	5.700%	10/15/33	250	256
	Interstate Power & Light Co.	6.250%	7/15/39	250	262
	Interstate Power & Light Co.	3.700%	9/15/46	406	307
	Interstate Power & Light Co.	3.100%	11/30/51	500	328
	IPALCO Enterprises Inc.	4.250%	5/1/30	400	372
[12]	IPALCO Enterprises Inc.	5.750%	4/1/34	500	498
	ITC Holdings Corp.	3.350%	11/15/27	150	142
	ITC Holdings Corp.	5.300%	7/1/43	900	849
[9]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	141	131
[9]	Kentucky Utilities Co.	5.450%	4/15/33	500	511
	Kentucky Utilities Co.	5.125%	11/1/40	650	625
	Kentucky Utilities Co.	3.300%	6/1/50	500	350
[9]	Louisville Gas & Electric Co.	3.300%	10/1/25	1,758	1,711
[9]	Louisville Gas & Electric Co.	5.450%	4/15/33	500	510
	MidAmerican Energy Co.	3.100%	5/1/27	450	428
	MidAmerican Energy Co.	3.650%	4/15/29	700	666
	MidAmerican Energy Co.	6.750%	12/30/31	325	367
	MidAmerican Energy Co.	5.350%	1/15/34	300	308
[9]	MidAmerican Energy Co.	5.800%	10/15/36	775	812
	MidAmerican Energy Co.	4.800%	9/15/43	300	282
	MidAmerican Energy Co.	4.400%	10/15/44	400	347
	MidAmerican Energy Co.	4.250%	5/1/46	1,000	847
	MidAmerican Energy Co.	3.650%	8/1/48	575	441
	MidAmerican Energy Co.	5.850%	9/15/54	815	869
	MidAmerican Energy Co.	5.300%	2/1/55	900	890
[9]	Mississippi Power Co.	4.250%	3/15/42	375	319
	National Fuel Gas Co.	5.500%	1/15/26	100	100

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	National Fuel Gas Co.	3.950%	9/15/27	275	263
	National Fuel Gas Co.	4.750%	9/1/28	750	729
	National Fuel Gas Co.	2.950%	3/1/31	100	84
	National Grid plc	5.602%	6/12/28	500	510
	National Grid plc	5.809%	6/12/33	1,200	1,228
	National Grid plc	5.418%	1/11/34	600	596
	National Grid USA	5.803%	4/1/35	250	249
[9]	National Rural Utilities Cooperative Finance Corp.	3.450%	6/15/25	500	489
	National Rural Utilities Cooperative Finance Corp.	5.450%	10/30/25	500	502
[9]	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	475	461
[9]	National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	1,592	1,459
[9]	National Rural Utilities Cooperative Finance Corp.	4.800%	2/5/27	500	500
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	300	284
	National Rural Utilities Cooperative Finance Corp.	4.800%	3/15/28	250	250
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	250	240
[9]	National Rural Utilities Cooperative Finance Corp.	4.850%	2/7/29	500	500
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	384	363
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	425	368
[9]	National Rural Utilities Cooperative Finance Corp.	5.000%	2/7/31	500	496
[9]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/31	300	239
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	1,014	934
	National Rural Utilities Cooperative Finance Corp.	4.150%	12/15/32	248	230
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/33	500	521
[9]	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	325	317
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	256	218
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	400	340
[9]	Nevada Power Co.	3.700%	5/1/29	500	476
[9]	Nevada Power Co.	2.400%	5/1/30	441	381
[9]	Nevada Power Co.	6.650%	4/1/36	410	444
[9]	Nevada Power Co.	3.125%	8/1/50	300	200
[9]	Nevada Power Co.	5.900%	5/1/53	500	521
	Nevada Power Co.	6.000%	3/15/54	400	422
	NextEra Energy Capital Holdings Inc.	4.450%	6/20/25	400	395
	NextEra Energy Capital Holdings Inc.	5.749%	9/1/25	1,750	1,758
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	700	668
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/27	1,089	1,075
	NextEra Energy Capital Holdings Inc.	4.900%	2/28/28	1,066	1,062
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	1,150	1,019
	NextEra Energy Capital Holdings Inc.	4.900%	3/15/29	750	747
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	350	326
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	300	268

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NextEra Energy Capital Holdings Inc.	5.000%	2/28/30	250	251
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	2,500	2,128
	NextEra Energy Capital Holdings Inc.	2.440%	1/15/32	300	248
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	863	857
	NextEra Energy Capital Holdings Inc.	5.050%	2/28/33	1,218	1,207
	NextEra Energy Capital Holdings Inc.	5.250%	3/15/34	900	898
	NextEra Energy Capital Holdings Inc.	5.250%	2/28/53	981	933
	NextEra Energy Capital Holdings Inc.	5.550%	3/15/54	1,100	1,092
	NextEra Energy Capital Holdings Inc.	6.700%	9/1/54	825	829
[9]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	800	734
[9]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	300	288
	NiSource Inc.	0.950%	8/15/25	500	471
	NiSource Inc.	3.490%	5/15/27	500	477
	NiSource Inc.	5.250%	3/30/28	550	554
	NiSource Inc.	2.950%	9/1/29	1,500	1,356
	NiSource Inc.	3.600%	5/1/30	500	461
	NiSource Inc.	1.700%	2/15/31	500	400
	NiSource Inc.	5.350%	4/1/34	550	546
	NiSource Inc.	5.950%	6/15/41	382	393
	NiSource Inc.	5.250%	2/15/43	200	189
	NiSource Inc.	4.800%	2/15/44	200	178
	NiSource Inc.	5.650%	2/1/45	500	492
	NiSource Inc.	4.375%	5/15/47	1,575	1,319
	NiSource Inc.	3.950%	3/30/48	500	390
	NiSource Inc.	5.000%	6/15/52	302	279
	Northern States Power Co.	2.250%	4/1/31	500	420
	Northern States Power Co.	6.250%	6/1/36	325	353
	Northern States Power Co.	6.200%	7/1/37	250	271
	Northern States Power Co.	5.350%	11/1/39	375	373
	Northern States Power Co.	3.400%	8/15/42	410	314
	Northern States Power Co.	4.000%	8/15/45	200	162
	Northern States Power Co.	2.900%	3/1/50	1,890	1,260
	Northern States Power Co.	2.600%	6/1/51	600	369
	Northern States Power Co.	3.200%	4/1/52	500	346
	Northern States Power Co.	4.500%	6/1/52	450	395
	Northern States Power Co.	5.100%	5/15/53	600	578
	Northern States Power Co.	5.400%	3/15/54	500	503
	NorthWestern Corp.	4.176%	11/15/44	250	204
	NSTAR Electric Co.	3.200%	5/15/27	550	525
	NSTAR Electric Co.	3.250%	5/15/29	300	281
	NSTAR Electric Co.	5.500%	3/15/40	540	545
	NSTAR Electric Co.	4.400%	3/1/44	223	197
	NSTAR Electric Co.	4.950%	9/15/52	350	327
	Oglethorpe Power Corp.	5.950%	11/1/39	100	101
	Oglethorpe Power Corp.	5.375%	11/1/40	630	601
	Oglethorpe Power Corp.	4.500%	4/1/47	500	415
	Oglethorpe Power Corp.	5.050%	10/1/48	350	315
	Oglethorpe Power Corp.	5.250%	9/1/50	300	279
[12]	Oglethorpe Power Corp.	6.200%	12/1/53	200	210
[9]	Ohio Power Co.	1.625%	1/15/31	700	558
	Ohio Power Co.	5.000%	6/1/33	500	490
	Ohio Power Co.	4.000%	6/1/49	500	393
[9]	Ohio Power Co.	2.900%	10/1/51	200	129
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	300	288
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	600	544
	Oklahoma Gas & Electric Co.	5.400%	1/15/33	300	306
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	225	182
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	250	192

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Oncor Electric Delivery Co. LLC	2.950%	4/1/25	275	269
Oncor Electric Delivery Co. LLC	0.550%	10/1/25	950	889
Oncor Electric Delivery Co. LLC	4.300%	5/15/28	500	489
Oncor Electric Delivery Co. LLC	3.700%	11/15/28	150	142
Oncor Electric Delivery Co. LLC	2.750%	5/15/30	1,250	1,109
Oncor Electric Delivery Co. LLC	4.550%	9/15/32	250	241
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	1,000	1,143
Oncor Electric Delivery Co. LLC	5.650%	11/15/33	575	598
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	470	466
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	500	457
Oncor Electric Delivery Co. LLC	5.300%	6/1/42	947	945
Oncor Electric Delivery Co. LLC	3.750%	4/1/45	200	160
Oncor Electric Delivery Co. LLC	3.800%	9/30/47	250	194
Oncor Electric Delivery Co. LLC	4.100%	11/15/48	400	329
Oncor Electric Delivery Co. LLC	3.800%	6/1/49	1,065	841
Oncor Electric Delivery Co. LLC	3.700%	5/15/50	200	153
Oncor Electric Delivery Co. LLC	2.700%	11/15/51	1,250	785
Oncor Electric Delivery Co. LLC	4.950%	9/15/52	1,000	941
Oncor Electric Delivery Co. LLC	5.350%	10/1/52	253	251
ONE Gas Inc.	2.000%	5/15/30	200	169
ONE Gas Inc.	4.658%	2/1/44	507	457
Pacific Gas & Electric Co.	3.450%	7/1/25	500	486
Pacific Gas & Electric Co.	3.150%	1/1/26	1,550	1,490
Pacific Gas & Electric Co.	2.100%	8/1/27	650	585
Pacific Gas & Electric Co.	3.300%	12/1/27	2,200	2,044
Pacific Gas & Electric Co.	3.000%	6/15/28	600	548
Pacific Gas & Electric Co.	3.750%	7/1/28	1,700	1,591
Pacific Gas & Electric Co.	6.100%	1/15/29	400	412
Pacific Gas & Electric Co.	5.550%	5/15/29	700	706
Pacific Gas & Electric Co.	4.550%	7/1/30	4,150	3,945
Pacific Gas & Electric Co.	3.250%	6/1/31	500	434
Pacific Gas & Electric Co.	4.400%	3/1/32	388	357
Pacific Gas & Electric Co.	6.150%	1/15/33	550	568
Pacific Gas & Electric Co.	6.400%	6/15/33	1,917	2,020
Pacific Gas & Electric Co.	6.950%	3/15/34	700	767
Pacific Gas & Electric Co.	5.800%	5/15/34	750	757
Pacific Gas & Electric Co.	4.500%	7/1/40	2,300	1,962
Pacific Gas & Electric Co.	3.300%	8/1/40	800	587
Pacific Gas & Electric Co.	4.200%	6/1/41	500	403
Pacific Gas & Electric Co.	4.750%	2/15/44	1,500	1,264
Pacific Gas & Electric Co.	4.300%	3/15/45	1,075	849
Pacific Gas & Electric Co.	3.950%	12/1/47	1,500	1,123
Pacific Gas & Electric Co.	4.950%	7/1/50	3,000	2,584
Pacific Gas & Electric Co.	3.500%	8/1/50	1,500	1,027
Pacific Gas & Electric Co.	6.750%	1/15/53	950	1,036
Pacific Gas & Electric Co.	6.700%	4/1/53	500	542
PacifiCorp	5.100%	2/15/29	1,000	1,007
PacifiCorp	3.500%	6/15/29	600	559
PacifiCorp	2.700%	9/15/30	341	295
PacifiCorp	5.300%	2/15/31	212	213
PacifiCorp	5.450%	2/15/34	1,000	1,004
PacifiCorp	5.250%	6/15/35	475	467
PacifiCorp	6.100%	8/1/36	525	546
PacifiCorp	5.750%	4/1/37	410	416
PacifiCorp	6.250%	10/15/37	625	659
PacifiCorp	6.350%	7/15/38	250	265
PacifiCorp	6.000%	1/15/39	500	519
PacifiCorp	4.125%	1/15/49	525	412

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PacifiCorp	4.150%	2/15/50	200	157
	PacifiCorp	3.300%	3/15/51	525	351
	PacifiCorp	2.900%	6/15/52	816	497
	PacifiCorp	5.350%	12/1/53	650	605
	PacifiCorp	5.500%	5/15/54	1,000	960
	PacifiCorp	5.800%	1/15/55	1,217	1,199
	PECO Energy Co.	4.900%	6/15/33	500	500
	PECO Energy Co.	3.000%	9/15/49	1,000	678
	PECO Energy Co.	2.800%	6/15/50	1,000	652
	PECO Energy Co.	3.050%	3/15/51	500	339
	PECO Energy Co.	2.850%	9/15/51	500	322
	PECO Energy Co.	4.600%	5/15/52	500	450
[9]	PG&E Energy Recovery Funding LLC	1.460%	7/15/31	233	205
[9]	PG&E Energy Recovery Funding LLC	2.280%	1/15/36	570	451
[9]	PG&E Energy Recovery Funding LLC	2.822%	7/15/46	350	253
[9]	PG&E Recovery Funding LLC	5.256%	1/15/38	1,300	1,315
[9]	PG&E Recovery Funding LLC	5.536%	7/15/47	410	426
[9]	PG&E Wildfire Recovery Funding LLC	3.594%	6/1/30	515	493
[9]	PG&E Wildfire Recovery Funding LLC	4.022%	6/1/31	222	215
[9]	PG&E Wildfire Recovery Funding LLC	4.263%	6/1/36	250	236
[9]	PG&E Wildfire Recovery Funding LLC	4.722%	6/1/37	375	368
[9]	PG&E Wildfire Recovery Funding LLC	5.081%	6/1/41	300	298
[9]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/47	1,175	1,057
[9]	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/47	1,025	1,019
[9]	PG&E Wildfire Recovery Funding LLC	4.674%	12/1/51	250	232
[9]	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/52	350	346
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	380	354
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	500	422
	Piedmont Natural Gas Co. Inc.	5.400%	6/15/33	500	504
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	150	132
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	350	252
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	800	539
	Pinnacle West Capital Corp.	1.300%	6/15/25	700	664
	Potomac Electric Power Co.	5.200%	3/15/34	200	202
	Potomac Electric Power Co.	6.500%	11/15/37	400	445
	Potomac Electric Power Co.	4.150%	3/15/43	550	470
	Potomac Electric Power Co.	5.500%	3/15/54	200	203
	PPL Capital Funding Inc.	3.100%	5/15/26	600	574
	PPL Electric Utilities Corp.	5.000%	5/15/33	550	548
	PPL Electric Utilities Corp.	4.850%	2/15/34	1,050	1,033
	PPL Electric Utilities Corp.	6.250%	5/15/39	300	325
	PPL Electric Utilities Corp.	4.125%	6/15/44	700	596
	PPL Electric Utilities Corp.	4.150%	10/1/45	300	253
	PPL Electric Utilities Corp.	3.950%	6/1/47	350	284
	PPL Electric Utilities Corp.	4.150%	6/15/48	300	254
	PPL Electric Utilities Corp.	5.250%	5/15/53	550	544
	Progress Energy Inc.	7.750%	3/1/31	510	578
	Progress Energy Inc.	7.000%	10/30/31	200	221
	Progress Energy Inc.	6.000%	12/1/39	480	489
	Public Service Co. of Colorado	3.700%	6/15/28	300	287
[9]	Public Service Co. of Colorado	1.900%	1/15/31	300	246
	Public Service Co. of Colorado	1.875%	6/15/31	700	566
[9]	Public Service Co. of Colorado	4.100%	6/1/32	300	279
[9]	Public Service Co. of Colorado	6.250%	9/1/37	300	320
	Public Service Co. of Colorado	3.600%	9/15/42	225	173
	Public Service Co. of Colorado	4.300%	3/15/44	700	585
	Public Service Co. of Colorado	4.100%	6/15/48	300	236
[9]	Public Service Co. of Colorado	3.200%	3/1/50	1,300	880

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Public Service Co. of Colorado	2.700%	1/15/51	200	121
[9]	Public Service Co. of Colorado	4.500%	6/1/52	400	336
	Public Service Co. of Colorado	5.250%	4/1/53	675	638
	Public Service Co. of New Hampshire	5.350%	10/1/33	250	255
	Public Service Co. of New Hampshire	3.600%	7/1/49	250	192
	Public Service Co. of New Hampshire	5.150%	1/15/53	500	490
	Public Service Co. of Oklahoma	5.250%	1/15/33	500	496
[9]	Public Service Electric & Gas Co.	3.000%	5/15/25	500	488
[9]	Public Service Electric & Gas Co.	0.950%	3/15/26	500	464
[9]	Public Service Electric & Gas Co.	3.000%	5/15/27	250	236
[9]	Public Service Electric & Gas Co.	2.450%	1/15/30	200	175
[9]	Public Service Electric & Gas Co.	3.100%	3/15/32	500	438
[9]	Public Service Electric & Gas Co.	4.900%	12/15/32	300	298
[9]	Public Service Electric & Gas Co.	4.650%	3/15/33	500	487
[9]	Public Service Electric & Gas Co.	5.200%	3/1/34	500	506
[9]	Public Service Electric & Gas Co.	3.950%	5/1/42	525	441
[9]	Public Service Electric & Gas Co.	3.800%	3/1/46	1,000	802
[9]	Public Service Electric & Gas Co.	3.600%	12/1/47	275	213
[9]	Public Service Electric & Gas Co.	3.850%	5/1/49	350	282
[9]	Public Service Electric & Gas Co.	3.150%	1/1/50	750	533
[9]	Public Service Electric & Gas Co.	2.700%	5/1/50	850	555
[9]	Public Service Electric & Gas Co.	2.050%	8/1/50	500	283
[9]	Public Service Electric & Gas Co.	3.000%	3/1/51	500	342
[9]	Public Service Electric & Gas Co.	5.125%	3/15/53	500	492
[9]	Public Service Electric & Gas Co.	5.450%	3/1/54	750	772
	Public Service Enterprise Group Inc.	0.800%	8/15/25	400	376
	Public Service Enterprise Group Inc.	5.850%	11/15/27	300	307
	Public Service Enterprise Group Inc.	5.875%	10/15/28	500	515
	Public Service Enterprise Group Inc.	5.200%	4/1/29	3,000	3,001
	Public Service Enterprise Group Inc.	1.600%	8/15/30	750	606
	Public Service Enterprise Group Inc.	5.450%	4/1/34	250	250
	Puget Energy Inc.	3.650%	5/15/25	300	293
	Puget Energy Inc.	2.379%	6/15/28	85	76
	Puget Energy Inc.	4.100%	6/15/30	400	365
	Puget Energy Inc.	4.224%	3/15/32	400	362
	Puget Sound Energy Inc.	6.274%	3/15/37	450	483
	Puget Sound Energy Inc.	5.757%	10/1/39	495	502
	Puget Sound Energy Inc.	5.638%	4/15/41	390	392
	Puget Sound Energy Inc.	4.300%	5/20/45	1,050	885
	Puget Sound Energy Inc.	4.223%	6/15/48	500	410
	San Diego Gas & Electric Co.	4.950%	8/15/28	500	502
[9]	San Diego Gas & Electric Co.	1.700%	10/1/30	500	412
[9]	San Diego Gas & Electric Co.	3.000%	3/15/32	500	436
	San Diego Gas & Electric Co.	6.000%	6/1/39	250	262
	San Diego Gas & Electric Co.	4.500%	8/15/40	505	453
[9]	San Diego Gas & Electric Co.	3.750%	6/1/47	325	252
	San Diego Gas & Electric Co.	4.150%	5/15/48	325	271
[9]	San Diego Gas & Electric Co.	3.320%	4/15/50	800	566
	San Diego Gas & Electric Co.	3.700%	3/15/52	500	377
	San Diego Gas & Electric Co.	5.350%	4/1/53	500	493
	San Diego Gas & Electric Co.	5.550%	4/15/54	500	507
[9]	SCE Recovery Funding LLC	4.697%	6/15/40	313	302
[9]	SCE Recovery Funding LLC	2.943%	11/15/42	225	177
[9]	SCE Recovery Funding LLC	3.240%	11/15/46	150	110
[9]	SCE Recovery Funding LLC	5.112%	12/15/47	275	269
	Sempra	3.300%	4/1/25	150	147
	Sempra	3.250%	6/15/27	1,575	1,484
	Sempra	3.400%	2/1/28	1,650	1,559

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sempra	3.700%	4/1/29	500	468
	Sempra	3.800%	2/1/38	900	749
	Sempra	6.000%	10/15/39	639	652
	Sempra	4.000%	2/1/48	400	313
	Sempra	4.125%	4/1/52	950	876
	Sempra	6.875%	10/1/54	350	354
	Sierra Pacific Power Co.	2.600%	5/1/26	600	570
[12]	Sierra Pacific Power Co.	5.900%	3/15/54	500	516
[9]	Southern California Edison Co.	3.700%	8/1/25	700	685
[9]	Southern California Edison Co.	1.200%	2/1/26	500	464
	Southern California Edison Co.	5.350%	3/1/26	825	826
	Southern California Edison Co.	4.875%	2/1/27	500	498
	Southern California Edison Co.	5.850%	11/1/27	500	513
[9]	Southern California Edison Co.	3.650%	3/1/28	1,407	1,340
	Southern California Edison Co.	5.300%	3/1/28	525	531
	Southern California Edison Co.	5.650%	10/1/28	500	515
[9]	Southern California Edison Co.	4.200%	3/1/29	200	193
	Southern California Edison Co.	6.650%	4/1/29	850	895
	Southern California Edison Co.	5.150%	6/1/29	825	828
	Southern California Edison Co.	2.850%	8/1/29	825	744
	Southern California Edison Co.	2.250%	6/1/30	300	255
[9]	Southern California Edison Co.	2.500%	6/1/31	500	422
	Southern California Edison Co.	2.750%	2/1/32	330	279
	Southern California Edison Co.	5.950%	11/1/32	500	524
	Southern California Edison Co.	5.200%	6/1/34	600	594
[9]	Southern California Edison Co.	5.750%	4/1/35	508	521
[9]	Southern California Edison Co.	5.350%	7/15/35	1,135	1,134
	Southern California Edison Co.	5.625%	2/1/36	500	504
[9]	Southern California Edison Co.	5.550%	1/15/37	200	201
[9]	Southern California Edison Co.	5.950%	2/1/38	200	207
	Southern California Edison Co.	5.500%	3/15/40	400	397
	Southern California Edison Co.	4.500%	9/1/40	505	447
	Southern California Edison Co.	4.050%	3/15/42	1,945	1,603
[9]	Southern California Edison Co.	3.900%	3/15/43	475	381
[9]	Southern California Edison Co.	3.600%	2/1/45	150	112
	Southern California Edison Co.	4.000%	4/1/47	1,920	1,520
[9]	Southern California Edison Co.	4.125%	3/1/48	970	783
[9]	Southern California Edison Co.	4.875%	3/1/49	400	358
	Southern California Edison Co.	3.650%	2/1/50	1,300	964
[9]	Southern California Edison Co.	2.950%	2/1/51	500	325
[9]	Southern California Edison Co.	3.650%	6/1/51	500	367
	Southern California Edison Co.	3.450%	2/1/52	500	353
	Southern California Edison Co.	5.700%	3/1/53	500	502
	Southern California Edison Co.	5.750%	4/15/54	500	506
[9]	Southern California Gas Co.	2.600%	6/15/26	725	688
	Southern California Gas Co.	2.950%	4/15/27	600	566
[9]	Southern California Gas Co.	2.550%	2/1/30	450	395
	Southern California Gas Co.	3.750%	9/15/42	330	263
[9]	Southern California Gas Co.	4.125%	6/1/48	325	265
[9]	Southern California Gas Co.	4.300%	1/15/49	500	413
[9]	Southern California Gas Co.	3.950%	2/15/50	250	195
	Southern California Gas Co.	6.350%	11/15/52	500	550
	Southern California Gas Co.	5.750%	6/1/53	500	509
	Southern California Gas Co.	5.600%	4/1/54	500	499
	Southern Co.	5.150%	10/6/25	500	499
	Southern Co.	3.250%	7/1/26	500	481
	Southern Co.	5.113%	8/1/27	500	500
[9]	Southern Co.	1.750%	3/15/28	50	44

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern Co.	4.850%	6/15/28	1,500	1,493
	Southern Co.	5.500%	3/15/29	1,550	1,580
	Southern Co.	5.700%	10/15/32	500	516
	Southern Co.	5.200%	6/15/33	700	700
	Southern Co.	5.700%	3/15/34	1,000	1,032
	Southern Co.	4.250%	7/1/36	575	513
	Southern Co.	4.400%	7/1/46	1,135	979
[9]	Southern Co.	4.000%	1/15/51	1,200	1,155
[9]	Southern Co.	3.750%	9/15/51	900	842
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	375	359
[9]	Southern Co. Gas Capital Corp.	1.750%	1/15/31	1,000	813
	Southern Co. Gas Capital Corp.	5.150%	9/15/32	431	433
	Southern Co. Gas Capital Corp.	5.750%	9/15/33	500	518
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	125	126
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	525	439
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	975	754
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	500	413
	Southern Power Co.	4.150%	12/1/25	375	369
	Southern Power Co.	5.150%	9/15/41	506	472
	Southern Power Co.	5.250%	7/15/43	500	472
[9]	Southern Power Co.	4.950%	12/15/46	300	267
	Southwest Gas Corp.	5.800%	12/1/27	500	511
	Southwest Gas Corp.	3.700%	4/1/28	450	427
	Southwest Gas Corp.	4.050%	3/15/32	450	412
	Southwest Gas Corp.	3.800%	9/29/46	250	188
	Southwest Gas Corp.	4.150%	6/1/49	200	156
[9]	Southwestern Electric Power Co.	1.650%	3/15/26	500	466
[9]	Southwestern Electric Power Co.	2.750%	10/1/26	300	281
[9]	Southwestern Electric Power Co.	4.100%	9/15/28	550	527
	Southwestern Electric Power Co.	5.300%	4/1/33	500	494
	Southwestern Electric Power Co.	6.200%	3/15/40	300	315
[9]	Southwestern Electric Power Co.	3.900%	4/1/45	1,000	764
[9]	Southwestern Electric Power Co.	3.850%	2/1/48	375	275
	Southwestern Electric Power Co.	3.250%	11/1/51	500	331
	Southwestern Public Service Co.	4.500%	8/15/41	345	294
	Southwestern Public Service Co.	3.400%	8/15/46	950	668
[9]	Southwestern Public Service Co.	4.400%	11/15/48	1,000	814
	Southwestern Public Service Co.	3.750%	6/15/49	259	192
[9]	Southwestern Public Service Co.	3.150%	5/1/50	800	525
	Spire Missouri Inc.	4.800%	2/15/33	500	489
	Tampa Electric Co.	4.900%	3/1/29	500	501
	Tampa Electric Co.	2.400%	3/15/31	500	419
	Tampa Electric Co.	4.350%	5/15/44	150	126
	Tampa Electric Co.	4.300%	6/15/48	300	249
	Tampa Electric Co.	3.625%	6/15/50	250	184
	Tampa Electric Co.	3.450%	3/15/51	500	353
	Tampa Electric Co.	5.000%	7/15/52	500	460
	Toledo Edison Co.	6.150%	5/15/37	250	264
	Tucson Electric Power Co.	3.250%	5/15/32	300	262
	Tucson Electric Power Co.	4.850%	12/1/48	490	437
	Tucson Electric Power Co.	5.500%	4/15/53	500	495
	Union Electric Co.	2.950%	6/15/27	300	282
	Union Electric Co.	3.500%	3/15/29	350	329
	Union Electric Co.	2.950%	3/15/30	800	714
	Union Electric Co.	2.150%	3/15/32	500	405
[6]	Union Electric Co.	5.200%	4/1/34	400	401
	Union Electric Co.	3.900%	9/15/42	425	352
	Union Electric Co.	3.650%	4/15/45	575	441

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Union Electric Co.	4.000%	4/1/48	1,100	882
	Union Electric Co.	3.250%	10/1/49	100	70
	Union Electric Co.	2.625%	3/15/51	800	492
	Union Electric Co.	3.900%	4/1/52	500	395
	Union Electric Co.	5.450%	3/15/53	500	495
[9]	Virginia Electric & Power Co.	3.100%	5/15/25	500	488
[9]	Virginia Electric & Power Co.	2.950%	11/15/26	300	285
[9]	Virginia Electric & Power Co.	3.500%	3/15/27	1,250	1,201
[9]	Virginia Electric & Power Co.	3.800%	4/1/28	525	504
	Virginia Electric & Power Co.	2.300%	11/15/31	500	415
	Virginia Electric & Power Co.	2.400%	3/30/32	550	456
	Virginia Electric & Power Co.	5.000%	4/1/33	525	518
	Virginia Electric & Power Co.	5.300%	8/15/33	500	502
	Virginia Electric & Power Co.	5.000%	1/15/34	250	246
[9]	Virginia Electric & Power Co.	6.000%	1/15/36	375	396
[9]	Virginia Electric & Power Co.	6.000%	5/15/37	500	525
	Virginia Electric & Power Co.	6.350%	11/30/37	575	622
	Virginia Electric & Power Co.	8.875%	11/15/38	1,200	1,604
	Virginia Electric & Power Co.	4.000%	1/15/43	500	415
[9]	Virginia Electric & Power Co.	4.650%	8/15/43	500	449
	Virginia Electric & Power Co.	4.450%	2/15/44	511	446
[9]	Virginia Electric & Power Co.	4.200%	5/15/45	302	253
[9]	Virginia Electric & Power Co.	4.000%	11/15/46	500	402
[9]	Virginia Electric & Power Co.	3.800%	9/15/47	425	328
	Virginia Electric & Power Co.	4.600%	12/1/48	550	480
	Virginia Electric & Power Co.	3.300%	12/1/49	400	282
	Virginia Electric & Power Co.	2.450%	12/15/50	776	456
	Virginia Electric & Power Co.	2.950%	11/15/51	1,000	648
[9]	Virginia Electric & Power Co.	4.625%	5/15/52	500	436
	Virginia Electric & Power Co.	5.450%	4/1/53	525	521
	Virginia Electric & Power Co.	5.700%	8/15/53	500	514
[9]	Virginia Power Fuel Securitization LLC	5.088%	5/1/27	150	150
[9]	Virginia Power Fuel Securitization LLC	4.877%	5/1/31	650	649
[9]	Washington Gas Light Co.	3.796%	9/15/46	350	261
[9]	Washington Gas Light Co.	3.650%	9/15/49	500	372
	WEC Energy Group Inc.	5.000%	9/27/25	500	497
	WEC Energy Group Inc.	4.750%	1/9/26	500	495
	WEC Energy Group Inc.	5.600%	9/12/26	500	506
	WEC Energy Group Inc.	5.150%	10/1/27	500	501
	WEC Energy Group Inc.	1.375%	10/15/27	500	440
	WEC Energy Group Inc.	4.750%	1/15/28	500	497
	WEC Energy Group Inc.	2.200%	12/15/28	500	442
	WEC Energy Group Inc.	1.800%	10/15/30	1,000	823
	Wisconsin Electric Power Co.	1.700%	6/15/28	50	44
	Wisconsin Electric Power Co.	4.750%	9/30/32	431	425
	Wisconsin Electric Power Co.	5.625%	5/15/33	200	210
	Wisconsin Electric Power Co.	4.300%	10/15/48	250	211
	Wisconsin Power & Light Co.	4.950%	4/1/33	500	489
	Wisconsin Power & Light Co.	5.375%	3/30/34	300	302
	Wisconsin Power & Light Co.	6.375%	8/15/37	300	320
	Wisconsin Power & Light Co.	3.650%	4/1/50	250	185
	Wisconsin Public Service Corp.	5.350%	11/10/25	500	502
	Wisconsin Public Service Corp.	3.671%	12/1/42	75	59
	Wisconsin Public Service Corp.	2.850%	12/1/51	500	319
	Xcel Energy Inc.	3.300%	6/1/25	100	97
	Xcel Energy Inc.	1.750%	3/15/27	500	450
	Xcel Energy Inc.	4.000%	6/15/28	750	715
	Xcel Energy Inc.	2.600%	12/1/29	240	209

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Xcel Energy Inc.	3.400%	6/1/30	450	402
	Xcel Energy Inc.	2.350%	11/15/31	500	402
	Xcel Energy Inc.	5.500%	3/15/34	675	672
	Xcel Energy Inc.	6.500%	7/1/36	610	650
	Xcel Energy Inc.	3.500%	12/1/49	400	277
					514,116
Total Corporate Bonds (Cost $6,143,138)					5,561,152
Sovereign Bonds (1.3%)
[9]	African Development Bank	0.875%	3/23/26	2,500	2,319
[9]	African Development Bank	0.875%	7/22/26	1,600	1,468
	African Development Bank	4.625%	1/4/27	1,100	1,101
	African Development Bank	4.125%	2/25/27	1,800	1,779
[9]	African Development Bank	4.375%	11/3/27	250	249
	African Development Bank	4.375%	3/14/28	4,500	4,485
[9]	African Development Bank	5.750%	8/7/72	300	292
	Asian Development Bank	0.625%	4/29/25	2,000	1,907
[9]	Asian Development Bank	2.875%	5/6/25	630	615
[9]	Asian Development Bank	4.625%	6/13/25	1,150	1,145
[9]	Asian Development Bank	0.375%	9/3/25	6,129	5,749
	Asian Development Bank	4.250%	1/9/26	3,875	3,840
[9]	Asian Development Bank	0.500%	2/4/26	4,000	3,702
[9]	Asian Development Bank	1.000%	4/14/26	3,000	2,786
[9]	Asian Development Bank	2.000%	4/24/26	400	379
[9]	Asian Development Bank	1.750%	8/14/26	1,841	1,724
[9]	Asian Development Bank	2.625%	1/12/27	800	760
[9]	Asian Development Bank	4.125%	1/12/27	2,500	2,473
[9]	Asian Development Bank	1.500%	1/20/27	3,525	3,246
[9]	Asian Development Bank	2.500%	11/2/27	2,985	2,793
[9]	Asian Development Bank	2.750%	1/19/28	1,000	941
[9]	Asian Development Bank	3.750%	4/25/28	2,425	2,364
[9]	Asian Development Bank	1.250%	6/9/28	500	440
[9]	Asian Development Bank	4.500%	8/25/28	2,900	2,916
[9]	Asian Development Bank	3.125%	9/26/28	1,600	1,521
[9]	Asian Development Bank	4.375%	3/6/29	2,350	2,353
[9]	Asian Development Bank	1.750%	9/19/29	200	175
[9]	Asian Development Bank	1.875%	1/24/30	1,000	872
[9]	Asian Development Bank	0.750%	10/8/30	1,500	1,196
[9]	Asian Development Bank	1.500%	3/4/31	3,000	2,495
	Asian Development Bank	3.125%	4/27/32	2,500	2,292
[9]	Asian Development Bank	3.875%	9/28/32	900	869
[9]	Asian Development Bank	4.000%	1/12/33	1,880	1,830
[9]	Asian Development Bank	3.875%	6/14/33	1,675	1,613
[9]	Asian Development Bank	4.125%	1/12/34	2,000	1,963
	Asian Infrastructure Investment Bank	0.500%	5/28/25	1,000	949
	Asian Infrastructure Investment Bank	3.375%	6/29/25	1,500	1,469
	Asian Infrastructure Investment Bank	0.500%	1/27/26	2,700	2,499
	Asian Infrastructure Investment Bank	4.875%	9/14/26	1,410	1,417
	Asian Infrastructure Investment Bank	4.000%	1/18/28	2,125	2,088
	Asian Infrastructure Investment Bank	4.125%	1/18/29	1,500	1,484
	Asian Infrastructure Investment Bank	4.250%	3/13/34	625	618
	Canadian Government Bond	2.875%	4/28/25	2,515	2,458
	Canadian Government Bond	0.750%	5/19/26	5,200	4,790
	Canadian Government Bond	3.750%	4/26/28	2,500	2,438
	Corp. Andina de Fomento	1.625%	9/23/25	600	568
	Corp. Andina de Fomento	5.250%	11/21/25	2,160	2,152
	Corp. Andina de Fomento	4.750%	4/1/26	600	593
	Corp. Andina de Fomento	2.250%	2/8/27	620	572

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Corp. Andina de Fomento	6.000%	4/26/27	900	920
	Corp. Andina de Fomento	5.000%	1/24/29	500	499
	Council of Europe Development Bank	3.000%	6/16/25	540	527
	Council of Europe Development Bank	3.750%	5/25/26	1,025	1,005
	Council of Europe Development Bank	0.875%	9/22/26	1,000	913
	Council of Europe Development Bank	3.625%	1/26/28	1,320	1,281
	Council of Europe Development Bank	4.125%	1/24/29	400	396
	Equinor ASA	3.000%	4/6/27	941	893
	Equinor ASA	3.625%	9/10/28	1,200	1,155
	Equinor ASA	3.125%	4/6/30	500	459
	Equinor ASA	2.375%	5/22/30	1,500	1,314
	Equinor ASA	5.100%	8/17/40	2,100	2,098
	Equinor ASA	4.250%	11/23/41	325	291
	Equinor ASA	3.950%	5/15/43	175	148
	Equinor ASA	4.800%	11/8/43	1,015	963
	Equinor ASA	3.250%	11/18/49	750	546
	Equinor ASA	3.700%	4/6/50	2,360	1,868
	European Bank for Reconstruction & Development	0.500%	5/19/25	700	665
[9]	European Bank for Reconstruction & Development	0.500%	11/25/25	1,600	1,491
[9]	European Bank for Reconstruction & Development	0.500%	1/28/26	2,000	1,852
[9]	European Bank for Reconstruction & Development	4.375%	3/9/28	3,650	3,641
	European Bank for Reconstruction & Development	4.125%	1/25/29	200	198
[9]	European Bank for Reconstruction & Development	4.250%	3/13/34	850	842
	European Investment Bank	0.625%	7/25/25	3,700	3,499
	European Investment Bank	2.750%	8/15/25	3,000	2,914
	European Investment Bank	0.375%	12/15/25	5,500	5,105
	European Investment Bank	0.375%	3/26/26	5,000	4,595
	European Investment Bank	2.125%	4/13/26	1,000	951
	European Investment Bank	0.750%	10/26/26	1,950	1,772
[9]	European Investment Bank	1.375%	3/15/27	2,775	2,538
	European Investment Bank	4.375%	3/19/27	3,400	3,388
	European Investment Bank	2.375%	5/24/27	5,166	4,854
	European Investment Bank	0.625%	10/21/27	500	438
	European Investment Bank	3.250%	11/15/27	2,500	2,401
	European Investment Bank	3.875%	3/15/28	4,300	4,217
	European Investment Bank	4.500%	10/16/28	2,775	2,793
	European Investment Bank	4.000%	2/15/29	2,300	2,266
	European Investment Bank	1.625%	10/9/29	350	304
	European Investment Bank	0.875%	5/17/30	400	326
	European Investment Bank	3.625%	7/15/30	3,775	3,633
	European Investment Bank	0.750%	9/23/30	1,200	962
	European Investment Bank	1.250%	2/14/31	3,000	2,465
	European Investment Bank	3.750%	2/14/33	2,100	2,014
	European Investment Bank	4.125%	2/13/34	3,600	3,540
	European Investment Bank	4.875%	2/15/36	1,300	1,353
[13]	Export Development Canada	3.375%	8/26/25	2,400	2,349
[13]	Export Development Canada	4.375%	6/29/26	2,500	2,484
[13]	Export Development Canada	3.000%	5/25/27	1,700	1,625
[13]	Export Development Canada	3.875%	2/14/28	1,900	1,861
[13]	Export Development Canada	4.125%	2/13/29	2,750	2,724
	Export-Import Bank of Korea	5.375%	9/18/25	1,000	1,003
	Export-Import Bank of Korea	3.250%	11/10/25	300	292
	Export-Import Bank of Korea	4.875%	1/11/26	400	399

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Export-Import Bank of Korea	0.625%	2/9/26	500	462
	Export-Import Bank of Korea	2.625%	5/26/26	925	881
	Export-Import Bank of Korea	1.125%	12/29/26	205	185
	Export-Import Bank of Korea	4.625%	1/11/27	200	199
	Export-Import Bank of Korea	1.625%	1/18/27	400	366
	Export-Import Bank of Korea	2.375%	4/21/27	1,020	949
	Export-Import Bank of Korea	4.250%	9/15/27	650	637
	Export-Import Bank of Korea	5.000%	1/11/28	500	505
	Export-Import Bank of Korea	4.500%	1/11/29	200	199
	Export-Import Bank of Korea	1.250%	9/21/30	1,600	1,286
	Export-Import Bank of Korea	1.375%	2/9/31	500	401
	Export-Import Bank of Korea	2.125%	1/18/32	650	537
	Export-Import Bank of Korea	4.500%	9/15/32	500	489
	Export-Import Bank of Korea	5.125%	1/11/33	730	743
	Export-Import Bank of Korea	5.125%	9/18/33	600	612
	Export-Import Bank of Korea	2.500%	6/29/41	875	625
[9]	Hong Kong Government International Bond	1.750%	11/24/31	825	688
	Inter-American Development Bank	0.875%	4/3/25	1,000	959
	Inter-American Development Bank	7.000%	6/15/25	250	255
	Inter-American Development Bank	0.625%	7/15/25	5,100	4,824
[9]	Inter-American Development Bank	0.875%	4/20/26	4,000	3,704
[9]	Inter-American Development Bank	4.500%	5/15/26	2,250	2,241
[9]	Inter-American Development Bank	2.000%	6/2/26	1,915	1,810
	Inter-American Development Bank	2.000%	7/23/26	1,615	1,522
	Inter-American Development Bank	4.375%	2/1/27	1,760	1,752
	Inter-American Development Bank	2.375%	7/7/27	800	749
	Inter-American Development Bank	0.625%	9/16/27	3,700	3,248
	Inter-American Development Bank	4.000%	1/12/28	4,550	4,479
	Inter-American Development Bank	1.125%	7/20/28	2,000	1,748
	Inter-American Development Bank	3.125%	9/18/28	2,200	2,090
	Inter-American Development Bank	4.125%	2/15/29	2,100	2,081
	Inter-American Development Bank	2.250%	6/18/29	1,000	903
[9]	Inter-American Development Bank	1.125%	1/13/31	3,500	2,845
[9]	Inter-American Development Bank	3.500%	4/12/33	1,925	1,800
[9]	Inter-American Development Bank	4.500%	9/13/33	2,300	2,322
[9]	Inter-American Development Bank	3.875%	10/28/41	1,600	1,435
	Inter-American Development Bank	3.200%	8/7/42	550	448
	Inter-American Development Bank	4.375%	1/24/44	450	429
	Inter-American Investment Corp.	4.125%	2/15/28	1,050	1,032
	Inter-American Investment Corp.	4.750%	9/19/28	475	479
	Inter-American Investment Corp.	4.250%	2/14/29	775	767
	International Bank for Reconstruction & Development	0.625%	4/22/25	4,500	4,296
	International Bank for Reconstruction & Development	0.375%	7/28/25	5,000	4,709
[9]	International Bank for Reconstruction & Development	2.500%	7/29/25	4,600	4,456
	International Bank for Reconstruction & Development	0.500%	10/28/25	6,000	5,607
[9]	International Bank for Reconstruction & Development	3.125%	11/20/25	2,000	1,946
	International Bank for Reconstruction & Development	0.875%	7/15/26	2,275	2,092
[9]	International Bank for Reconstruction & Development	1.875%	10/27/26	356	333
	International Bank for Reconstruction & Development	3.125%	6/15/27	6,250	6,001

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	International Bank for Reconstruction & Development	0.750%	11/24/27	2,500	2,192
	International Bank for Reconstruction & Development	3.500%	7/12/28	4,250	4,107
	International Bank for Reconstruction & Development	4.625%	8/1/28	3,525	3,562
	International Bank for Reconstruction & Development	1.125%	9/13/28	4,625	4,026
	International Bank for Reconstruction & Development	3.625%	9/21/29	500	483
[9]	International Bank for Reconstruction & Development	1.750%	10/23/29	1,500	1,308
	International Bank for Reconstruction & Development	3.875%	2/14/30	5,475	5,339
	International Bank for Reconstruction & Development	0.875%	5/14/30	1,000	815
	International Bank for Reconstruction & Development	4.000%	7/25/30	2,925	2,871
	International Bank for Reconstruction & Development	0.750%	8/26/30	4,250	3,404
	International Bank for Reconstruction & Development	4.000%	1/10/31	2,000	1,959
	International Bank for Reconstruction & Development	1.250%	2/10/31	6,000	4,907
	International Bank for Reconstruction & Development	1.625%	11/3/31	8,500	7,026
	International Bank for Reconstruction & Development	2.500%	3/29/32	3,000	2,634
	International Bank for Reconstruction & Development	4.750%	11/14/33	1,500	1,546
[9]	International Bank for Reconstruction & Development	4.750%	2/15/35	450	459
[9]	International Finance Corp.	0.375%	7/16/25	1,000	943
[9]	International Finance Corp.	2.125%	4/7/26	1,505	1,431
[9]	International Finance Corp.	4.375%	1/15/27	850	847
[9]	International Finance Corp.	4.500%	7/13/28	850	855
	International Finance Corp.	0.750%	8/27/30	800	641
[14]	Japan Bank for International Cooperation	2.875%	4/14/25	3,600	3,512
[9,14]	Japan Bank for International Cooperation	2.500%	5/28/25	500	484
[14]	Japan Bank for International Cooperation	0.625%	7/15/25	2,000	1,887
[14]	Japan Bank for International Cooperation	4.250%	1/26/26	2,250	2,221
[14]	Japan Bank for International Cooperation	4.250%	4/27/26	1,125	1,110
[14]	Japan Bank for International Cooperation	2.875%	6/1/27	1,500	1,419
[14]	Japan Bank for International Cooperation	2.875%	7/21/27	500	472
[14]	Japan Bank for International Cooperation	2.750%	11/16/27	2,200	2,056
[14]	Japan Bank for International Cooperation	4.625%	7/19/28	575	575
[14]	Japan Bank for International Cooperation	3.250%	7/20/28	1,300	1,231
[14]	Japan Bank for International Cooperation	4.875%	10/18/28	200	202
[14]	Japan Bank for International Cooperation	3.500%	10/31/28	1,500	1,430

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[14]	Japan Bank for International Cooperation	2.125%	2/16/29	1,930	1,721
[14]	Japan Bank for International Cooperation	2.000%	10/17/29	300	262
[14]	Japan Bank for International Cooperation	1.250%	1/21/31	1,000	807
[14]	Japan Bank for International Cooperation	4.375%	1/24/31	300	297
[14]	Japan Bank for International Cooperation	1.875%	4/15/31	500	419
[14]	Japan International Cooperation Agency	2.750%	4/27/27	700	659
[14]	Japan International Cooperation Agency	3.250%	5/25/27	3,000	2,860
[14]	Japan International Cooperation Agency	4.000%	5/23/28	600	582
[14]	Japan International Cooperation Agency	3.375%	6/12/28	550	521
[14]	Japan International Cooperation Agency	1.000%	7/22/30	200	160
[14]	Japan International Cooperation Agency	1.750%	4/28/31	500	412
[15]	KFW	2.000%	5/2/25	1,250	1,210
[15]	KFW	0.375%	7/18/25	6,000	5,657
[15]	KFW	5.125%	9/29/25	2,025	2,031
[15]	KFW	0.625%	1/22/26	4,000	3,716
[15]	KFW	3.625%	4/1/26	2,750	2,693
[15]	KFW	4.625%	8/7/26	3,275	3,274
[15]	KFW	1.000%	10/1/26	9,000	8,254
[15]	KFW	4.375%	3/1/27	2,925	2,914
[15]	KFW	3.000%	5/20/27	585	559
[15]	KFW	3.750%	2/15/28	3,825	3,733
[15]	KFW	2.875%	4/3/28	2,300	2,170
[15]	KFW	3.875%	6/15/28	3,525	3,453
[15]	KFW	4.000%	3/15/29	1,200	1,182
[15]	KFW	1.750%	9/14/29	900	788
[15]	KFW	0.750%	9/30/30	2,000	1,603
[15]	KFW	4.750%	10/29/30	1,275	1,306
[15]	KFW	4.125%	7/15/33	3,200	3,141
[15]	KFW	4.375%	2/28/34	1,275	1,278
[15]	KFW	0.000%	4/18/36	600	351
[15]	KFW	0.000%	6/29/37	1,700	940
	Korea Development Bank	5.375%	10/23/26	500	505
	Korea Development Bank	4.625%	2/15/27	900	895
	Korea Development Bank	1.375%	4/25/27	500	451
	Korea Development Bank	4.375%	2/15/28	2,150	2,125
	Korea Development Bank	5.375%	10/23/28	500	514
	Korea Development Bank	4.500%	2/15/29	1,000	993
	Korea Development Bank	1.625%	1/19/31	1,000	816
	Korea Development Bank	2.000%	10/25/31	500	411
	Korea Development Bank	4.375%	2/15/33	1,600	1,543
	Korea Development Bank	5.625%	10/23/33	500	529
[9,15]	Landwirtschaftliche Rentenbank	0.500%	5/27/25	500	475
[15]	Landwirtschaftliche Rentenbank	2.375%	6/10/25	975	945
[15]	Landwirtschaftliche Rentenbank	0.875%	3/30/26	2,400	2,225
[9,15]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	825	773
[9,15]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	1,595	1,489
[9,15]	Landwirtschaftliche Rentenbank	3.875%	6/14/28	1,250	1,223
[15]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	1,000	805

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9,15]	Landwirtschaftliche Rentenbank	5.000%	10/24/33	800	839
	Nordic Investment Bank	0.375%	9/11/25	1,500	1,406
	Nordic Investment Bank	5.000%	10/15/25	490	491
[9]	Nordic Investment Bank	0.500%	1/21/26	1,000	927
	Nordic Investment Bank	4.375%	3/14/28	2,900	2,891
	Nordic Investment Bank	4.250%	2/28/29	1,075	1,071
[16]	Oesterreichische Kontrollbank AG	0.375%	9/17/25	1,500	1,404
[16]	Oesterreichische Kontrollbank AG	4.125%	1/20/26	580	573
[9,16]	Oesterreichische Kontrollbank AG	0.500%	2/2/26	2,200	2,035
[16]	Oesterreichische Kontrollbank AG	5.000%	10/23/26	580	585
[16]	Oesterreichische Kontrollbank AG	3.625%	9/9/27	2,000	1,943
[16]	Oesterreichische Kontrollbank AG	4.250%	3/1/28	1,800	1,785
[9,16]	Oesterreichische Kontrollbank AG	4.125%	1/18/29	600	594
[9]	Oriental Republic of Uruguay	4.375%	10/27/27	975	966
[9]	Oriental Republic of Uruguay	4.375%	1/23/31	2,302	2,252
[9]	Oriental Republic of Uruguay	5.750%	10/28/34	1,055	1,113
[9]	Oriental Republic of Uruguay	7.625%	3/21/36	885	1,070
[9]	Oriental Republic of Uruguay	4.125%	11/20/45	1,029	909
[9]	Oriental Republic of Uruguay	5.100%	6/18/50	2,535	2,451
[9]	Oriental Republic of Uruguay	4.975%	4/20/55	2,680	2,513
[17]	Petroleos Mexicanos	2.378%	4/15/25	30	29
	Province of Alberta	1.000%	5/20/25	830	792
	Province of Alberta	3.300%	3/15/28	1,100	1,049
	Province of Alberta	1.300%	7/22/30	2,566	2,118
	Province of Alberta	4.500%	1/24/34	1,000	989
	Province of British Columbia	2.250%	6/2/26	1,707	1,619
	Province of British Columbia	0.900%	7/20/26	1,275	1,170
	Province of British Columbia	4.800%	11/15/28	1,100	1,114
	Province of British Columbia	1.300%	1/29/31	500	408
	Province of British Columbia	4.200%	7/6/33	1,100	1,067
	Province of Manitoba	2.125%	6/22/26	850	803
	Province of Manitoba	4.300%	7/27/33	950	927
	Province of New Brunswick	3.625%	2/24/28	500	480
	Province of Ontario	2.500%	4/27/26	1,000	955
	Province of Ontario	2.300%	6/15/26	2,000	1,897
	Province of Ontario	3.100%	5/19/27	4,025	3,847
	Province of Ontario	4.200%	1/18/29	1,600	1,580
	Province of Ontario	2.000%	10/2/29	1,700	1,495
	Province of Ontario	1.125%	10/7/30	2,800	2,269
	Province of Ontario	1.600%	2/25/31	5,000	4,146
	Province of Ontario	1.800%	10/14/31	500	414
	Province of Quebec	0.600%	7/23/25	1,500	1,416
	Province of Quebec	2.500%	4/20/26	700	669
	Province of Quebec	2.750%	4/12/27	3,250	3,080
	Province of Quebec	3.625%	4/13/28	1,150	1,111
[6]	Province of Quebec	4.500%	4/3/29	2,525	2,525
[9]	Province of Quebec	7.500%	9/15/29	1,075	1,227
	Province of Quebec	1.350%	5/28/30	1,200	998
	Province of Quebec	1.900%	4/21/31	800	675
	Province of Quebec	4.500%	9/8/33	1,225	1,214
	Province of Saskatchewan	3.250%	6/8/27	700	671
	Republic of Chile	3.125%	1/21/26	710	685
[9]	Republic of Chile	2.750%	1/31/27	1,525	1,429
[9]	Republic of Chile	3.240%	2/6/28	2,660	2,491
[9]	Republic of Chile	4.850%	1/22/29	400	397
[9]	Republic of Chile	2.450%	1/31/31	921	788
[9]	Republic of Chile	2.550%	1/27/32	279	236
[9]	Republic of Chile	2.550%	7/27/33	2,709	2,201

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Republic of Chile	3.500%	1/31/34	1,808	1,584
[9]	Republic of Chile	4.950%	1/5/36	1,601	1,549
[9]	Republic of Chile	3.100%	5/7/41	2,440	1,805
[9]	Republic of Chile	4.340%	3/7/42	1,236	1,078
	Republic of Chile	3.860%	6/21/47	1,100	868
[9]	Republic of Chile	3.500%	1/25/50	1,915	1,398
[9]	Republic of Chile	4.000%	1/31/52	1,465	1,157
[9]	Republic of Chile	5.330%	1/5/54	900	866
[9]	Republic of Chile	3.100%	1/22/61	1,675	1,055
[9]	Republic of Chile	3.250%	9/21/71	500	315
	Republic of Hungary	7.625%	3/29/41	1,350	1,559
[9]	Republic of Indonesia	4.150%	9/20/27	650	632
	Republic of Indonesia	3.500%	1/11/28	1,300	1,234
[9]	Republic of Indonesia	4.550%	1/11/28	850	837
	Republic of Indonesia	4.100%	4/24/28	1,000	968
	Republic of Indonesia	4.750%	2/11/29	1,350	1,340
[9]	Republic of Indonesia	4.400%	3/10/29	200	195
	Republic of Indonesia	3.400%	9/18/29	200	185
	Republic of Indonesia	2.850%	2/14/30	350	312
	Republic of Indonesia	3.850%	10/15/30	2,100	1,964
	Republic of Indonesia	1.850%	3/12/31	600	490
[9]	Republic of Indonesia	2.150%	7/28/31	1,100	909
[9]	Republic of Indonesia	3.550%	3/31/32	1,250	1,130
[9]	Republic of Indonesia	4.700%	2/10/34	775	756
	Republic of Indonesia	4.350%	1/11/48	2,075	1,813
	Republic of Indonesia	5.350%	2/11/49	1,500	1,509
	Republic of Indonesia	3.700%	10/30/49	825	642
	Republic of Indonesia	4.200%	10/15/50	2,005	1,689
	Republic of Indonesia	3.050%	3/12/51	850	601
[9]	Republic of Indonesia	4.300%	3/31/52	700	599
[9]	Republic of Indonesia	5.450%	9/20/52	200	202
[9]	Republic of Indonesia	5.650%	1/11/53	700	728
[9]	Republic of Indonesia	5.100%	2/10/54	725	701
[9]	Republic of Indonesia	3.200%	9/23/61	800	531
	Republic of Indonesia	4.450%	4/15/70	750	631
	Republic of Indonesia	3.350%	3/12/71	500	333
	Republic of Italy	1.250%	2/17/26	2,900	2,688
	Republic of Italy	2.875%	10/17/29	2,000	1,769
	Republic of Italy	5.375%	6/15/33	1,925	1,903
	Republic of Italy	4.000%	10/17/49	1,900	1,404
	Republic of Italy	3.875%	5/6/51	2,500	1,795
	Republic of Korea	2.750%	1/19/27	2,800	2,656
	Republic of Korea	2.500%	6/19/29	900	817
	Republic of Korea	1.000%	9/16/30	1,000	806
	Republic of Korea	1.750%	10/15/31	550	455
	Republic of Korea	4.125%	6/10/44	655	591
	Republic of Korea	3.875%	9/20/48	390	334
	Republic of Panama	7.125%	1/29/26	1,358	1,384
	Republic of Panama	8.875%	9/30/27	368	397
[9]	Republic of Panama	3.875%	3/17/28	1,980	1,804
	Republic of Panama	9.375%	4/1/29	1,070	1,195
[9]	Republic of Panama	3.160%	1/23/30	400	332
[9]	Republic of Panama	7.500%	3/1/31	900	931
[9]	Republic of Panama	2.252%	9/29/32	2,325	1,667
[9]	Republic of Panama	6.400%	2/14/35	1,900	1,803
[9]	Republic of Panama	6.700%	1/26/36	1,444	1,411
[9]	Republic of Panama	6.875%	1/31/36	400	390
[9]	Republic of Panama	8.000%	3/1/38	1,080	1,130

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Republic of Panama	4.500%	5/15/47	200	138
[9]	Republic of Panama	4.500%	4/16/50	2,310	1,551
[9]	Republic of Panama	4.300%	4/29/53	1,250	804
[9]	Republic of Panama	6.853%	3/28/54	1,160	1,050
[9]	Republic of Panama	4.500%	4/1/56	2,650	1,716
[9]	Republic of Panama	7.875%	3/1/57	250	252
[9]	Republic of Panama	3.870%	7/23/60	3,350	1,925
[9]	Republic of Panama	4.500%	1/19/63	1,400	893
[9]	Republic of Peru	2.392%	1/23/26	600	568
	Republic of Peru	4.125%	8/25/27	250	242
[9]	Republic of Peru	2.783%	1/23/31	4,900	4,205
[9]	Republic of Peru	1.862%	12/1/32	1,100	838
	Republic of Peru	8.750%	11/21/33	2,385	2,943
[9]	Republic of Peru	3.000%	1/15/34	1,800	1,473
[9]	Republic of Peru	6.550%	3/14/37	600	651
[9]	Republic of Peru	3.300%	3/11/41	1,000	750
	Republic of Peru	5.625%	11/18/50	2,150	2,144
[9]	Republic of Peru	3.550%	3/10/51	400	290
[9]	Republic of Peru	2.780%	12/1/60	1,700	979
[9]	Republic of Peru	3.600%	1/15/72	650	431
[9]	Republic of Peru	3.230%	7/28/21	1,200	691
	Republic of Poland	3.250%	4/6/26	1,150	1,115
[9]	Republic of Poland	5.500%	11/16/27	1,300	1,327
[9]	Republic of Poland	4.625%	3/18/29	1,300	1,289
[9]	Republic of Poland	5.750%	11/16/32	975	1,020
[9]	Republic of Poland	4.875%	10/4/33	1,800	1,772
[9]	Republic of Poland	5.125%	9/18/34	2,500	2,494
[9]	Republic of Poland	5.500%	4/4/53	2,105	2,097
[9]	Republic of Poland	5.500%	3/18/54	2,900	2,878
	Republic of the Philippines	5.500%	3/30/26	1,500	1,517
	Republic of the Philippines	3.229%	3/29/27	450	428
	Republic of the Philippines	5.170%	10/13/27	600	604
	Republic of the Philippines	3.000%	2/1/28	1,725	1,607
	Republic of the Philippines	4.625%	7/17/28	500	495
	Republic of the Philippines	3.750%	1/14/29	2,000	1,898
	Republic of the Philippines	9.500%	2/2/30	1,525	1,875
	Republic of the Philippines	2.457%	5/5/30	2,000	1,733
	Republic of the Philippines	7.750%	1/14/31	775	897
	Republic of the Philippines	1.648%	6/10/31	1,423	1,137
	Republic of the Philippines	1.950%	1/6/32	675	543
	Republic of the Philippines	6.375%	1/15/32	600	650
	Republic of the Philippines	3.556%	9/29/32	800	718
	Republic of the Philippines	5.609%	4/13/33	400	416
	Republic of the Philippines	5.000%	7/17/33	1,050	1,052
	Republic of the Philippines	6.375%	10/23/34	2,175	2,399
	Republic of the Philippines	5.000%	1/13/37	400	395
	Republic of the Philippines	3.950%	1/20/40	1,500	1,289
	Republic of the Philippines	3.700%	3/1/41	1,534	1,265
	Republic of the Philippines	3.700%	2/2/42	1,885	1,543
	Republic of the Philippines	2.950%	5/5/45	1,750	1,227
	Republic of the Philippines	2.650%	12/10/45	1,400	924
	Republic of the Philippines	3.200%	7/6/46	1,500	1,075
	Republic of the Philippines	4.200%	3/29/47	925	779
	Republic of the Philippines	5.950%	10/13/47	600	640
	Republic of the Philippines	5.500%	1/17/48	400	407
	State of Israel	2.875%	3/16/26	1,100	1,045
	State of Israel	3.250%	1/17/28	790	736
	State of Israel	5.375%	3/12/29	1,700	1,704

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	State of Israel	2.500%	1/15/30	200	172
	State of Israel	2.750%	7/3/30	1,550	1,334
	State of Israel	4.500%	1/17/33	1,975	1,837
	State of Israel	5.500%	3/12/34	2,500	2,470
	State of Israel	4.500%	1/30/43	1,400	1,202
	State of Israel	4.125%	1/17/48	800	622
	State of Israel	3.375%	1/15/50	1,585	1,064
	State of Israel	3.875%	7/3/50	1,650	1,217
	State of Israel	5.750%	3/12/54	2,500	2,398
	State of Israel	4.500%	4/3/20	900	671
[9]	Svensk Exportkredit AB	0.625%	5/14/25	2,500	2,376
[9]	Svensk Exportkredit AB	4.000%	7/15/25	1,000	986
	Svensk Exportkredit AB	0.500%	8/26/25	2,000	1,877
[9]	Svensk Exportkredit AB	4.625%	11/28/25	1,060	1,054
[9]	Svensk Exportkredit AB	4.375%	2/13/26	1,125	1,115
[9]	Svensk Exportkredit AB	4.875%	9/14/26	260	261
[9]	Svensk Exportkredit AB	2.250%	3/22/27	1,000	933
	Svensk Exportkredit AB	4.125%	6/14/28	1,000	984
[9]	Svensk Exportkredit AB	4.250%	2/1/29	300	298
[9]	Svensk Exportkredit AB	4.875%	10/4/30	920	937
[9]	United Mexican States	3.900%	4/27/25	800	787
	United Mexican States	4.125%	1/21/26	2,968	2,910
	United Mexican States	4.150%	3/28/27	3,370	3,286
	United Mexican States	3.750%	1/11/28	1,175	1,116
[9]	United Mexican States	5.400%	2/9/28	800	805
	United Mexican States	4.500%	4/22/29	2,000	1,933
[9]	United Mexican States	5.000%	5/7/29	1,263	1,246
[9]	United Mexican States	3.250%	4/16/30	3,000	2,671
[9]	United Mexican States	2.659%	5/24/31	2,700	2,254
[9]	United Mexican States	8.300%	8/15/31	1,000	1,190
[9]	United Mexican States	4.750%	4/27/32	700	664
[9]	United Mexican States	7.500%	4/8/33	400	452
[9]	United Mexican States	4.875%	5/19/33	2,925	2,773
[9]	United Mexican States	3.500%	2/12/34	2,500	2,081
[9]	United Mexican States	6.750%	9/27/34	950	1,014
[9]	United Mexican States	6.350%	2/9/35	2,225	2,297
[9]	United Mexican States	6.000%	5/7/36	3,268	3,281
	United Mexican States	6.050%	1/11/40	2,321	2,298
[9]	United Mexican States	4.280%	8/14/41	2,091	1,690
[9]	United Mexican States	4.750%	3/8/44	3,022	2,523
	United Mexican States	5.550%	1/21/45	1,150	1,071
	United Mexican States	4.600%	1/23/46	2,530	2,042
	United Mexican States	4.350%	1/15/47	1,410	1,100
	United Mexican States	4.600%	2/10/48	2,070	1,661
[9]	United Mexican States	4.500%	1/31/50	1,200	948
[9]	United Mexican States	5.000%	4/27/51	2,500	2,104
[9]	United Mexican States	4.400%	2/12/52	2,025	1,550
[9]	United Mexican States	6.338%	5/4/53	2,385	2,357
[9]	United Mexican States	6.400%	5/7/54	2,108	2,104
[9]	United Mexican States	3.771%	5/24/61	2,875	1,870
[9]	United Mexican States	5.750%	10/12/10	2,114	1,851
Total Sovereign Bonds (Cost $760,450)					700,414
Taxable Municipal Bonds (0.2%)
	Alabama Economic Settlement Authority BP Settlement Revenue	3.163%	9/15/25	80	78
	Alabama Federal AID Highway Finance Authority SO Revenue	2.650%	9/1/37	325	263

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/44	100	120
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	6.449%	2/15/44	225	244
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.834%	2/15/41	100	122
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	6.053%	2/15/43	50	53
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	8.084%	2/15/50	375	497
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	375	429
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	985	1,112
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	125	152
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	400	483
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	3.126%	4/1/55	700	494
California Earthquake Authority Revenue	5.603%	7/1/27	275	277
California GO	3.375%	4/1/25	426	419
California GO	2.650%	4/1/26	250	240
California GO	1.700%	2/1/28	350	317
California GO	3.500%	4/1/28	400	387
California GO	2.500%	10/1/29	590	531
California GO	1.750%	11/1/30	260	219
California GO	5.750%	10/1/31	100	107
California GO	4.500%	4/1/33	850	827
California GO	7.500%	4/1/34	1,770	2,081
California GO	4.600%	4/1/38	1,925	1,859
California GO	7.550%	4/1/39	2,815	3,446
California GO	7.300%	10/1/39	1,000	1,176
California GO	7.350%	11/1/39	725	857
California GO	7.625%	3/1/40	1,150	1,403
California GO	7.600%	11/1/40	2,000	2,470
California State University Systemwide Revenue	3.899%	11/1/47	250	212
California State University Systemwide Revenue	2.897%	11/1/51	500	357
California State University Systemwide Revenue	2.975%	11/1/51	465	324
California State University Systemwide Revenue	2.719%	11/1/52	500	341
California State University Systemwide Revenue	2.939%	11/1/52	500	345
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/39	100	102
Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue	3.204%	1/15/51	500	355

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	500	531
	Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	405	446
	Chicago IL O'Hare International Airport Revenue	4.472%	1/1/49	325	303
	Chicago IL O'Hare International Airport Revenue	4.572%	1/1/54	340	320
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	1,456	1,644
	Clark County NV Airport System Revenue	6.820%	7/1/45	325	384
	Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/38	500	456
	Commonwealth Financing Authority Pennsylvania Revenue	4.144%	6/1/38	275	257
	Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/41	400	343
	Commonwealth of Massachusetts SO Revenue	3.769%	7/15/29	350	340
	Connecticut GO	5.090%	10/1/30	575	576
	Connecticut GO	5.850%	3/15/32	610	639
	Cook County IL GO	6.229%	11/15/34	400	425
	Dallas County TX Hospital District GO	5.621%	8/15/44	100	103
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	300	322
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	75	73
	Dallas TX Convention Center Hotel Development Corp. Hotel Revenue	7.088%	1/1/42	285	325
[18]	Dallas TX Independent School District GO	6.450%	2/15/35	150	150
	Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/38	875	735
	Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/45	325	251
	Dallas-Fort Worth TX International Airport Revenue	2.843%	11/1/46	450	334
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/51	800	735
	District of Columbia Income Tax Revenue (Federally Taxable-Build America Bonds)	5.591%	12/1/34	50	51
	District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/14	275	254
	East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/40	315	338
	Florida State Board of Administration Finance Corp. Revenue	1.258%	7/1/25	1,300	1,239
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	850	771
	Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/30	1,000	854
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	510	428
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	581	669
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	1,335	1,539
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	142	162

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgia Water & Wastewater Revenue	2.257%	11/1/35	250	202
	Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/34	425	358
	Golden State Tobacco Securitization Corp. California Revenue	3.487%	6/1/36	400	333
	Golden State Tobacco Securitization Corp. California Revenue	3.115%	6/1/38	400	324
	Golden State Tobacco Securitization Corp. California Revenue	3.714%	6/1/41	400	314
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/42	500	385
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	395	365
	Golden State Tobacco Securitization Corp. California Revenue	3.850%	6/1/50	445	416
	Golden State Tobacco Securitization Corp. California Revenue	4.214%	6/1/50	625	475
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/42	315	319
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	1,490	1,096
	Houston TX GO	6.290%	3/1/32	600	635
	Houston TX GO	3.961%	3/1/47	355	307
	Idaho Energy Resources Authority Transmission Facilities Revenue (Bonneville Cooperation Project No.2)	2.861%	9/1/46	300	212
	Illinois GO	5.100%	6/1/33	7,370	7,316
	Illinois GO	6.630%	2/1/35	110	116
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	350	373
	Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	3.051%	1/1/51	375	280
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/29	315	310
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.433%	1/1/33	95	94
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/35	355	352
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/38	325	266
	Kansas Department of Transportation Highway Revenue	4.596%	9/1/35	150	146
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	200	194
[19]	Kansas Development Finance Authority Revenue	2.774%	5/1/51	600	420
	Los Angeles CA Community College District GO	1.606%	8/1/28	305	276
	Los Angeles CA Community College District GO	1.806%	8/1/30	500	432
	Los Angeles CA Community College District GO	2.106%	8/1/32	1,450	1,217
	Los Angeles CA Community College District GO	6.750%	8/1/49	325	379
	Los Angeles CA Department of Water & Power Revenue	5.716%	7/1/39	100	104
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	410	473

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/50	500	581
Los Angeles CA Unified School District GO	5.750%	7/1/34	2,010	2,085
Los Angeles CA Unified School District GO	6.758%	7/1/34	250	276
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	400	411
Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/40	50	61
Louisiana Gasoline & Fuel Tax Revenue	2.952%	5/1/41	200	154
Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	3.615%	2/1/29	477	467
Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.081%	6/1/31	369	371
Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.145%	2/1/33	700	679
Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.048%	12/1/34	300	303
Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.275%	2/1/36	200	190
Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.475%	8/1/39	700	659
Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.198%	12/1/39	700	710
Maryland Health & Higher Educational Facilities Authority Revenue	3.052%	7/1/40	500	375
Maryland Health & Higher Educational Facilities Authority Revenue	3.197%	7/1/50	500	357
Maryland State Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	100	103
Massachusetts GO	5.456%	12/1/39	845	863
Massachusetts GO	2.900%	9/1/49	575	413
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	500	525

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	335	283
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	2.950%	5/15/43	350	264
	Massachusetts SO Revenue	4.110%	7/15/31	511	505
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	50	52
	Massachusetts Water Resources Authority Revenue	2.823%	8/1/41	250	197
	Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/43	100	115
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue	7.462%	10/1/46	575	718
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/41	575	524
	Miami-Dade County FL Water & Sewer Revenue	3.490%	10/1/42	275	229
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	250	217
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/40	375	307
	Michigan State Building Authority Revenue Refunding Taxable BDS 2020 II	2.705%	10/15/40	800	606
	Michigan State University Revenue	4.496%	8/15/48	200	184
	Michigan State University Revenue	4.165%	8/15/22	465	365
	Michigan Strategic Fund Ltd. Obligation Revenue	3.225%	9/1/47	275	212
	Mississippi GO	5.245%	11/1/34	250	251
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.229%	5/15/50	405	299
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/57	350	276
[20]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	1,435	1,538
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.754%	12/15/28	460	464
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/40	450	493
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	4.131%	6/15/42	300	255
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	575	686
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	1,830	2,126
	New York City NY GO	5.517%	10/1/37	475	484
	New York City NY GO	6.271%	12/1/37	325	355
	New York City NY GO	5.263%	10/1/52	200	208
	New York City NY GO	5.828%	10/1/53	200	223

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/41	100	104
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/42	300	310
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/42	100	106
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/42	75	80
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/43	325	324
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	1,200	1,256
New York City NY Transitional Finance Authority Future Tax Revenue	5.767%	8/1/36	275	284
New York City NY Transitional Finance Authority Future Tax Revenue	5.508%	8/1/37	150	153
New York City NY Transitional Finance Authority Future Tax Revenue	5.572%	11/1/38	625	641
New York Metropolitan Transportation Authority Revenue (Build America Bonds)	5.871%	11/15/39	100	102
New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	500	550
New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	300	333
New York Metropolitan Transportation Authority Revenue (Climate Bond Certified)	5.175%	11/15/49	495	459
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	515	622
New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	95	97
New York State Thruway Authority General Revenue	2.900%	1/1/35	230	197
New York State Urban Development Corp. Revenue (Personal Income Tax)	3.900%	3/15/33	300	286
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/39	400	409
North Texas Tollway Authority System Revenue	3.011%	1/1/43	175	134
North Texas Tollway Authority System Revenue	6.718%	1/1/49	700	827
Ohio State University General Receipts Revenue	4.910%	6/1/40	275	271
Ohio State University General Receipts Revenue	4.800%	6/1/11	415	372
Ohio Turnpike Commission Revenue	3.216%	2/15/48	300	229

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oklahoma Development Finance Authority Revenue	3.877%	5/1/37	463	445
	Oklahoma Development Finance Authority Revenue	4.380%	11/1/45	425	399
	Oklahoma Development Finance Authority Revenue	4.714%	5/1/52	350	334
	Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	225	235
	Oregon GO	5.892%	6/1/27	375	381
[21]	Oregon School Boards Association GO	5.528%	6/30/28	107	108
	Pennsylvania State University Revenue	2.790%	9/1/43	425	315
	Pennsylvania State University Revenue	2.840%	9/1/50	300	213
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	375	384
	Philadelphia PA Water & Wastewater Revenue	2.926%	7/1/45	275	208
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	125	134
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	200	214
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	800	856
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	975	932
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	375	370
	Port Authority of New York & New Jersey Revenue	4.031%	9/1/48	175	148
	Port Authority of New York & New Jersey Revenue	3.139%	2/15/51	200	151
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	135	131
	Port Authority of New York & New Jersey Revenue	3.175%	7/15/60	250	173
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	1,705	1,527
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	550	525
	Port Authority of New York & New Jersey Revenue	3.287%	8/1/69	400	273
	Port of Morrow OR Transmission Facilities Revenue (Bonneville Cooperation Projects)	2.543%	9/1/40	300	224
	Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/50	150	161
	Riverside County CA Pension Obligation Revenue Bonds	3.818%	2/15/38	75	69
	Rutgers State University New Jersey Revenue	5.665%	5/1/40	325	340
	Rutgers State University New Jersey Revenue	3.270%	5/1/43	100	81
	Rutgers State University New Jersey Revenue	3.915%	5/1/19	375	273
	Sales Tax Securitization Corp. Illinois Revenue	3.238%	1/1/42	350	283
	Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	350	294

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	250	203
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	230	215
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/41	370	360
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	225	242
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	490	515
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	450	423
	San Diego County CA Water Authority Revenue	6.138%	5/1/49	1,000	1,094
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/50	275	322
	San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	375	339
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	475	531
	State Public School Building Authority PA Revenue	5.000%	9/15/27	275	276
	Texas GO	5.517%	4/1/39	1,030	1,067
	Texas Natural Gas Securitization Finance Corp. Revenue	5.102%	4/1/35	1,300	1,311
	Texas Natural Gas Securitization Finance Corp. Revenue	5.169%	4/1/41	1,350	1,370
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	775	643
	Texas Transportation Commission GO	4.681%	4/1/40	100	95
	Texas Transportation Commission GO	2.472%	10/1/44	725	505
	Texas Transportation Commission State Highway Revenue	5.178%	4/1/30	1,275	1,273
	Texas Transportation Commission State Highway Revenue	4.000%	10/1/33	325	325
[21]	Tucson City AZ COP	2.856%	7/1/47	300	218
	University of California Regents Medical Center Pooled Revenue	4.132%	5/15/32	250	240
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/48	2,250	2,553
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/49	125	142
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/50	500	345
	University of California Regents Medical Center Pooled Revenue	4.563%	5/15/53	200	182
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/60	660	454
	University of California Revenue	0.883%	5/15/25	225	215
	University of California Revenue	3.063%	7/1/25	400	391
	University of California Revenue	1.316%	5/15/27	925	838
	University of California Revenue	1.614%	5/15/30	525	443
	University of California Revenue	3.071%	5/15/51	500	361
	University of California Revenue	4.858%	5/15/12	705	655
	University of California Revenue	4.767%	5/15/15	150	137
	University of Michigan Revenue	2.437%	4/1/40	275	203
	University of Michigan Revenue	2.562%	4/1/50	200	132

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Michigan Revenue	3.504%	4/1/52	475	377
	University of Michigan Revenue	4.454%	4/1/22	1,100	947
	University of Nebraska Student Fee Revenue	3.037%	10/1/49	235	176
[19]	University of Oregon Revenue	3.424%	3/1/60	750	555
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education Revenue	3.555%	9/15/19	350	232
	University of Texas Financing System Revenue	4.794%	8/15/46	300	286
	University of Texas Financing System Revenue	3.354%	8/15/47	200	153
	University of Texas Financing System Revenue	2.439%	8/15/49	225	144
	University of Texas Permanent University Fund Revenue	3.376%	7/1/47	900	707
	University of Texas Permanent University Fund Revenue	3.100%	7/1/49	275	209
	University of Virginia Revenue	2.256%	9/1/50	1,075	657
	University of Virginia Revenue	4.179%	9/1/17	250	201
	Utah GO	4.554%	7/1/24	30	30
	Utah GO	3.539%	7/1/25	268	265
	Washington GO	5.140%	8/1/40	480	480
[21]	Wisconsin General Fund Annual Appropriation Revenue	5.700%	5/1/26	200	201
	Wisconsin General Fund Annual Appropriation Revenue ETM	3.154%	5/1/27	300	288
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/36	1,000	932
Total Taxable Municipal Bonds (Cost $139,501)					122,989

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[22,23]	Vanguard Market Liquidity Fund (Cost $598,019)	5.407%	5,981,707	598,051
Total Investments (100.3%) (Cost $30,976,611)				55,012,919
Other Assets and Liabilities—Net (-0.3%)				(144,722)
Net Assets (100%)				54,868,197
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $37,955,000.
2	Security value determined using significant unobservable inputs.
3	Restricted securities totaling $63,000, representing 0.0% of net assets.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2024.
7	Securities with a value of $431,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
8	U.S. government-guaranteed.
9	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
10	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
11	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
12	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, the aggregate value was $52,904,000, representing 0.1% of net assets.
13	Guaranteed by the Government of Canada.
14	Guaranteed by the Government of Japan.
15	Guaranteed by the Federal Republic of Germany.
16	Guaranteed by the Republic of Austria.
17	Guaranteed by the Government of Mexico.
18	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
19	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
20	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
21	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
22	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
23	Collateral of $43,901,000 was received for securities on loan.

1YR—1-year.
CMT—Constant Maturing Treasury Rate.
COP—Certificate of Participation.
CVR—Contingent Value Rights.
DAC—Designated Activity Company.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year.
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6-month.
SO—Special Obligation.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2024	2,283	252,949	1,159
E-mini Russell 2000 Index	June 2024	80	8,584	149
E-mini S&P 500 Index	June 2024	195	51,758	1,133
E-mini S&P Mid-Cap 400 Index	June 2024	3	923	27
				2,468

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
D. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The fund also uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds or stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.   Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	33,696,001	63	100	33,696,164
Preferred Stocks	—	—	—	—
Rights	—	—	88	88
Warrants	39	—	—	39
U.S. Government and Agency Obligations	—	13,820,493	—	13,820,493
Asset-Backed/Commercial Mortgage-Backed Securities	—	513,529	—	513,529
Corporate Bonds	—	5,561,152	—	5,561,152
Sovereign Bonds	—	700,414	—	700,414
Taxable Municipal Bonds	—	122,989	—	122,989
Temporary Cash Investments	598,051	—	—	598,051
Total	34,294,091	20,718,640	188	55,012,919

Derivative Financial Instruments
Assets
Futures Contracts[1]	2,468	—	—	2,468
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Dec. 31, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2024 Market Value ($000)
Vanguard Market Liquidity Fund	722,008	NA1	NA1	(25)	3	7,282	—	598,051
Vanguard Total Bond Market ETF	6,573	20,043	—	—	(148)	151	—	26,468
Total	728,581	20,043	—	(25)	(145)	7,433	—	624,519
1	Not applicable—purchases and sales are for temporary cash investment purposes.